MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II

Northbrook Life Insurance Company
300 N. Milwaukee Ave.
Vernon Hills, IL 60061
Telephone Number: 1-800-654-2397                 Prospectus Dated May 1, 2001
--------------------------------------------------------------------------------
Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Dean Witter Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. Northbrook no longer offers this Contract in most states. Please contact your Morgan Stanley Financial Advisor for current availability. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 34 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

        - MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
        - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        - VAN KAMPEN LIFE INVESTMENT TRUST
        - AIM VARIABLE INSURANCE FUNDS
        - ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
        - PUTNAM VARIABLE TRUST (CLASS IB SHARES)

WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC "). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------








                                  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED
                                  IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
        IMPORTANT                 PROSPECTUS. ANY ONE WHO TELLS YOU OTHERWISE IS COMMITTING A
         NOTICES                  FEDERAL CRIME.
                                  INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



                                  1 PROSPECTUS

TABLE OF CONTENTS
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                                                                       PAGE
---------------------------------------------------------------------------
OVERVIEW
---------------------------------------------------------------------------
      Important Terms                                                    3
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The Contract At A Glance                                                 4
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How the Contract Works                                                   6
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Expense Table                                                            7
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Financial Information                                                   12
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CONTRACT FEATURES
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      The Contract                                                      13
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Purchases                                                               14
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Contract Value                                                          15
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Investment Alternatives                                                 16
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The Variable Sub-Accounts                                               16
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The Fixed Account Options                                               17
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Transfers                                                               18
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Expenses                                                                20
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Access To Your Money                                                    21
----------------------------------------------------------------------------




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                                                                        PAGE



      Income Payments                                                   22
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Death Benefits                                                          26
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Longevity Reward Rider                                                  29
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OTHER INFORMATION
---------------------------------------------------------------------------
      More Information:                                                 30
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Northbrook                                                              30
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The Variable Account                                                    31
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The Portfolios                                                          31
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The Contract                                                            32
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Qualified Plans                                                         32
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Legal Matters                                                           32
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Taxes                                                                   33
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Performance Information                                                 35
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APPENDIX A -- ACCUMULATION UNIT VALUES                                 A-1
---------------------------------------------------------------------------
APPENDIX B -- CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT           B-1
---------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                  C-1
----------------------------------------------------------------------------



                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.




----------------------------------------------------------------------------

Accumulation Phase                                                       6
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Accumulation Unit                                                       15
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Accumulation Unit Value                                                 15
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Annuitant                                                               13
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Automatic Portfolio Rebalancing Program                                 19
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Automatic Additions Program                                             14
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Beneficiary                                                             13
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Cancellation Period                                                     14
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Contract*                                                               32
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Contract Anniversary                                                     5
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Contract Owner ("You")                                                  13
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Contract Value                                                          15
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Contract Year                                                            4
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Death Benefit Anniversary                                               26
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Death Benefit Combination Option                                        27
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Dollar Cost Averaging Program                                           19
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Dollar Cost Averaging Fixed Account Options                             17
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Due Proof of Death                                                      26
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Enhanced Death Benefit Option                                           26
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Enhanced Earnings Death Benefit Option                                  28
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Fixed Account Options                                                   17
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Free Withdrawal Amount                                                  30
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Funds                                                                    1
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Guarantee Periods                                                       17
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Income Benefit Combination Option 2                                     24
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Income and Death Benefit Combination Option 2                           27
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Income Plan                                                             22
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Investment Alternatives                                                 16
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Issue Date                                                               6
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Longevity Reward Rider                                                  29
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Northbrook ("We")                                                       30
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Payout Phase                                                             6
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Payout Start Date                                                       22
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Performance Benefit Combination Option                                  27
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Performance Death Benefit Option                                        27
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Performance Income Benefit Option                                       24
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Portfolios                                                              31
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Qualified Contracts                                                     34
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Right to Cancel                                                         14
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SEC                                                                      1
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Settlement Value                                                        28
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Systematic Withdrawal Program                                           22
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Valuation Date                                                          14
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Variable Account                                                        31
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Variable Sub-Account                                                    16
----------------------------------------------------------------------------



* In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise. In certain states the Contract is available only as a group Contract.

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE  PAYMENTS                                              You can purchase a Contract with an initial  purchase payment as little as $1,000 (we may increase this minimum to as much as to
                                                                $4,000).  You can add to your Contract as often and as much as you
                                                                like.  Each payment must be at  least   $25.   You  must   maintain
                                                                a  minimum   account   size  of  $500.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                                                 You may cancel  your  Contract  within 20 days of receipt or any longer period  as your state may require ("CANCELLATION  PERIOD ").
                                                                Upon cancellation, we will return your purchase payments adjusted, to the extent applicable  law permits,  to reflect the  investment experience  of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                                        You will bear the following  expenses: - Total Variable Account annual fees  (mortality and expense risk charge and  administration charge) equal the following (as a % of average daily net assets):

                                                                Base Contract 1.35%
                                                                w/Enhanced Death  Benefit   Option                 1.48%
                                                                w/Performance   Death   Benefit   Option           1.48%
                                                                w/Performance  Income Benefit  Option              1.48%
                                                                w/Performance  Benefit  Combination Option         1.59%
                                                                w/Death  Benefit   Combination   Option            1.59%
                                                                w/Income  Benefit Combination Option 2             1.65%
                                                                w/Income and Death Benefit Combination Option 2    1.85%

                                                                - If you select the Enhanced  Earnings  Death Benefit  Option, you would pay an additional  mortality  and expense risk charge of
                                                                0.20%

                                                                - If you qualify for and elect the Longevity  Reward Rider,  your mortality and expense risk charge would be lower by 0.07%.  See the description of each Option and the Longevity  Reward
                                                                Rider for the availability of each

                                                                - Annual contract  maintenance  charge of $30 (waived in certain cases)

                                                                - Withdrawal charges ranging from 0% to 6% of purchase
                                                                payment(s)  withdrawn (with certain exceptions)

                                                                - Transfer fee of $25 after 12th transfer in any CONTRACT  YEAR
                                                                (fee  currently  waived)

                                                                - State  premium tax (if your state imposes one)

                                                                In addition,  each Portfolio pays expenses that you will
                                                                bear indirectly if you invest in a Variable Sub-Account.

                                  4 PROSPECTUS




-------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                                         The Contract currently offers 34 investment alternatives
                                                                including:

                                                                - 2 Fixed  Account  Options  (which credit interest at rates we guarantee)

                                                                -  32 Variable  Sub-Accounts investing in Portfolios offering professional  money  management by these investment  advisers:

                                                                        - Morgan Stanley Dean Witter Advisors,  Inc.

                                                                        - Morgan Stanley Asset Management

                                                                        - Van Kampen Asset Management  Inc.

                                                                        - AIM  Advisors,  Inc.

                                                                        - Alliance  Capital  Management,  L.P.

                                                                        - Putnam Investment  Management,  Inc.

                                                                To find out current rates being paid on the Fixed  Account Options, or to  find  out how the  Variable  Sub-Accounts  have
                                                                performed, call us at  1-800-654-2397
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                                                For your convenience, we offer these special services:
                                                                -  AUTOMATIC ADDITIONS PROGRAM
                                                                -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                                                -  DOLLAR COST AVERAGING PROGRAM
                                                                -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                                                 You can choose fixed income payments,  variable income payments, or a combination of the two. You can receive your income  payments in one of the following ways:

                                                                - life income with payments  guaranteed for 10 years
                                                                - joint and survivor   life  income
                                                                -   guaranteed   payments   for  a   specified   period
--------------------------------------------------------------------------------------------------------

DEATH  BENEFITS                                                 If you or the  ANNUITANT  dies before the PAYOUT START DATE,  we will pay the death benefit described in the Contract.  We also offer 4 Death Benefit Options.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                                       Before the Payout Start Date, you may transfer your Contract value
                                                                ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least  $100 or the entire amount in  the  investment alternative,  whichever is less.  Transfers to the GUARANTEE  PERIODS must be at least $500.

                                                                We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer  after the 12th  transfer in each  Contract Year,  which we  measure  from the date we issue your contract  or a  Contract anniversary ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                                     You may  withdraw  some or all of your  Contract  Value at  anytime during the Accumulation Phase. In general,  you must withdraw at least $100 at a time or the total amount in the investment alternative,  if less. A 10% federal tax  penalty  may  apply if you  withdraw  before  you are 59 1/2 years  old.  A withdrawal charge also may apply.



                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 34 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase. The timeline below illustrates how you might use your Contract.




     ISSUE           ACCUMULATION PHASE        PAYOUT START             PAYOUT
     DATE                                       DATE                    PHASE
------------------------------------------------------------------------------------------------------------
    You buy               You save for            You elect to receive  You can receive       Or you can
    a Contract            retirement              income                income payments       receive income
                                                  payments or receive   for a set period      payments for life
                                                  a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                                  6 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)


Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:  0   1   2   3   4   5   6+


--------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                  6%  5%  4%  3%  2%  1%  0%
-------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                             $30.00***
-------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                   $25.00****
--------------------------------------------------------------------------------------------------------------



   * During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
  ** If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 29 for details.
 *** If you qualify for and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).
 **** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)
For Contracts Issued Prior to January 31, 2001 with Old Options.




                                                              With the
                                                           Enhanced              With the
                                                         Death Benefit,* the   Performance Benefit                    With the
                                                          Performance Income    Combination* or the      With the      Income and
                                                           Benefit* or the     Death Benefit       Income Benefit    Death Benefit
                                           Basic          Performance Death      Combination        Combination      Combination
                                           Contract         Benefit Option         Option            Option 2**      Option 2**


--------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge***        1.25%               1.38%                 1.49%             1.55%            1.75%
--------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge               0.10%               0.10%                 0.10%             0.10%            0.10%
--------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expenses***   1.35%               1.48%                 1.59%             1.65%            1.85%
--------------------------------------------------------------------------------------------------------------------------------
If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with the Options listed above
--------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge***        1.45%              1.58%                 1.69%              1.75%            1.95%
--------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge               0.10%              0.10%                 0.10%              0.10%            0.10%
--------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expenses***   1.55%              1.68%                 1.79%              1.85%            2.05%
---------------------------------------------------------------------------------------------------------------------------------




* The Enhanced Death Benefit Option, Performance Income Benefit Option, and the Performance Benefit Combination Option ("Old Options") were only available for Contracts issued on or before October 30, 2000 and only if added to such Contracts on or before January 31, 2001.

** The Income Benefit Combination Option 2 and the Income and Death Benefit
   Combination Option 2 ("New Options") are available with Contracts issued on or after October 30, 2000. The New Options are also available with Contracts issued before October 30, 2000 subject to certain limitations. See the description of these Options on pages and for details.

*** If you qualify for and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.
                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)


                                                                                                              TOTAL PORTFOLIO
                                                       MANAGEMENT        RULE 12B-1            OTHER            ANNUAL
PORTFOLIO                                                FEES                 FEES            EXPENSES         EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                             0.75%                   N/A             0.07%           0.82%
--------------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                0.65%                   N/A             0.04%           0.69%
--------------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas" Portfolio                 0.65%                   N/A             0.06%           0.71%
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                               0.53%                   N/A             0.01%           0.54%
--------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                        0.49%                   N/A             0.01%           0.50%
--------------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                               0.94%                   N/A             0.06%           1.00%
--------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                        0.75%                   N/A             0.05%           0.80%
--------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                    0.50%                   N/A             0.04%           0.54%
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                0.75%                   N/A             0.06%           0.81%
--------------------------------------------------------------------------------------------------------------------------------
Information Portfolio (2)                               0.00%                   N/A             0.00%           0.00%
--------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                  0.50%                   N/A             0.02%           0.52%
--------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                0.95%                   N/A             0.26%           1.21%
--------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                           0.50%                   N/A             0.02%           0.52%
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio                               0.45%                   N/A             0.53%           0.98%
--------------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                    0.50%                   N/A             0.02%           0.52%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                 0.40%                   N/A             0.05%           0.45%
--------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                     0.64%                   N/A             0.02%           0.66%
--------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(3)
Emerging Markets Equity Portfolio                       1.09%                   N/A             0.71%           1.80%
--------------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                                 0.48%                   N/A             0.37%           0.85%
--------------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio                          0.50%                   N/A             0.68%           1.18%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                 0.53%                   N/A             0.52%           1.05%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                              0.74%                   N/A             0.36%           1.10%
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund                      0.61%                   N/A             0.21%           0.82%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                    0.61%                   N/A             0.22%           0.83%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                     0.61%                   N/A             0.23%           0.84%
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B
    SHARES)(4)
Alliance Growth Portfolio                               0.75%                   0.25%           0.08%           1.08%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                    0.63%                   0.25%           0.07%           0.95%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                       1.00%                   0.25%           0.05%           1.30%
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS B SHARES)
Putnam VT Growth and Income Fund                        0.46%                   0.15%           0.04%           0.65%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                     0.80%                   0.15%           0.17%           1.12%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                  0.51%                   0.15%           0.05%           0.71%
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth Portfolio                0.70%                   N/A             0.05%           0.75%
---------------------------------------------------------------------------------------------------------------------------------




1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2. The investment manager has agreed to assume all operating expenses and to waive the compensation provided for in its investment management agreement until such time as the Portfolio has $50 million of net assets or December 31, 2001, whichever occurs first. If the investment manager had not assumed and waived these expenses, the annualized ratio of expenses to average net assets would have been 0.75% for "Management Fees" and 1.07% for "Other Expenses" and 1.82% for "Total Portfolio Annual
    Expenses."

                                  8 PROSPECTUS


3. Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total
    Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:


                                                                                              TOTAL PORTFOLIO
                                              MANAGEMENT         RULE 12B-1      OTHER            ANNUAL
PORTFOLIO                                       FEES             FEES            EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio               1.25%           N/A             0.71%           1.96%
----------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                         0.55%           N/A             0.37%           0.92%
----------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio                  0.80%           N/A             0.68%           1.48%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                         0.75%           N/A             0.52%           1.27%
----------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                      0.80%           N/A             0.36%           1.16%
 -----------------------------------------------------------------------------------------------------------------------------


    The Portfolio's Advisor may discontinue all or part of these reductions and reimbursements at any time. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excluded from the total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. If included in "Other
   Expenses", respectively, Other Expenses would be increased as follows:
   Emerging Markets Equity Portfolio 0.05% and International Magnum
   Portfolio 0.03%.

4. Class B of the Alliance Variable Products Series Fund, Inc. has a distribution plan or "Rule 12b-1" plan as described in the
   Fund's prospectus.

                                  9 PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you: - invested $1,000 in a Variable Sub-Account, - earned a 5% annual return on your investment, - surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

-   elected the Income and Death Benefit Combination Option 2, and

-   elected the Enhanced Earnings Death Benefit Option.

THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT
ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS
PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY
BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.




VARIABLE SUB-ACCOUNT                                    1 YEAR           3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                       $72             $117            $164            $328
--------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                          $71             $113            $158            $315
--------------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas"                           $71            $114             $159            $317
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                         $70             $109            $150            $300
--------------------------------------------------------------------------------------------------------------------------------
Equity                                                  $69             $107            $148            $296
--------------------------------------------------------------------------------------------------------------------------------
European Growth                                         $74             $123            $173            $345
--------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                  $72             $117            $163            $326
--------------------------------------------------------------------------------------------------------------------------------
High Yield                                              $70             $109            $150            $300
--------------------------------------------------------------------------------------------------------------------------------
Income Builder                                          $72             $117            $164            $327
--------------------------------------------------------------------------------------------------------------------------------
Information                                             $64             $ 92            $122            $245
--------------------------------------------------------------------------------------------------------------------------------
Money Market                                            $69             $108            $149            $298
--------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                          $76             $129            $184            $365
--------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                     $69             $108            $149            $298
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                                         $74             $122            $172            $343
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           $70             $106            $146            $291
--------------------------------------------------------------------------------------------------------------------------------
Strategist                                              $69             $108            $149            $298
--------------------------------------------------------------------------------------------------------------------------------
Utilities                                               $71             $112            $156            $312
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                           $72             $117            $164            $328
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                         $73             $117            $165            $329
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                          $73             $118            $165            $330
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                              $74             $121            $171            $340
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                         $75             $125            $177            $353
--------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                 $77             $132            $188            $373
--------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                 $83             $147            $212            $418
--------------------------------------------------------------------------------------------------------------------------------
Equity Growth                                           $73             $118            $166            $331
--------------------------------------------------------------------------------------------------------------------------------
International Magnum                                    $76             $128            $182            $362
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                           $75             $124            $176            $350
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                        $75             $126            $178            $354
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS B SHARES)
Putnam VT Growth and Income                             $72             $115            $161            $321
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                          $76             $129            $184            $366
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                       $72             $117            $164            $327
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                          $72             $115            $161            $321
---------------------------------------------------------------------------------------------------------------------------------




                                  10 PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.






VARIABLE SUB-ACCOUNT                                    1 YEAR          3 YEARS         5 YEARS        10 YEARS


--------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                       $30             $ 92            $156            $328
--------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                          $29             $ 88            $149            $315
--------------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas"                           $29             $ 88            $150            $317
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                         $27             $ 83            $142            $300
--------------------------------------------------------------------------------------------------------------------------------
Equity                                                  $27             $ 82            $140            $296
--------------------------------------------------------------------------------------------------------------------------------
European Growth                                         $32             $ 97            $165            $345
--------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                  $30             $ 91            $155            $326
--------------------------------------------------------------------------------------------------------------------------------
High Yield                                              $27             $ 83            $142            $300
--------------------------------------------------------------------------------------------------------------------------------
Income Builder                                          $30             $ 91            $155            $327
--------------------------------------------------------------------------------------------------------------------------------
Information                                             $22             $ 66            $114            $245
--------------------------------------------------------------------------------------------------------------------------------
Money Market                                            $27             $ 82            $141            $298
--------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                          $34             $103            $175            $365
--------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                     $27             $ 82            $141            $298
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                                         $32             $ 97            $164            $343
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           $26             $ 80            $137            $291
--------------------------------------------------------------------------------------------------------------------------------
Strategist                                              $27             $ 82            $141            $298
--------------------------------------------------------------------------------------------------------------------------------
Utilities                                               $28             $ 87            $148            $312
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                           $30             $ 92            $156            $328
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                         $30             $ 92            $156            $329
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                          $30             $ 92            $157            $330
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                              $31             $ 96            $162            $340
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                         $31             $100            $169            $353
--------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                 $35             $106            $180            $373
--------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                 $40             $121            $204            $418
--------------------------------------------------------------------------------------------------------------------------------
Equity Growth                                           $30             $ 93            $157            $331
--------------------------------------------------------------------------------------------------------------------------------
International Magnum                                    $34             $103            $174            $362
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                           $32             $ 99            $167            $350
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                        $33             $100            $170            $354
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS B SHARES)
Putnam VT Growth and Income                             $29             $ 90            $152            $321
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                          $34             $104            $176            $366
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                       $30             $ 91            $155            $327
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth Portfolio                $29             $ 90            $152            $321
---------------------------------------------------------------------------------------------------------------------------------




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF

PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF BOTH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $54,945.
                                  11 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------
To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.
                                  12 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

-  the owner, while the Annuitant is alive,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

-  any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 32.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed age 90 as of the date we receive the completed application. If the Contract owner is a natural person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time while the Annuitant is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary.

                                  13 PROSPECTUS

We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. However, we reserve the right to raise that minimum to as much as $4,000. All subsequent purchase payments must be $25 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets-TM- Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as VALUATION DATES. If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this RIGHT TO CANCEL, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                                  14 PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------
You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:                                                      EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISER:


MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                                    Capital Growth                 Morgan Stanley Dean Witter
                                                                                                                 Advisors, Inc.
Capital Growth Portfolio                                       Long-term capital growth
Competitive Edge Best Ideas Portfolio                          Long-term capital growth
Dividend Growth Portfolio                                      Reasonable current income and long-term
                                                               growth of income and capital
Equity Portfolio                                               Growth of capital and, as a secondary
                                                               objective, income when consistent with its primary
                                                               objective
European Growth Portfolio                                      To maximize the capital appreciation on
                                                               its investments
Global Dividend Growth Portfolio                               Reasonable current income and long-term
                                                               growth of income and capital
Income Builder Portfolio                                       Reasonable income and, as a secondary
                                                               objective, growth of capital
Information Portfolio                                          Long-term capital appreciation
High Yield Portfolio                                           High current income and, as a secondary
                                                               objective, capital appreciation when consistent with its
                                                               primary objective
Mid-Cap Value                                                  Above-average total return over a market
                                                               cycle of three to five years
Money Market Portfolio                                         High current income, preservation of
                                                               capital, and liquidity
Pacific Growth Portfolio                                       To maximize the capital appreciation on
                                                               its investments
Quality Income Plus Portfolio                                  High current  income and, as a secondary
                                                               objective,  capital appreciation  when
                                                               consistent  with  its  primary
                                                               objective
Short-Term Bond Portfolio                                      High current income consistent with
                                                               preservation of capital
Strategist Portfolio                                           High total investment return
S&P 500 Index Portfolio                                        Investment results that, before
                                                               expenses, correspond to the total return of the Standard
                                                               and Poor's 500 Composite Stock Price Index
Utilities Portfolio                                            Capital appreciation and current income

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity Portfolio                              Long-term capital appreciation                Morgan Stanley Asset
Equity Growth Portfolio                                        Long-term capital appreciation                   Management
International Magnum Portfolio                                 Long-term capital appreciation
U.S. Real Estate Portfolio                                     Above-average current income and
                                                               long-term capital appreciation

VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio                                      Capital appreciation                         Van Kampen Asset
                                                                                                                Management Inc.

AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Capital Appreciation Fund                             Growth of capital                             AIM Advisors, Inc.
AIM V.I. Growth Fund                                           Growth of capital. Income is a secondary
                                                               objective.
AIM V.I. Value Fund                                            Long-term growth of capital

ALLIANCE VARIABLE PRODUCTS SERIES FUND
Growth Portfolio                                               Long-term growth of capital. Current         Alliance Capital
                                                               income is incidental to the Portfolio's          Management, L.P.
                                                               objective
Growth and Income Portfolio                                    Reasonable current income and reasonable
                                                               opportunity for appreciation
Premier Growth Portfolio                                       Growth of capital by pursuing aggressive
                                                               investment policies

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund                               Capital growth and current income           Putnam Investment
Putnam VT International Growth Fund                            Capital growth                                   Management, Inc.
Putnam VT Voyager Fund                                         Capital appreciation



* A portfolios' investment objective may be changed by the Funds' Board of Trustees without shareholder approval.

                                 16 PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available. Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 19, by allocating purchase payments to the BASIC DOLLAR COST AVERAGING OPTION. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

                                  17 PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

    1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $100 may be transferred); or

    2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary. These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

EXCESSIVE TRADING LIMITS
For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer, - refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable

                                  18 PROSPECTUS

Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                  19 PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

The contract maintenance charge is waived under certain circumstances if you qualify for and elect the Longevity Reward Rider. See "Longevity Reward Rider" on page 29 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

Base Contract                                                         1.25%
w/Enhanced Death Benefit Option                                       1.38%
w/Performance Death Benefit Option                                    1.38%
w/Performance Income Benefit Option                                   1.38%
w/Performance Benefit Combination Option                              1.49%
w/Death Benefit Combination Option                                    1.49%
w/Income Benefit Combination Option 2                                 1.55%
w/Income and Death Benefit Combination
    Option 2                                                          1.75%


We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you qualify for and elect the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on page 29 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw

                                  20 PROSPECTUS
earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant, unless the Settlement Value is used; and

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 8 and 9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to THE VALUE OF YOUR INVESTMENTS THEREIN. In general, you must withdraw at least $100 at a

                                  21 PROSPECTUS
time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets(TM) Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

-   at least 30 days after the Issue Date;
-   the first day of a calendar month; and
- no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

-   fixed income payments;

-   variable income payments; or

-   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the

                                  22 PROSPECTUS

Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount note equal to the assumed annual investment note that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if

                                  23 PROSPECTUS
the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
PLEASE KEEP IN MIND, ONCE YOU HAVE SELECTED AN OPTIONAL INCOME OR DEATH BENEFIT (EACH AN "OPTION"), YOUR ABILITY TO SELECT A DIFFERENT OPTION MAY BE LIMITED. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING ANY SUCH LIMITATIONS BEFORE SELECTING ANY OPTION. FURTHER, IF YOU SELECT ANOTHER OPTION, THE BENEFIT(S) UNDER THE NEW OPTION ON THE DATE WE ISSUE THE NEW OPTION WILL EQUAL THE CONTRACT VALUE. YOU WILL NOT RETAIN OR TRANSFER THE BENEFITS FROM THE EARLIER OPTION. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING THE EFFECT OF SELECTING A DIFFERENT OPTION BEFORE DOING SO. WE MAY DISCONTINUE OFFERING THESE OPTIONS AT ANYTIME.

PERFORMANCE INCOME BENEFIT
In most states, the Performance Income Benefit cannot be added to new or existing Contracts after January 31, 2001. The following describes the Option for Contract owners who have previously elected this Option, and for Contract owners who may purchase the Option in certain states. On the date we issue the rider for this benefit ("RIDER DATE"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the maximum age of any owner and annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 is available with Contracts issued on or after October 30, 2000 ("new Contracts"). The Income Benefit Combination Option 2 is also available with Contracts issued before October 30, 200 ("existing Contracts") unless you elect or have elected an optional income or death benefit. The Income Benefit Combination Option 2 may not be available in all states. If you select the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

Eligibility: If you select the Income Benefit Combination Option 2, the maximum age of any Contract Owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, is

                                  24 PROSPECTUS
age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

- The Payout Start Date must occur during the 30-day period following a Contract Anniversary;

- You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

- The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

               1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

               2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A
On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

- For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

- For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

- On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B
On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a natural person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

        (1)  =    the withdrawal amount,

        (2) =     the Contract Value immediately prior to the withdrawal, and

        (3)  =    the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-

                                  25 PROSPECTUS
related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------
We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

-   a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

-   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
PLEASE KEEP IN MIND, ONCE YOU HAVE SELECTED AN OPTIONAL INCOME OR DEATH BENEFIT (EACH AN "OPTION"), YOUR ABILITY TO SELECT A DIFFERENT OPTION MAY BE LIMITED. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING ANY SUCH LIMITATIONS BEFORE SELECTING ANY OPTION. FURTHER, IF YOU SELECT ANOTHER OPTION, THE BENEFIT(S) UNDER THE NEW OPTION ON THE DATE WE ISSUE THE NEW OPTION WILL EQUAL THE CONTRACT VALUE. YOU WILL NOT RETAIN OR TRANSFER THE BENEFITS FROM THE EARLIER OPTION. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING THE EFFECT OF SELECTING A DIFFERENT OPTION BEFORE DOING SO. WE MAY DISCONTINUE OFFERING THESE OPTIONS AT ANYTIME.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options. The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 28. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION.
We are no longer offering the Enhanced Death Benefit Option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent

                                  26 PROSPECTUS

Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:
- For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
 (i) divided by (ii), with the result multiplied by (iii),where:

          (i) =    the withdrawal amount
         (ii) =    the Contract Value just before the withdrawal
        (iii) =    the most recently calculated Enhanced Death Benefit

- We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states.

This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION
OPTION 2. The Income and Death Benefit Combination Option 2 is available with contracts issued on or after October 30, 2000 ("new Contracts"). The Income and Death Benefit Combination Option 2 is also available with Contracts issued before October 30, 2000 unless you elect or have elected the Performance Income Benefit Option or the Performance Benefit Combination Option. The Income and Death Benefit Combination Option 2 may not be available in all states. If you select the Income and Death Benefit Combination Option 2, which combines the features of the Income Benefit Combination (described on page 24) with the features of the Death Benefit 2 (described above) with the following modifications. Under the Income and Death Benefit Combination Option 2, the death benefit payable will be the greater of the death benefits provided by the Enhanced

                                  27 PROSPECTUS

Death Benefit or the Performance Death Benefit (both calculated until the first Contract Anniversary after the oldest Contract owner, (or Annuitant if the Contract owner is a non-natural person) attains age 85. In calculating the death benefit payable provided by the Enhanced Death Benefit, for all ages, withdrawals will reduce the Enhanced Death Benefit by an amount equal to: (i) the Enhanced Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

ENHANCED EARNINGS DEATH BENEFIT OPTION.
You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

- 40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

- 25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

        IN-FORCE PREMIUM equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

        DEATH BENEFIT EARNINGS equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

        AN EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

        - the life of the new Contract owner; or
        - for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 60 days of the date of death. Otherwise, the new Contract owner will receive the SETTLEMENT VALUE. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We reserve the right to extend or waive the 60 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an

                                  28 PROSPECTUS

Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal. If the Enhanced Earnings Death Benefit Option has been elected, on the date the Contract is continued, the Rider Date for this Option is reset to the date the Contract is continued. For purposes of calculating future death benefits, your spouse's age on this new Rider Date will be used to determine applicable death benefit amounts. If you qualify for and elect (before the date of death) the Longevity Reward Rider, on the date the Contract is continued, the Contract Value will equal the amount of the death benefit. See "Longevity Reward Rider" on page 29 for details.

If the new Contract owner is a corporation, trust, or other non-natural person, then the new Contract owner may elect, within 60 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We reserve the right to extend or waive the 60 day limit on a non-discriminatory basis.

DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 60 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We reserve the right to extend or waive the 60 day limit on a non-discriminatory basis.

LONGEVITY REWARD RIDER
-------------------------------------------------------------------

THIS RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO MAKE A WITHDRAWAL WITHIN THE FIRST THREE YEARS OF THE RIDER DATE.

ELIGIBILITY
You may elect the Longevity Reward Rider (Long Term Retention Rider is some states) at any time during the Accumulation Phase if all purchase payments have a 0% early withdrawal charge.

MORTALITY AND EXPENSE RISK CHARGE
If you elect the Rider, then commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (M&E charge) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2). If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense charge will apply. The 0.10% administrative expense charge remains unchanged under the Rider.

                                  29 PROSPECTUS

CONTRACT MAINTENANCE CHARGE
If you elect the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE
If the surviving spouse continues the Contract as described under Death Benefit Payments on page 28, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 p.m Central Time.) Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

-   Transfer all or a portion of the excess among the Variable Sub-Accounts;
-   Transfer all or a portion of the excess into the Standard Fixed Account; or
- Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract.

All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE
If you elect the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:




                                NEW PURCHASE
                                PAYMENTS
    EXISTING PURCHASE           ------------------
           PAYMENTS             NUMBER OF COMPLETE     WITHDRAWAL CHARGE
---------------------           YEARS SINCE WE        (AS A PERCENTAGE OF
     NUMBER OF COMPLETE         RECEIVED THE NEW        NEW OR EXISTING
   YEARS SINCE THE              PURCHASE PAYMENT     PURCHASE PAYMENTS
      RIDER DATE                BEING WITHDRAWN         WITHDRAWN)

---------------------------------------------------------------
        0                        0                     3%
---------------------------------------------------------------
        1                        1                     2%
---------------------------------------------------------------
        2                        2                     1%
---------------------------------------------------------------
        3+                       3+                    0%
----------------------------------------------------------------

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT
If you elect the Rider, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Year, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

MORE INFORMATION
-------------------------------------------------------------------
NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized in under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We are no longer offering this Contract in most states. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

                                  30 PROSPECTUS

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of multiple Variable Sub-Accounts, 32 of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer

                                  31 PROSPECTUS
desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc.* Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

In states where we are still offering the Contracts, we may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Fixed Account to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others: - issuance of the Contracts; - maintenance of Contract owner records; - Contract owner services; - calculation of unit values; - maintenance of the Variable Account; and - preparation of Contract owner reports. We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley and Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

*Effective April 2, 2001, Dean Witter Reynolds, Inc. changed its name to Morgan
 Stanley DW Inc.

                                  32 PROSPECTUS

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are adequately diversified according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. Qualified distributions from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

-  made on or after the date the individual attains age 59 1/2,

- made to a Beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

                                  33 PROSPECTUS

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows: 1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or 2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

-   Roth IRAs under Section 408A of the Code;

-   Simplified Employee Pension Plans under Section 408(k) of the Code;

-   Savings Incentive Match Plans for Employees (SIMPLE) Plans under
    Section 408(p) of the Code;

-   Tax Sheltered Annuities under Section 403(b) of the Code;

-   Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary

                                  34 PROSPECTUS
reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date an employee
        - attains age 59 1/2,
        - separates from service,
        - dies,
        - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.
                                  35 PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

THE FOLLOWING TABLES SHOW THE ACCUMULATION UNIT VALUES FOR EACH VARIABLE SUB-ACCOUNT FOR CONTRACTS WITHOUT ANY OPTIONAL BENEFIT, AND CONTRACTS WITH EACH OPTIONAL BENEFIT, OR AVAILABLE COMBINATION THEREOF. ACCUMULATION UNIT VALUES ARE SHOWN SINCE INCEPTION OF THE VARIABLE SUB-ACCOUNTS OR SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE APPLICABLE OPTION(S), IF LATER. THE INCEPTION DATES FOR THE VARIABLE SUB-ACCOUNTS ARE AS FOLLOWS:

Variable Sub-Account Inception Dates: The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Variable Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operation on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge ("Best Ideas") and U.S. Real Estate Variable Sub-Accounts commenced operations of May 18, 1998. The Short-Term Bond and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid-Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and Value Variable Sub-Accounts, the Alliance Growth, Growth and Income, and Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, International Growth and Voyager Variable Sub-Accounts commenced operations on January 31, 2000. The Information Sub-Account commenced operations on November 6, 2001.

                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
 EACH SUB-ACCOUNT FOR EACH OF THE LAST TEN FISCAL YEARS FOR CONTRACTS WITHOUT ANY OPTIONS

                                                            FOR THE YEARS BEGINNING JANUARY 1* AND
                                                           ENDING DECEMBER 31,
                                                   -------------------------------------------------------------
                                                     1991        1992          1993         1994         1995
VARIABLE SUB-ACCOUNT                              ----------   ----------   ----------   ----------   ----------
Base Policy
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of
        Period...................................... --         --              --           --           --
    Accumulation Unit Value, End of Period........   --         --              --           --           --
    Number of Units Outstanding, End of Period....
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of
        Period...................................... --         --              --           --           --
    Accumulation Unit Value, End of Period........   --         --              --           --           --
    Number of Units Outstanding, End of Period....
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of
        Period...................................... --         --              --           --           --
    Accumulation Unit Value, End of Period........   --         --              --           --           --
    Number of Units Outstanding, End of Period....
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of
        Period...................................... --         --              --           --           --
    Accumulation Unit Value, End of Period........   --         --              --           --           --
    Number of Units Outstanding, End of Period....
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of
        Period...................................... --         --              --           --           --
    Accumulation Unit Value, End of Period........   --         --              --           --           --
    Number of Units Outstanding, End of Period....
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of
        Period...................................... --         --              --           --           --
    Accumulation Unit Value, End of Period........   --         --              --           --           --
    Number of Units Outstanding, End of Period....
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of
        Period...................................... --         --              --           --           --
    Accumulation Unit Value, End of Period........   --         --              --           --           --
    Number of Units Outstanding, End of Period....   --         --              --           --           --
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of
        Period...................................... $10.000     $12.697        $12.731      $11.682     $11.379
    Accumulation Unit Value, End of Period........   $12.697     $12.731        $11.682      $11.379     $14.923
    Number of Units Outstanding, End of Period....   901,617   2,655,336      3,556,779    3,411,788   3,917,752



                                       A-1

                                                                     FOR THE YEARS BEGINNING JANUARY 1*
                                                                         AND ENDING DECEMBER 31,
                                                                 -------------------------------------------------------------
                                                         1991       1992        1993         1994             1995
VARIABLE SUB-ACCOUNT                                ----------   ----------   ----------   ----------       ----------

COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of
        Period......................................    --            --        --             --               --
    Accumulation Unit Value, End of Period........      --            --        --             --               --
    Number of Units Outstanding, End of Period....      --            --        --             --               --
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................   $11.037      $13.911     $14.844      $16.746          $15.981
    Accumulation Unit Value, End of Period........     $13.911      $14.844     $16.746      $15.981          $21.505
    Number of Units Outstanding, End of Period....   2,004,718    7,123,073  21,941,369   28,980,558       33,515,201
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of
        Period......................................    --            --        --             --               --
    Accumulation Unit Value, End of Period........      --            --        --             --               --
    Number of Units Outstanding, End of Period....      --            --        --             --               --
EQUITY
    Accumulation Unit Value, Beginning of
        Period......................................  $10.706       $16.799     $16.599      $19.604             $18.392
    Accumulation Unit Value, End of Period........    $16.799       $16.599     $19.604      $18.392             $25.864
    Number of Units Outstanding, End of Period....    369,133     1,417,732   5,917,819    8,914,107           10,835,413
EQUITY GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................    --            --        --             --                --
    Accumulation Unit Value, End of Period........      --            --        --             --                --
    Number of Units Outstanding, End of Period....      --            --        --             --                --
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of
        Period...................................... $10.000       $10.020      $10.280      $14.290             $15.278
    Accumulation Unit Value, End of Period........   $10.020       $10.280      $14.290      $15.278             $18.976
    Number of Units Outstanding, End of Period....   248,922       719,495    4,448,126    8,491,681           8,587,679
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................    --            --        --           $10.000             $9.912
    Accumulation Unit Value, End of Period........      --            --        --            $9.912            $11.935
    Number of Units Outstanding, End of Period....      --            --        --        12,306,690         15,325,898
HIGH YIELD
    Accumulation Unit Value, Beginning of
        Period......................................  $8.932        $13.982     $16.336      $20.022            $19.264
    Accumulation Unit Value, End of Period........   $13.982        $16.336     $20.022      $19.264            $21.859
    Number of Units Outstanding, End of Period....    64,097        377,434   2,451,231    4,082,485          5,536,230
INCOME BUILDER
    Accumulation Unit Value, Beginning of
        Period......................................   --             --        --              --              --
    Accumulation Unit Value, End of Period........     --             --        --              --              --
    Number of Units Outstanding, End of Period....     --             --        --              --              --
INFORMATION
    Accumulation Unit Value, Beginning of
        Period......................................   --             --        --              --              --
    Accumulation Unit Value, End of Period........     --             --        --              --              --
    Number of Units Outstanding, End of Period....     --             --        --              --              --
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of
        Period......................................   --             --        --              --              --
    Accumulation Unit Value, End of Period........     --             --        --              --              --
    Number of Units Outstanding, End of Period....     --             --        --              --              --
MID CAP VALUE...................................
    Accumulation Unit Value, Beginning of
        Period......................................   --             --        --              --              --
    Accumulation Unit Value, End of Period........     --             --        --              --              --
    Number of Units Outstanding, End of Period....     --             --        --              --              --
MONEY MARKET
    Accumulation Unit Value, Beginning of
        Period......................................   $10.111      $10.549    $10.765          $10.913         $11.178
    Accumulation Unit Value, End of Period........     $10.549      $10.765     $10.913         $11.178         $11.653
    Number of Units Outstanding, End of Period....   1,864,548    3,481,984    7,643,579     19,047,342      17,483,665



                                       A-2

                                                              FOR THE YEARS BEGINNING JANUARY 1*
                                                                AND ENDING DECEMBER 31,
                                                       -------------------------------------------------------------
                                                      1991           1992       1993          1994             1995
VARIABLE SUB-ACCOUNT                                ----------   ----------   ----------   ----------       ----------

PACIFIC GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................   --             --          --            $10.000         $9.221
    Accumulation Unit Value, End of Period........     --             --          --             $9.221         $9.619
    Number of Units Outstanding, End of Period....     --             --          --          7,080,863      8,865,898
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of
        Period...................................... $10.403        $12.163     $12.993         $14.487        $13.344
    Accumulation Unit Value, End of Period........   $12.163        $12.993     $14.487         $13.344        $16.373
    Number of Units Outstanding, End of Period.... 1,221,348      6,701,534  26,314,453      25,348,646     26,735,500
SHORT TERM BOND
    Accumulation Unit Value, Beginning of
        Period......................................   --             --          --               --           --
    Accumulation Unit Value, End of Period........     --             --          --               --           --
    Number of Units Outstanding, End of Period....     --             --          --               --           --
STRATEGIST
    Accumulation Unit Value, Beginning of
        Period...................................   $10.483        $13.266      $14.035          $15.286        $15.675
    Accumulation Unit Value, End of Period........  $13.266        $14.035      $15.286          $15.675        $16.919
    Number of Units Outstanding, End of Period....  778,440      3,385,842   11,837,077       18,218,900     17,717,645
S&P 500 INDEX
    Accumulation Unit Value, Beginning of
        Period......................................   --             --          --               --            --
    Accumulation Unit Value, End of Period........     --             --          --               --            --
    Number of Units Outstanding, End of Period....     --             --          --               --            --
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of
        Period......................................   --             --          --              --             --
    Accumulation Unit Value, End of Period........     --             --          --              --             --
    Number of Units Outstanding, End of Period....     --             --          --              --             --
UTILITIES
    Accumulation Unit Value, Beginning of
        Period.....................................$10.471          $12.454     $13.840         $15.798         $14.180
    Accumulation Unit Value, End of Period........ $12.454          $13.840     $15.798         $14.180         $17.999
    Number of Units Outstanding, End of Period.. 1,615,460        6,626,508  25,354,331      22,552,568      22,626,178
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of
        Period......................................   --              --         --              --              --
    Accumulation Unit Value, End of Period........     --              --         --              --              --
    Number of Units Outstanding, End of Period....     --              --         --              --              --
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of
        Period......................................   --              --        --               --              --
    Accumulation Unit Value, End of Period........     --              --        --               --              --
    Number of Units Outstanding, End of Period....     --              --        --               --              --
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of
        Period......................................   --              --        --               --              --
    Accumulation Unit Value, End of Period........     --              --        --               --              --
    Number of Units Outstanding, End of Period....     --              --        --               --              --
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................   --              --        --               --              --
    Accumulation Unit Value, End of Period........     --              --        --               --              --
    Number of Units Outstanding, End of Period....     --              --        --               --              --



                                       A-3

                                                                  FOR THE YEARS BEGINNING JANUARY 1*
                                                                         AND ENDING DECEMBER 31,
                                                                       CONTINUED 1996 THROUGH 1999
                                                                ------------------------------------------------
                                                                        1996      1997           1998           1999
VARIABLE SUB-ACCOUNT                                                 ----------  ----------   ----------   ----------

AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period.............             --         --           --            $10.000
    Accumulation Unit Value, End of Period...................             --         --           --            $14.447
    Number of Units Outstanding, End of Period...............
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period.............             --         --           --            $10.000
    Accumulation Unit Value, End of Period...................             --         --           --            $14.447
    Number of Units Outstanding, End of Period...............
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period.............             --         --           --            $10.000
    Accumulation Unit Value, End of Period...................             --         --           --            $14.447
    Number of Units Outstanding, End of Period...............
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period.............             --         --           --            $10.000
    Accumulation Unit Value, End of Period...................             --         --           --            $14.447
    Number of Units Outstanding, End of Period...............
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period.............             --         --           --            $10.000
    Accumulation Unit Value, End of Period...................             --         --           --            $14.447
    Number of Units Outstanding, End of Period...............
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period.............             --         --           --            $10.000
    Accumulation Unit Value, End of Period...................             --         --           --            $14.447
    Number of Units Outstanding, End of Period...............
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period.............             --         --           --            $10.000
    Accumulation Unit Value, End of Period...................             --         --           --            $14.447
    Number of Units Outstanding, End of Period...............             --         --          N/A            924,675
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period.............           $14.923     $16.421     $20.177         $23.806
    Accumulation Unit Value, End of Period...................           $16.421     $20.177     $23.806         $31.319
    Number of Units Outstanding, End of Period...............         4,277,823   4,469,790   3,662,958       3,251,167
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period.............             --         --         $10.000         $9.728
    Accumulation Unit Value, End of Period...................             --         --          $9.728        $12.177
    Number of Units Outstanding, End of Period...............             --         --       1,432,745      1,766,647
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period.............          $21.505     $26.298      $32.590         $36.725
    Accumulation Unit Value, End of Period...................          $26.298     $32.590      $36.725         $35.384
    Number of Units Outstanding, End of Period...............       38,902,776  39,673,542   36,334,173      31,771,950
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period.............            --         --          $10.000         $7.102
    Accumulation Unit Value, End of Period...................            --         --           $7.102        $13.643
    Number of Units Outstanding, End of Period...............            --         --          82,002         609,573



                                       A-4

                                                                           FOR THE YEARS BEGINNING JANUARY 1*
                                                                                 AND ENDING DECEMBER 31,
                                                                               CONTINUED 1996 THROUGH 1999
                                                                        ------------------------------------------------
                                                                      1996          1997           1998         1999
VARIABLE SUB-ACCOUNT                                                 ----------   ----------   ----------     ----------

EQUITY
    Accumulation Unit Value, Beginning of Period.............          $25.864     $28.669      $38.873         $50.025
    Accumulation Unit Value, End of Period...................          $28.669     $38.873      $50.025         $78.284
    Number of Units Outstanding, End of Period...............       13,438,192  13,511,972   12,608,741      13,033,466
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period.............             --          --        $10.000         $10.104
    Accumulation Unit Value, End of Period...................             --          --        $10.104         $13.901
    Number of Units Outstanding, End of Period...............             --          --        822,038       1,653,843
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period.............         $18.976     $24.335       $27.870         $34.083
    Accumulation Unit Value, End of Period...................         $24.335     $27.870       $34.083         $43.419
    Number of Units Outstanding, End of Period...............      10,006,937   9,765,284     8,967,887       7,442,535
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period.............         $11.935     $13.845      $15.304          $16.991
    Accumulation Unit Value, End of Period...................         $13.845     $15.304      $16.991          $19.219
    Number of Units Outstanding, End of Period...............      19,847,332  21,662,482   17,634,472       15,377,323
HIGH YIELD
    Accumulation Unit Value, Beginning of Period.............        $21.859     $24.148       $26.652          $24.658
    Accumulation Unit Value, End of Period...................        $24.148     $26.652       $24.658          $24.009
    Number of Units Outstanding, End of Period...............      7,988,916   8,797,892     8,199,142        6,186,696
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period.............            --      $10.000       $12.084          $12.297
    Accumulation Unit Value, End of Period...................            --      $12.084       $12.297          $12.997
    Number of Units Outstanding, End of Period...............            --    2,364,583     2,979,980        2,557,977
INFORMATION
    Accumulation Unit Value, Beginning of Period.............            --        --             --            --
    Accumulation Unit Value, End of Period...................            --        --             --            --
    Number of Units Outstanding, End of Period...............            --        --             --            --
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period.............            --        --           $10.000          $9.790
    Accumulation Unit Value, End of Period...................            --        --            $9.790         $12.092
    Number of Units Outstanding, End of Period...............            --        --           136,628         281,569
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period.............            --        --             --            --
    Accumulation Unit Value, End of Period...................            --        --             --            --
    Number of Units Outstanding, End of Period...............            --        --             --            --
MONEY MARKET
    Accumulation Unit Value, Beginning of Period.............        $11.653     $12.084        $12.546         $12.979
    Accumulation Unit Value, End of Period...................        $12.084     $12.546        $12.979          $13.46
    Number of Units Outstanding, End of Period...............     21,476,904  18,625,330     21,159,031      17,541,394
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period.............        $16.373     $16.404        $17.983         $19.265
    Accumulation Unit Value, End of Period...................        $16.404     $17.983        $19.265         $18.200
    Number of Units Outstanding, End of Period...............     24,233,104  20,839,536     20,312,197      16,872,144



                                       A-5

                                                                            FOR THE YEARS BEGINNING JANUARY 1*
                                                                             AND ENDING DECEMBER 31,
                                                                            CONTINUED 1996 THROUGH 1999
                                                                    ------------------------------------------------
                                                                    1996          1997           1998         1999
VARIABLE SUB-ACCOUNT                                              ----------   ----------       ----------   ----------

PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period.............     $9.619          $9.858          $6.059        $5.356
    Accumulation Unit Value, End of Period...................     $9.858          $6.059          $5.356        $8.780
    Number of Units Outstanding, End of Period..............  11,810,540       8,191,656       6,325,967     7,412,158
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period.............       --             --               --          $10.000
    Accumulation Unit Value, End of Period...................       --             --               --          $10.065
    Number of Units Outstanding, End of Period...............       --             --               --          127,159
STRATEGIST
    Accumulation Unit Value, Beginning of Period.............     $16.919        $19.199        $21.540         $26.875
    Accumulation Unit Value, End of Period...................     $19.199        $21.540        $26.875         $31.136
    Number of Units Outstanding, End of Period...............  17,132,441     16,153,105     14,574,012      13,273,409
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period.............       --             --            $10.000        $11.126
    Accumulation Unit Value, End of Period...................       --             (Y)           $11.126        $13.198
    Number of Units Outstanding, End of Period...............       --             --          1,722,709       ,729,418
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period.............       --             --            $10.000         $9.062
    Accumulation Unit Value, End of Period...................       --             --             $9.062         $8.808
    Number of Units Outstanding, End of Period...............       --             --             79,729        230,000
UTILITIES
    Accumulation Unit Value, Beginning of Period.............   $17.999          $19.298        $24.208         $29.461
    Accumulation Unit Value, End of Period...................   $19.298          $24.208        $29.461         $32.870
    Number of Units Outstanding, End of Period.............. 19,259,329       15,172,387     13,541,542      11,688,649
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period.............      --              --               --          --
    Accumulation Unit Value, End of Period...................      --              --               --          --
    Number of Units Outstanding, End of Period...............      --              --               --          --
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period.............      --              --               --          --
    Accumulation Unit Value, End of Period...................      --              --               --          --
    Number of Units Outstanding, End of Period...............      --              --               --          --
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period.............      --              --             --            --
    Accumulation Unit Value, End of Period...................      --              --             --            --
    Number of Units Outstanding, End of Period...............      --              --             --            --
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period.............      --              --          $10.000          $11.997
    Accumulation Unit Value, End of Period...................      --              --          $11.997          $24.191
    Number of Units Outstanding, End of Period...............      --              --          254,704         1,761,875



                                       A-6

                                                                                                             FOR THE YEARS
                                                                                                            BEGINNING JANUARY
                                                                                                             1* AND ENDING
                                                                                                             DECEMBER 31,
                                                                                                             ------------
                                                                                                                    2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                     $14.447
    Accumulation Unit Value, End of Period....................                                                      $8.324
    Number of Units Outstanding, End of Period................                                                     330,757
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $14.447
    Accumulation Unit Value, End of Period....................                                                      $7.343
    Number of Units Outstanding, End of Period................                                                     199,117
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $14.447
    Accumulation Unit Value, End of Period....................                                                      $8.001
    Number of Units Outstanding, End of Period................                                                     658,113
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $14.447
    Accumulation Unit Value, End of Period....................                                                      $8.145
    Number of Units Outstanding, End of Period................                                                     256,762
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $14.447
    Accumulation Unit Value, End of Period....................                                                     $10.764
    Number of Units Outstanding, End of Period................                                                     710,787
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $14.447
    Accumulation Unit Value, End of Period....................                                                      $7.861
    Number of Units Outstanding, End of Period................                                                   1,090,403
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $14.447
    Accumulation Unit Value, End of Period....................                                                     $14.035
    Number of Units Outstanding, End of Period................                                                   3,101,157
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $31.319
    Accumulation Unit Value, End of Period....................                                                     $31.297
    Number of Units Outstanding, End of Period................                                                   3,021,082
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                     $12.177
    Accumulation Unit Value, End of Period....................                                                      $9.926
    Number of Units Outstanding, End of Period................                                                   2,405,879
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                    $35.384
    Accumulation Unit Value, End of Period....................                                                    $36.762
    Number of Units Outstanding, End of Period................                                                 22,447,720
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $13.643
    Accumulation Unit Value, End of Period....................                                                    $8.224
    Number of Units Outstanding, End of Period................                                                   496,918
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $78.284
    Accumulation Unit Value, End of Period....................                                                   $67.698
    Number of Units Outstanding, End of Period................                                                12,262,797
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $13.901
    Accumulation Unit Value, End of Period....................                                                   $12.105
    Number of Units Outstanding, End of Period................                                                 2,584,832



                                       A-7

                                                                                                             FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                          JANUARY 1* AND ENDING
                                                                                                             DECEMBER 31,
                                                                                                             ------------
                                                                                                                  2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $43.419
    Accumulation Unit Value, End of Period....................                                                   $40.733
    Number of Units Outstanding, End of Period................                                                 6,307,478
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $19.219
    Accumulation Unit Value, End of Period....................                                                   $18.489
    Number of Units Outstanding, End of Period................                                                11,064,552
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $24.009
    Accumulation Unit Value, End of Period....................                                                   $16.055
    Number of Units Outstanding, End of Period................                                                 4,112,148
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $12.997
    Accumulation Unit Value, End of Period....................                                                   $12.846
    Number of Units Outstanding, End of Period................                                                 1,868,522
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                    $10.00
    Accumulation Unit Value, End of Period....................                                                    $9.292
    Number of Units Outstanding, End of Period................                                                    63,540
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $12.092
    Accumulation Unit Value, End of Period....................                                                   $10.448
    Number of Units Outstanding, End of Period................                                                   521,562
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                    $10.00
    Accumulation Unit Value, End of Period....................                                                   $10.243
    Number of Units Outstanding, End of Period................                                                   130,014
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                    $13.46
    Accumulation Unit Value, End of Period....................                                                   $14.083
    Number of Units Outstanding, End of Period................                                                13,100,511
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                    $8.780
    Accumulation Unit Value, End of Period....................                                                    $5.762
    Number of Units Outstanding, End of Period................                                                 5,717,245
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $18.200
    Accumulation Unit Value, End of Period....................                                                   $19.949
    Number of Units Outstanding, End of Period................                                                12,923,991
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.065
    Accumulation Unit Value, End of Period....................                                                   $10.511
    Number of Units Outstanding, End of Period................                                                   247,190
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $31.136
    Accumulation Unit Value, End of Period....................                                                   $31.226
    Number of Units Outstanding, End of Period................                                                11,520,579
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $13.198
    Accumulation Unit Value, End of Period....................                                                   $11.800
    Number of Units Outstanding, End of Period................                                                 5,685,459



                                       A-8

                                                                                                             FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                           JANUARY 1* AND ENDING
                                                                                                             DECEMBER 31,
                                                                                                             ------------
                                                                                                                  2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                    $8.808
    Accumulation Unit Value, End of Period....................                                                   $11.235
    Number of Units Outstanding, End of Period................                                                   509,161
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $32.870
    Accumulation Unit Value, End of Period....................                                                   $33.417
    Number of Units Outstanding, End of Period................                                                 9,889,545
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $32.870
    Accumulation Unit Value, End of Period....................                                                   $10.800
    Number of Units Outstanding, End of Period................                                                   294,258
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $32.870
    Accumulation Unit Value, End of Period....................                                                    $9.083
    Number of Units Outstanding, End of Period................                                                   577,155
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $32.870
    Accumulation Unit Value, End of Period....................                                                    $8.125
    Number of Units Outstanding, End of Period................                                                   594,706
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $24.191
    Accumulation Unit Value, End of Period....................                                                   $21.445
    Number of Units Outstanding, End of Period................                                                 3,397,290



* The inception dates for the Variable Sub-Accounts are shown above this table on page C-1. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10,000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                                       A-9


                                       ACCUMULATION UNIT VALUES AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST
                             OFFERED WITH THE ENHANCED DEATH BENEFIT OPTION, THE PERFORMANCE DEATH BENEFIT OPTION
                                    OR THE PERFORMANCE INCOME BENEFIT OPTION

                                                                    FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                           ENDING DECEMBER 31,
                                                              -------------------------------------------------------------
                                                            1995         1996         1997         1998          1999
VARIABLE SUB-ACCOUNT                                     ----------   ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of
        Period......................................          --           --            --           --          $10.000
    Accumulation Unit Value, End of Period........            --           --            --           --          $14.447
    Number of Units Outstanding, End of Period....
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of
        Period......................................          --           --            --            --         $10.000
    Accumulation Unit Value, End of Period........            --           --            --            --         $14.447
    Number of Units Outstanding, End of Period....
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of
        Period......................................          --           --            --            --          $10.000
    Accumulation Unit Value, End of Period........            --           --            --            --          $14.447
    Number of Units Outstanding, End of Period....
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of
        Period......................................          --           --            --            --          $10.000
    Accumulation Unit Value, End of Period........            --           --            --            --          $14.447
    Number of Units Outstanding, End of Period....
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of
        Period......................................          --           --            --            --          $10.000
    Accumulation Unit Value, End of Period........            --           --            --            --          $14.447
    Number of Units Outstanding, End of Period....
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of
        Period......................................          --           --            --            --          $10.000
    Accumulation Unit Value, End of Period........            --           --            --            --          $14.447
    Number of Units Outstanding, End of Period....
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of
        Period......................................          --           --            --             --          $10.000
    Accumulation Unit Value, End of Period........            --           --            --             --          $14.465
    Number of Units Outstanding, End of Period....            --           --            --             --        1,122,012
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................        $13.895       $14.920      $16.397      $20.121         $23.717
    Accumulation Unit Value, End of Period........          $14.920       $16.397      $20.121      $23.717         $31.150
    Number of Units Outstanding, End of Period....           36,005      509,094     1,365,427    1,687,847       1,636,053
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of
        Period......................................          --           --           --          $10.000          $9.720
    Accumulation Unit Value, End of Period........            --           --           --           $9.720         $12.152
    Number of Units Outstanding, End of Period....            --           --           --        1,965,368       2,481,411
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................        $20.068       $21.500     $26.259      $32.498           $36.593
    Accumulation Unit Value, End of Period........          $21.500       $26.259     $32.498      $36.593           $35.192
    Number of Units Outstanding, End of Period....          366,928     4,586,699  13,973,141   19,936,437        20,053,835
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of
        Period......................................          --            --          --         $10.000            $7.095
    Accumulation Unit Value, End of Period........            --            --          --          $7.095           $13.679
    Number of Units Outstanding, End of Period....            --            --          --          94,600           689,216
EQUITY
    Accumulation Unit Value, Beginning of
        Period......................................        $24.677       $25.858    $28.626       $38.764            $49.825
    Accumulation Unit Value, End of Period........          $25.858       $28.626    $38.764       $49.825            $77.861
    Number of Units Outstanding, End of Period....          215,961     2,302,720  5,454,409     7,931,260         10,374,793



                                      A-10

                                                                    FOR THE YEARS BEGINNING JANUARY 1*
                                                                        AND ENDING DECEMBER 31,
                                                              -------------------------------------------------------------
                                                              1995          1996          1997        1998                   1999
VARIABLE SUB-ACCOUNT                                        ----------   ----------   ----------   ----------            ----------

EQUITY GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................           --            --            --           $10.000           $10.094
    Accumulation Unit Value, End of Period........             --            --            --           $10.094           $13.869
    Number of Units Outstanding, End of Period....             --            --            --         1,530,819         2,952,648
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................        $18.486     $18.972       $24.298           $27.792          $33.944
    Accumulation Unit Value, End of Period........          $18.972     $24.298       $27.792           $33.944          $43.185
    Number of Units Outstanding, End of Period....           62,011   1,143,635     3,091,981         4,668,539        4,444,148
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................        $11.250    $11.932       $13.824            $15.260          $16.291
    Accumulation Unit Value, End of Period........          $11.932    $13.824       $15.260            $16.921          $19.115
    Number of Units Outstanding, End of Period....          155,023  2,364,163     7,789,952          8,929,904        8,775,455
HIGH YIELD
    Accumulation Unit Value, Beginning of
        Period......................................        $21.462    $21.855       $24.112            $26.577          $24.563
    Accumulation Unit Value, End of Period........          $21.855    $24.112       $26.577            $24.563          $23.879
    Number of Units Outstanding, End of Period....           66,987  1,462,866     8,797,892          5,304,510        4,203,079
INCOME BUILDER
    Accumulation Unit Value, Beginning of
        Period......................................           --         --         $10.000            $12.069          $12.274
    Accumulation Unit Value, End of Period........             --         --         $12.069            $12.274          $12.947
    Number of Units Outstanding, End of Period....             --         --       2,024,851          3,652,211        3,113,231
INFORMATION
    Accumulation Unit Value, Beginning of
        Period......................................           --         --            --                  --              --
    Accumulation Unit Value, End of Period........             --         --            --                  --              --
    Number of Units Outstanding, End of Period....             --         --            --                  --              --
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of
        Period......................................           --         --            --              $10.000          $9.780
    Accumulation Unit Value, End of Period........             --         --            --               $9.780         $12.063
    Number of Units Outstanding, End of Period....             --         --            --              170,897         416,818
MID CAP VALUE...................................
    Accumulation Unit Value, Beginning of
        Period......................................           --         --            --                   --              --
    Accumulation Unit Value, End of Period........             --         --            --                   --              --
    Number of Units Outstanding, End of Period....             --         --            --                   --              --
MONEY MARKET
    Accumulation Unit Value, Beginning of
        Period......................................         $11.579   $11.651       $12.065            $12.511         $12.963
    Accumulation Unit Value, End of Period........           $11.651   $12.065       $12.511            $12.963         $13.390
    Number of Units Outstanding, End of Period....           511,096 3,424,292     5,406,175          8,938,860      10,276,270
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................         $9.352     $9.617        $9.843             $6.042         $5.334
    Accumulation Unit Value, End of Period........           $9.617     $9.843        $6.042             $5.334         $8.730
    Number of Units Outstanding, End of Period....           97,952  1,411,508     2,105,514          2,456,851      4,058,485
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of
        Period......................................        $15.746    $16.370       $16.379            $17.932        $19.200
    Accumulation Unit Value, End of Period........          $16.370    $16.379       $17.932            $19.200        $18.101
    Number of Units Outstanding, End of Period....          142,004  1,095,796     3,843,253          5,109,593      5,167,349
SHORT TERM BOND
    Accumulation Unit Value, Beginning of
        Period......................................           --         --            --                 --           $10.000
    Accumulation Unit Value, End of Period........             --         --            --                 --           $10.056
    Number of Units Outstanding, End of Period....             --         --            --                 --           121,549
STRATEGIST
    Accumulation Unit Value, Beginning of
        Period......................................         $16.490   $16.915       $19.170            $21.479         $26.783
    Accumulation Unit Value, End of Period........           $16.915   $19.170       $21.479            $26.783         $30.968
    Number of Units Outstanding, End of Period....            91,983   903,817     3,529,096           6,559,093
                                      A-11







                                                                     FOR THE YEARS BEGINNING JANUARY 1*
                                                                             AND ENDING DECEMBER 31,
                                                                      -------------------------------------------------------------
                                                                    1995          1996          1997        1998        1999
VARIABLE SUB-ACCOUNT                                              ----------   ----------   ----------   ----------   ----------

S&P 500 INDEX
    Accumulation Unit Value, Beginning of
        Period......................................                 --             --            --       $10.000       $11.117
    Accumulation Unit Value, End of Period........                   --             --            --       $11.117       $13.170
    Number of Units Outstanding, End of Period....                   --             --            --      2,003,301    6,209,831
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of
        Period......................................                 --             --            --       $10.000        $9.054
    Accumulation Unit Value, End of Period........                   --             --            --        $9.054        $8.790
    Number of Units Outstanding, End of Period....                   --             --            --        80,782       194,964
UTILITIES
    Accumulation Unit Value, Beginning of
        Period......................................                $16.972    $17.995       $19.268        $24.140      $29.438
    Accumulation Unit Value, End of Period........                  $17.995    $19.268       $24.140        $29.438      $32.693
    Number of Units Outstanding, End of Period....                  165,046    822,723     1,753,743      3,510,503    4,016,659
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of
        Period......................................                 --             --            --           --          --
    Accumulation Unit Value, End of Period........                   --             --            --           --          --
    Number of Units Outstanding, End of Period....
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of
        Period......................................                 --             --            --           --          --
    Accumulation Unit Value, End of Period........                   --             --            --           --          --
    Number of Units Outstanding, End of Period....
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of
        Period......................................                 --             --            --            --         --
    Accumulation Unit Value, End of Period........                   --             --            --            --         --
    Number of Units Outstanding, End of Period....
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of
        Period......................................                 --             --            --        $10.000      $11.985
    Accumulation Unit Value, End of Period........                   --             --            --        $11.985      $24.135
    Number of Units Outstanding, End of Period....                   --             --            --        402,082    2,522,689



                                      A-12

                                                                                                             FOR THE YEARS
                                                                                                            BEGINNING JANUARY
                                                                                                             1* AND ENDING
                                                                                                             DECEMBER 31,
                                                                                                             ------------
                                                                                                                  2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $14.447
    Accumulation Unit Value, End of Period....................                                                    $8.317
    Number of Units Outstanding, End of Period................                                                   403,019
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $14.447
    Accumulation Unit Value, End of Period....................                                                    $7.337
    Number of Units Outstanding, End of Period................                                                   222,089
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $14.447
    Accumulation Unit Value, End of Period....................                                                    $7.994
    Number of Units Outstanding, End of Period................                                                   867,766
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $14.447
    Accumulation Unit Value, End of Period....................                                                    $8.138
    Number of Units Outstanding, End of Period................                                                   253,019
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $14.447
    Accumulation Unit Value, End of Period....................                                                   $10.755
    Number of Units Outstanding, End of Period................                                                   756,656
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $14.447
    Accumulation Unit Value, End of Period....................                                                    $7.854
    Number of Units Outstanding, End of Period................                                                 1,370,194
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $14.465
    Accumulation Unit Value, End of Period....................                                                   $14.005
    Number of Units Outstanding, End of Period................                                                 4,013,767
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $31.150
    Accumulation Unit Value, End of Period....................                                                   $31.087
    Number of Units Outstanding, End of Period................                                                 1,882,380
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $12.152
    Accumulation Unit Value, End of Period....................                                                    $9.893
    Number of Units Outstanding, End of Period................                                                 2,978,593
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $35.192
    Accumulation Unit Value, End of Period....................                                                   $36.516
    Number of Units Outstanding, End of Period................                                                14,630,929
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $13.679
    Accumulation Unit Value, End of Period....................                                                    $8.194
    Number of Units Outstanding, End of Period................                                                   884,729
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $77.861
    Accumulation Unit Value, End of Period....................                                                   $67.245
    Number of Units Outstanding, End of Period................                                               10,575,220
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $13.869
    Accumulation Unit Value, End of Period....................                                                   $12.061
    Number of Units Outstanding, End of Period................                                                 4,201,929



                                      A-13

                                                                                                            FOR THE YEARS
                                                                                                              BEGINNING
                                                                                                         JANUARY 1* AND ENDING
                                                                                                             DECEMBER 31,
                                                                                                             ------------
                                                                                                                 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $43.185
    Accumulation Unit Value, End of Period....................                                                   $40.461
    Number of Units Outstanding, End of Period................                                                 4,301,593
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $19.115
    Accumulation Unit Value, End of Period....................                                                   $18.366
    Number of Units Outstanding, End of Period................                                                 6,909,685
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $23.879
    Accumulation Unit Value, End of Period....................                                                   $15.948
    Number of Units Outstanding, End of Period................                                                 2,849,935
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $12.947
    Accumulation Unit Value, End of Period....................                                                   $12.780
    Number of Units Outstanding, End of Period................                                                 2,229,410
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.290
    Number of Units Outstanding, End of Period................                                                   112,286
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $12.063
    Accumulation Unit Value, End of Period....................                                                   $10.410
    Number of Units Outstanding, End of Period................                                                   713,739
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.234
    Number of Units Outstanding, End of Period................                                                   119,091
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $13.390
    Accumulation Unit Value, End of Period....................                                                   $13.989
    Number of Units Outstanding, End of Period................                                                 8,280,928
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                    $8.730
    Accumulation Unit Value, End of Period....................                                                    $5.724
    Number of Units Outstanding, End of Period................                                                 3,391,224
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $18.101
    Accumulation Unit Value, End of Period....................                                                   $19.815
    Number of Units Outstanding, End of Period................                                                 4,441,671
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.056
    Accumulation Unit Value, End of Period....................                                                   $10.490
    Number of Units Outstanding, End of Period                                                                   243,983
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $30.968
    Accumulation Unit Value, End of Period....................                                                   $31.017
    Number of Units Outstanding, End of Period................                                                 6,719,790
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $13.170
    Accumulation Unit Value, End of Period....................                                                   $11.760
    Number of Units Outstanding, End of Period................                                                 7,535,806



                                      A-14

                                                                                                           FOR THE YEARS
                                                                                                              BEGINNING
                                                                                                        JANUARY 1* AND ENDING
                                                                                                             DECEMBER 31,
                                                                                                             ------------
                                                                                                                 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                    $8.790
    Accumulation Unit Value, End of Period....................                                                   $11.197
    Number of Units Outstanding, End of Period................                                                   526,895
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $32.693
    Accumulation Unit Value, End of Period....................                                                   $33.193
    Number of Units Outstanding, End of Period................                                                 4,175,987
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.791
    Number of Units Outstanding, End of Period................                                                   220,718
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.076
    Number of Units Outstanding, End of Period................                                                   562,467
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.118
    Number of Units Outstanding, End of Period................                                                   786,759
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $21.368
    Number of Units Outstanding, End of Period................                                                 5,404,064



*     Contracts with the Enhanced Death Benefit Option, the Performance Death
      Benefit Option, or the Performance Income Benefit Option were first offered under the Contracts on October 30, 1995. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000.
      The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%. The additional 0.13% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Death Benefit
      Option, the Performance Death Benefit Option or the Performance Income
      Benefit Option.

                                      A-15


                       ACCUMULATION UNIT VALUES AND NUMBER
                   OF ACCUMULATION UNITS OUTSTANDING FOR EACH
 SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT COMBINATION OPTION
                     OR THE DEATH BENEFIT COMBINATION OPTION


                                                                                 FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                                         ENDING DECEMBER 31,
                                                                                  -----------------------------------
                                                                                     1998       1999            2000
VARIABLE SUB-ACCOUNT                                                            ----------   ----------      ----------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                        --        $10.000        $14.447
    Accumulation Unit Value, End of Period....................                        --        $14.447         $8.311
    Number of Units Outstanding, End of Period................                                                 252,723
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                        --        $10.000        $14.447
    Accumulation Unit Value, End of Period....................                        --        $14.447         $7.331
    Number of Units Outstanding, End of Period................                                                 112,625
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                        --        $10.000        $14.447
    Accumulation Unit Value, End of Period....................                        --        $14.447         $7.988
    Number of Units Outstanding, End of Period................                                                 510,446
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                        --        $10.000        $14.447
    Accumulation Unit Value, End of Period....................                        --        $14.447         $8.132
    Number of Units Outstanding, End of Period................                                                 145,135
ALLIANCE GROWTH AND INCOME PORTFOLI
    Accumulation Unit Value, Beginning of Period..............                        --        $10.000        $14.447
    Accumulation Unit Value, End of Period....................                        --        $14.447        $10.747
    Number of Units Outstanding, End of Period................                                                 282,835
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                        --        $10.000        $14.447
    Accumulation Unit Value, End of Period....................                        --        $14.447         $7.849
    Number of Units Outstanding, End of Period................                                                 505,325
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                        --        $10.000        $14.454
    Accumulation Unit Value, End of Period....................                        --        $14.454        $13.980
    Number of Units Outstanding, End of Period................                        --        458,487      1,751,421
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                     $19.356      $23.373        $30.663
    Accumulation Unit Value, End of Period....................                     $23.373      $30.663        $30.565
    Number of Units Outstanding, End of Period................                      41,885      128,657        312,892
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                    $10.000        $9.714        $12.130
    Accumulation Unit Value, End of Period....................                     $9.714       $12.130         $9.864
    Number of Units Outstanding, End of Period................                    178,762       489,657        810,537
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                    $32.096       $36.031        $34.614
    Accumulation Unit Value, End of Period....................                    $36.031       $34.614        $35.877
    Number of Units Outstanding, End of Period................                    528,141     1,434,477      1,488,899
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                    $10.000        $7.089        $13.584
    Accumulation Unit Value, End of Period....................                     $7.089       $13.584         $8.169
    Number of Units Outstanding, End of Period................                      19,50       210,592        449,505
EQUITY
    Accumulation Unit Value, Beginning of Period..............                    $38.177       $49.060        $76.581
    Accumulation Unit Value, End of Period....................                    $49.060       $76.581        $66.067
    Number of Units Outstanding, End of Period................                    221,631       950,293      1,396,798



                                      A-16


                                                                             FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                                         ENDING DECEMBER 31,
                                                                                 -----------------------------------
                                                                                1998            1999              2000
VARIABLE SUB-ACCOUNT                                                           ----------   ----------         ----------
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                   $10.000        $10.370          $13.842
    Accumulation Unit Value, End of Period....................                   $10.370        $13.842          $12.024
    Number of Units Outstanding, End of Period................                   154,201        495,861          915,909
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                   $27.627        $33.452          $42.510
    Accumulation Unit Value, End of Period....................                   $33.452        $42.510          $39.785
    Number of Units Outstanding, End of Period................                   175,357        392,050          635,143
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                   $15.193        $16.794          $18.951
    Accumulation Unit Value, End of Period....................                   $16.794        $18.951          $18.188
    Number of Units Outstanding, End of Period................                   156,429        488,336          611,375
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                   $26.463        $24.176          $23.477
    Accumulation Unit Value, End of Period....................                   $24.176        $23.477          $15.662
    Number of Units Outstanding, End of Period................                   137,884        290,136          271,440
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                      --             --           $10.000
    Accumulation Unit Value, End of Period....................                      --             --            $9.289
    Number of Units Outstanding, End of Period................                      --             --            36,971
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                    $12.036       $12.248          $12.906
    Accumulation Unit Value, End of Period....................                    $12.248       $12.906          $12.725
    Number of Units Outstanding, End of Period................                    164,457       270,771          228,558
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                    $10.000        $9.771         $12.040
    Accumulation Unit Value, End of Period....................                     $9.771        $12.040        $10.378
    Number of Units Outstanding, End of Period................                     31,933        172,588        359,209
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                       --             --          $10.000
    Accumulation Unit Value, End of Period....................                       --             --          $10.226
    Number of Units Outstanding, End of Period................                                                   67,804
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                    $12.355       $12.766          $13.166
    Accumulation Unit Value, End of Period....................                    $12.766       $13.166          $13.743
    Number of Units Outstanding, End of Period................                    673,034     1,263,421        1,085,418
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                     $5.587        $5.294           $8.655
    Accumulation Unit Value, End of Period....................                     $5.294        $8.655           $5.669
    Number of Units Outstanding, End of Period................                     52,484        390,608         573,966
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                    $17.841       $18.906          $17.804
    Accumulation Unit Value, End of Period....................                    $18.906       $17.804          $19.468
    Number of Units Outstanding, End of Period................                    169,761       328,139          388,445
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                       --         $10.000          $10.049
    Accumulation Unit Value, End of Period....................                       --         $10.049          $10.470
    Number of Units Outstanding, End of Period................                       --          34,942           68,599
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                    $21.497       $26.371          $30.459
    Accumulation Unit Value, End of Period....................                    $26.371       $30.459          $30.474
    Number of Units Outstanding, End of Period................                    472,816     1,004,838        1,334,894



                                      A-17







                                                                                     FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                                         ENDING DECEMBER 31,
                                                                                     -----------------------------------
                                                                                        1998            1999             2000
VARIABLE SUB-ACCOUNT                                                                  ----------      ----------      ----------
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                         $10.000          $11.110          $13.146
    Accumulation Unit Value, End of Period....................                         $11.110          $13.146          $11.727
    Number of Units Outstanding, End of Period................                         283,511        1,877,442        2,621,084
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                         $10.000           $9.048           $8.774
    Accumulation Unit Value, End of Period....................                          $9.048           $8.774          $11.165
    Number of Units Outstanding, End of Period................                          37,193           93,827          165,007
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                         $23.622          $28.985          $32.155
    Accumulation Unit Value, End of Period....................                         $28.985          $32.155          $32.612
    Number of Units Outstanding, End of Period................                         159,860          340,744          558,866
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                           --               --            $10.000
    Accumulation Unit Value, End of Period....................                           --               --            $10.783
    Number of Units Outstanding, End of Period................                                                           86,919
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                           --               --            $10.000
    Accumulation Unit Value, End of Period....................                           --               --             $9.069
    Number of Units Outstanding, End of Period................                                                          430,045
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                           --               --            $10.000
    Accumulation Unit Value, End of Period....................                           --               --             $8.112
    Number of Units Outstanding, End of Period................                                                          361,221
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                          $10.000         $12.590         $24.088
    Accumulation Unit Value, End of Period....................                          $12.590         $24.088         $21.302
    Number of Units Outstanding, End of Period................                           82,427         818,855       2,158,492



* Contracts with the Performance Benefit Combination Option were first offered under the Contracts on December 7, 1998. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation
   Unit Values on page C-1 above. Contracts with the Death Benefit
   Combination Option were first made available on May 3, 1999. The
   Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                                      A-18


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
   OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS
           WERE FIRST OFFERED WITH INCOME BENEFIT COMBINATION OPTION 2



                                                                                                              FOR THE PERIOD
                                                                                                             BEGINNING OCTOBER
                                                                                                              30* AND ENDING
                                                                                                              DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                           -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.237
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.319
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.407
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.859
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.941
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.835
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.210
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.872
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.051
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.423
    Number of Units Outstanding, End of Period................                                                         0



                                      A-19

                                                                                                                 FOR THE PERIOD
                                                                                                                BEGINNING OCTOBER
                                                                                                                 30* AND ENDING
                                                                                                               DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                           -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.387
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.271
    Number of Units Outstanding, End of Period................                                                         0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.585
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.330
    Number of Units Outstanding, End of Period................                                                        0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.283
    Number of Units Outstanding, End of Period................                                                        0





                                                                                                             FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                            OCTOBER 30* AND
                                                                                                                 ENDING
                                                                                                           DECEMBER 31, 2000
                                                                                                             -------------
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.358
    Number of Units Outstanding, End of Period................                                                         0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.024
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.288
    Number of Units Outstanding, End of Period................                                                        0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.838
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.834
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.069
    Number of Units Outstanding, End of Period................                                                         0



                                      A-20







                                                                                                            FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                            OCTOBER 30* AND
                                                                                                               ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                        -------------

PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                                $8.560
    Number of Units Outstanding, End of Period................                                                     0
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                               $10.401
    Number of Units Outstanding, End of Period................                                                     0
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                               $10.090
    Number of Units Outstanding, End of Period................                                                     0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                                $9.576
    Number of Units Outstanding, End of Period................                                                     0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                                $9.212
    Number of Units Outstanding, End of Period................                                                     0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                               $10.749
    Number of Units Outstanding, End of Period................                                                     0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                               $10.022
    Number of Units Outstanding, End of Period................                                                     0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                               $10.074
    Number of Units Outstanding, End of Period................                                                     0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                                $9.942
    Number of Units Outstanding, End of Period................                                                     0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                                $7.661
    Number of Units Outstanding, End of Period................                                                     0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                               $10.000
    Accumulation Unit Value, End of Period....................                                                $8.112
    Number of Units Outstanding, End of Period................                                                     0



* Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit
    Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%. The additional 0.30% mortality and expense risk charge is applicable to Contract owners who selected the Income
    Benefit Combination Option 2.

                                      A-21


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
   OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS
              WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT
                              COMBINATION OPTION 2



                                                                                                             FOR THE YEARS
                                                                                                             BEGINNING OCTOBER
                                                                                                             30* AND ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                           -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.233
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.317
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.406
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.858
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.940
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.830
    Number of Units Outstanding, End of Period................                                                       661
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.210
    Number of Units Outstanding, End of Period................                                                     2,135
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.870
    Number of Units Outstanding, End of Period................                                                       280
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.050
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.420
    Number of Units Outstanding, End of Period................                                                    17,411



                                      A-22







                                                                                                             FOR THE YEARS
                                                                                                              BEGINNING
                                                                                                             OCTOBER 30* AND
                                                                                                               ENDING
                                                                                                           DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                        -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.387
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.270
    Number of Units Outstanding, End of Period................                                                    44,843
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.584
    Number of Units Outstanding, End of Period................                                                       721
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.333
    Number of Units Outstanding, End of Period................                                                     8,533
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.280
    Number of Units Outstanding, End of Period................                                                     5,147
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.360
    Number of Units Outstanding, End of Period................                                                     3,234
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.836
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.832
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.070
    Number of Units Outstanding, End of Period................                                                     4,189
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $8.559
    Number of Units Outstanding, End of Period................                                                         0



                                      A-23







                                                                                                             FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                            OCTOBER 30* AND
                                                                                                               ENDING
                                                                                                           DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                        -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.400
    Number of Units Outstanding, End of Period................                                                     6,003
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.088
    Number of Units Outstanding, End of Period................                                                         0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.573
    Number of Units Outstanding, End of Period................                                                       314
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.210
    Number of Units Outstanding, End of Period................                                                    19,728
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.747
    Number of Units Outstanding, End of Period................                                                         0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.021
    Number of Units Outstanding, End of Period................                                                     1,268
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.072
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.940
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $7.659
    Number of Units Outstanding, End of Period................                                                         0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                    $10.00
    Accumulation Unit Value, End of Period....................                                                    $8.110
    Number of Units Outstanding, End of Period................                                                     6,591



* Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The inception dates for the Variable sub-Accounts are shown above the first table of Accumulation Unit
    Values on pages C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%. The additional 0.50% mortality and expense risk charge is applicable to Contract owners who selected the Income and Death Benefit Combination Option 2.

                                      A-24


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
 OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                                WITH THE ENHANCED
                          EARNINGS DEATH BENEFIT OPTION




                                                                                                             FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                                  ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.896
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.159
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.928
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.808
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.130
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.496
    Number of Units Outstanding, End of Period................                                                         0



                                      A-25

                                                                                                            FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                           DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                        -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                         0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                         0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.320
    Number of Units Outstanding, End of Period................                                                         0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.543
    Number of Units Outstanding, End of Period................                                                         0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.278
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.199
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.320
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.500
    Number of Units Outstanding, End of Period................                                                         0



                                      A-26

                                                                                                            FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                        -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.018
    Number of Units Outstanding, End of Period................                                                         0
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.010
    Number of Units Outstanding, End of Period................                                                         0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.072
    Number of Units Outstanding, End of Period................                                                         0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.979
    Number of Units Outstanding, End of Period................                                                         0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.025
    Number of Units Outstanding, End of Period................                                                         0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.140
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.226
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.316
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.818
    Number of Units Outstanding, End of Period................                                                         0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.839
    Number of Units Outstanding, End of Period................                                                         0



* Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The inception dates for the Variable sub-Accounts are shown above the first table of Accumulation Unit
    Values on page C-1 above. The Accumulation Unit Value for each of thee
    Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%. The additional 0.20% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Earnings Death Benefit Rider, Performance Income Benefit Rider or
    Performance Death Benefit Rider.

                                      A-27


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
   OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS
 WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED
                     DEATH BENEFIT RIDER, PERFORMANCE INCOME
                BENEFIT RIDER OR PERFORMANCE DEATH BENEFIT RIDER
                                                                                                             FOR THE YEARS
                                                                                                                BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                           -------------
AIM V.I. Capital Appreciation
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.896
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.159
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.928
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.808
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.130
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                     5,188



                                      A-28

                                                                                                             FOR THE YEARS
                                                                                                                BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                          -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                     4,354
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                     1,183
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                         0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                     1,060
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.542
    Number of Units Outstanding, End of Period................                                                     2,053
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                     9,373
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.199
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.320
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.500
    Number of Units Outstanding, End of Period................                                                         0



                                      A-29







                                                                                                             FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                                ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.018
    Number of Units Outstanding, End of Period................                                                    14,084
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.007
    Number of Units Outstanding, End of Period................                                                         0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.072
    Number of Units Outstanding, End of Period................                                                    11,272
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.979
    Number of Units Outstanding, End of Period................                                                         0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.025
    Number of Units Outstanding, End of Period................                                                     5,505
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.139
    Number of Units Outstanding, End of Period................                                                     6,965
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.226
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.316
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.818
    Number of Units Outstanding, End of Period................                                                         0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.838
    Number of Units Outstanding, End of Period................                                                       463



*   Contracts with the Enhanced Earnings Death Benefit Option and Enhanced Death
    Benefit Option, Performance Income Benefit Option or Performance Death
    Benefit Option were first made available under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation
    Unit Value for each of these Sub-Accounts was initially set at $10.000. The
    Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%. The additional 0.33% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Earnings Death Benefit Option and Enhanced
    Death Benefit Option, Performance Income Benefit Option or Performance Death
    Benefit Option.

                                      A-30


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
 OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                                WITH THE ENHANCED
    EARNINGS DEATH BENEFIT OPTION AND THE DEATH BENEFIT COMBINATION OPTION OR
                     PERFORMANCE BENEFIT COMBINATION OPTION


                                                                                                             FOR THE YEARS
                                                                                                                BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                           DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.159
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.808
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.496
    Number of Units Outstanding, End of Period................                                                         0



                                      A-31

                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                        -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                         0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                         0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.542
    Number of Units Outstanding, End of Period................                                                         0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.199
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.320
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.499
    Number of Units Outstanding, End of Period................                                                         0



                                      A-32







                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                        -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.018
    Number of Units Outstanding, End of Period................                                                         0
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.010
    Number of Units Outstanding, End of Period................                                                         0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.072
    Number of Units Outstanding, End of Period................                                                         0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.978
    Number of Units Outstanding, End of Period................                                                         0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.025
    Number of Units Outstanding, End of Period................                                                         0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.139
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.225
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.316
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.817
    Number of Units Outstanding, End of Period................                                                         0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.838
    Number of Units Outstanding, End of Period................                                                         0



*   Contracts with the Enhanced Earnings Death Benefit Option and Death Benefit
    Combination Option or Performance Income Benefit Combination Option were first made available for all of the above Variable Sub-Accounts on December
    6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The
    Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.
    The additional 0.44% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Earnings Death Benefit Option and
    Death Benefit Combination Option or Performance Income Benefit Combination
    Option.

                                      A-33


APPENDIX A
-------------------------------------------------------------------

                     ACCUMULATION UNIT VALUES AND NUMBER OF
 ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST
 OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION OPTION 2



                                                                                                             FOR THE YEARS
                                                                                                               BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                                ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                           -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.158
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.358
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.807
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.868
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                         0



                                      A-34

                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                           DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.537
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                         0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.828
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.400
    Number of Units Outstanding, End of Period................                                                         0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.541
    Number of Units Outstanding, End of Period................                                                         0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.198
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.016
    Number of Units Outstanding, End of Period................                                                         0



                                      A-35






                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.499
    Number of Units Outstanding, End of Period................                                                         0
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.010
    Number of Units Outstanding, End of Period................                                                         0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.071
    Number of Units Outstanding, End of Period................                                                         0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.978
    Number of Units Outstanding, End of Period................                                                         0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.025
    Number of Units Outstanding, End of Period................                                                         0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.139
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.225
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.160
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.817
    Number of Units Outstanding, End of Period................                                                         0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.838
    Number of Units Outstanding, End of Period................                                                         0




*   Contracts with the Enhanced Earnings Death Benefit Option and Income Benefit
    Combination Option 2 were first made available for all of the above Variable
    Sub-Accounts on December 6, 2000. The inception dates for the Variable
    SubAccounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%. The additional 0.50% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Earnings
    Death Benefit Option and Income Benefit Combination Option 2.

                                      A-36

APPENDIX A
-------------------------------------------------------------------

                     ACCUMULATION UNIT VALUES AND NUMBER OF
 ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST
 OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2



                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                                  ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                           -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.158
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.807
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                     3,475
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0



                                      A-37

                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                                  ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                         0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                         0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.542
    Number of Units Outstanding, End of Period................                                                        98
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.198
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.499
    Number of Units Outstanding, End of Period................                                                         0
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                     2,755
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.007
    Number of Units Outstanding, End of Period................                                                         0



                                      A-38







                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                                 ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.071
    Number of Units Outstanding, End of Period................                                                     3,347
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.978
    Number of Units Outstanding, End of Period................                                                         0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.025
    Number of Units Outstanding, End of Period................                                                         0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.139
    Number of Units Outstanding, End of Period................                                                     6,315
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.225
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.316
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.817
    Number of Units Outstanding, End of Period................                                                         0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.838
    Number of Units Outstanding, End of Period................                                                         0




*   Contracts with the Enhanced Earnings Death Benefit Option and Income and Death
    Benefit Combination Option 2 were first made available under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above.
    The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%. The additional 0.70% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Earnings Death Benefit Option and Income and Death Benefit Combination Option 2.

                                      A-39


APPENDIX A
-------------------------------------------------------------------

                     ACCUMULATION UNIT VALUES AND NUMBER OF
 ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST
                     OFFERED WITH THE LONGEVITY REWARD RIDER





                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                           -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.288
    Number of Units Outstanding, End of Period................                                                      18,076
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.402
    Number of Units Outstanding, End of Period................                                                      33,449
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.325
    Number of Units Outstanding, End of Period................                                                      33,192
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.003
    Number of Units Outstanding, End of Period................                                                      18,271
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.246
    Number of Units Outstanding, End of Period................                                                       6,267
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.982
    Number of Units Outstanding, End of Period................                                                      14,138
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.695
    Number of Units Outstanding, End of Period................                                                      72,420
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.719
    Number of Units Outstanding, End of Period................                                                     139,613
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.434
    Number of Units Outstanding, End of Period................                                                      36,893
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.702
    Number of Units Outstanding, End of Period................                                                     996,619
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $6.389
    Number of Units Outstanding, End of Period................                                                       4,827



                                      A-40

                                                                                                             FOR THE YEARS
                                                                                                                BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.543
    Number of Units Outstanding, End of Period................                                                   1,289,081
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.339
    Number of Units Outstanding, End of Period................                                                      16,016
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.208
    Number of Units Outstanding, End of Period................                                                     434,294
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.951
    Number of Units Outstanding, End of Period................                                                     220,380
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $6.956
    Number of Units Outstanding, End of Period................                                                      94,315
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.050
    Number of Units Outstanding, End of Period................                                                       9,550
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.594
    Number of Units Outstanding, End of Period................                                                           0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.057
    Number of Units Outstanding, End of Period................                                                       1,690
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.235
    Number of Units Outstanding, End of Period................                                                       2,735
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.281
    Number of Units Outstanding, End of Period................                                                     185,342
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.275
    Number of Units Outstanding, End of Period................                                                      42,478
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.774
    Number of Units Outstanding, End of Period................                                                     374,073
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.008
    Number of Units Outstanding, End of Period................                                                           0



                                      A-41






                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.940
    Number of Units Outstanding, End of Period................                                                   1,009,853
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.970
    Number of Units Outstanding, End of Period................                                                      70,626
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $11.507
    Number of Units Outstanding, End of Period................                                                       9,341
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.142
    Number of Units Outstanding, End of Period................                                                     781,016
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.568
    Number of Units Outstanding, End of Period................                                                          79
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.019
    Number of Units Outstanding, End of Period................                                                      24,612
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.120
    Number of Units Outstanding, End of Period................                                                      25,462
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.132
    Number of Units Outstanding, End of Period................                                                      95,704



* Contracts with the Longevity Reward Rider were first made available under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

                                      A-42


APPENDIX A
-------------------------------------------------------------------

                     ACCUMULATION UNIT VALUES AND NUMBER OF
 ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                  WITH THE LONGEVITY REWARD RIDER AND ENHANCED
 DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION




                                                                                                             FOR THE YEARS
                                                                                                                BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                            -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.282
    Number of Units Outstanding, End of Period................                                                       4,937
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.397
    Number of Units Outstanding, End of Period................                                                       5,869
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.159
    Number of Units Outstanding, End of Period................                                                           0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.998
    Number of Units Outstanding, End of Period................                                                       6,857
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.239
    Number of Units Outstanding, End of Period................                                                      10,486
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.976
    Number of Units Outstanding, End of Period................                                                       5,139
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.688
    Number of Units Outstanding, End of Period................                                                      32,338
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.712
    Number of Units Outstanding, End of Period................                                                      24,368
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.427
    Number of Units Outstanding, End of Period................                                                       5,746
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.694
    Number of Units Outstanding, End of Period................                                                     274,154
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $6.389
    Number of Units Outstanding, End of Period................                                                          12
                                      A-43

                                                                                                              FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.536
    Number of Units Outstanding, End of Period................                                                     323,143
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.333
    Number of Units Outstanding, End of Period................                                                      17,488
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.202
    Number of Units Outstanding, End of Period................                                                     118,339
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.943
    Number of Units Outstanding, End of Period................                                                      95,817
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $6.951
    Number of Units Outstanding, End of Period................                                                      24,508
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.042
    Number of Units Outstanding, End of Period................                                                       1,966
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.277
    Number of Units Outstanding, End of Period................                                                           0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.051
    Number of Units Outstanding, End of Period................                                                       3,672
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.320
    Number of Units Outstanding, End of Period................                                                           0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.273
    Number of Units Outstanding, End of Period................                                                       8,043
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.270
    Number of Units Outstanding, End of Period................                                                       9,077
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.766
    Number of Units Outstanding, End of Period................                                                     108,499
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.320
    Number of Units Outstanding, End of Period................                                                           0



                                      A-44







                                                                                                             FOR THE YEARS
                                                                                                                BEGINNING
                                                                                                             JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.932
    Number of Units Outstanding, End of Period................                                                     326,654
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.963
    Number of Units Outstanding, End of Period................                                                      41,057
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $11.499
    Number of Units Outstanding, End of Period................                                                         452
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.135
    Number of Units Outstanding, End of Period................                                                     226,311
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.560
    Number of Units Outstanding, End of Period................                                                       5,419
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.013
    Number of Units Outstanding, End of Period................                                                       3,997
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.114
    Number of Units Outstanding, End of Period................                                                       3,404
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.126
    Number of Units Outstanding, End of Period................                                                      49,523



* Contracts with these Options were first made available under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The
  Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.





                                      A-45


APPENDIX A -------------------------------------------------------------------

 ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
 SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND
                   THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION
                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.895
    Number of Units Outstanding, End of Period................                                                           0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.911
    Number of Units Outstanding, End of Period................                                                           0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.313
    Number of Units Outstanding, End of Period................                                                         101
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.927
    Number of Units Outstanding, End of Period................                                                           0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.359
    Number of Units Outstanding, End of Period................                                                           0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $7.971
    Number of Units Outstanding, End of Period................                                                       1,954
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.682
    Number of Units Outstanding, End of Period................                                                       3,790
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.706
    Number of Units Outstanding, End of Period................                                                       1,574
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.869
    Number of Units Outstanding, End of Period................                                                           0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.688
    Number of Units Outstanding, End of Period................                                                      50,253
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.538
    Number of Units Outstanding, End of Period................                                                           0

                                      A-46

                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.530
    Number of Units Outstanding, End of Period................                                                      55,513
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.327
    Number of Units Outstanding, End of Period................                                                      11,936
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.196
    Number of Units Outstanding, End of Period................                                                      23,454
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.937
    Number of Units Outstanding, End of Period................                                                      13,949
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $6.947
    Number of Units Outstanding, End of Period................                                                       4,679
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.277
    Number of Units Outstanding, End of Period................                                                           0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.593
    Number of Units Outstanding, End of Period................                                                           0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.045
    Number of Units Outstanding, End of Period................                                                       1,098
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.221
    Number of Units Outstanding, End of Period................                                                         361
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.267
    Number of Units Outstanding, End of Period................                                                       2,122
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       7.265
    Number of Units Outstanding, End of Period................                                                         651
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.759
    Number of Units Outstanding, End of Period................                                                       9,069
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.310
    Number of Units Outstanding, End of Period................                                                           0



                                      A-47







                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.926
    Number of Units Outstanding, End of Period................                                                      52,247
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.957
    Number of Units Outstanding, End of Period................                                                       9,545
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.025
    Number of Units Outstanding, End of Period................                                                           0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.128
    Number of Units Outstanding, End of Period................                                                      30,526
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.225
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.316
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.109
    Number of Units Outstanding, End of Period................                                                         482
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $8.121
    Number of Units Outstanding, End of Period................                                                      14,669



* Contracts with the Longevity Reward Rider and Performance Benefit Combination
  Option or Death Benefit Combination Option were first made available under the Contracts on June 5, 2000. The inception dates for the Variable
  Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%. The additional 0.17% mortality and expense risk charge is applicable to Contract owners who selected the Longevity Reward
  Rider and Performance Benefit Combination Option or Death Benefit
  Combination Option.

                                      A-48


APPENDIX A
-------------------------------------------------------------------



    ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                      EACH SUB-ACCOUNT SINCE THE CONTRACTS
 WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                                                                                                               FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                               OCTOBER 30* AND
                                                                                                                  ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                          -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.158
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.807
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                     $9.87
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                         0
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0



                                      A-49


                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             OCTOBER 30* AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.128
    Number of Units Outstanding, End of Period................                                                           0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.829
    Number of Units Outstanding, End of Period................                                                           0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.401
    Number of Units Outstanding, End of Period................                                                           0



                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
                                                                                                             -------------

GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.319
    Number of Units Outstanding, End of Period................                                                           0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.54
    Number of Units Outstanding, End of Period................                                                           0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.277
    Number of Units Outstanding, End of Period................                                                           0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.593
    Number of Units Outstanding, End of Period................                                                           0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.199
    Number of Units Outstanding, End of Period................                                                           0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.319
    Number of Units Outstanding, End of Period................                                                           0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.017
    Number of Units Outstanding, End of Period................                                                           0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.499
    Number of Units Outstanding, End of Period................                                                           0



                                      A-50





                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
                                                                                                             -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.018
    Number of Units Outstanding, End of Period................                                                           0
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.007
    Number of Units Outstanding, End of Period................                                                           0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.071
    Number of Units Outstanding, End of Period................                                                           0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.978
    Number of Units Outstanding, End of Period................                                                           0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.025
    Number of Units Outstanding, End of Period................                                                           0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.139
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.225
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.316
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.817
    Number of Units Outstanding, End of Period................                                                           0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.838
    Number of Units Outstanding, End of Period................                                                           0



* Contracts with the Longevity Reward Rider with the Income Benefit Combination
  Option 2 were first made available under the Contracts on October 30, 2000.
  The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation Unit
  Value for each of these Sub-Accounts was initially set at $10.000. The
  Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

                                      A-51


APPENDIX A
-------------------------------------------------------------------


    ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
 EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                                                                                                             FOR THE YEARS
                                                                                                                BEGINNING
                                                                                                             OCTOBER 30* AND
                                                                                                                 ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.910
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.158
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.356
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.807
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.318
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.868
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.494
    Number of Units Outstanding, End of Period................                                                         0
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.537
    Number of Units Outstanding, End of Period................                                                         0



                                      A-52

                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             OCTOBER 30* AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.127
    Number of Units Outstanding, End of Period................                                                           0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.828
    Number of Units Outstanding, End of Period................                                                           0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.400
    Number of Units Outstanding, End of Period................                                                           0



                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
                                                                                                             -------------

GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.318
    Number of Units Outstanding, End of Period................                                                           0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.541
    Number of Units Outstanding, End of Period................                                                           0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.276
    Number of Units Outstanding, End of Period................                                                           0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.592
    Number of Units Outstanding, End of Period................                                                           0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.198
    Number of Units Outstanding, End of Period................                                                           0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.319
    Number of Units Outstanding, End of Period................                                                           0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.016
    Number of Units Outstanding, End of Period................                                                           0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.499
    Number of Units Outstanding, End of Period................                                                           0



                                      A-53





                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
                                                                                                             -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.017
    Number of Units Outstanding, End of Period................                                                           0
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.006
    Number of Units Outstanding, End of Period................                                                           0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.071
    Number of Units Outstanding, End of Period................                                                           0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.978
    Number of Units Outstanding, End of Period................                                                           0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.024
    Number of Units Outstanding, End of Period................                                                           0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.139
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.224
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                     $10.315
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.816
    Number of Units Outstanding, End of Period................                                                           0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $9.837
    Number of Units Outstanding, End of Period................                                                           0



*  Contracts with the Longevity Reward Rider with the Income and Death Benefit
   Combination Option 2 were first made available under the Contracts on October 30, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above.
   The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.
                                      A-54

APPENDIX A
-------------------------------------------------------------------



    ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
 EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER
                     AND THE ENHANCED EARNINGS DEATH BENEFIT






                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6, 2000*
                                                                                                                 AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                          -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.90
    Number of Units Outstanding, End of Period................                                                           0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.91
    Number of Units Outstanding, End of Period................                                                           0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.16
    Number of Units Outstanding, End of Period................                                                           0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.93
    Number of Units Outstanding, End of Period................                                                           0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.36
    Number of Units Outstanding, End of Period................                                                           0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.81
    Number of Units Outstanding, End of Period................                                                           0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.13
    Number of Units Outstanding, End of Period................                                                           0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.32
    Number of Units Outstanding, End of Period................                                                           0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.87
    Number of Units Outstanding, End of Period................                                                           0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.50
    Number of Units Outstanding, End of Period................                                                           0
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.54
    Number of Units Outstanding, End of Period................                                                           0



                                      A-55


                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6, 2000*
                                                                                                                   AND
                                                                                                                   ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                        $10.13
    Number of Units Outstanding, End of Period................                                                             0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                         $9.83
    Number of Units Outstanding, End of Period................                                                             0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                        $10.40
    Number of Units Outstanding, End of Period................                                                             0



                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
                                                                                                             -------------

GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                        $10.32
    Number of Units Outstanding, End of Period................                                                             0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                         $9.54
    Number of Units Outstanding, End of Period................                                                             0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                        $10.28
    Number of Units Outstanding, End of Period................                                                             0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                         $9.59
    Number of Units Outstanding, End of Period................                                                             0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                        $10.20
    Number of Units Outstanding, End of Period................                                                             0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                        $10.32
    Number of Units Outstanding, End of Period................                                                             0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                        $10.02
    Number of Units Outstanding, End of Period................                                                             0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                       $10.000
    Accumulation Unit Value, End of Period....................                                                         $9.50
    Number of Units Outstanding, End of Period................                                                             0


                                      A-56

                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            JUNE 5* AND ENDING
                                                                                                             DECEMBER 31, 2000
                                                                                                             -------------
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.02
    Number of Units Outstanding, End of Period................                                                           0
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.01
    Number of Units Outstanding, End of Period................                                                           0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.07
    Number of Units Outstanding, End of Period................                                                           0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.98
    Number of Units Outstanding, End of Period................                                                           0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.03
    Number of Units Outstanding, End of Period................                                                           0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.14
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.23
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                      $10.32
    Number of Units Outstanding, End of Period................                                                           0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.82
    Number of Units Outstanding, End of Period................                                                           0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                     $10.000
    Accumulation Unit Value, End of Period....................                                                       $9.84
    Number of Units Outstanding, End of Period................                                                           0



*   Contracts with the Longevity Reward Rider and the Enhanced Earnings Death
    Benefit were first made available under the Contracts on December 6, 2000.
    The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation Unit
    Value for each of these Sub-Accounts was initially set at $10.000. The
    Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                                      A-57


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
 EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER,
 ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE DEATH BENEFIT INCOME
                BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION




                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                            DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                          -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.896
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.159
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.928
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.808
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.130
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                    18,159



                                      A-58


                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                    31,703
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                    23,608
GLOBAL DIVIDEND GROW
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                    11,559
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.542
    Number of Units Outstanding, End of Period................                                                     5,110
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.199
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.320
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.500
    Number of Units Outstanding, End of Period................                                                         0



                                      A-59




                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                             -------------
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                 $10.018
    Number of Units Outstanding, End of Period................                                                       0
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                 $10.010
    Number of Units Outstanding, End of Period................                                                       0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                 $10.072
    Number of Units Outstanding, End of Period................                                                  20,031
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                  $9.979
    Number of Units Outstanding, End of Period................                                                       0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                 $10.025
    Number of Units Outstanding, End of Period................                                                       0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                 $10.140
    Number of Units Outstanding, End of Period................                                                       0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                 $10.225
    Number of Units Outstanding, End of Period................                                                       0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                 $10.316
    Number of Units Outstanding, End of Period................                                                       0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                  $9.817
    Number of Units Outstanding, End of Period................                                                       0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                 $10.000
    Accumulation Unit Value, End of Period....................                                                  $9.838
    Number of Units Outstanding, End of Period................                                                        0



*   Contracts with the Longevity Reward Rider, Enhanced Earnings Death Benefit
    Option and Enhanced Death Benefit, the Performance Death Benefit Income
    Benefit, or the Performance Death Benefit Option were first made available under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit
    Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

                                      A-60


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
 OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE
 FIRST OFFERED WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       DEATH BENEFIT COMBINATION OPTION OR
                     PERFORMANCE BENEFIT COMBINATION OPTION




                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                            -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.158
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.810
    Number of Units Outstanding, End of Period................                                                       576
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                    11,924



                                      A-61


                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                            DECEMBER 6* AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                     3,680
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                     9,466
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                     8,932
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.542
    Number of Units Outstanding, End of Period................                                                     3,187
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                     3,460
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.199
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.499
    Number of Units Outstanding, End of Period................                                                       348



                                      A-62







                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                                 ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.018
    Number of Units Outstanding, End of Period................                                                        0
SHORT-TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.010
    Number of Units Outstanding, End of Period................                                                        0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.071
    Number of Units Outstanding, End of Period................                                                    1,636
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                   $9.978
    Number of Units Outstanding, End of Period................                                                        0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.025
    Number of Units Outstanding, End of Period................                                                        0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.139
    Number of Units Outstanding, End of Period................                                                    1,818
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.225
    Number of Units Outstanding, End of Period................                                                        0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                  $10.316
    Number of Units Outstanding, End of Period................                                                        0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                   $9.817
    Number of Units Outstanding, End of Period................                                                        0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                  $10.000
    Accumulation Unit Value, End of Period....................                                                   $9.838
    Number of Units Outstanding, End of Period................                                                    3,527



*   Contracts with the Longevity Reward Rider, Enhanced Earnings Death Benefit
    Option and Death Benefit Combination Option or Performance Combination were first made available under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation
    Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%. The additional 0.37% mortality and expense risk charge is applicable to Contract owners who selected the Longevity Reward Rider, the Enhanced Earnings Death Benefit
    Option, and the Death Benefit Combination Option of Performance Benefit
    Combination Option.

                                      A-63


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
 OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE
                     FIRST OFFERED WITH THE LONGEVITY REWARD
 RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION OPTION 2



                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.158
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.356
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.807
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                         0



                                      A-64







                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                         0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                         0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.542
    Number of Units Outstanding, End of Period................                                                         0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.199
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.499
    Number of Units Outstanding, End of Period................                                                         0



                                      A-65






                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.018
   Number of Units Outstanding, End of Period................                                                          0
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.007
    Number of Units Outstanding, End of Period................                                                         0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.071
    Number of Units Outstanding, End of Period................                                                         0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.978
    Number of Units Outstanding, End of Period................                                                         0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.025
    Number of Units Outstanding, End of Period................                                                         0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.139
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.225
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.316
    Number of Units Outstanding, End of Period................                                                         0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.817
    Number of Units Outstanding, End of Period................                                                         0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.838
    Number of Units Outstanding, End of Period................                                                         0



*   Contracts with the Longevity Reward Rider, Enhanced Earnings Death Benefit
    Option and Income Benefit Combination Option 2 were first made available under the Contracts on December 6, 2000. The inception dates for the Variable SubAccounts are shown above the first table of Accumulation Unit
    Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%. The additional 0.43% mortality and expense risk charge is applicable to Contract owners who selected the Longevity Reward Rider, the Enhanced Earnings Death Benefit and Income
    Benefit Combination Option 2.

                                      A-66


APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
 EACH SUB-ACCOUNT SINCE THE CONRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER,
                   ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                  INCOME AND DEATH BENEFIT COMBINATION OPTION 2



                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------
AIM V.I. CAPITAL APPRECIATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.895
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. GROWTH FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.911
    Number of Units Outstanding, End of Period................                                                         0
AIM V.I. VALUE FUND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.159
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.927
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE GROWTH AND INCOME PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.359
    Number of Units Outstanding, End of Period................                                                         0
ALLIANCE PREMIER GROWTH PORTFOLIO
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.807
    Number of Units Outstanding, End of Period................                                                         0
AGGRESSIVE EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.129
    Number of Units Outstanding, End of Period................                                                         0
CAPITAL GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
COMPETITIVE EDGE "BEST IDEAS"
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.869
    Number of Units Outstanding, End of Period................                                                         0
DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.495
    Number of Units Outstanding, End of Period................                                                         0



                                      A-67






                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

EMERGING MARKETS EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.538
    Number of Units Outstanding, End of Period................                                                         0
EQUITY
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.128
    Number of Units Outstanding, End of Period................                                                         0
EQUITY GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.829
    Number of Units Outstanding, End of Period................                                                         0
EUROPEAN GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.401
    Number of Units Outstanding, End of Period................                                                         0
GLOBAL DIVIDEND GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.319
    Number of Units Outstanding, End of Period................                                                         0
HIGH YIELD
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.542
    Number of Units Outstanding, End of Period................                                                         0
INCOME BUILDER
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.593
    Number of Units Outstanding, End of Period................                                                         0
INFORMATION
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.277
    Number of Units Outstanding, End of Period................                                                         0
INTERNATIONAL MAGNUM
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.199
    Number of Units Outstanding, End of Period................                                                         0
MID CAP VALUE
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.320
    Number of Units Outstanding, End of Period................                                                         0
MONEY MARKET
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.017
    Number of Units Outstanding, End of Period................                                                         0
PACIFIC GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                    $9.499
    Number of Units Outstanding, End of Period................                                                         0



                                      A-68






                                                                                                             FOR THE YEARS
                                                                                                                 BEGINNING
                                                                                                             DECEMBER 6* AND
                                                                                                               ENDING
                                                                                                             DECEMBER 31, 2000
VARIABLE SUB-ACCOUNT                                                                                         -------------

QUALITY INCOME PLUS
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.018
    Number of Units Outstanding, End of Period................                                                         0
SHORT TERM BOND
    Accumulation Unit Value, Beginning of Period..............                                                   $10.000
    Accumulation Unit Value, End of Period....................                                                   $10.007
    Number of Units Outstanding, End of Period................                                                         0
STRATEGIST
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                    $10.072
    Number of Units Outstanding, End of Period................                                                          0
S&P 500 INDEX
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                     $9.978
    Number of Units Outstanding, End of Period................                                                          0
U.S. REAL ESTATE
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                    $10.025
    Number of Units Outstanding, End of Period................                                                          0
UTILITIES
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                    $10.139
    Number of Units Outstanding, End of Period................                                                          0
PUTNAM VT GROWTH AND INCOME FUND
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                    $10.225
    Number of Units Outstanding, End of Period................                                                          0
PUTNAM VT INTERNATIONAL FUND
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                    $10.316
    Number of Units Outstanding, End of Period................                                                          0
PUTNAM VT VOYAGER FUND
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                     $9.817
    Number of Units Outstanding, End of Period................                                                          0
VAN KAMPEN LIT EMERGING GROWTH
    Accumulation Unit Value, Beginning of Period..............                                                    $10.000
    Accumulation Unit Value, End of Period....................                                                     $9.838
    Number of Units Outstanding, End of Period................                                                          0



*   Contracts with the Longevity Reward Rider, Enhanced Earnings Death Benefit
    Option and Income and Death Benefit Combination Option 2 were first made available under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation
    Unit Values on page C-1 above. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an dministrative expense charge of 0.10%. The additional 0.63% mortality and expense risk charge is applicable to Contract owners who selected the Longevity Reward Rider, Enhanced Earnings Death Benefit and Income and
    Death Benefit Combination Option 2.



APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
-------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

             Excess-of-Earnings Withdrawals = $0
             In-Force Premium = $100,000 ($100,000 + $0 - $0)
             Death Benefit Earnings = $25,000 ($125,000 - $100,000)
             Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.



EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Northbrook receives due proof of death will be assumed to be $114,000.

             Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000) In-Force Premium = $95,000 ($100,000 + $0 - $5,000) Death Benefit Earnings =
             $19,000 ($114,000 - $95,000) Enhanced Earnings Death Benefit = 40%
             X $19,000 = $7,600.

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

             Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000) In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000) Death
             Benefit Earnings = $20,000 ($140,000 - $120,000) Enhanced Earnings Death Benefit = 25% of $20,000 = $5,000.

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



DESCRIPTION

---------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
---------------------------------------------------------------------------
THE CONTRACT
---------------------------------------------------------------------------
      Purchases
---------------------------------------------------------------------------
Tax-free Exchanges (1035 Exchanges, Rollovers and
      Transfers)
---------------------------------------------------------------------------
PERFORMANCE INFORMATION
---------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
---------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------



----------------------------------------------------------------------------
DESCRIPTION

GENERAL MATTERS
---------------------------------------------------------------------------
      Incontestability
---------------------------------------------------------------------------
      Settlements
---------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
---------------------------------------------------------------------------
      Premium Taxes
---------------------------------------------------------------------------
      Tax Reserves
---------------------------------------------------------------------------
FEDERAL TAX MATTERS
---------------------------------------------------------------------------
QUALIFIED PLANS
---------------------------------------------------------------------------
EXPERTS
---------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------



                         ------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Morgan Stanley Dean Witter                       Prospectus dated May 1, 2001
Variable Annuity II AssetManager

Northbrook Life Insurance Company
300 N. Milwaukee Ave.
Vernon Hills, IL 60001
Telephone Number: 1-800-654-2397

         Northbrook Life Insurance Company ("Northbrook") is offering the Morgan Stanley Dean Witter Variable Annuity II AssetManager, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. New Contracts may not be purchased in all states. Please check with your Morgan Stanley Dean Witter Financial Advisor for current availability. If you have already purchased the Contract you may contintue to add to it.

         The Contract offers 24 investment alternatives ("Investment Alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 22 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

                     o Morgan Stanley Dean Witter Variable Investment Series
                     o The Universal Institutional Funds, Inc.
                     o Van Kampen Life Investment Trust

         We (Northbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page B-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.



    IMPORTANT     The Securities and Exchange Commission has not approved or
    NOTICES       disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
                  Investment in the Contracts involves investment risks, including possible loss of principal.

              Table of Contents



Overview

Important Terms                                                            3
The Contract at a Glance                                                   4
How the Contract Works                                                     6
Expense Table                                                              7
Financial Information                                                     10

Contract Features

The Contract                                                              11
Purchases                                                                 12
Contract Value                                                            13
Investment Alternatives                                                   14
   The Variable Sub-Accounts                                              14
   The Fixed Account Options                                              15
   Transfers                                                              15
Expenses                                                                  17
Access To Your Money                                                      19
Income Payments                                                           20
Death Benefits                                                            22

Other Information

More Information:                                                         25
   Northbrook                                                             25
   The Variable Account                                                   25
   The Portfolios                                                         25
   The Contract                                                           26
   Qualified Plans                                                        27
   Legal Matters                                                          27

Taxes                                                                     28
Performance Information                                                   31
Appendix A -- Accumulation Unit Values                                   A-1
Statement of Additional Information Table of Contents                    B-1

              Important Terms



     This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                          Page


Accumulation Phase                                                         6
Accumulation Unit                                                         13
Accumulation Unit Value                                                   13
Annuitant                                                                 11
Automatic Additions Program                                               12
Automatic Portfolio Rebalancing Program                                   16
Beneficiary                                                               11
Cancellation Period                                                       12
Contract*                                                                 26
Contract Anniversary                                                       5
Contract Owner ("You")                                                    11
Contract Value                                                            13
Contract Year                                                              4
Death Benefit Anniversary                                                 22
Death Benefit Combination Option                                          23
Dollar Cost Averaging Fixed Account Options                               15
Dollar Cost Averaging Program                                             16
Due Proof of Death                                                        22
Enhanced Death Benefit Option                                             23
Fixed Account Options                                                     15
Free Withdrawal Amount                                                    18
Funds                                                                      1
Income Plan                                                               20
Investment Alternatives                                                   14
Issue Date                                                                 6
Northbrook ("We")                                                         25
Payout Phase                                                               6
Payout Start Date                                                         20
Performance Benefit Combination Option                                    24
Performance Death Benefit Option                                          23
Performance Income Benefit Option                                         21
Portfolios                                                                25
Qualified Contracts                                                       29
Right to Cancel                                                           12
SEC                                                                        1
Settlement Value                                                          24
Systematic Withdrawal Program                                             19
Valuation Date                                                            12
Variable Account                                                          25
Variable Sub-Account                                                      14

* In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


                                 3 - PROSPECTUS

              The Contract at a Glance


     The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.



Flexible Payments                         You can purchase a Contract
                                          with an initial purchase payment of
                                          $10,000 or more. You can add to your
                                          Contract as often and as much as you
                                          like, but each payment must be at
                                          least $100. You must maintain a
                                          minimum account size of $500.


Right to Cancel                           You may cancel your Contract
                                          within 20 days of receipt or any
                                          longer period as your state may
                                          require ("Cancellation Period"). Upon
                                          cancellation, we will return your
                                          purchase payments adjusted, to the
                                          extent applicable law permits, to
                                          reflect the investment experience of
                                          any amounts allocated to the Variable
                                          Account.

Expenses                                  You will bear the following expenses:
                                          o Total Variable Account annual fees
                                          equal to 1.59% of average daily net
                                          assets (1.72% if you select the
                                          Enhanced Death Benefit Option, the
                                          Performance Death Benefit Option, or
                                          the Performance Income Benefit Option,
                                          and 1.83% if you select the
                                          Performance Benefit Combination
                                          Option, or the Death Benefit
                                          Combination Option)
                                          o Annual contract maintenance charge
                                          of $35 (waived in certain cases)
                                          o Withdrawal charges not to exceed 1%
                                          of purchase payment(s) withdrawn
                                          (with certain exceptions)
                                          o Transfer fee of $10 after 12th
                                          transfer in any Contract
                                          Year (fee currently waived)
                                          o State premium tax (if your state
                                          imposes one) In addition, each
                                          Portfolio pays expenses that you will
                                          bear indirectly if you invest in a
                                          Variable Sub-Account.

Investment Alternatives                   The Contract offers 24 investment
                                          alternatives including:
                                          o 2 Fixed Account Options (which
                                          credit interest at rates we guarantee)
                                          o 22 Variable Sub-Accounts investing
                                          in Portfolios offering professional
                                          money management by these investment
                                          advisers:
                                          o Morgan Stanley Dean Witter Advisors,
                                          Inc.
                                          o Morgan Stanley Asset Management
                                          o Van Kampen Asset Management, Inc.
                                          To find out current rates being paid
                                          on the Fixed Account Options, or to
                                          find out how the Variable Sub-Accounts
                                          have performed, call us at
                                          1-800-654-2397.


                                 4 - PROSPECTUS

Special Services                          For your convenience, we offer these
                                          special services:
                                          o  Automatic Additions Program
                                          o  Automatic Portfolio Rebalancing
                                          Program
                                          o  Dollar Cost Averaging Program
                                          o  Systematic Withdrawal Program


Income Payments                           You can choose fixed income
                                          payments, variable income payments, or
                                          a combination of the two. You can
                                          receive your income payments in one of
                                          the following ways:
                                          o life income with payments guaranteed
                                          for 10 years
                                          o joint and survivor life income
                                          o guaranteed payments for a specified
                                          period

Death Benefits                            If you or the Annuitant dies
                                          before the Payout Start Date, we will
                                          pay the death benefit described in the
                                          Contract. We also offer 3 Death
                                          Benefit Options.

Transfers                                 Before the Payout Start Date, you may
                                          transfer your Contract value
                                          ("Contract Value") among the
                                          investment alternatives, with certain
                                          restrictions. Transfers must be at
                                          least $100 or the total amount in the
                                          investment alternative, whichever is
                                          less. We do not currently impose a fee
                                          upon transfers. However, we reserve
                                          the right to charge $10 per transfer
                                          after the 12th transfer in each
                                          Contract Year, which we measure from
                                          thedate we issue your contract or a
                                          Contract anniversary ("Contract
                                          Anniversary").

Withdrawals                               You may withdraw some or all of your
                                          Contract Value at anytime during the
                                          Accumulation Phase. In general, you
                                          must withdraw at least $100 at a time
                                          or the total amount in the investment
                                          alternative, if less. A 10% federal
                                          tax penalty may apply if you withdraw
                                          before you are 59 1/2 years old. A
                                          withdrawal charge also may apply.



                                 5 - PROSPECTUS

              How the Contract Works

        The Contract basically works in two ways.


         First, the Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in up to 24 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

         Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         The timeline below illustrates how you might use your Contract.

   ISSUE      ACCUMULATION PHASE                 PAYOUT START        PAYOUT PHASE
   DATE                                            DATE
----------------------------------------------------------------------------------------------------------
You buy     You save for retirement              You elect to       You can receive        Or you can
a Contract                                       receive income     income payments        receive income
                                                 payments or        for a set period       payments for life
                                                 receive a lump
                                                 sum payment

         As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract". In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits".

         Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6 - PROSPECTUS

             Expense Table


        The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase
Payment Being Withdrawn:                  0          1

Applicable Charge:                        1%         0%

Annual Contract Maintenance Charge             $35.00**

Transfer Fee                                  $10.00***



  * Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

 **      We will waive this charge in certain cases. See "Expenses".

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                                                   Basic Contract   With the Enhanced Death   With the Performance Benefit
                                                                     Benefit, Performance       Combination or the Death
                                                                       Income Benefit or       Benefit Combination Option
                                                                   Performance Death Benefit
                                                                            Option


Mortality and Expenses Risk Charge                          1.49%            1.62%                         1.73%

Administrative Expense Charge                               0.10%            0.10%                         0.10%

Total Variable Account Annual Expense                       1.59%            1.72%                         1.83%


                                 7 - PROSPECTUS

Portfolio Annual Expenses (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

Portfolio                                                       Management        Rule         Other          Total Portfolio
                                                                   Fees          12b-1        Expenses        Annual Expenses
                                                                                 Fees

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                                 0.75%          N/A          0.07%                   0.82%
Capital Growth                                                    0.65%          N/A          0.04%                   0.69%
Competitive Edge "Best Ideas"                                     0.65%          N/A          0.06%                   0.71%
Dividend Growth                                                   0.53%          N/A          0.01%                   0.54%
Equity                                                            0.49%          N/A          0.01%                   0.50%
European Growth                                                   0.94%          N/A          0.06%                   1.00%
Global Dividend Growth                                            0.75%          N/A          0.05%                   0.80%
High Yield                                                        0.50%          N/A          0.04%                   0.54%
Income Builder                                                    0.75%          N/A          0.06%                   0.81%
Information (2)                                                   0.00%          N/A          0.00%                   0.00%
Money Market                                                      0.50%          N/A          0.02%                   0.52%
Pacific Growth                                                    0.95%          N/A          0.26%                   1.21%
Quality Income Plus                                               0.50%          N/A          0.02%                   0.52%
Short-Term Bond                                                   0.45%          N/A          0.53%                   0.98%
Strategist                                                        0.50%          N/A          0.02%                   0.52%
S&P 500 Index                                                     0.40%          N/A          0.05%                   0.45%
Utilities                                                         0.64%          N/A          0.02%                   0.66%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
Emerging Markets Equity                                           1.09%          N/A          0.71%                   1.80%
Equity Growth                                                     0.48%          N/A          0.37%                   0.85%
International Magnum                                              0.50%          N/A          0.68%                   1.18%
U.S. Real Estate                                                  0.74%          N/A          0.36%                   1.10%

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                    0.70%          N/A          0.05%                   0.75%



(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) The Investment Manager has agreed to assume all operating expenses and to waive the compensation provided for in its Investment Management Agreement until such time as the Portfolio has $50 million of net assets or December
     31, 2001, whichever occurs first. If the Investment Manager had not assumed and waived these expenses, the annualized ratio of expenses to average net assets would have been 0.75% for "Management Fees" and 1.07% for "Other
     Expenses" and 1.82% for "Total Portfolio Annual Expenses."

(3) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total
     Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

Emerging Markets Equity                                           1.25%          N/A          0.71%                   1.96%
Equity Growth                                                     0.55%          N/A          0.37%                   0.92%
International Magnum                                              0.80%          N/A          0.68%                   1.48%
U.S. Real Estate                                                  0.80%          N/A          0.36%                   1.16%




         The Portfolio's Advisor may discontinue all or part of these reductions and reimbursements at any time. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excluded from the total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses", respectively, the additional Other Expenses would be as follows: Emerging Markets Equity Portfolio 0.05% and International Magnum Portfolio 0.03%.


                                 8 - PROSPECTUS

Expense Example

         The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

     o    invested $1,000 in a Variable Sub-Account,

     o    earned a 5% annual return on your investment,

     o surrendered your Contract, continued your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

     o elected the Performance Benefit Combination Option or the Death Benefit Combination Option.

         The example assumes that any portfolio expense waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your contract.

Sub-Account                                                       1 Year     3 Years     5 Years      10 Years


MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                                      $28         $85         $145         $306
Capital Growth                                                         $26         $81         $138         $293
Competitive Edge "Best Ideas"                                          $27         $82         $139         $295
Dividend Growth                                                        $25         $76         $130         $278
Equity                                                                 $24         $75         $128         $274
European Growth                                                        $30         $90         $154         $324
Global Dividend Growth                                                 $27         $84         $144         $304
High Yield                                                             $25         $76         $130         $278
Income Builder                                                         $28         $85         $144         $305
Information                                                            $19         $60         $102         $221
Money Market                                                           $25         $76         $129         $276
Pacific Growth                                                         $32         $97         $164         $344
Quality Income Plus                                                    $25         $76         $129         $276
Short-Term Bond                                                        $29         $90         $153         $322
S&P 500 Index                                                          $24         $74         $126         $269
Strategist                                                             $25         $76         $129         $276
Utilities                                                              $26         $80         $137         $290

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                                $38        $115         $193         $399
Equity Growth                                                          $28         $86         $146         $309
International Magnum                                                   $31         $96         $163         $341
U.S. Real Estate                                                       $31         $93         $159         $333

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                         $27         $83         $141         $299





         Please remember that you are looking at an example and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the performance benefit combination option, or the death benefit combination option, with a mortality and expense risk charge of 1.73%. If those options were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average contract size of $54,945.


                                 9 - PROSPECTUS

              Financial Information


        To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.


         Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.


                                 10- PROSPECTUS

              The Contract

CONTRACT OWNER

The Variable Annuity II AssetManager is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

     o    the investment alternatives during the Accumulation and Payout Phases,
     o    the amount and timing of your purchase payments and withdrawals,
     o    the programs you want to use to invest or withdraw money,
     o    the income payment plan you want to use to receive retirement income,
     o    the Owner, while the Annuitant is alive,
     o the Annuitant (either yourself or someone else)on whose life the income payments will be based,
     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and
     o    any other rights that the Contract provides.


         If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application.

         You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 27.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

         You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

         You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

         If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

     o    your spouse, if he or she is still alive, otherwise
     o    your surviving children equally, or if you have no surviving children,
     o    your estate.

         If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

                                11 - PROSPECTUS

              Purchases


MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $10,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application. The Contract may not be available for sale in all states.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active AssetsTM Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

         We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

         We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

         We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this "Right to Cancel" ,the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                                12 - PROSPECTUS

              Contract Value


        Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

     o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.


         We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

         We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

         You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.


                                13 - PROSPECTUS

              Investment Alternatives: The Variable Sub-Accounts


        You may allocate your purchase payments to up to 22 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


         For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

Portfolio:                                       Each Portfolio Seeks:                           Investment Adviser:

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                      Capital growth

Capital Growth Portfolio                         Long-term capital growth

Competitive Edge "Best Ideas" Portfolio          Long-term capital growth

Dividend Growth Portfolio                        Reasonable current income and long-term growth
                                                 of income and capital

Equity Portfolio                                 Growth of capital
                                                 and, as a secondary objective,
                                                 income when consistent with its
                                                 primary objective.

European Growth Portfolio                        Maximum capital appreciation on its investments

Global Dividend Growth Portfolio                 Reasonable current income and long-term growth
                                                 of income and capital

High Yield Portfolio                             High current
                                                 income and, as a secondary
                                                 objective, capital appreciation
                                                 when consistent with its
                                                 primary objective

Income Builder Portfolio                         Reasonable income and, as a secondary             Morgan Stanley Dean
                                                 objective, growth of capital                     Witter Advisors, Inc.

Information Portfolio                            Long-term capital appreciation

Money Market Portfolio                           High current income, preservation of capital,
                                                 and liquidity

Pacific Growth Portfolio                         Maximum capital appreciation on its investments

Quality Income Plus Portfolio                    High current income and, as a
                                                 secondary objective, capital
                                                 appreciation when consistent
                                                 with its primary objective

Short-Term Bond Portfolio                        High current income consistent with
                                                 preservation of capital

Strategist Portfolio                             High total investment return

S&P 500 Index Portfolio                          Investment results that, before expenses,
                                                 correspond to the total return of the Standard
                                                 and Poor's 500 Composite Stock Price Index

Utilities Portfolio                              Current income and long-term growth of income
                                                 and capital

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Emerging Markets Equity Portfolio                Long-term capital appreciation

Equity Growth Portfolio                          Long-term capital appreciation                  Morgan Stanley Asset
                                                                                                 Management

International Magnum Portfolio                   Long-term capital appreciation

U.S. Real Estate Portfolio                       Above-average current income and long-term
                                                 capital appreciation

VAN KAMPEN LIFE INVESTMENT TRUST

Emerging Growth Portfolio                        Capital appreciation                            Van Kampen Asset
                                                                                                 Management, Inc.

         Amounts you allocate to variable sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those variable sub-accounts invest. You bear the investment risk that the portfolios might not meet their investment objectives. Shares of the portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the federal deposit insurance corporation, the federal reserve board or any other agency.

                                14 - PROSPECTUS

              Investment Alternatives: The Fixed Account


        You may allocate all or a portion of your purchase payments to the Fixed Account Options. We also currently offer the basic dollar cost averaging fixed account option, and we may offer the additional dollar cost averaging fixed account options described below. However, the 6 and 12 month dollar cost averaging options described below currently are not available. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information.

         The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option. You may establish a Dollar Cost Averaging Program, as described on pages , by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

         You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

         You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

         You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

         Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

         We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your Morgan Stanley Dean Witter Financial Advisor or our customer support unit at 1-800-654- 2397.


              Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

         We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

EXCESSIVE TRADING LIMITS

For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

     o    imposing a minimum time period between each transfer,

     o refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

     o limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

         We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

         We reserve the right to waive any transfer restrictions.

                                15 - PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

         You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-654-2397 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time. In the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

         We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

         We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

         We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

         The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

         We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

         Example:

         Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

         The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

         Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                16 - PROSPECTUS

              Expenses


        As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

         The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

     o    total purchase payments equal $50,000 or more, or

     o all of your money is allocated to the Fixed Account Options, as of the Contract Anniversary.

     After the Payout Start Date, we will waive this charge if:

     o    the Contract Value is $50,000 or more as of the Payout Start Date, or

     o    all income payments are fixed amount income payments.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.49% of the average daily net assets you have invested in the Variable Sub-Accounts (1.62% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option, and 1.73% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

         We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. However, during each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

                                17 - PROSPECTUS

         We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

     We do not apply a withdrawal charge in the following situations:

     o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

     o the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

     o withdrawals taken to satisfy IRS minimum distribution rules for the Contract. This waiver does not apply to Contracts owned by an Individual Retirement Account.

         We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

         Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

         At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

                                18 - PROSPECTUS

              Access to Your Money

        You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" page 20.


         You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

         You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

         Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

         The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

         In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

         Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

         We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.


                                19 - PROSPECTUS

              Income Payments


PAYOUT START DATE

The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

     o    at least 30 days after the Issue Date;

     o    the first day of a calendar month; and

     o no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.



         You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

         Three Income Plans are available under the Contract. Each is available to provide:

     o    fixed income payments;

     o    variable income payments; or

     o    a combination of the two.

         The three Income Plans are:

Income Plan 1 -- Life Income with Payments Guaranteed for 10 Years. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 -- Joint and Survivor Life Income. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

Income Plan 3 -- Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

         The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

         We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

         If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

         Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to complete such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

         You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option or the Performance Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

         We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

     o pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

     o we may reduce the frequency of your payments so that each payment will be at least $20.

                                20 - PROSPECTUS

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

         We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

         In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

         We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

PERFORMANCE INCOME BENEFIT

The Performance Income Benefit is an optional benefit that you may elect. Keep in mind that once you have selected an optional income or death benefit your ability to select a different option may be limited. At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue offering this option at any time.

         On the date we issue the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

         In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

         We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

         If you select the Performance Income Benefit Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

         To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

         If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                                21 - PROSPECTUS

              Death Benefits

        We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

         We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

         A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

     o    a certified copy of a death certificate,

     o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

     o    any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

         A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

         We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS

The Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect. Keep in mind that once you have selected an optional death benefit your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

         If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

Enhanced Death Benefit Option. The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

                                22 - PROSPECTUS

         First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

     o For cash withdrawal, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
          (i) divided by (ii), with the result multiplied by (ii), when:

          (i)  = withdrawal amount

          (ii) = the Contract Value just before the withdrawal,

          (iii) = the most recently calculated Enhanced Death Benefit.

     o We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

         If you select the Enhanced Death Benefit Option, the maximum age of any owner, or annuitant if the owner is a non-natural person, on the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar- for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

         We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

         If you select the Performance Death Benefit Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

         If you select the Death Benefit Combination Option, the maximum age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Performance Benefit Combination Option. You may elect the Performance Death Benefit in combination with the Performance Income Benefit. We call this the "Performance Benefit Combination Option."

         If you select the Performance Benefit Combination Option, the maximum age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

         None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, or the Death Benefit Combination Option will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

                                23 - PROSPECTUS

DEATH BENEFIT PAYMENTS

If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

     o    the life of the new Contract owner; or

     o for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

         Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

         In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

         If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1'2, a 10% penalty tax may apply to the withdrawal.

         If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

Death of Annuitant. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

         If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

         If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

         If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

         We reserve the right to waive the 180 day limit on a non-discriminatory basis.

                                24 - PROSPECTUS

              More Information

NORTHBROOK

Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

         Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

         Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

         Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

         We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

         The Variable Account consists of multiple Variable Sub-Accounts, 22 of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

         As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

         We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

         We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

                                25 - PROSPECTUS

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc.* Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

         We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

*Effective April 2, 2001, Dean Witter Reynolds, Inc. changed its name to Morgan Stanley DW Inc.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account.

         We provide the following administrative services, among others:

         o        issuance of the Contracts;

         o        maintenance of Contract owner records;

         o        Contract owner services;

         o        calculation of unit values;

         o        maintenance of the Variable Account; and

         o        preparation of Contract owner reports.

         We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

         We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                                26 - PROSPECTUS

QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.



LEGAL MATTERS

Foley & Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.


                                27 - PROSPECTUS

              Taxes

        The following discussion is general and is not intended as tax advice. Northbrook makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

         Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

         Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

                                28 - PROSPECTUS

         "Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     o    made on or after the date the individual attains age 59 1'2,

     o    made to a Beneficiary after the Contract owner's death,

     o    attributable to the Contract owner being disabled, or

     o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

         If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1'2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract owner attains age 59 1'2;

2.   made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy;

4. made under an immediate annuity; or

5.   attributable to investment in the Contract before August 14, 1982.

         You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

                                29 - PROSPECTUS

TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

     o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

     o    Roth IRAs under Section 408A of the Code;

     o    Simplified Employee Pension Plans under Section 408(k) of the Code;

     o    Savings Incentive Match Plans for Employees (SIMPLE) Plans under
          Section 408(p) of the Code;

     o    Tax Sheltered Annuities under Section 403(b) of the Code;

     o    Corporate and Self Employed Pension and Profit Sharing Plans; and

     o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

         The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

         In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403 Plans. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date an employee

     o    attains age 59 1'2,
     o    separates from service,
     o    dies,
     o    becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may be distributed on the account of hardship).

         These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

         Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                                30 - PROSPECTUS

              Performance Information

        We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

         All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

         Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

         We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                31 - PROSPECTUS

                                   Appendix A

                       ACCUMULATION UNIT VALUE AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

BASE POLICY
                                                                                                For the Years Beginning January 1*,
                                                                                                      and Ending December 31,

                                          SUB-ACCOUNT                                               1998        1999        2000
                                          -----------                                               ----        ----        ----

AGGRESSIVE EQUITY VARIABLE
  Accumulation Unit Value, Beginning of Period................................................       --          $10.000     $14.450
  Accumulation Unit Value, End of Period......................................................       --          $14.450     $13.980
  Number of Units Outstanding, End of Period..................................................       --           11,455      98,550
CAPITAL GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.710     $12.738
  Accumulation Unit Value, End of Period......................................................        $9.710     $12.738     $12.699
  Number of Units Outstanding, End of Period..................................................         6,192      27,471      64,471
COMPETITIVE EDGE "BEST IDEAS"
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.568     $11.948
  Accumulation Unit Value, End of Period......................................................        $9.568     $11.948      $9.716
  Number of Units Outstanding, End of Period..................................................        17,570      59,367     137,800
DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.101      $9.704
  Accumulation Unit Value, End of Period......................................................       $10.101      $9.704     $10.058
  Number of Units Outstanding, End of Period..................................................       147,314     441,792     586,657
EMERGING GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.510     $21.141
  Accumulation Unit Value, End of Period......................................................       $10.510     $21.141     $18.696
  Number of Units Outstanding, End of Period..................................................        10,947      90,139     245,349
EMERGING MARKETS EQUITY
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $8.119     $15.558
  Accumulation Unit Value, End of Period......................................................        $8.119     $15.558      $9.356
  Number of Units Outstanding, End of Period..................................................           123       8,933      28,385
EQUITY GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.883     $13.564
  Accumulation Unit Value, End of Period......................................................        $9.883     $13.564     $11.783
  Number of Units Outstanding, End of Period..................................................        14,358      48,641     123,037
EQUITY
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.273     $16.035
  Accumulation Unit Value, End of Period......................................................       $10.273     $16.035     $13.834
  Number of Units Outstanding, End of Period..................................................        34,510     277,235     534,869
EUROPEAN GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.014     $11.454
  Accumulation Unit Value, End of Period......................................................        $9.014     $11.454     $10.720
  Number of Units Outstanding, End of Period..................................................        22,053      84,846     162,560
GLOBAL DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.886     $11.156
  Accumulation Unit Value, End of Period......................................................        $9.886     $11.156     $10.707
  Number of Units Outstanding, End of Period..................................................        15,232      80,482      79,995
HIGH YIELD
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $8.866      $8.610
  Accumulation Unit Value, End of Period......................................................        $8.866      $8.610      $5.744
  Number of Units Outstanding, End of Period..................................................        93,600     183,538     124,910


                                      A-1




                                                                                                For the Years Beginning January 1*,
                                                                                                      and Ending December 31,
                                          SUB-ACCOUNT                                               1998        1999        2000
                                          -----------                                               ----        ----        ----

INCOME BUILDER
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.685     $10.205
  Accumulation Unit Value, End of Period......................................................        $9.685     $10.205     $10.062
  Number of Units Outstanding, End of Period..................................................        18,227      38,046      46,861
INFORMATION
  Accumulation Unit Value, Beginning of Period................................................       --          --          $10.000
  Accumulation Unit Value, End of Period......................................................       --          --           $9.289
  Number of Units Outstanding, End of Period..................................................       --          --           54,105
INTERNATIONAL MAGNUM
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $8.763     $10.797
  Accumulation Unit Value, End of Period......................................................        $8.763     $10.797      $9.307
  Number of Units Outstanding, End of Period..................................................         6,589      25,209      68,164
MONEY MARKET
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.153     $10.470
  Accumulation Unit Value, End of Period......................................................       $10.153     $10.470     $10.931
  Number of Units Outstanding, End of Period..................................................        81,705     326,539     267,768
PACIFIC GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.994     $17.972
  Accumulation Unit Value, End of Period......................................................       $10.994     $17.972     $11.771
  Number of Units Outstanding, End of Period..................................................         1,450      16,849      25,984
QUALITY INCOME PLUS
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.359      $9.755
  Accumulation Unit Value, End of Period......................................................       $10.359      $9.755     $10.667
  Number of Units Outstanding, End of Period..................................................       178,028     353,126     432,406
SHORT-TERM BOND
  Accumulation Unit Value, Beginning of Period................................................       --          $10.000     $10.050
  Accumulation Unit Value, End of Period......................................................       --          $10.050     $10.470
  Number of Units Outstanding, End of Period..................................................       --           11,170       8,768
STRATEGIST
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.343     $11.946
  Accumulation Unit Value, End of Period......................................................       $10.343     $11.946     $11.952
  Number of Units Outstanding, End of Period..................................................        70,036     198,638     324,724
S&P 500 INDEX
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.382     $12.286
  Accumulation Unit Value, End of Period......................................................       $10.382     $12.286     $10.959
  Number of Units Outstanding, End of Period..................................................        35,394     167,065     328,022
U.S. REAL ESTATE
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.115      $8.839
  Accumulation Unit Value, End of Period......................................................        $9.115      $8.839     $11.247
  Number of Units Outstanding, End of Period..................................................         3,294      13,344      27,787
UTILITIES
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.904     $12.096
  Accumulation Unit Value, End of Period......................................................       $10.904     $12.096     $12.268
  Number of Units Outstanding, End of Period..................................................        46,349     137,439     237,119

*        The Contracts were first offered on July 20, 1998. The Accumulation
         Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before July 20, 1998, except the Short-Term Bond and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999 and the Information
         Sub-Account which commenced operations on November 6, 2000.


                                      A-2



            ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
            OUTSTANDING FOR EACHVARIABLE SUB-ACCOUNT SINCE CONTRACTS
         WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, PERFORMANCE
               DEATH BENEFIT OR PERFORMANCE INCOME BENEFIT OPTION

                                                                                                For the Years Beginning January 1*,
                                                                                                      and Ending December 31,
                                          SUB-ACCOUNT                                               1998        1999        2000
                                          -----------                                               ----        ----        ----

AGGRESSIVE EQUITY VARIABLE
  Accumulation Unit Value, Beginning of Period................................................       --          $10.000     $14.440
  Accumulation Unit Value, End of Period......................................................       --          $14.440     $13.950
  Number of Units Outstanding, End of Period..................................................       --           40,515     169,792
CAPITAL GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.704     $12.714
  Accumulation Unit Value, End of Period......................................................        $9.704     $12.714     $12.659
  Number of Units Outstanding, End of Period..................................................         5,153      30,798      71,626
COMPETITIVE EDGE "BEST IDEAS"
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.562     $11.926
  Accumulation Unit Value, End of Period......................................................        $9.562     $11.926      $9.686
  Number of Units Outstanding, End of Period..................................................        24,807      72,820     186,984
DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.095      $9.685
  Accumulation Unit Value, End of Period......................................................       $10.095      $9.685     $10.026
  Number of Units Outstanding, End of Period..................................................       165,990     662,841     676,030
EMERGING GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.504     $21.101
  Accumulation Unit Value, End of Period......................................................       $10.504     $21.101     $18.637
  Number of Units Outstanding, End of Period..................................................        31,051     108,684     215,874
EMERGING MARKETS EQUITY
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $8.114     $15.529
  Accumulation Unit Value, End of Period......................................................        $8.114     $15.529      $9.326
  Number of Units Outstanding, End of Period..................................................         3,925      16,698      23,245
EQUITY GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.877     $13.539
  Accumulation Unit Value, End of Period......................................................        $9.877     $13.539     $11.746
  Number of Units Outstanding, End of Period..................................................        17,925     104,259     160,415
EQUITY
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.267     $16.005
  Accumulation Unit Value, End of Period......................................................       $10.267     $16.005     $13.790
  Number of Units Outstanding, End of Period..................................................        80,117     471,331     719,408
EUROPEAN GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.008     $11.432
  Accumulation Unit Value, End of Period......................................................        $9.008     $11.432     $10.686
  Number of Units Outstanding, End of Period..................................................       206,430     194,903     317,816
GLOBAL DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.881     $11.135
  Accumulation Unit Value, End of Period......................................................        $9.881     $11.135     $10.673
  Number of Units Outstanding, End of Period..................................................        39,311     128,434     151,997
HIGH YIELD
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $8.861      $8.593
  Accumulation Unit Value, End of Period......................................................        $8.861      $8.593      $5.726
  Number of Units Outstanding, End of Period..................................................        38,215     123,235      97,153


                                      A-3




                                                                                                For the Years Beginning January 1*,
                                                                                                      and Ending December 31,
                                          SUB-ACCOUNT                                               1998        1999        2000
                                          -----------                                               ----        ----        ----
INCOME BUILDER
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.679     $10.186
  Accumulation Unit Value, End of Period......................................................        $9.679     $10.186     $10.030
  Number of Units Outstanding, End of Period..................................................        16,832      52,500      44,355
INTERNATIONAL MAGNUM
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $8.758     $10.777
  Accumulation Unit Value, End of Period......................................................        $8.758     $10.777      $9.278
  Number of Units Outstanding, End of Period..................................................         9,575      30,807      54,387
MONEY MARKET
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.147     $10.450
  Accumulation Unit Value, End of Period......................................................       $10.147     $10.450     $10.896
  Number of Units Outstanding, End of Period..................................................        85,827     436,501     507,405
QUALITY INCOME PLUS
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.353      $9.737
  Accumulation Unit Value, End of Period......................................................       $10.353      $9.737     $10.633
  Number of Units Outstanding, End of Period..................................................        52,778     249,824     240,877
PACIFIC GROWTH
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.987     $17.938
  Accumulation Unit Value, End of Period......................................................       $10.987     $17.938     $11.733
  Number of Units Outstanding, End of Period..................................................         1,623      38,449      53,153
S&P 500 INDEX
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.376     $12.263
  Accumulation Unit Value, End of Period......................................................       $10.376     $12.263     $10.924
  Number of Units Outstanding, End of Period..................................................       104,952     349,707     461,674
SHORT-TERM BOND
  Accumulation Unit Value, Beginning of Period................................................       --          $10.000     $10.040
  Accumulation Unit Value, End of Period......................................................       --          $10.040     $10.447
  Number of Units Outstanding, End of Period..................................................       --           11,485      17,362
STRATEGIST
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.337     $11.920
  Accumulation Unit Value, End of Period......................................................       $10.337     $11.920     $11.914
  Number of Units Outstanding, End of Period..................................................        24,056     162,824     255,791
U.S. REAL ESTATE
  Accumulation Unit Value, Beginning of Period................................................       $10.000      $9.110      $8.822
  Accumulation Unit Value, End of Period......................................................        $9.110      $8.822     $11.211
  Number of Units Outstanding, End of Period..................................................        17,463      33,042      36,603
UTILITIES
  Accumulation Unit Value, Beginning of Period................................................       $10.000     $10.898     $12.073
  Accumulation Unit Value, End of Period......................................................       $10.898     $12.073     $12.229
  Number of Units Outstanding, End of Period..................................................        33,289     165,102     237,119

*        The Contracts including the Enhanced Death Benefit Option, the
         Performance Death Benefit Option, and the Performance Income Benefit
         Option were first offered on July 20, 1998. All of the Variable
         Sub-Accounts commenced operations on or before July 20, 1998, except the Short-Term Bond and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999 and the Information Sub-Account which commenced operations on November 6, 2000. The Accumulation Unit
         Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.


                                      A-4



            ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
            OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
           WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT COMBINATION
                 OPTION OR THE DEATH BENEFIT COMBINATION OPTION

                                                                                               For the Years Beginning January 1*,
                                                                                                      and Ending December 31,
                                         SUB-ACCOUNT                                              1998         1999         2000
                                         -----------                                              ----         ----         ----

AGGRESSIVE EQUITY VARIABLE
  Accumulation Unit Value, Beginning of Period..............................................       --           $10.000      $14.430
  Accumulation Unit Value, End of Period....................................................       --           $14.430      $13.924
  Number of Units Outstanding, End of Period................................................       --            44,292      268,946
CAPITAL GROWTH
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $9.699      $12.694
  Accumulation Unit Value, End of Period....................................................        $9.699      $12.694      $12.625
  Number of Units Outstanding, End of Period................................................        12,464       27,483      127,643
COMPETITIVE EDGE "BEST IDEAS"
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $9.557      $11.906
  Accumulation Unit Value, End of Period....................................................        $9.557      $11.906       $9.659
  Number of Units Outstanding, End of Period................................................        12,369       23,894     $131,742
DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.090       $9.670
  Accumulation Unit Value, End of Period....................................................       $10.090       $9.670       $9.999
  Number of Units Outstanding, End of Period................................................        58,954      256,374      519,014
EMERGING GROWTH
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.498      $21.066
  Accumulation Unit Value, End of Period....................................................       $10.498      $21.066      $18.585
  Number of Units Outstanding, End of Period................................................        27,030      129,629      388,197
EMERGING MARKETS EQUITY
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $8.109      $15.503
  Accumulation Unit Value, End of Period....................................................        $8.109      $15.503       $9.300
  Number of Units Outstanding, End of Period................................................         4,235       51,240      113,031
EQUITY GROWTH
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $9.872      $13.516
  Accumulation Unit Value, End of Period....................................................        $9.872      $13.516      $11.713
  Number of Units Outstanding, End of Period................................................       --            16,474      129,313
EQUITY
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.262      $15.980
  Accumulation Unit Value, End of Period....................................................       $10.262      $15.980      $13.753
  Number of Units Outstanding, End of Period................................................        30,606      323,544      649,397
EUROPEAN GROWTH
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $9.004      $11.414
  Accumulation Unit Value, End of Period....................................................        $9.004      $11.414      $10.657
  Number of Units Outstanding, End of Period................................................        10,221       75,890      289,934
GLOBAL DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $9.876      $11.117
  Accumulation Unit Value, End of Period....................................................        $9.876      $11.117      $10.645
  Number of Units Outstanding, End of Period................................................        14,652       62,965       93,823
HIGH YIELD
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $8.857       $8.580
  Accumulation Unit Value, End of Period....................................................        $8.857       $8.580       $5.710
  Number of Units Outstanding, End of Period................................................        11,399       38,054       67,992


                                      A-5




                                                                                               For the Years Beginning January 1*,
                                                                                                      and Ending December 31,
                                         SUB-ACCOUNT                                              1998         1999         2000
                                         -----------                                              ----         ----         ----
INCOME BUILDER
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $9.674      $10.169
  Accumulation Unit Value, End of Period....................................................        $9.674      $10.169      $10.003
  Number of Units Outstanding, End of Period................................................         3,158       20,223       24,882
INFORMATION
  Accumulation Unit Value, Beginning of Period..............................................       --           --           $10.000
  Accumulation Unit Value, End of Period....................................................       --           --            $9.285
  Number of Units Outstanding, End of Period................................................       --           --             4,195
INTERNATIONAL MAGNUM
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $8.753      $10.759
  Accumulation Unit Value, End of Period....................................................        $8.753      $10.759       $9.252
  Number of Units Outstanding, End of Period................................................       --            21,796       55,354
MONEY MARKET
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.142      $10.440
  Accumulation Unit Value, End of Period....................................................       $10.142      $10.440      $10.867
  Number of Units Outstanding, End of Period................................................        15,056      123,921      280,898
PACIFIC GROWTH
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.982      $17.910
  Accumulation Unit Value, End of Period....................................................       $10.982      $17.910      $11.702
  Number of Units Outstanding, End of Period................................................         4,550       73,243      119,400
QUALITY INCOME PLUS
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.348       $9.721
  Accumulation Unit Value, End of Period....................................................       $10.348       $9.721      $10.605
  Number of Units Outstanding, End of Period................................................        81,071      172,419      276,236
SHORT-TERM BOND
  Accumulation Unit Value, Beginning of Period..............................................       --           $10.000      $10.030
  Accumulation Unit Value, End of Period....................................................       --           $10.030      $10.428
  Number of Units Outstanding, End of Period................................................       --             5,436       13,362
STRATEGIST
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.332      $11.904
  Accumulation Unit Value, End of Period....................................................       $10.332      $11.904      $11.882
  Number of Units Outstanding, End of Period................................................        18,089       68,969      218,043
S&P 500 INDEX
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.371      $12.242
  Accumulation Unit Value, End of Period....................................................       $10.371      $12.242      $10.894
  Number of Units Outstanding, End of Period................................................        41,697      168,103      293,639
U.S. REAL ESTATE
  Accumulation Unit Value, Beginning of Period..............................................       $10.000       $9.105       $8.807
  Accumulation Unit Value, End of Period....................................................        $9.105       $8.807      $11.180
  Number of Units Outstanding, End of Period................................................       --            30,211       67,341
UTILITIES
  Accumulation Unit Value, Beginning of Period..............................................       $10.000      $10.892      $12.054
  Accumulation Unit Value, End of Period....................................................       $10.892      $12.054      $12.197
  Number of Units Outstanding, End of Period................................................        19,644      100,464      217,451

* The Contracts including the Performance Benefit Combination Option were first offered July 20, 1998. The Contracts including the Death Benefit
         Combination Option were first offered on May 3, 1999. All of the Variable Sub-Accounts commenced operations on or before July 20, 1998, except the Short-Term Bond and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999 and the Information
         Sub-Account which commenced operations on November 6, 2000. The
         Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.


              Statement of Additional Information
Table of Contents




Description


Additions, Deletions or Substitutions of Investments

The Contract

Purchases

Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)

Performance Information

Calculation of Accumulation Unit Values

Calculation of Variable Income Payments

General Matters

Incontestability

Settlements

Safekeeping of the Variable Account's Assets

Premium Taxes

Tax Reserves

Federal Tax Matters

Qualified Plans

Experts

Financial Statements







                                   -----------

         This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

MORGAN STANLEY
VARIABLE ANNUITY 3

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVE
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                    PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 35 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

                -MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT
                 SERIES (CLASS Y SHARES)
                -THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                -VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I OR CLASS II) -AIM VARIABLE INSURANCE FUNDS
                -ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES) -PUTNAM VARIABLE TRUST (CLASS IB SHARES)

WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------



                        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                        APPROVED OR DISAPPROVED THE SECURITIES
IMPORTANT               DESCRIBED IN THIS PROSPECTUS, NOR HAS IT
NOTICES                 PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                        PROSPECTUS. ANY ONE WHO TELLS YOU OTHERWISE IS
                        COMMITTING A FEDERAL CRIME.

                        INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.




                                  1 PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------
                                                                        PAGE
OVERVIEW

      Important Terms                                                     3
The Contract At A Glance                                                  4
How the Contract Works                                                    7
Expense Table                                                             8
Financial Information                                                    13
CONTRACT FEATURES

      The Contract                                                       14
Purchase of Contracts                                                    15
Contract Value                                                           16
Investment Alternatives                                                  17
The Variable Sub-Accounts                                                17
The Fixed Account Options                                                19
Transfers                                                                20
Expenses                                                                 22
Access to Your Money                                                     24
      Income Payments                                                    25
Death Benefits                                                           27
OTHER INFORMATION

      More Information:                                                  32
Northbrook                                                               32
The Variable Account                                                     32
The Portfolios                                                           32
The Contract                                                             33
Qualified Plans                                                          33
Legal Matters                                                            33
Taxes                                                                    34
Performance Information                                                  36

APPENDIX A -- CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS       A-1
APPENDIX B -- ACCUMULATION UNIT VALUES                                  B-1
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   C-1



                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.



                                                          PAGE
Accumulation Phase                                         7
Accumulation Unit                                         16
Accumulation Unit Value                                   16
Annuitant                                                 14
Automatic Additions Program                               15
Automatic Portfolio Rebalancing Program                   21
Beneficiary                                               14
Cancellation Period                                       15
Contract*                                                 33
Contract Anniversary                                       6
Contract Owner ("You")                                    14
Contract Value                                            16
Contract Year                                              4
Death Benefit Anniversary                                 28
Death Benefit Combination Option                          28
Dollar Cost Averaging                                     21
Dollar Cost Averaging Fixed Account Options               19
Due Proof of Death                                        28
Enhanced Earnings Death Benefit Plus Option               29
Excess of Earnings Withdrawals                            30
Fixed Account Options                                     19
Funds                                                      1

                                                          PAGE

Income and Death Benefit Combination Option 2             29
Income Benefit Combination Option 2                       26
In-Force Premium                                          30
In-Force Earnings                                         30
Income Plans                                              25
Investment Alternatives                                   17
Issue Date                                                 7
Northbrook ("We")                                         32
Payout Phase                                               7
Payout Start Date                                         25
Performance Death Benefit Option                          28
Portfolios                                                32
Qualified Contracts                                       35
Right to Cancel                                           15
SEC                                                        1
Settlement Value                                          30
Systematic Withdrawal Program                             24
Valuation Date                                            15
Variable Account                                          32
Variable Sub-Account                                      17



*In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                    You can purchase a Contract with an initial
                                     purchase payment of $1,000 or more.
                                     You can add to your Contract as often
                                     and as much as you like, but each payment
                                     must be at least $100. You  must maintain
                                     a minimum account size of $500.
-------------------------------------------------------------------------------

RIGHT TO CANCEL                      You may cancel your Contract within 20 days
                                     of receipt or any longer period as your
                                     state may require ("CANCELLATION PERIOD").
                                     Upon cancellation, we will return your
                                     purchase payments adjusted, to the extent
                                     state and federal law permit, to reflect
                                     the investment experience of any amounts
                                     allocated to the Variable Account.
-------------------------------------------------------------------------------

EXPENSES                             You will bear the following expenses:
                                     - Total Variable Account annual
                                       fees equal to 1.35% of average daily net
                                       assets (1.48% if you select the
                                       Performance Death Benefit Option or
                                       1.59% if you select the Death Benefit
                                       Combination Option, or 1.65% if you
                                       select the Income Benefit Combination
                                       Option 2 or 1.85% if you select the
                                       Income and Death Benefit Combination
                                       Option 2)
                                     - If you select the Enhanced Earnings
                                       Death Benefit Plus Option (available June
                                       18, 2001), you would pay an additional
                                       mortality and expense risk charge of
                                       0.15%, 0.25% or 0.35% (depending on the
                                       age of the oldest Contract owner (or
                                       Annuitant, if the Contract owner is a
                                       non-natural person) on the date we
                                       receive the completed application or
                                       written request to add the Option,
                                       whichever is later ("Rider Application
                                       Date"))
                                     - Annual contract maintenance charge of
                                       $35 (waived in certain cases)
                                     - Withdrawal charges ranging from 0% to 6%
                                       of purchase payment(s) withdrawn (with
                                       certain exceptions)
                                     - Transfer fee of $25 after the 12th
                                       transfer in any CONTRACT YEAR (fee
                                       currently waived)
                                     - State premium tax (if your state imposes
                                       one) In addition, each Portfolio pays
                                       expenses that you will bear indirectly
                                       if you invest in a Variable Sub-Account.
------------------------------------------------------------------------------


                                  4 PROSPECTUS


INVESTMENT ALTERNATIVES              The Contract offers 34 investment
                                     alternatives including:
                                     - 2 Fixed Account Options (which credit
                                       interest at rates we guarantee)
                                     - 32 Variable Sub-Accounts investing in
                                       Portfolios offering professional money
                                       management by these investment advisers:
                                       -  AIM ADVISORS, INC.
                                       -  ALLIANCE CAPITAL MANAGEMENT, L.P.
                                       -  MILLER ANDERSON & SHERRERD, LLP
                                       -  MORGAN STANLEY DEAN WITTER ADVISORS, INC.
                                       -  MORGAN STANLEY ASSET MANAGEMENT
                                       -  PUTNAM INVESTMENT MANAGEMENT, INC.
                                       -  VAN KAMPEN ASSET MANAGEMENT INC.
                                     To find out current rates being paid on
                                     the Fixed Account Options, or to find
                                     out how the Variable Sub-Accounts have
                                     performed, call us at 1-800-654-2397.

------------------------------------------------------------------------------

SPECIAL SERVICES                     For your convenience, we offer these
                                     special services:
                                     -  AUTOMATIC ADDITIONS PROGRAM
                                     -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                     -  DOLLAR COST AVERAGING PROGRAM
                                     -  SYSTEMATIC WITHDRAWAL PROGRAM
------------------------------------------------------------------------------

INCOME PAYMENTS                      You can choose fixed amount income
                                     payments, variable amount income payments
                                     or a combination of the two. You can
                                     receive your income payments in one
                                     of the following ways:
                                     -  life income with guaranteed payments
                                     -  "joint and survivor" life income
                                     -  guaranteed payments for a specified
                                        period
------------------------------------------------------------------------------

DEATH BENEFITS                       If you die before the PAYOUT START DATE,
                                     we will pay the death benefit described in
                                     the Contract. We also offer death benefit
                                     options.
------------------------------------------------------------------------------


                                  5 PROSPECTUS

TRANSFERS                          Before the Payout Start Date, you may
                                   transfer your Contract value("CONTRACT
                                   VALUE") among the investment alternatives,
                                   with certain restrictions.  Transfers must
                                   be at least $100 or the total amount in the
                                   investment alternative, whichever is less.
                                   Transfers to the Standard Fixed Account
                                   Option for any Guarantee Period must be at
                                   least $500. We do not currently impose a fee
                                   upon transfers. However, we reserve the the
                                   right to charge $25 per transfer after the
                                   12th transfer in each "Contract Year", which
                                   we measure from the date we issue your
                                   Contract or a Contract anniversary
                                   ("CONTRACT ANNIVERSARY").
------------------------------------------------------------------------------

WITHDRAWALS                        You may withdraw some or all of your
                                   Contract Value at any time during the
                                   Accumulation Phase and during the Payout
                                   Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. A 10% Federal tax penalty may apply if you make a withdrawal before you are 59 1/2 years old. A withdrawal charge may also apply.


                                  6 PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 34 Investment Alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase. The timeline below illustrates how you might use your Contract.



  ISSUE           ACCUMULATION PHASE              PAYOUT         PAYOUT
  DATE                                            START          PHASE
                                                  DATE
------------------------------------------------------------------------------------------------------------
You buy               You save for            You elect to receive  You can receive       Or you can
a Contract            retirement              income payments       income payments       receive income
                                              or receive            for a set period      payments for life
                                              a lump sum payment


As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                                  7 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*


Number of Complete Years Since We Received the Purchase
Payment Being Withdrawn:    0   1   2   3  4   5   6+
---------------------------------------------------------------------------
Applicable Charge:          6%  5%  5%  4%  3%  2%  0%
---------------------------------------------------------------------------
Annual Contract Maintenance Charge                $35**
---------------------------------------------------------------------------
Transfer Fee                                      $25***
---------------------------------------------------------------------------


*During each Contract Year you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

**If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

***Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
                       Basic         With the            With the Death       With the         With the Income and
                       Contract      Performance Death   Benefit              Income Benefit   Death Benefit
                                     Benefit Option      Combination Option   Combination      Combination Option 2
                                                                              Option 2
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
Mortality and             1.25%            1.38%                1.49%              1.55%               1.75%
Expense Risk Charge
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
Administrative            0.10%            0.10%                0.10%              0.10%               0.10%
Expense Charge
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
Total Variable            1.35%            1.48%                1.59%              1.65%               1.85%
Account Annual
Expense
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
---------------------------------------------------------------------------------------------------------------------

If the  Enhanced  Earnings  Death  Benefit  Plus Option is elected with the Base
Contract or with one of the Options listed above (assuming age is between 66 and
75 on Rider Application Date)*
---------------------------------------------------------------------------------------------------------------------
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
                       Basic         With the            With the Death       With the         With the Income and
                       Contract      Performance Death   Benefit              Income Benefit   Death Benefit
                                     Benefit Option      Combination Option   Combination      Combination Option 2
                                                                              Option 2
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
Mortality and             1.60%            1.73%                1.84%              1.90%               2.10%
Expense Risk Charge
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
Administrative            0.10%            0.10%                0.10%              0.10%               0.10%
Expense Charge
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------
Total Variable            1.70%            1.83%                1.94%              2.00%               2.20%
Account Annual
Expense
---------------------- ------------- ------------------- -------------------- ---------------- ----------------------


*The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option (available June 18, 2001) reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.


                                  8 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)



                                                               Management                                  Total Portfolio
Portfolio                                                         Fees       Rule 12b-1   Other Expenses   Annual Expenses
                                                                                Fees
------------------------------------------------------------ --------------- ------------ --------------- -------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
(CLASS Y SHARES) (2)
Aggressive Equity Portfolio                                      0.75%          0.25%         0.05%             1.05%
Capital Growth Portfolio                                         0.65%          0.25%         0.04%             0.94%
Competitive Edge "Best Ideas" Portfolio                          0.65%          0.25%         0.06%             0.96%
Dividend Growth Portfolio                                        0.53%          0.25%         0.01%             0.79%
Equity Portfolio                                                 0.49%          0.25%         0.01%             0.75%
European Growth Portfolio                                        0.94%          0.25%         0.06%             1.25%
Global Dividend Growth Portfolio                                 0.75%          0.25%         0.05%             1.05%
High Yield Portfolio                                             0.50%          0.25%         0.04%             0.79%
Income Builder Portfolio                                         0.75%          0.25%         0.06%             1.06%
Information Portfolio (3)                                        0.00%          0.25%         0.00%             0.25%
Money Market Portfolio                                           0.50%          0.25%         0.02%             0.77%
Pacific Growth Portfolio                                         0.95%          0.25%         0.26%             1.46%
Quality Income Plus Portfolio                                    0.50%          0.25%         0.02%             0.77%
Short-Term Bond Portfolio                                        0.45%          0.25%         0.47%             1.17%
Strategist Portfolio                                             0.50%          0.25%         0.02%             0.77%
S&P 500 Index Portfolio                                          0.40%          0.25%         0.06%             0.71%
Utilities Portfolio                                              0.64%          0.25%         0.02%             0.91%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (4)
Emerging Markets Equity Portfolio                                1.09%           N/A          0.71%             1.80%
Equity Growth Portfolio                                          0.48%           N/A          0.37%             0.85%
International Magnum Portfolio                                   0.50%           N/A          0.68%             1.18%
Mid Cap Value Portfolio                                          0.53%           N/A          0.52%             1.05%
U.S. Real Estate Portfolio                                       0.74%           N/A          0.36%             1.10%
AIM VARIABLE INVESTMENT FUNDS
AIM V.I. Capital Appreciation Fund                               0.61%           N/A          0.21%             0.82%
AIM V.I. Growth Fund                                             0.61%           N/A          0.22%             0.83%
AIM V.I. Value Fund                                              0.61%           N/A          0.23%             0.84%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES) (5)
Alliance Growth Portfolio                                        0.75%          0.25%         0.08%             1.08%
Alliance Growth and Income Portfolio                             0.63%          0.25%         0.07%             0.95%
Alliance Premier Growth Portfolio                                1.00%          0.25%         0.05%             1.30%
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
Putnam VT Growth and Income Fund                                 0.46%          0.15%         0.04%             0.65%
Putnam VT International Growth Fund                              0.80%          0.15%         0.17%             1.12%
Putnam VT Voyager Fund                                           0.51%          0.15%         0.05%             0.71%
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II SHARES)(6)
Van Kampen LIT Emerging Growth Portfolio                         0.70%          0.25%         0.05%             1.00%


(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Class Y of the Morgan Stanley Dean Witter Variable Investment Series has a distribution plan or "Rule 12b-1" plan as described in the Fund's prospectus. The portfolios commenced operations on June 5, 2000, except for the Information Portfolio, which commenced operations on November 6, 2000. "Total Portfolio Annual Expenses" are annualized and based on actual expenses incurred during 2000.

(3) The Investment Manager has agreed to assume all operating expenses and to waive the compensation provided for in its Investment Management Agreement (except for 12b-1 fees) until such time as the Portfolio has $50 million of net assets or December 31, 2001, whichever occurs first. If the Investment Manager had not assumed and waived these expenses, the annualized ratio of expenses to average net assets would have been 0.75% for "Management Fees" and 1.07% for "Other Expenses" and 1.82% for "Total Portfolio Annual Expenses."

(4) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:



                                  9 PROSPECTUS


                                                                                                           Total Portfolio
Portfolio                                                              Management   Rule      Other        Annual Expenses
                                                                          Fees      12b-1     Expenses
                                                                                    Fees
---------------------------------------------------------------------- ------------ --------- ----------- ------------------
Emerging Markets Equity Portfolio                                         1.25%       N/A       0.71%           1.96%
Equity Growth Portfolio                                                   0.55%       N/A       0.37%           0.92%
International Magnum Portfolio                                            0.80%       N/A       0.68%           1.48%
Mid Cap Value Portfolio                                                   0.75%       N/A       0.52%           1.27%
U.S. Real Estate Portfolio                                                0.80%       N/A       0.36%           1.16%

The Portfolio's Advisor may discontinue all or part of these reductions and reimbursements at any time. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excluded from the total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. If included, in "Other Expenses", respectively, Other Expenses would be increased as follows: Morgan Stanley UIF Emerging Markets Equity Portfolio 0.05% and Morgan Stanley UIF International Magnum Portfolio 0.03%.

(5) Class B of the Alliance Variable Products Series Fund, Inc. has a distribution plan or "Rule 12b-1" plan as described in the Fund's prospectus.

(6) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Fund (Class II shares or "12b-1 class") will be available under all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the non-12b-1 class of the Van Kampen LIT Emerging Growth Fund. For more information about the distribution or "12b-1 plan" for the Class II shares, please read the Fund's prospectus.

                                  10 PROSPECTUS

EXAMPLE 1
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

-    invested $1,000 in a Variable Sub-Account,

-    earned a 5% annual return on your investment,

- surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period,

-    elected the Income and Death Benefit Combination Option 2, and

- elected the Enhanced Earnings Death Benefit Plus Option (assuming age of oldest Contract owner (or Annuitant, if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date).

THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


 Variable Sub-Account                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                                 -------- --------- ---------   ---------


AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                         $73      $129     $178        $337
AIM V.I. Growth                                       $74      $129     $178        $338
AIM V.I. Value                                        $74      $129     $179        $339
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B
SHARES)
Alliance Growth and Income                            $76      $136     $191        $362
Alliance Growth                                       $75      $133     $184        $350
Alliance Premier Growth                               $78      $143     $201        $382
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                               $83      $158     $226        $427
Equity Growth                                         $74      $130     $179        $340
International Magnum                                  $77      $140     $196        $371
Mid Cap Value                                         $76      $136     $189        $359
U.S. Real Estate                                      $76      $137     $192        $364
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT
SERIES (CLASS Y SHARES)
Aggressive Equity                                     $76      $136     $189        $359
Capital Growth                                        $75      $132     $184        $349
Competitive Edge "Best Ideas"                         $75      $133     $185        $351
Dividend Growth                                       $73      $128     $176        $335
Equity                                                $73      $126     $174        $331
European Growth                                       $78      $142     $199        $378
Global Dividend Growth                                $76      $136     $189        $359
High Yield                                            $73      $128     $176        $335
Income Builder                                        $76      $136     $190        $360
Information                                           $65      $104     $136        $255
Money Market                                          $73      $127     $175        $333
Pacific Growth                                        $80      $148     $209        $397
Quality Income Plus                                   $73      $127     $175        $333
Short-Term Bond                                       $72      $125     $172        $327
S&P 500 Index                                         $77      $139     $195        $370
Strategist                                            $73      $127     $175        $333
Utilities                                             $74      $131     $182        $346
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                           $73      $126     $174        $331
Putnam VT International Growth                        $78      $141     $198        $375
Putnam VT Voyager                                     $73      $128     $177        $336
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                        $75      $134     $187        $354



                                  11 PROSPECTUS



EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                   ------    -------   -------   --------

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                           $31       $95      $161       $337
AIM V.I. Growth                                         $31       $95      $161       $338
AIM V.I. Value                                          $31       $95      $162       $339
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B
SHARES)
Alliance Growth and Income                              $34      $102      $174       $362
Alliance Growth                                         $32       $99      $167       $350
Alliance Premier Growth                                 $36      $109      $184       $382
THE UNIVERWSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                 $41      $124      $209       $427
Equity Growth                                           $31       $96      $162       $340
International Magnum                                    $35      $106      $179       $371
Mid Cap Value                                           $33      $102      $172       $359
U.S. Real Estate                                        $34      $103      $175       $364
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT
SERIES (CLASS Y SHARES)
Aggressive Equity                                       $33      $102      $172       $359
Capital Growth                                          $32       $98      $167       $349
Competitive Edge "Best Ideas"                           $32       $99      $168       $351
Dividend Growth                                         $31       $94      $159       $335
Equity                                                  $30       $92      $157       $331
European Growth                                         $35      $108      $182       $378
Global Dividend Growth                                  $33      $102      $172       $359
High Yield                                              $31       $94      $159       $335
Income Builder                                          $33      $102      $173       $360
Information                                             $23       $70      $119       $255
Money Market                                            $30       $93      $158       $333
Pacific Growth                                          $38      $114      $192       $397
Quality Income Plus                                     $30       $93      $158       $333
Short-Term Bond                                         $30       $91      $155       $327
S&P 500 Index                                           $35      $105      $178       $370
Strategist                                              $30       $93      $158       $333
Utilities                                               $32       $97      $165       $346
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
Putnam VT Growth and Income                             $30       $92      $157       $331
Putnam VT International Growth                          $35      $107      $181       $375
Putnam VT Voyager                                       $31       $94      $160       $336
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                          $33      $100      $170       $354

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED UPON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000.

                                                12      PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE". Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable

Sub-Account since the date we first offered the Contracts. No Accumulation Unit Values are shown for Contracts with the Enhanced Earnings Death Benefit Plus Option because the Option was not available under the Contract as of December 31, 2000. To obtain additional detail on each of the Variable Sub-Account's financial statements contained in the Statement of Additional Information.

The financial statements of Northbrook appear in the Statement of Additional Information.

                                  13 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

-    the investment alternatives during the Accumulation and Payout Phases,

-    the amount and timing of your purchase payments and withdrawals,

-    the programs you want to use to invest or withdraw money,

-    the income payment plan you want to use to receive retirement income,

-    the Owner, while the Annuitant is alive,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

-    any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary, will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application or request to change or select a new Contract owner.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 33.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

-    your spouse, if he or she is still alive, otherwise
-    your surviving children equally, or if you have no surviving children,
-    your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the

                                  14 PROSPECTUS

Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets-TM- Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.
We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this "RIGHT TO CANCEL", the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state or federal law permit, to reflect the investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                                  15 PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract. YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  16 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:                                      EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISER:
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Capital Appreciation Fund              Growth of capital
AIM V.I. Growth Fund                            Growth of capital                                    AIM Advisors, Inc.
AIM V.I. Value Fund                             Long-term growth of capital. Income is a
                                                secondary objective.
ALLIANCE VARIABLE PRODUCTS SERIES FUND
Growth Portfolio                                Long-term growth of capital. Current
                                                income is incidental to the Portfolio's
                                                objective
Growth and Income Portfolio                     Reasonable current income and reasonable     Alliance Capital Management, L.P.
                                                opportunity for appreciation
Premier Growth Portfolio                        Growth of capital by pursuing aggressive
                                                investment policies
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Money Market Portfolio                          High current income, preservation of
                                                capital, and liquidity
Quality Income Plus Portfolio                   High current income and, as a secondary
                                                objective, capital appreciation when
                                                consistent with its primary objective
Short-Term Bond Portfolio                       High current income consistent with
                                                preservation of capital

High Yield Portfolio                            High current income and, as a Secondary
                                                objective, capital appreciation when consistent
                                                with its primary objective


Utilities Portfolio                             Capital appreciation and current income     Morgan Stanley Dean Witter Advisors,
                                                                                              Inc.
Income Builder Portfolio                        Reasonable income and, as a secondary
                                                objective, growth of capital
Information Portfolio                           Long-term capital appreciation
Dividend Growth Portfolio                       Reasonable current income and long-term
                                                growth of income and capital
Capital Growth Portfolio                        Long-term capital growth
Global Dividend Growth Portfolio                Reasonable current income and long-term
                                                growth of income and capital
European Growth Portfolio                       To maximize the capital appreciation on
                                                its investments
Pacific Growth Portfolio                        To maximize the capital appreciation on
                                                its investments
Aggressive Equity Portfolio                     Capital Growth

                                  17 PROSPECTUS


PORTFOLIO:                                      EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISER:
Equity Portfolio                                Growth of capital and, as a secondary
                                                objective, income when consistent with
                                                its primary objective.
S&P 500 Index Portfolio                         Investment results that, before             Morgan Stanley Dean Witter Advisors,
                                                expenses, correspond to the total return            Inc.
                                                of the Standard and Poor's 500 Composite
                                                Stock Price Index
Competitive Edge "Best Ideas"                   Portfolio Long-term capital growth
Strategist Portfolio                            High total investment return
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Equity Growth Portfolio                         Long-term capital appreciation
U.S. Real Estate Portfolio                      Above-average current income and              Morgan Stanley Asset Management
                                                long-term capital appreciation
International Magnum Portfolio                  Long-term capital appreciation
Emerging Markets Equity Portfolio               Long-term capital appreciation
Mid-Cap Value Portfolio                         Above-average total return over a market      Miller Anderson & Sherrerd, LLP
                                                cycle of three to five years

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund                Capital growth and current income
                                                                                                        Putnam Investment
Putnam VT International Growth Fund             Capital growth
                                                                                                        Management, Inc.
Putnam VT Voyager Fund                          Capital appreciation
VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio                       Capital appreciation                          Van Kampen Asset Management Inc.


*A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                  18 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We also currently offer the basic dollar cost averaging fixed account option, and may offer the additional dollar cost averaging fixed account options described below.

The 6 and 12 month dollar cost averaging options are not available, but we may offer them in the future. Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than thosein segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 21, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (THE "6 MONTH DOLLAR COST AVERAGING OPTION") or for 12 months (THE "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your Financial Advisor or Northbrook at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

                                  19 PROSPECTUS

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

     1) 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

     2) 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

LIMITATIONS ON EXCESSIVE TRANSFERS
We reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

-   imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer among the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

                                  20 PROSPECTUS

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program. We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:
        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                  21 PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each

                                  22 PROSPECTUS

Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used)

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

                                  23 PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25. You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less any applicable charges and taxes.

                                  24 PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------
PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

- the Annuitant's 90th Birthday, or

- the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide: - fixed amount income payments; - variable amount income payments; or - a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.


INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.


INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us. If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed amount income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable

                                  25 PROSPECTUS
amount income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable amount income payments, we will apply your Contract Value in the Variable Account to variable amount income payments and your Contract Value in the Fixed Account Options to fixed amount income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE AMOUNT INCOME PAYMENTS
The amount of your variable amount income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable amount income payments. Your variable amount income payments may be more or less than your total purchase payments because (a) variable amount income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable amount income payments will decrease. The dollar amount of your variable amount income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable amount income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable amount income payments.

FIXED AMOUNT INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed amount income payments by:

1.   deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed amount income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
You have the option to add Income Benefit Combination Option 2 to your Contract. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (Income Base) (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant as of the date we receive the completed application or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the Rider Date);

- The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

- You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

- The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

                                  26 PROSPECTUS

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option 2 may not be available in all states.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (guaranteed income benefit) and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A
On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B
On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

(1)  = the withdrawal amount

(2)  = the Contract Value immediately prior to the withdrawal, and

(3)  = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination Option 2 with the features of the Death Benefit Combination Option (described below).

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner dies.
We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

                                  27 PROSPECTUS

A request for payment of the death benefit must include "DUE PROOF OF DEATH". We will accept the following documentation as Due Proof of Death:

-   a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

-   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1.   the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option, Death Benefit Combination Option, Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefit under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits from the earlier option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so. We may discontinue offering these options at any time.

If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with the Performance Death Benefit Option, Death Benefit Combination Option, and Income and Death Benefit Combination Option 2, the death benefit will be the greater of Death Benefit Amounts (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Plus Option, the death benefit will be increased a described on page ( ) below. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. DEATH BENEFIT A IS ONLY AVAILABLE THROUGH THE DEATH BENEFIT COMBINATION OPTION. We

                                  28 PROSPECTUS
sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a natural person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

- We will reduce the Death Benefit A by a withdrawal adjustment (as described above under Performance Death Benefit Option) for any withdrawals since the prior Contract Anniversary; and

- We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination (described on page ) with the features of the Death Benefit Combination Option.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AVAILABLE JUNE 18, 2001)
-------------------------------------------------------------------
If the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this Option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-natural person) for reasons other than death.
Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

- the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the date we receive the complete application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

- the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the date we receive the complete

                                  29 PROSPECTUS
application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

- the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

     IN-FORCE PREMIUM equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made a part of your Contract ("Rider Date") plus all purchase payments made after the date the Rider Date less the sum of all EXCESS-OF-EARNINGS Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

     IN-FORCE EARNINGS equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

     AN EXCESS-OF-EARNINGS Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Plus as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1.   receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

     -    the life of the new Contract owner; or

     - for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the (new) Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 60 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We reserve the right to extend or waive the 60 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of the death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the sole new Contract owner is your spouse, within 60 days after the date of your death, he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time).

Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

-    Transfer all or a portion of the excess among the Variable Sub-Accounts;

-    Transfer all or a portion of the excess into the Standard Fixed Account; or

                                  30 PROSPECTUS

- Transfer all of a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Plus Option,and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the contract is continued, or if your spouse elects to terminate the Option. If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine the Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. The Contract may only be continued once.

If the new Contract owner is a corporation, trust, or other non-natural person, then the new Contract owner may elect, within 60 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We reserve the right to extend or waive the 60 day limit on a non-discriminatory basis.

                                  31 PROSPECTUS

MORE INFORMATION
-------------------------------------------------------------------

NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of multiple Variable Sub-Accounts, 32 of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own

                                  32 PROSPECTUS
discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change. CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc.* Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers. We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.20% of the average net assets of the Fixed Account Options to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

*Effective April 2, 2001, Dean Witter Reynolds Inc. changed its name to Morgan Stanley DW Inc.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

     -    issuance of the Contracts;

     -    maintenance of Contract owner records;

     -    Contract owner services;

     -    calculation of unit values;

     -    maintenance of the Variable Account; and

     -    preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws. QUALIFIED PLANS If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS Foley & Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Northbrook.

                                  33 PROSPECTUS

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1.   the Contract owner is a natural person,

     2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account. Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

                                  34 PROSPECTUS

     -    made on or after the date the individual attains age 59 1/2,

     -    made to a Beneficiary after the Contract owner's death,

     -    attributable to the Contract owner being disabled or

     - for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract owner attains age 59 1/2;

2.   made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy;

4.   made under an immediate annuity; or

5.   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

-   Roth IRAs under Section 408A of the Code;

-   Simplified Employee Pension Plans under Section 408(k) of the Code;
- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

-   Tax Sheltered Annuities under Section 403(b) of the Code;

-   Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these

                                  35 PROSPECTUS
regulations prohibit a death benefit, including that provided by the optional Earnings Protection Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, it is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.
It is also possible that the Enhanced Earnings Death Benefit could be characterized as an incidental death benefit. If the Enhanced Earnings Death Benefit were so characterized, this could result in currently taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Northbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1.   on or after the date an employee

    - attains age 59 1/2,
    - separates from service,
    - dies,
    - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


INCOME TAX WITHHOLDING
Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of: 1. required minimum distributions, or 2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary). Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. Performance advertisements may include aggregate, average, year-by-year, or other types of total return figures. Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account. We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax

                                  36 PROSPECTUS
brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                 37 PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

 (A)   Contract Value:                                              $125,000.00
 (B)   Total Purchase Payments                                      $100,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                              $0.00
 (D)   In-Force Premium:        (D) = (B) - (C)                     $100,000.00
 (E)   In-Force                 (E) = (A) - (D)                      $25,000.00
       Earnings:
 (F)   Cap:                     (F) = 100% * (D)                    $100,000.00
--------------------------------------------------------------------------------
 (G)   ENHANCED EARNINGS        (G) = MIN[50% * (E); (F)]            $12,500.00
       DEATH BENEFIT PLUS*:
--------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider
Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Northbrook receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

 (1)   Contract Value:                                              $105,000.00
 (2)   Total Purchase Payments:                                     $100,000.00
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
 (4)   In-Force Premium:                                            $100,000.00
 (5)   In-Force Earnings:       (5) = (1) - (4)                       $5,000.00
 (6)   Withdrawal Amount:                                            $10,000.00
 (7)   Excess-of-Earnings       (7) = (6) - (5) and cannot be         $5,000.00
       Withdrawal:              negative
 (8)   Total Excess-of-         (8) = (3) + (7)                       $5,000.00
       Earnings Withdrawals:

The calculation of the Earnings Protection Death Benefit is:

 (A)   Contract Value:                                              $114,000.00
 (B)   In-Force Premium (before withdrawal):                        $100,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                          $5,000.00
 (D)   In-Force Premium (after withdrawal):    (D) = (B) - (C)       $95,000.00
 (E)   In-Force Earnings:       (E) = (A) - (D)                      $19,000.00
 (F)   Cap:                     (F) = 100% * (D)                     $95,000.00
--------------------------------------------------------------------------------
 (G)   ENHANCED EARNINGS        (G) = MIN[50% * (E); (F)]             $9,500.00
       DEATH BENEFIT PLUS*:
--------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($7600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider
Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Northbrook receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:


 (1)   Contract Value:                                              $130,000.00
 (2)   Contract Value on Rider Date:                                $110,000.00
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
 (4)   In-Force Premium                                             $110,000.00
 (5)   In-Force Earnings:       (5) = (1) - (4)                      $20,000.00
 (6)   Withdrawal Amount:                                            $50,000.00
 (7)   Excess-of-Earnings       (7) = (6) - (5) and cannot be        $30,000.00
       Withdrawal:              negative
 (8)   Total Excess-of-         (8) = (3) + (7)                      $30,000.00
       Earnings Withdrawals:

The calculation of the Earnings Protection Death Benefit is:

 (A)   Contract Value:                                              $140,000.00
 (B)   In-Force Premium (before withdrawal and                      $110,000.00
       purchase payment):
 (C)   Total Excess-of-Earnings Withdrawals:                         $30,000.00
 (D)   Additional Purchase Payment:                                  $40,000.00
 (E)   In-Force Premium (after withdrawal and purchase              $120,000.00
       payment):
 (F)   In-Force Earnings:       (F) = (A) - (E)                      $20,000.00
 (G)   Cap:                     (G) = 50% * (E)                      $60,000.00
--------------------------------------------------------------------------------
 (H)   ENHANCED EARNINGS        (H) = MIN[25% * (F); (G)]             $5,000.00
       DEATH BENEFIT PLUS*:
--------------------------------------------------------------------------------


* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been age 55 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

APPENDIX B
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
     EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITHOUT ANY OPTION

                                                                        BEGINNING JUNE 5
                                                                                AND ENDING
                                                                              DECEMBER 31,
                                                                          -----------------
                                    VARIABLE SUB-ACCOUNT                         2000
------------------------------------------------------------              -----------------

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $8.285
        Number of Units Outstanding, End of Period..............             90,817
    AIM V.I. GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $7.400
        Number of Units Outstanding, End of Period..............            110,924
    AIM V.I. VALUE
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $8.321
        Number of Units Outstanding, End of Period..............            312,033
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
    ALLIANCE GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $8.000
        Number of Units Outstanding, End of Period..............            119,976
    ALLIANCE GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................            $10.242
        Number of Units Outstanding, End of Period..............            102,708
    ALLIANCE PREMIER GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $7.978
        Number of Units Outstanding, End of Period..............            304,578
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
    AGGRESSIVE EQUITY
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $9.677
        Number of Units Outstanding, End of Period..............            198,351
    CAPITAL GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $9.701
        Number of Units Outstanding, End of Period..............             64,349
    COMPETITIVE EDGE "BEST IDEAS"
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $8.414
        Number of Units Outstanding, End of Period..............             83,033
    DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................            $10.683
        Number of Units Outstanding, End of Period..............            251,851


                                                                B-1




                                                                             FOR THE PERIOD
                                                                            BEGINNING JUNE 5
                                                                              AND ENDING
                                                                               DECEMBER 31,
                                                                           -----------------
                                    VARIABLE SUB-ACCOUNT                         2000
------------------------------------------------------------               -----------------

    EQUITY
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.528
        Number of Units Outstanding, End of Period..............              675,279
    EUROPEAN GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.190
        Number of Units Outstanding, End of Period..............              224,691
    GLOBAL DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.931
        Number of Units Outstanding, End of Period..............               33,924
    HIGH YIELD
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $6.944
        Number of Units Outstanding, End of Period..............               33,813
    INFORMATION
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.292
        Number of Units Outstanding, End of Period..............               27,581
    INCOME BUILDER
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.030
        Number of Units Outstanding, End of Period..............               27,433
    MONEY MARKET
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.262
        Number of Units Outstanding, End of Period..............              272,169
    PACIFIC GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $7.272
        Number of Units Outstanding, End of Period..............                7,527
    QUALITY INCOME PLUS
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.748
        Number of Units Outstanding, End of Period..............              176,424
    SHORT TERM BOND
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.303
        Number of Units Outstanding, End of Period..............               22,608
    STRATEGIST
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.922
        Number of Units Outstanding, End of Period..............              426,068
    S&P 500 INDEX
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.959
        Number of Units Outstanding, End of Period..............              301,630


                                                                B-2




                                                                            FOR THE PERIOD
                                                                           BEGINNING JUNE 5
                                                                             AND ENDING
                                                                            DECEMBER 31,
                                                                         -----------------
                                    VARIABLE SUB-ACCOUNT                       2000
------------------------------------------------------------             -----------------

    UTILITIES
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................               $10.130
        Number of Units Outstanding, End of Period..............               337,753
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    U.S. REAL ESTATE
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................               $11.503
        Number of Units Outstanding, End of Period..............                20,901
    INTERNATIONAL MAGNUM
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................                $9.054
        Number of Units Outstanding, End of Period..............                41,665
    EMERGING MARKETS EQUITY
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................                $6.386
        Number of Units Outstanding, End of Period..............                61,310
    EQUITY GROWTH
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................                $8.335
        Number of Units Outstanding, End of Period..............               182,173
    MID-CAP VALUE
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................               $10.231
        Number of Units Outstanding, End of Period..............                54,051
PUTNAM VARIABLE TRUST (Class IB)
    PUTNAM VT GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................               $10.564
        Number of Units Outstanding, End of Period..............                73,374
    PUTNAM VT INTERNATIONAL
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................                $9.016
        Number of Units Outstanding, End of Period..............               187,566
    PUTNAM VT VOYAGER
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................                $8.117
        Number of Units Outstanding, End of Period..............               211,436
VAN KAMPEN LIFE INVESTMENT TRUST
    EMERGING GROWTH (CLASS I)
        Accumulation Unit Value, Beginning of Period............               $10.000
        Accumulation Unit Value, End of Period..................                $8.129
        Number of Units Outstanding, End of Period..............               472,104


Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information
Sub-Account which commenced operations on November 6, 2000. No Accumulation Unit
Values are shown for the Van Kampen Life Investment Trust Emerging Growth (Class
II) Variable Sub-Account which had not commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

                                       B-3



                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
 EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION



                                                                           FOR THE PERIOD
                                                                         BEGINNING JUNE 5
                                                                             AND ENDING
                                                                             DECEMBER 31,
                                                                         -----------------
                                    VARIABLE SUB-ACCOUNT                       2000
------------------------------------------------------------             -----------------

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $8.279
        Number of Units Outstanding, End of Period..............            255,570
    AIM V.I. GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $7.394
        Number of Units Outstanding, End of Period..............            213,188
    AIM V.I. VALUE
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $8.315
        Number of Units Outstanding, End of Period..............            473,796
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
    ALLIANCE GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $7.994
        Number of Units Outstanding, End of Period..............            132,881
    ALLIANCE GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................            $10.235
        Number of Units Outstanding, End of Period..............            146,820
    ALLIANCE PREMIER GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $7.973
        Number of Units Outstanding, End of Period..............            403,783
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
    AGGRESSIVE EQUITY
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $9.670
        Number of Units Outstanding, End of Period..............            383,413
    CAPITAL GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $9.694
        Number of Units Outstanding, End of Period..............            114,072
    COMPETITIVE EDGE "BEST IDEAS"
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................             $8.407
        Number of Units Outstanding, End of Period..............            181,032
    DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............            $10.000
        Accumulation Unit Value, End of Period..................            $10.675
        Number of Units Outstanding, End of Period..............            438,718


                                                                B-4

                                                                          FOR THE PERIOD
                                                                         BEGINNING JUNE 5
                                                                            AND ENDING
                                                                            DECEMBER 31,
                                                                         -----------------
                                    VARIABLE SUB-ACCOUNT                        2000
------------------------------------------------------------             -----------------

    EQUITY
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.521
        Number of Units Outstanding, End of Period..............           1,035,141
    EUROPEAN GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.183
        Number of Units Outstanding, End of Period..............             284,828
    GLOBAL DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.924
        Number of Units Outstanding, End of Period..............              73,926
    HIGH YIELD
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $6.939
        Number of Units Outstanding, End of Period..............              40,393
    INFORMATION
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.290
        Number of Units Outstanding, End of Period..............              57,578
    INCOME BUILDER
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.022
        Number of Units Outstanding, End of Period..............              17,095
    MONEY MARKET
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.254
        Number of Units Outstanding, End of Period..............             333,297
    PACIFIC GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.267
        Number of Units Outstanding, End of Period..............              12,627
    QUALITY INCOME PLUS
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.741
        Number of Units Outstanding, End of Period..............             106,629
    SHORT TERM BOND
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.295
        Number of Units Outstanding, End of Period..............              32,340
    STRATEGIST
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.915
        Number of Units Outstanding, End of Period..............             474,436
    S&P 500 INDEX
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.952
        Number of Units Outstanding, End of Period..............             424,465


                                       B-5

                                                                           FOR THE PERIOD
                                                                           BEGINNING JUNE 5
                                                                             AND ENDING
                                                                             DECEMBER 31,
                                                                         -----------------
                                    VARIABLE SUB-ACCOUNT                        2000
------------------------------------------------------------             -----------------

    UTILITIES
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.122
        Number of Units Outstanding, End of Period..............              377,975
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    U.S. REAL ESTATE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $11.494
        Number of Units Outstanding, End of Period..............               25,524
    INTERNATIONAL MAGNUM
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.047
        Number of Units Outstanding, End of Period..............               38,115
    EMERGING MARKETS EQUITY
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $6.381
        Number of Units Outstanding, End of Period..............               31,762
    EQUITY GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.329
        Number of Units Outstanding, End of Period..............              441,371
    MID-CAP VALUE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.224
        Number of Units Outstanding, End of Period..............               88,818
PUTNAM VARIABLE TRUST (Class IB)
    PUTNAM VT GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.556
        Number of Units Outstanding, End of Period..............               73,293
    PUTNAM VT INTERNATIONAL
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.009
        Number of Units Outstanding, End of Period..............              267,159
    PUTNAM VT VOYAGER
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.111
        Number of Units Outstanding, End of Period..............              307,692
VAN KAMPEN LIFE INVESTMENT TRUST
   EMERGING GROWTH (CLASS I)
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.123
        Number of Units Outstanding, End of Period..............              788,781


Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000. No Accumulation Unit Values are shown for the Van Kampen Life Investment Trust Emerging Growth (Class II) Variable
Sub-Account which had not commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.38%.

                                       B-6


                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
 EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE DEATH BENEFIT COMBINATION RIDER



                                                                           FOR THE PERIOD
                                                                         BEGINNING JUNE 5
                                                                             AND ENDING
                                                                             DECEMBER 31,
                                                                         -----------------
                                    VARIABLE SUB-ACCOUNT                        2000
------------------------------------------------------------             -----------------

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.273
        Number of Units Outstanding, End of Period..............             146,236
    AIM V.I. GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.389
        Number of Units Outstanding, End of Period..............             130,991
    AIM V.I. VALUE
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.310
        Number of Units Outstanding, End of Period..............             345,205
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
    ALLIANCE GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.989
        Number of Units Outstanding, End of Period..............             126,220
    ALLIANCE GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.228
        Number of Units Outstanding, End of Period..............             139,161
    ALLIANCE PREMIER GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.968
        Number of Units Outstanding, End of Period..............             373,195
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
    AGGRESSIVE EQUITY
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.664
        Number of Units Outstanding, End of Period..............             256,441
    CAPITAL GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.688
        Number of Units Outstanding, End of Period..............              54,484
    COMPETITIVE EDGE "BEST IDEAS"
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.402
        Number of Units Outstanding, End of Period..............             110,885
    DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.669
        Number of Units Outstanding, End of Period..............             279,490


                                       B-7

                                                                            FOR THE PERIOD
                                                                           BEGINNING JUNE 5
                                                                               AND ENDING
                                                                             DECEMBER 31,
                                                                          -----------------
                                    VARIABLE SUB-ACCOUNT                        2000
------------------------------------------------------------              -----------------

    EQUITY
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.515
        Number of Units Outstanding, End of Period..............             692,900
    EUROPEAN GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.178
        Number of Units Outstanding, End of Period..............             222,221
    GLOBAL DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.918
        Number of Units Outstanding, End of Period..............              34,125
    HIGH YIELD
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $6.935
        Number of Units Outstanding, End of Period..............             139,820
    INFORMATION
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.289
        Number of Units Outstanding, End of Period..............              26,108
    INCOME BUILDER
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.016
        Number of Units Outstanding, End of Period..............              36,714
    MONEY MARKET
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.248
        Number of Units Outstanding, End of Period..............             322,690
    PACIFIC GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.262
        Number of Units Outstanding, End of Period..............              28,422
    QUALITY INCOME PLUS
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.248
        Number of Units Outstanding, End of Period..............              83,975
    SHORT TERM BOND
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.289
        Number of Units Outstanding, End of Period..............              21,819
    STRATEGIST
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.909
        Number of Units Outstanding, End of Period..............             456,525
    S&P 500 INDEX
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.946
        Number of Units Outstanding, End of Period..............             283,453


                                       B-8

                                                                           FOR THE PERIOD
                                                                          BEGINNING JUNE 5
                                                                             AND ENDING
                                                                            DECEMBER 31,
                                                                         -----------------
                                    VARIABLE SUB-ACCOUNT                        2000
------------------------------------------------------------             -----------------

    UTILITIES
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.116
        Number of Units Outstanding, End of Period..............              357,734
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    U.S. REAL ESTATE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $11.487
        Number of Units Outstanding, End of Period..............               23,718
    INTERNATIONAL MAGNUM
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.041
        Number of Units Outstanding, End of Period..............               73,831
    EMERGING MARKETS EQUITY
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $6.377
        Number of Units Outstanding, End of Period..............               78,128
    EQUITY GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.324
        Number of Units Outstanding, End of Period..............              301,548
    MID-CAP VALUE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.217
        Number of Units Outstanding, End of Period..............               98,471
PUTNAM VARIABLE TRUST (Class IB) PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period............                      $10.000
        Accumulation Unit Value, End of Period..................              $10.549
        Number of Units Outstanding, End of Period..............               59,847
    PUTNAM VT INTERNATIONAL
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.003
        Number of Units Outstanding, End of Period..............              180,652
    PUTNAM VT VOYAGER
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.106
        Number of Units Outstanding, End of Period..............              292,798
VAN KAMPEN LIFE INVESTMENT TRUST
    EMERGING GROWTH (CLASS I)
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.118
        Number of Units Outstanding, End of Period..............              663,700


Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000. No Accumulation Unit Values are shown for the Van Kampen Life Investment Trust Emerging Growth (Class II) Variable
Sub-Account which had not commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.49%.

                                       B-9


            ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS
       OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                                                                           FOR THE PERIOD
                                                                          BEGINNING JUNE 5
                                                                             AND ENDING
                                                                             DECEMBER 31,
                                                                         -----------------
                                    VARIABLE SUB-ACCOUNT                        2000
------------------------------------------------------------             -----------------

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.271
        Number of Units Outstanding, End of Period..............               6,211
    AIM V.I. GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.387
        Number of Units Outstanding, End of Period..............               9,309
    AIM V.I. VALUE
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.307
        Number of Units Outstanding, End of Period..............              81,095
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
    ALLIANCE GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.987
        Number of Units Outstanding, End of Period..............               8,756
    ALLIANCE GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.225
        Number of Units Outstanding, End of Period..............               7,310
    ALLIANCE PREMIER GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.965
        Number of Units Outstanding, End of Period..............              30,555
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
    AGGRESSIVE EQUITY
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.661
        Number of Units Outstanding, End of Period..............              42,754
    CAPITAL GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.685
        Number of Units Outstanding, End of Period..............               5,881
    COMPETITIVE EDGE "BEST IDEAS"
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.399
        Number of Units Outstanding, End of Period..............              29,414
    DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.665
        Number of Units Outstanding, End of Period..............              21,693


                                      B-10

                                                                            FOR THE PERIOD
                                                                           BEGINNING JUNE 5
                                                                              AND ENDING
                                                                             DECEMBER 31,
                                                                           -----------------
                                    VARIABLE SUB-ACCOUNT                         2000
------------------------------------------------------------               -----------------

    EQUITY
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.512
        Number of Units Outstanding, End of Period..............               85,912
    EUROPEAN GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.175
        Number of Units Outstanding, End of Period..............               33,630
    GLOBAL DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.914
        Number of Units Outstanding, End of Period..............                  725
    HIGH YIELD
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $6.933
        Number of Units Outstanding, End of Period..............                6,400
    INFORMATION
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.288
        Number of Units Outstanding, End of Period..............                1,995
    INCOME BUILDER
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10,013
        Number of Units Outstanding, End of Period..............                    0
    MONEY MARKET
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.244
        Number of Units Outstanding, End of Period..............               42,625
    PACIFIC GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $7.260
        Number of Units Outstanding, End of Period..............                2,401
    QUALITY INCOME PLUS
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.730
        Number of Units Outstanding, End of Period..............               11,910
    SHORT TERM BOND
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.285
        Number of Units Outstanding, End of Period..............                8,832
    STRATEGIST
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.905
        Number of Units Outstanding, End of Period..............               18,516
    S&P 500 INDEX
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.943
        Number of Units Outstanding, End of Period..............               18,563


                                      B-11


                                                                            FOR THE PERIOD
                                                                            BEGINNING JUNE 5
                                                                              AND ENDING
                                                                             DECEMBER 31,
                                                                          -----------------
                                    VARIABLE SUB-ACCOUNT                         2000
------------------------------------------------------------              -----------------

    UTILITIES
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.113
        Number of Units Outstanding, End of Period..............               14,072
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    U.S. REAL ESTATE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $11.483
        Number of Units Outstanding, End of Period..............                4,475
    INTERNATIONAL MAGNUM
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.038
        Number of Units Outstanding, End of Period..............                6,737
    EMERGING MARKETS EQUITY
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $6.375
        Number of Units Outstanding, End of Period..............               28,025
    EQUITY GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.321
        Number of Units Outstanding, End of Period..............               28,025
    MID-CAP VALUE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.214
        Number of Units Outstanding, End of Period..............               13,153
PUTNAM VARIABLE TRUST (Class IB)
    PUTNAM VT GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.546
        Number of Units Outstanding, End of Period..............               10,484
    PUTNAM VT INTERNATIONAL
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.000
        Number of Units Outstanding, End of Period..............               23,069
    PUTNAM VT VOYAGER
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.103
        Number of Units Outstanding, End of Period..............               94,544
VAN KAMPEN LIFE INVESTMENT TRUST
    EMERGING GROWTH (CLASS I)
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.115
        Number of Units Outstanding, End of Period..............              196,257


Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000. No Accumulation Unit Values are shown for the Van Kampen Life Investment Trust Emerging Growth (Class II) Variable
Sub-Account which had not commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.55%.

                                      B-12


            ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS
       OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


                                                                            FOR THE PERIOD
                                                                          BEGINNING JUNE 5
                                                                              AND ENDING
                                                                             DECEMBER 31,
                                                                          -----------------
                                    VARIABLE SUB-ACCOUNT                         2000
------------------------------------------------------------              -----------------

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.261
        Number of Units Outstanding, End of Period..............              149,322
    AIM V.I. GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $7.379
        Number of Units Outstanding, End of Period..............              142,591
    AIM V.I. VALUE
        Accumulation Unit Value, Begining of Period.............              $10.000
        Accumulation Unit Value, End of Period..................               $8.298
        Number of Units Outstanding, End of Period..............              327,180
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
    ALLIANCE GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $7.978
        Number of Units Outstanding, End of Period..............               95,260
    ALLIANCE GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.213
        Number of Units Outstanding, End of Period..............              284,825
    ALLIANCE PREMIER GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $7.956
        Number of Units Outstanding, End of Period..............              438,221
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
    AGGRESSIVE EQUITY
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.650
        Number of Units Outstanding, End of Period..............              469,487
    CAPITAL GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.674
        Number of Units Outstanding, End of Period..............              108,466
    COMPETITIVE EDGE "BEST IDEAS"
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.390
        Number of Units Outstanding, End of Period..............              138,177
    DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.653
        Number of Units Outstanding, End of Period..............              271,910


                                      B-13

                                                                            FOR THE PERIOD
                                                                          BEGINNING JUNE 5
                                                                              AND ENDING
                                                                             DECEMBER 31,
                                                                          -----------------
                                    VARIABLE SUB-ACCOUNT                         2000
------------------------------------------------------------              -----------------

    EQUITY
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.501
        Number of Units Outstanding, End of Period..............             774,487
    EUROPEAN GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.164
        Number of Units Outstanding, End of Period..............             366,996
    GLOBAL DIVIDEND GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.903
        Number of Units Outstanding, End of Period..............              76,411
    HIGH YIELD
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $6.925
        Number of Units Outstanding, End of Period..............              54,190
    INCOME BUILDER
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.001
        Number of Units Outstanding, End of Period..............              10,568
    INFORMATION
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.285
        Number of Units Outstanding, End of Period..............              90,368
    MONEY MARKET
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.233
        Number of Units Outstanding, End of Period..............             331,136
    PACIFIC GROWTH
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $7.251
        Number of Units Outstanding, End of Period..............              44,446
    QUALITY INCOME PLUS
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.718
        Number of Units Outstanding, End of Period..............              71,637
    SHORT TERM BOND
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................             $10.274
        Number of Units Outstanding, End of Period..............              44,141
    STRATEGIST
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $9.894
        Number of Units Outstanding, End of Period..............             927,640
    S&P 500 INDEX
        Accumulation Unit Value, Beginning of Period............             $10.000
        Accumulation Unit Value, End of Period..................              $8.933
        Number of Units Outstanding, End of Period..............             349,739


                                      B-14


                                                                            FOR THE PERIOD
                                                                            BEGINNING JUNE 5
                                                                               AND ENDING
                                                                              DECEMBER 31,
                                                                          -----------------
                                    VARIABLE SUB-ACCOUNT                         2000
------------------------------------------------------------              -----------------

    UTILITIES
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.101
        Number of Units Outstanding, End of Period..............              262,820
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    U.S. REAL ESTATE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $11.470
        Number of Units Outstanding, End of Period..............               24,307
    INTERNATIONAL MAGNUM
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $9.028
        Number of Units Outstanding, End of Period..............               64,366
    EMERGING MARKETS EQUITY
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $6.368
        Number of Units Outstanding, End of Period..............               83,363
    EQUITY GROWTH
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.312
        Number of Units Outstanding, End of Period..............              289,749
    MID-CAP VALUE
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.202
        Number of Units Outstanding, End of Period..............              169,809
PUTNAM VARIABLE TRUST (Class IB)
    PUTNAM VT GROWTH AND INCOME
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................              $10.534
        Number of Units Outstanding, End of Period..............               87,345
    PUTNAM VT INTERNATIONAL
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.990
        Number of Units Outstanding, End of Period..............              291,584
    PUTNAM VT VOYAGER
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.094
        Number of Units Outstanding, End of Period..............              409,032
VAN KAMPEN LIFE INVESTMENT TRUST
    EMERGING GROWTH (Class I)
        Accumulation Unit Value, Beginning of Period............              $10.000
        Accumulation Unit Value, End of Period..................               $8.106
        Number of Units Outstanding, End of Period..............            1,125,425


Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000. No Accumulation Unit Values are shown for the Van Kampen Life Investment Trust Emerging Growth (Class
II) Variable Sub-Account which had not commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.75%.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------




DESCRIPTION

----------------------------------------------------------------------------
Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
The Contract
    Purchase of Contracts
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
Performance Information
----------------------------------------------------------------------------
Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
Calculation of Variable Amount Income Payments
----------------------------------------------------------------------------
General Matters
    Incontestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
----------------------------------------------------------------------------
Federal Tax Matters
----------------------------------------------------------------------------
Experts
----------------------------------------------------------------------------
Financial Statements
----------------------------------------------------------------------------


                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

              THE MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II
          MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II ASSETMANAGER

Northbrook Life Insurance Company           Statement of Additional Information
Northbrook Variable Annuity Account II                        dated May 1, 2001
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Dean Witter Variable Annuity II Contracts ("VA II Contracts") and the Morgan Stanley Dean Witter Variable Annuity II AssetManager Contracts ("AssetManager Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2001, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchases
         Tax-free Exchanges (1035 Exchanges, Rollovers and
                                Transfers)
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
          Incontestability
          Settlements
          Safekeeping of the Variable Account's Assets
          Premium Taxes
          Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Dean Witter Financial Advisor for availability.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

          T       =        average annual total return

          ERV     =        ending  redeemable  value of a hypothetical  $1,000
                           payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n       =        number of years in the period

         $1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $54,945. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account.

The AssetManager Contracts were first offered to the public on July 20, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the AssetManager Contracts, as well as the withdrawal and contract maintenance charges described above. In addition, performance figures for periods prior to the availability of any income benefit, death benefit or combination thereof that we offer have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

Variable Sub-Account Inception Dates: The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Variable Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operation on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge ("Best Ideas") and U.S. Real Estate Variable Sub-Accounts commenced operations of May 18, 1998. The Short-Term Bond and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid-Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and Value Variable Sub-Accounts, the Alliance Growth, Growth and Income, and Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, International Growth and Voyager Variable Sub-Accounts, which are available under Variable Annuity II Contracts only, commenced operations on January 31, 2000. The Information Sub-Account commenced operations on November 6, 2001.


                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT)


                                                                                         10 Years or
                                                                                             Since
FUND                                                          One Year        5 Year       Inception
-------------------------------------------------------------------------------------------------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                             - 7.36%          N/A           20.36%
Capital Growth                                                - 4.38%         15.83%         12.27%
Competitive Edge "Best Ideas"                                 -22.79%          N/A          - 1.66%
Dividend Growth                                               - 0.41%         11.17%         12.76%
Equity                                                        -17.83%         21.10%         20.23%
European Growth                                               -10.49%         16.38%         15.32%
Global Dividend Growth                                        - 8.10%          8.99%          9.34%
High Yield                                                    -37.43%        - 6.25%          6.01%
Income Builder                                                - 5.47%          N/A            5.98%
Information*                                                    N/A            N/A          -12.24%
Pacific Growth                                                -38.65%        -10.07%        - 7.80%
Quality Income Plus                                             5.30%          3.83%          6.69%
S&P 500 Index                                                 -14.90%          N/A            5.29%
Short-Term Bond                                                 0.13%          N/A            0.45%
Strategist                                                    - 4.02%         12.89%         11.50%
Utilities                                                     - 2.64%         13.03%         12.27%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                   N/A            N/A          -16.99%
AIM V.I. Growth                                                 N/A            N/A          -25.32%
AIM V.I. Value                                                  N/A            N/A          -29.88%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                      N/A            N/A           12.75%
Alliance Growth                                                 N/A            N/A          -21.82%
Alliance Premier Growth                                         N/A            N/A          -20.18%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                       -44.02%          N/A          - 8.23%
Equity Growth                                                 -17.23%          N/A            5.95%
International Magnum                                          -17.90%          N/A            0.33%
Mid Cap Value                                                   N/A            N/A            8.99%
U.S. Real Estate                                               23.24%          N/A            3.26%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                     N/A            N/A            5.58%
Putnam VT International Growth                                  N/A            N/A          -12.39%
Putnam VT Voyager                                               N/A            N/A          -21.97%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                -15.66%          N/A           30.66%
-------------------------------------------------------------------------------------------------------

*Not Annualized


(WITH THE ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)

                                                                                          10 Years or
                                                                                             Since
FUND                                                          One Year        5 Year       Inception
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                              -7.49%          N/A          20.20%
Capital Growth                                                 -4.51%         15.68%        12.12%
Competitive Edge "Best Ideas"                                 -22.90%          N/A          -1.79%
Dividend Growth                                                -0.54%         11.02%        12.61%
Equity                                                        -17.94%         20.95%        20.07%
European Growth                                               -10.61%         16.22%        15.17%
Global Dividend Growth                                         -8.23%         8.84%          9.20%
High Yield                                                    -37.52%         -6.38%         5.87%
Income Builder                                                 -5.60%          N/A           5.84%
Information*                                                    N/A            N/A          -12.26%
Pacific Growth                                                -38.74%        -10.19%        -7.92%
Quality Income Plus                                            5.16%          3.70%          6.55%
S&P 500 Index                                                 -15.01%          N/A           5.15%
Short-Term Bond                                                -0.01%          N/A           0.32%
Strategist                                                     -4.15%         12.75%        11.35%
Utilities                                                      -2.78%         12.88%        12.13%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                   N/A            N/A          -17.12%
AIM V.I. Growth                                                 N/A            N/A          -25.43%
AIM V.I. Value                                                  N/A            N/A          -29.98%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                      N/A            N/A          12.59%
Alliance Growth                                                 N/A            N/A          -21.94%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                       -44.10%          N/A          -8.35%
Equity Growth                                                 -17.34%          N/A           5.81%
International Magnum                                          -18.02%          N/A           0.19%
Mid Cap Value                                                   N/A            N/A           8.83%
U.S. Real Estate                                               23.08%          N/A           3.13%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                     N/A            N/A           5.43%
Putnam VT International Growth                                  N/A            N/A          -12.51%
Putnam VT Voyager                                               N/A            N/A          -22.09%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                -15.77%          N/A          30.49%
-------------------------------------------------------------------------------------------------------

*Not Annualized


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)



                                                                                        10 Years or
FUND                                                          One Year        5 Year    Since Inception
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                              -7.59%          N/A          20.06%
Capital Growth                                                 -4.62%        15.55%         12.00%
Dividend Growth                                                -0.66%        10.90%         12.49%
Equity                                                        -18.03%        20.81%         19.94%
European Growth                                               -10.72%        16.10%         15.05%
Global Dividend Growth                                         -8.33%         8.72%          9.08%
High Yield                                                    -37.59%        -6.48%          5.75%
Income Builder                                                 -5.71%          N/A           5.72%
Information*                                                    N/A            N/A          -12.27%
Pacific Growth                                                -38.81%        -10.29%        -8.02%
Quality Income Plus                                            5.04%          3.58%          6.43%
S&P 500 Index                                                 -15.11%          N/A           5.03%
Short-Term Bond                                                -0.12%          N/A           0.20%
Strategist                                                     -4.25%        12.62%         11.23%
Utilities                                                      -2.89%        12.76%         12.00%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                   N/A            N/A          -17.21%
AIM V.I. Growth                                                 N/A            N/A          -25.51%
AIM V.I. Value                                                  N/A            N/A          -20.55%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                      N/A            N/A          12.47%
Alliance Growth                                                 N/A            N/A          -22.02%
Alliance Premier Growth                                         N/A            N/A          -20.38%
Emerging Markets Equity                                       -44.17%          N/A          -8.46%
Equity Growth                                                 -17.44%          N/A           5.69%
International Magnum                                          -18.11%          N/A           0.08%
Mid Cap Value                                                   N/A            N/A           8.72%
U.S. Real Estate                                               22.94%          N/A           3.01%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                     N/A            N/A           5.32%
Putnam VT International Growth                                  N/A            N/A          -12.61%
Putnam VT Voyager                                               N/A            N/A          -22.17%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                -15.87%        26.69%         30.34%
--------------------------------------------------------------------------------------------------------

*Not Annualized

(WITH THE INCOME BENEFIT COMBINATION OPTION 2)


                                                                                           10 Years of
                                                                                             Since
FUND                                                          One Year        5 Year       Inception
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                              -7.66%          N/A           19.97%
Capital Growth                                                 -4.69%         15.37%         11.92%
Competitive Edge "Best Ideas"                                 -23.05%          N/A           -2.32%
Dividend Growth                                                -0.73%         10.71%         12.40%
Equity                                                        -18.10%         20.64%         19.85%
European Growth                                               -10.79%         15.92%         14.96%
Global Dividend Growth                                        -11.35%         7.84%          8.51%
High Yield                                                    -37.64%         -6.78%         5.68%
Income Builder                                                 -5.78%          N/A           5.45%
Information*                                                    N/A            N/A          -12.28%
Pacific Growth                                                -33.51%         -9.16%         -7.03%
Quality Income Plus                                            4.96%          3.36%          6.35%
S&P 500 Index                                                 -15.17%          N/A           4.65%
Short-Term Bond                                                -0.20%          N/A           0.13%
Strategist                                                     -4.33%         12.43%         11.15%
Utilities                                                      -2.96%         12.57%         11.92%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                   N/A            N/A          -17.26%
AIM V.I. Growth                                                 N/A            N/A          -25.56%
AIM V.I. Value                                                  N/A            N/A          -30.10%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                      N/A            N/A           12.38%
Alliance Growth                                                 N/A            N/A          -22.08%
Alliance Premier Growth                                         N/A            N/A          -20.45%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                       -44.21%          N/A           -9.07%
Equity Growth                                                 -17.50%          N/A           5.33%
International Magnum                                          -18.17%          N/A           -0.44%
Mid Cap Value                                                   N/A            N/A           8.63%
U.S. Real Estate                                               22.84%          N/A           1.66%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                     N/A            N/A           5.24%
Putnam VT International Growth                                  N/A            N/A          -12.67%
Putnam VT Voyager                                               N/A            N/A          -22.23%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                -15.94%          N/A           30.05%
--------------------------------------------------------------------------------------------------------

*Not Annualized

(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                                                           10 Years or Since
FUND                                                           One Year      5 Year         Inception
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                              -7.86%          N/A           19.72%
Capital Growth                                                 -4.89%         15.13%         11.69%
Competitive Edge "Best Ideas"                                 -23.21%          N/A           -2.53%
Dividend Growth                                                -0.94%         10.48%         12.17%
Equity                                                        -18.27%         20.40%         19.61%
European Growth                                               -10.98%         15.68%         14.73%
Global Dividend Growth                                        -11.53%         7.62%          8.29%
High Yield                                                    -37.78%         -6.97%         5.46%
Income Builder                                                 -5.98%          N/A           5.23%
Information*                                                    N/A            N/A          -12.31%
Pacific Growth                                                -33.65%         -9.35%         -7.22%
Quality Income Plus                                            4.74%          3.14%          6.14%
S&P 500 Index                                                 -15.35%          N/A           4.43%
Short-Term Bond                                                -0.41%          N/A           -0.09%
Strategist                                                     -4.53%         12.20%         10.92%
Utilities                                                      -3.17%         12.33%         11.69%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                   N/A            N/A          -17.44%
AIM V.I. Growth                                                 N/A            N/A          -25.73%
AIM V.I. Value                                                  N/A            N/A          -30.26%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                      N/A            N/A           12.14%
Alliance Growth                                                 N/A            N/A          -22.25%
Alliance Premier Growth                                         N/A            N/A          -20.62%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                       -44.33%          N/A           -9.26%
Equity Growth                                                 -17.68%          N/A           5.11%
International Magnum                                          -18.35%          N/A           -0.65%
Mid Cap Value                                                   N/A            N/A           8.40%
U.S. Real Estate                                               22.59%          N/A           1.44%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                     N/A            N/A           5.01%
Putnam VT International Growth                                  N/A            N/A          -12.86%
Putnam VT Voyager                                               N/A            N/A          -22.40%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                -16.11%          N/A           29.78%
--------------------------------------------------------------------------------------------------------

*Not Annualized

(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                                     10 years or
                                                                                       Since
FUND                                                        One Year      5 Year     Inception
-------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                            -7.56%        N/A         20.10%
Capital Growth                                               -4.59%       15.49%       12.03%
Competitive Edge "Best Ideas"                               -22.96%        N/A         -2.21%
Dividend Growth                                              -0.63%       10.82%       12.52%
Equity                                                      -18.01%       20.77%       19.97%
European Growth                                             -10.69%       16.03%       15.08%
Global Dividend Growth                                      -11.26%       7.95%        8.62%
High Yield                                                  -37.57%       -6.68%       5.78%
Income Builder                                               -5.68%        N/A         5.56%
Information*                                                  N/A          N/A        -12.27%
Pacific Growth                                              -33.44%       -9.07%       -6.94%
Quality Income Plus                                          5.07%        3.46%        6.46%
S&P 500 Index                                               -15.08%        N/A         4.76%
Short-Term Bond                                              -0.09%        N/A         0.23%
Strategist                                                   -4.23%       12.55%       11.26%
Utilities                                                    -2.86%       12.68%       12.03%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A          N/A        -17.17%
AIM V.I. Growth                                               N/A          N/A        -25.48%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A          N/A         12.50%
Alliance Growth                                               N/A          N/A        -22.00%
Alliance Premier Growth                                       N/A          N/A        -20.36%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.15%        N/A         -8.97%
Equity Growth                                               -17.41%        N/A         5.44%
International Magnum                                        -18.09%        N/A         -0.33%
Mid Cap Value                                                 N/A          N/A         8.75%
U.S. Real Estate                                             22.97%        N/A         1.77%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                   N/A          N/A         5.35%
Putnam VT International Growth                                N/A          N/A        -12.58%
Putnam VT Voyager                                             N/A          N/A        -22.15%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -15.85%        N/A         30.19%
-------------------------------------------------------------------------------------------------

*Not Annualized


(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                                     10 Years or
                                                                                        Since
FUND                                                        One Year      5 Year      Inception
------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                            -8.00%        N/A         19.53%
Capital Growth                                               -5.04%       14.96%       11.52%
Competitive Edge "Best Ideas"                               -23.33%        N/A         -2.68%
Dividend Growth                                              -1.10%       10.31%       12.00%
Equity                                                      -18.40%       20.21%       19.42%
European Growth                                             -11.12%       15.50%       14.55%
Global Dividend Growth                                      -11.67%       7.45%        8.13%
High Yield                                                  -37.88%       -7.12%       5.30%
Income Builder                                               -6.13%        N/A         5.07%
Information*                                                  N/A          N/A        -12.33%
Pacific Growth                                              -33.75%       -9.49%       -7.36%
Quality Income Plus                                          4.57%        2.98%        5.98%
S&P 500 Index                                               -15.49%        N/A         4.26%
Short-Term Bond                                              -0.56%        N/A         -0.25%
Strategist                                                   -4.68%       12.03%       10.75%
Utilities                                                    -3.32%       12.16%       11.52%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A          N/A        -17.57%
AIM V.I. Growth                                               N/A          N/A        -25.85%
AIM V.I. Value                                                N/A          N/A        -30.37%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A          N/A         11.96%
Alliance Growth                                               N/A          N/A        -22.38%
Alliance Premier Growth                                       N/A          N/A        -20.75%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.43%        N/A         -9.41%
Equity Growth                                               -17.81%        N/A         4.94%
International Magnum                                        -18.48%        N/A         -0.81%
Mid Cap Value                                                 N/A          N/A         8.23%
U.S. Real Estate                                             22.39%        N/A         1.28%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                   N/A          N/A         4.85%
Putnam VT International Growth                                N/A          N/A        -13.00%
Putnam VT Voyager                                             N/A          N/A        -22.53%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -16.25%        N/A         29.58%
-------------------------------------------------------------------------------------------------

*Not Annualized

                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT OPTION)


                                                                                    10 Years or
                                                                                       Since
FUND                                                        One Year      5 Year     Inception
-------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                            -3.34%        N/A         22.32%
Capital Growth                                               -0.37%       15.65%       12.00%
Competitive Edge "Best Ideas"                               -18.74%        N/A         -0.58%
Dividend Growth                                              3.59%        11.01%       12.49%
Equity                                                      -13.78%       20.89%       19.94%
European Growth                                              -6.47%       16.19%       15.05%
Global Dividend Growth                                       -4.08%       8.84%        9.08%
High Yield                                                  -33.34%       -6.26%       5.75%
Income Builder                                               -1.46%        N/A         6.26%
Information*                                                  N/A          N/A         -8.02%
Money Market                                                 4.32%        3.56%        3.07%
Pacific Growth                                              -34.56%      -10.03%       -8.02%
Quality Income Plus                                          9.29%        3.73%        6.43%
S&P 500 Index                                               -10.86%        N/A         6.22%
Short Term Bond                                              4.13%         N/A         2.74%
Strategist                                                  -0.005%       12.73%       11.23%
Utilities                                                    1.36%        12.86%       12.00%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -39.92%        N/A         -7.05%
Equity Growth                                               -13.19%        N/A         6.78%
International Magnum                                        -13.86%        N/A         1.28%
U.S. Real Estate                                             27.19%        N/A         4.23%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.62%        N/A         31.10%
-------------------------------------------------------------------------------------------------

*Not Annualized


(WITH THE ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION, OR PERFORMANCE INCOME BENEFIT OPTION)


                                                                                    10 Years or
                                                                                       Since
FUND                                                        One Year      5 Year     Inception
------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                            -3.55%        N/A         22.16%
Capital Growth                                               -0.49%       15.50%       11.85%
Competitive Edge "Best Ideas"                               -18.84%        N/A         -0.71%
Dividend Growth                                              3.46%        10.87%       12.34%
Equity                                                      -13.30%        N/A         6.64%
European Growth                                              -6.59%       16.04%       14.90%
Global Dividend Growth                                       -4.20%       8.70%        8.94%
High Yield                                                  -33.43%       -6.38%       5.62%
Income Builder                                               -1.59%        N/A         6.13%
Information*                                                  N/A          N/A         -8.04%
Money Market                                                 4.19%        3.43%        2.94%
Pacific Growth                                              -34.65%      -10.14%       -8.14%
Quality Income Plus                                          9.15%        3.59%        6.29%
S&P 500 Index                                               -10.97%        N/A         6.08%
Short Term Bond                                              3.91%         N/A         2.61%
Strategist                                                   -0.13%       12.58%       11.09%
Utilities                                                    1.23%        12.71%       11.86%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -40.00%        N/A         -7.17%
Equity Growth                                               -13.90%       20.74%       19.78%
International Magnum                                        -13.97%        N/A         1.15%
U.S. Real Estate                                             27.02%        N/A         4.10%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.73%        N/A         30.93%
-------------------------------------------------------------------------------------------------

*Not Annualized


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                                    10 Years or
                                                                                       Since
FUND                                                         One Year      5 Year    Inception
------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                            -3.57%        N/A         22.02%
Capital Growth                                               -0.60%       15.37%       11.73%
Competitive Edge "Best Ideas"                               -18.93%        N/A         -0.82%
Dividend Growth                                              3.35%        10.75%       12.22%
Equity                                                      -13.99%       20.60%       19.65%
European Growth                                              -6.69%       15.91%       14.77%
Global Dividend Growth                                       -4.31%       8.58%        8.82%
High Yield                                                  -33.50%       -6.49%       5.50%
Income Builder                                               -1.69%        N/A         6.01%
Information*                                                  N/A          N/A         -8.05%
Money Market                                                 4.07%        3.31%        2.83%
Pacific Growth                                              -34.72%      -10.24%       -8.25%
Quality Income Plus                                          9.03%        3.48%        6.18%
S&P 500 Index                                               -11.07%        N/A         5.96%
Short Term Bond                                              3.88%         N/A         2.49%
Strategist                                                   -0.24%       12.46%       10.96%
Utilities                                                    1.12%        12.59%       11.73%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -40.06%        N/A         -7.28%
Equity Growth                                               -13.39%        N/A         6.52%
International Magnum                                        -14.07%        N/A         1.04%
U.S. Real Estate                                             26.88%        N/A         3.98%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.83%        N/A         30.78%
-------------------------------------------------------------------------------------------------

*Not Annualized

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return = (1 = r)1/n - 1 where r = cumulative rate of return for the period shown, and n = number of years in period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over a period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 2000 are set out below. The AssetManager Contracts were first offered to the public on July 20, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges (but not the withdrawal charge, contract maintenance charge, or taxes) under the AssetManager Contracts that would have applied had it been available during the period shown. In addition, performance figures for periods prior to the availability of an optional income benefit, death benefit or combination thereof have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR INCOME BENEFIT)

                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year      Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.06%          N/A          22.65%
Capital Growth                                              -0.07%         15.97%        12.30%
Competitive Edge "Best Ideas"                               -18.49%         N/A          -0.28%
Dividend Growth                                              3.89%         11.32%        12.79%
Equity                                                      -13.52%        21.22%        20.25%
European Growth                                             -6.19%         16.51%        15.34%
Global Dividend Growth                                      -3.80%         9.15%          9.38%
High Yield                                                  -33.13%        -5.99%         6.04%
Income Builder                                              -1.17%          N/A           6.56%
Information*                                                  N/A           N/A          -7.08%
Pacific Growth                                              -34.35%        -9.74%        -7.73%
Quality Income Plus                                          9.61%         4.03%          6.73%
S&P 500 Index                                               -10.59%         N/A           6.52%
Short-Term Bond                                              4.43%          N/A           3.05%
Strategist                                                   0.29%         13.04%        11.53%
Utilities                                                    1.66%         13.17%        12.31%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A           N/A          -11.41%
AIM V.I. Growth                                               N/A           N/A          -19.78%
AIM V.I. Value                                                N/A           N/A          -24.36%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A           N/A          18.46%
Alliance Growth                                               N/A           N/A          -16.26%
Alliance Premier Growth                                       N/A           N/A          -14.61%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -39.72%         N/A          -6.76%
Equity Growth                                               -12.92%         N/A           7.08%
International Magnum                                        -13.60%         N/A           1.58%
Mid Cap Value                                                 N/A           N/A          14.69%
U.S. Real Estate                                            27.54%          N/A           4.55%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                   N/A           N/A          11.27%
Putnam VT International Growth                                N/A           N/A          -6.78%
Putnam VT Voyager                                             N/A           N/A          -16.42%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.35%         N/A          31.43%
----------------------------------------------------------------------------------------------------

*Not Annualized


(WITH THE ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION, OR THE PERFORMANCE INCOME BENEFIT OPTION)


                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.18%          N/A          22.49%
Capital Growth                                              -0.20%         15.82%        12.15%
Competitive Edge "Best Ideas"                               -18.59%         N/A          -0.41%
Dividend Growth                                              3.76%         11.18%        12.64%
Equity                                                      -13.63%        21.06%        20.10%
European Growth                                             -6.31%         16.35%        15.19%
Global Dividend Growth                                      -3.92%         9.01%          9.24%
High Yield                                                  -33.22%        -6.11%         5.90%
Income Builder                                              -1.30%          N/A           6.42%
Information*                                                  N/A           N/A          -7.10%
Pacific Growth                                              -34.43%        -9.86%        -7.85%
Quality Income Plus                                          9.47%         3.89%          6.59%
S&P 500 Index                                               -10.71%         N/A           6.39%
Short-Term Bond                                              4.30%          N/A           2.92%
Strategist                                                   0.16%         12.89%        11.39%
Utilities                                                    1.53%         13.03%        12.16%
AIM VARIALE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A           N/A          -11.52%
AIM V.I. Growth                                               N/A           N/A          -19.88%
AIM V.I. Value                                                N/A           N/A          -24.46%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A           N/A          18.31%
Alliance Growth                                               N/A           N/A          -16.37%
Alliance Premier Growth                                       N/A           N/A          -14.72%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -39.80%         N/A          -6.89%
Equity Growth                                               -13.04%         N/A           6.94%
International Magnum                                        -13.71%         N/A           1.45%
Mid Cap Value                                                 N/A           N/A          14.54%
U.S. Real Estate                                            27.38%          N/A           4.41%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                   N/A           N/A          11.13%
Putnam VT International Growth                                N/A           N/A          -6.90%
Putnam VT Voyager                                             N/A           N/A          -16.52%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.47%         N/A          31.26%
----------------------------------------------------------------------------------------------------

*Not Annualized

 (WITH THE PERFORMANCE DEATH BENEFIT OPTION OR DEATH BENEFIT COMBINATION OPTION)


                                                                                           10 Years or
                                                                                             Since
FUND                                                          One Year       5 Year        Inception
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                              -3.29%          N/A          22.36%
Capital Growth                                                 -0.31%        15.69%         12.03%
Competitive Edge "Best Ideas"                                 -18.68%          N/A          -0.52%
Dividend Growth                                                3.65%         11.05%         12.52%
Equity                                                        -13.73%        20.93%         19.97%
European Growth                                                -6.41%        16.23%         15.07%
Global Dividend Growth                                         -4.03%         8.89%          9.12%
High Yield                                                    -33.29%        -6.21%          5.78%
Income Builder                                                 -1.40%          N/A           6.31%
Information*                                                    N/A            N/A          -7.12%
Pacific Growth                                                -34.51%        -9.96%         -7.95%
Quality Income Plus                                            9.35%          3.78%          6.47%
S&P 500 Index                                                 -10.80%          N/A           6.27%
Short-Term Bond                                                4.19%           N/A           2.80%
Strategist                                                     0.05%         12.77%         11.27%
Utilities                                                      1.42%         12.90%         12.04%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                   N/A            N/A          -11.62%
AIM V.I. Growth                                                 N/A            N/A          -19.97%
AIM V.I. Value                                                  N/A            N/A          -14.98%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                      N/A            N/A          18.18%
Alliance Growth                                                 N/A            N/A          -16.46%
Alliance Premier Growth                                         N/A            N/A          -14.82%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                       -39.86%          N/A          -6.99%
Equity Growth                                                 -13.13%          N/A           6.83%
International Magnum                                          -13.81%          N/A           1.34%
Mid Cap Value                                                   N/A            N/A          14.41%
U.S. Real Estate                                               27.24%          N/A           4.30%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                     N/A            N/A          11.00%
Putnam VT International Growth                                  N/A            N/A          -7.00%
Putnam VT Voyager                                               N/A            N/A          -16.62%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                -11.57%          N/A          31.11%
--------------------------------------------------------------------------------------------------------

*Not Annualized

(WITH THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                                       10 Years or
FUND                                                       One Year        5 Year     Since Inception
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.36%          N/A            22.27%
Capital Growth                                              -0.38%         15.60%          11.95%
Competitive Edge "Best Ideas"                               -18.74%         N/A            -0.59%
Dividend Growth                                              3.57%         10.97%          12.43%
Equity                                                      -13.79%        20.84%          19.88%
European Growth                                             -6.48%         16.14%          14.98%
Global Dividend Growth                                      -7.05%         8.13%           8.55%
High Yield                                                  -33.34%        -6.28%          5.70%
Income Builder                                              -1.48%          N/A            6.23%
Information*                                                  N/A           N/A            -7.12%
Pacific Growth                                              -29.21%        -8.60%          -6.96%
Quality Income Plus                                          9.27%         3.70%           6.39%
S&P 500 Index                                               -10.87%         N/A            6.19%
Short-Term Bond                                              4.11%          N/A            2.73%
Strategist                                                  -0.02%         12.69%          11.18%
Utilities                                                    1.34%         12.82%          11.95%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A           N/A           -11.67%
AIM V.I. Growth                                               N/A           N/A           -20.03%
AIM V.I. Value                                                N/A           N/A           -24.59%
ALLIANCE VARIABLE RODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A           N/A            18.09%
Alliance Growth                                               N/A           N/A           -16.52%
Alliance Premier Growth                                       N/A           N/A           -14.88%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -39.91%         N/A            -7.23%
Equity Growth                                               -13.20%         N/A            6.75%
International Magnum                                        -13.87%         N/A            1.13%
Mid Cap Value                                                 N/A           N/A            14.33%
U.S. Real Estate                                            27.15%          N/A            3.28%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                   N/A           N/A            10.92%
Putnam VT International Growth                                N/A           N/A            -7.07%
Putnam VT Voyager                                             N/A           N/A           -16.68%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.63%         N/A            31.01%
-------------------------------------------------------------------------------------------------------

*Not Annualized

(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.55%          N/A          22.02%
Capital Growth                                              -0.59%         15.37%        11.72%
Competitive Edge "Best Ideas"                               -18.91%         N/A          -0.80%
Dividend Growth                                              3.36%         10.75%        12.21%
Equity                                                      -13.97%        20.59%        19.63%
European Growth                                             -6.67%         15.91%        14.75%
Global Dividend Growth                                      -7.23%         7.91%          8.33%
High Yield                                                  -33.47%        -6.47%         5.49%
Income Builder                                              -1.67%          N/A           6.01%
Information*                                                  N/A           N/A          -7.15%
Pacific Growth                                              -29.35%        -8.78%        -7.15%
Quality Income Plus                                          9.04%         3.49%          6.18%
S&P 500 Index                                               -11.05%         N/A           5.98%
Short-Term Bond                                              3.90%          N/A           2.52%
Strategist                                                  -0.23%         12.46%        10.96%
Utilities                                                    1.14%         12.59%        11.73%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A           N/A          -11.85%
AIM V.I. Growth                                               N/A           N/A          -20.19%
AIM V.I. Value                                                N/A           N/A          -24.75%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A           N/A          17.85%
Alliance Growth                                               N/A           N/A          -16.69%
Alliance Premier Growth                                       N/A           N/A          -15.05%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -40.03%         N/A          -7.42%
Equity Growth                                               -13.37%         N/A           6.53%
International Magnum                                        -14.04%         N/A           0.93%
Mid Cap Value                                                 N/A           N/A          14.10%
U.S. Real Estate                                            26.89%          N/A           3.07%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                   N/A           N/A          10.70%
Putnam VT International Growth                                N/A           N/A          -7.26%
Putnam VT Voyager                                             N/A           N/A          -16.85%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.81%         N/A          30.75%
----------------------------------------------------------------------------------------------------

*Not Annualized

(WITH ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                                      10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year      Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.26%          N/A          22.39%
Capital Growth                                              -0.28%         15.72%        12.06%
Competitive Edge "Best Ideas"                               -18.66%         N/A          -0.49%
Dividend Growth                                              3.68%         11.08%        12.55%
Equity                                                      -13.71%        20.96%        20.00%
European Growth                                             -6.39%         16.26%        15.10%
Global Dividend Growth                                      -6.96%         8.24%          8.66%
High Yield                                                  -33.27%        -6.18%         5.81%
Income Builder                                              -1.38%          N/A           6.34%
Information*                                                  N/A           N/A          -7.11%
Pacific Growth                                              -29.14%        -8.51%        -6.86%
Quality Income Plus                                          9.38%         3.81%          6.50%
S&P 500 Index                                               -10.78%         N/A           6.30%
Short-Term Bond                                              4.21%          N/A           2.83%
Strategist                                                   0.08%         12.80%        11.30%
Utilities                                                    1.45%         12.93%        12.07%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A           N/A          -11.58%
AIM V.I. Growth                                               N/A           N/A          -19.94%
AIM V.I. Value                                                N/A           N/A          -24.52%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A           N/A          18.21%
Alliance Growth                                               N/A           N/A          -16.44%
Alliance Premier Growth                                       N/A           N/A          -14.79%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -39.85%         N/A          -7.13%
Equity Growth                                               -13.11%         N/A           6.86%
International Magnum                                        -13.78%         N/A           1.24%
Mid Cap Value                                                 N/A           N/A          14.45%
U.S. Real Estate                                            27.28%          N/A           3.39%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income Fund                              N/A           N/A          11.04%
Putnam VT International Growth Fund                           N/A           N/A          -6.97%
Putnam VT Voyager Fund                                        N/A           N/A          -16.59%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth Portfolio                    -11.54%         N/A          31.15%
----------------------------------------------------------------------------------------------------

*Not Annualized


(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND ENHANCED EARNINGS DEATH BENEFIT OPTION)


                                                                                      10 Years or
                                                                                         Since
FUND                                                       One Year        5 Year      Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.70%          N/A          21.83%
Capital Growth                                              -0.74%         15.19%        11.55%
Competitive Edge "Best Ideas"                               -19.03%         N/A          -0.95%
Dividend Growth                                              3.20%         10.58%        12.03%
Equity                                                      -14.10%        20.41%        19.45%
European Growth                                             -6.81%         15.73%        14.58%
Global Dividend Growth                                      -7.36%         7.75%          8.16%
High Yield                                                  -33.57%        -6.61%         5.33%
Income Builder                                              -1.82%          N/A           5.85%
Information*                                                  N/A           N/A          -7.17%
Pacific Growth                                              -29.45%        -8.92%        -7.29%
Quality Income Plus                                          8.88%         3.33%          6.02%
S&P 500 Index                                               -11.19%         N/A           5.81%
Short-Term Bond                                              3.74%          N/A           2.36%
Strategist                                                  -0.38%         12.28%        10.79%
Utilities                                                    0.99%         12.42%        11.56%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                 N/A           N/A          -11.99%
AIM V.I. Growth                                               N/A           N/A          -20.31%
AIM V.I. Value                                                N/A           N/A          -24.86%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                    N/A           N/A          17.67%
Alliance Growth                                               N/A           N/A          -16.82%
Alliance Premier Growth                                       N/A           N/A          -15.18%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -40.12%         N/A          -7.56%
Equity Growth                                               -13.50%         N/A           6.37%
International Magnum                                        -14.17%         N/A           0.77%
Mid Cap Value                                                 N/A           N/A          13.93%
U.S. Real Estate                                            26.70%          N/A           2.92%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                   N/A           N/A          10.53%
Putnam VT International Growth                                N/A           N/A          -7.40%
Putnam VT Voyager                                             N/A           N/A          -16.97%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.94%         N/A          30.55%
----------------------------------------------------------------------------------------------------

*Not Annualized

                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT)

                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.29%          N/A          22.36%
Capital Growth                                              -0.31%         15.69%        12.03%
Competitive Edge "Best Ideas"                               -18.68%         N/A          -0.52%
Dividend Growth                                              3.65%         11.05%        12.52%
Equity                                                      -13.73%        20.93%        19.97%
European Growth                                             -6.41%         16.23%        15.07%
Global Dividend Growth                                      -4.03%         8.89%          9.12%
High Yield                                                  -33.29%        -6.21%         5.78%
Income Builder                                              -1.40%          N/A           6.31%
Information*                                                  N/A           N/A          -7.11%
Money Market                                                 4.38%         3.61%          3.12%
Pacific Growth                                              -34.51%        -9.96%        -7.95%
Quality Income Plus                                          9.35%         3.78%          6.47%
S&P 500 Index                                               -10.80%         N/A           6.27%
Short Term Bond                                              4.19%          N/A           2.80%
Strategist                                                   0.05%         12.77%        11.27%
Utilities                                                    1.42%         12.90%        12.04%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -39.86%         N/A          -6.99%
Equity Growth                                               -13.13%         N/A           6.83%
International Magnum                                        -13.81%         N/A           1.34%
U.S. Real Estate                                            27.24%          N/A           4.30%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.57%         N/A          31.11%
----------------------------------------------------------------------------------------------------

 *Not Annualized

(WITH THE ENHANCED DEATH BENEFIT OPTION, PERFORMANCE INCOME BENEFIT OPTION OR THE PERFORMANCE DEATH BENEFIT OPTION)


                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTERVARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.50%          N/A          22.20%
Capital Growth                                              -0.44%         15.54%        11.88%
Competitive Edge "Best Ideas"                               -18.79%         N/A          -0.65%
Dividend Growth                                              3.51%         10.91%        12.37%
Equity                                                      -13.84%        20.77%        19.81%
European Growth                                             -6.53%         16.08%        14.92%
Global Dividend Growth                                      -4.15%         8.75%          8.98%
High Yield                                                  -33.38%        -6.33%         5.64%
Income Builder                                              -1.53%          N/A           6.17%
Information*                                                  N/A           N/A          -7.13%
Money Market                                                 4.24%         3.48%          2.99%
Pacific Growth                                              -34.59%       -10.07%        -8.07%
Quality Income Plus                                          9.20%         3.65%          6.33%
S&P 500 Index                                               -10.92%         N/A           6.13%
Short Term Bond                                              3.96%          N/A           2.67%
Strategist                                                  -0.08%         12.62%        11.12%
Utilities                                                    1.29%         12.76%        11.89%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -39.94%         N/A          -7.11%
Equity Growth                                               -13.24%         N/A           6.69%
International Magnum                                        -13.92%         N/A           1.21%
U.S. Real Estate                                            27.08%          N/A           4.16%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.68%         N/A          30.94%
----------------------------------------------------------------------------------------------------

*Not Annualized



(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)


                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.52%          N/A          22.07%
Capital Growth                                              -0.55%         15.41%        11.76%
Competitive Edge "Best Ideas"                               -18.88%         N/A          -0.76%
Dividend Growth                                              3.40%         10.79%        12.25%
Equity                                                      -13.94%        20.64%        19.68%
European Growth                                             -6.64%         15.95%        14.79%
Global Dividend Growth                                      -4.25%         8.63%          8.86%
High Yield                                                  -33.45%        -6.44%         5.53%
Income Builder                                              -1.64%          N/A           6.05%
Information*                                                  N/A           N/A          -7.15%
Money Market                                                 4.13%         3.36%          2.87%
Pacific Growth                                              -34.66%       -10.17%        -8.17%
Quality Income Plus                                          9.09%         3.53%          6.22%
S&P 500 Index                                               -11.02%         N/A           6.01%
Short Term Bond                                              3.94%          N/A           2.56%
Strategist                                                  -0.19%         12.50%        11.00%
Utilities                                                    1.18%         12.63%        11.77%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -40.01%         N/A          -7.21%
Equity Growth                                               -13.34%         N/A           6.57%
International Magnum                                        -14.01%         N/A           1.09%
U.S. Real Estate                                            26.94%          N/A           4.04%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.78%         N/A          30.79%
----------------------------------------------------------------------------------------------------

*Not Annualized

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract as well as the contract maintenance charge and the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account. Where the returns included in the following tables give effect to the optional income benefits, death benefits, or combinations thereof. the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

       Variable Annuity II and AssetManager Contracts

                                                     Inception Date of
                                                      Corresponding
Variable Sub-Account                                    Portfolio

High Yield                                           March 9, 1984
Equity                                               March 9, 1984
Quality Income Plus                                  March 1, 1987
Strategist                                           March 1, 1987
Dividend Growth                                      March 1, 1990
Utilities                                            March 1, 1990
European Growth                                      March 1, 1991
Capital Growth                                       March 1, 1991
Pacific Growth                                       February 24, 1994
Global Dividend Growth                               February 24, 1994
Income Builder                                       January 21, 1997
Information                                          November 6, 2000
Equity Growth                                        January 2, 1997
International Magnum                                 January 2, 1997
Emerging Markets Equity                              October 1,1996
U.S. Real Estate                                     March 4, 1997
Competitive Edge                                     May 18, 1998
("Best Ideas")
S&P 500 Index                                        May 18, 1998
Short Term Bond                                      May 2, 1999
Aggressive Equity                                    May 1, 1999
Van Kampen LIT Emerging Growth                       July 3, 1995



                                             Variable Annuity II Contracts Only

Mid-Cap Value                                        January 2, 1997
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I Value                                        May 5, 1993
Alliance Growth*                                     September 15, 1994
Alliance Growth and Income*                          January 14, 1991
Alliance Premier Growth*                             July 14, 1999
Putnam VT Growth and Income**                        February 1, 1988
Putnam VT International Growth**                     January 2, 1997
Putnam VT Voyager**                                  February 1, 1988

* The Portfolios' Class B shares ("12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on May 3, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam VT Growth and Income, International Growth, and voyager Variable Sub-Accounts ere first offered on April 6, 1998, April 30, 1998 and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT)



                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -7.36%          N/A          20.36%
Capital Growth                                              -4.38%         15.83%        12.27%
Competitive Edge "Best Ideas"                               -22.79%         N/A          -1.66%
Dividend Growth                                             -0.41%         11.17%        12.76%
Equity                                                      -17.83%        21.10%        20.23%
European Growth                                             -10.49%        16.38%        15.32%
Global Dividend Growth                                      -8.10%         8.99%          9.34%
High Yield                                                  -37.43%        -6.25%         6.01%
Income Builder                                              -5.47%          N/A           5.98%
Information*                                                  N/A           N/A          -12.24%
Pacific Growth                                              -38.65%       -10.07%        -7.80%
Quality Income Plus                                          5.30%         3.83%          6.69%
S&P 500 Index                                               -14.90%         N/A           5.29%
Short-Term Bond                                              0.13%          N/A           0.45%
Strategist                                                  -4.02%         12.89%        11.50%
Utilities                                                   -2.64%         13.03%        12.27%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                               -16.40%        13.10%        15.33%
AIM V.I. Growth                                             -25.85%        13.36%        13.50%
AIM V.I. Value                                              -20.09%        13.05%        14.99%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                   7.62%         17.81%        13.70%
Alliance Growth                                             -23.28%        17.17%        19.72%
Alliance Premier Growth                                     -22.20%         N/A          -8.42%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.02%         N/A          -4.68%
Equity Growth                                               -17.23%         N/A          16.25%
International Magnum                                        -17.90%         N/A           4.39%
Mid Cap Value                                                4.97%          N/A          18.75%
U.S. Real Estate                                            23.24%          N/A           5.88%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                  2.18%         12.09%        12.93%
Putnam VT International Growth                              -15.08%         N/A          16.77%
Putnam VT Voyager                                           -21.96%        16.75%        18.57%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -15.66%        27.00%        27.78%
----------------------------------------------------------------------------------------------------

*Not Annualized


(WITH THE ENHANCED DEATH BENEFIT OPTION, PERFORMANCE INCOME BENEFIT OPTION OR PERFORMANCE DEATH BENEFIT OPTIONN)



                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -7.49%          N/A          20.20%
Capital Growth                                              -4.51%         15.68%        12.12%
Competitive Edge "Best Ideas"                               -22.90%         N/A          -1.79%
Dividend Growth                                             -0.54%         11.02%        12.61%
Equity                                                      -17.94%        20.95%        20.07%
European Growth Portfolio                                   -10.61%        16.22%        15.17%
Global Dividend Growth                                      -8.23%         8.84%          9.20%
High Yield                                                  -37.52%        -6.38%         5.87%
Income Builder                                              -5.60%          N/A           5.84%
Information*                                                  N/A           N/A          -12.26%
Pacific Growth                                              -38.74%       -10.19%        -7.92%
Quality Income Plus                                          5.16%         3.70%          6.55%
S&P 500 Index                                               -15.01%         N/A           5.15%
Short-Term Bond                                             -0.01%          N/A           0.32%
Strategist                                                  -4.15%         12.75%        11.35%
Utilities                                                   -2.78%         12.88%        12.13%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                               -16.53%        12.94%        15.18%
AIM V.I. Growth                                             -25.97%        13.20%        13.35%
AIM V.I. Value                                              -20.21%        10.96%        14.83%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                   7.46%         17.65%        13.55%
Alliance Growth                                             -23.39%        17.01%        19.56%
Alliance Premier Growth                                     -19.36%         N/A          -8.53%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.10%         N/A          -4.81%
Equity Growth                                               -17.34%         N/A          16.09%
International Magnum                                        -18.02%         N/A           4.25%
Mid Cap Value                                                4.82%          N/A          18.58%
U.S. Real Estate                                            23.08%          N/A           5.74%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                  2.03%         11.93%        12.79%
Putnam VT International Growth                              -15.20%         N/A          16.61%
Putnam VT Voyager                                           -22.07%        16.59%        18.42%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -15.77%        26.83%        27.62%
----------------------------------------------------------------------------------------------------

*Not Annualized


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)


                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -7.59%          N/A          20.06%
Capital Growth                                              -4.62%         15.55%        12.00%
Competitive Edge "Best Ideas"                               -22.99%         N/A          -1.91%
Dividend Growth                                             -0.66%         10.90%        12.49%
Equity                                                      -18.03%        20.81%        19.94%
European Growth                                             -10.72%        16.10%        15.05%
Global Dividend Growth                                      -8.33%         8.72%          9.08%
High Yield                                                  -37.59%        -6.48%         5.75%
Income Builder                                              -5.71%          N/A           5.72%
Information*                                                  N/A           N/A          -12.27%
Pacific Growth                                              -38.81%       -10.29%        -8.02%
Quality Income Plus                                          5.04%         3.58%          6.43%
S&P 500 Index                                               -15.11%         N/A           5.03%
Short-Term Bond                                             -0.12%          N/A           0.20%
Strategist                                                  -4.25%         12.62%        11.23%
Utilities                                                   -2.89%         12.76%        12.00%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                               -16.61%        12.82%        15.06%
AIM V.I. Growth                                             -26.04%        13.08%        13.23%
AIM V.I. Value                                              -20.29%        12.78%        14.71%
ALLIANCE VARIABLE RODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                   7.35%         17.53%        13.43%
Alliance Growth                                             -23.47%        16.88%        19.44%
Alliance Premier Growth                                     -22.39%         N/A          -8.65%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.17%         N/A          -4.91%
Equity Growth                                               -17.44%         N/A          15.96%
International Magnum                                        -18.11%         N/A           4.14%
Mid Cap Value                                                4.71%          N/A          18.46%
U.S. Real Estate                                            22.94%          N/A           5.62%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                  1.93%         11.82%        12.66%
Putnam VT International Growth                              -15.29%         N/A          16.48%
Putnam VT Voyager                                           -22.15%        16.47%        18.29%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -15.87%        26.69%        27.48%
----------------------------------------------------------------------------------------------------

*Not Annualized

(WITH THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -7.66%          N/A          19.97%
Capital Growth                                              -4.69%         15.37%        11.92%
Competitive Edge "Best Ideas"                               -23.05%         N/A          -2.32%
Dividend Growth                                             -0.73%         10.71%        12.40%
Equity                                                      -18.10%        20.64%        19.85%
European Growth                                             -10.79%        15.92%        14.96%
Global Dividend Growth                                      -11.35%        7.84%          8.51%
High Yield                                                  -37.64%        -6.78%         5.68%
Income Builder                                              -5.78%          N/A           5.45%
Information*                                                  N/A           N/A          -12.28
Pacific Growth                                              -33.51%        -9.16%        -7.03%
Quality Income Plus                                          4.96%         3.36%          6.35%
S&P 500 Index                                               -15.17%         N/A           4.65%
Short-Term Bond                                             -0.20%          N/A           0.13%
Strategist                                                  -4.33%         12.43%        11.15%
Utilities                                                   -2.96%         12.57%        11.92%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                               -16.68%        13.31%        15.41%
AIM V.I. Growth                                             -26.10%        14.51%        14.19%
AIM V.I. Value                                              -29.02%        11.25%        13.74%
ALLIANCDE VARIABLE RODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                   7.27%         17.35%        13.35%
Alliance Growth                                             -23.53%        16.71%        19.35%
Alliance Premier Growth                                     -22.45%         N/A          -8.72%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.21%         N/A          -5.34%
Equity Growth                                               -17.50%         N/A          15.74%
International Magnum                                        -18.17%         N/A           3.77%
Mid Cap Value                                                4.63%          N/A          18.24%
U.S. Real Estate                                            22.84%          N/A           4.68%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                  1.85%         11.62%        12.58%
Putnam VT International Growth                              -15.36%         N/A          16.26%
Putnam VT Voyager                                           -22.21%        16.29%        18.20%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -15.94%        26.53%        27.33%
----------------------------------------------------------------------------------------------------

*Not Annualized

(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                                                      10 Years or
                                                                                         Since
FUND                                                       One Year        5 Year       Inception
---------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -7.86%          N/A          19.72%
Capital Growth                                              -4.89%         15.13%        11.69%
Competitive Edge "Best Ideas"                               -23.21%         N/A          -2.53%
Dividend Growth                                             -0.94%         10.48%        12.17%
Equity                                                      -18.27%        20.40%        19.61%
European Growth                                             -10.98%        15.68%        14.73%
Global Dividend Growth                                      -11.53%        7.62%         8.29%
High Yield                                                  -37.78%        -6.97%        5.46%
Income Builder                                              -5.98%          N/A          5.23%
Information*                                                  N/A           N/A          -12.31
Pacific Growth                                              -33.65%        -9.35%        -7.22%
Quality Income Plus                                          4.74%         3.14%         6.14%
S&P 500 Index                                               -15.35%         N/A          4.43%
Short-Term Bond                                             -0.41%          N/A          -0.09%
Strategist                                                  -4.53%         12.20%        10.92%
Utilities                                                   -3.17%         12.33%        11.69%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                               -16.85%        13.08%        15.18%
AIM V.I. Growth                                             -26.26%        14.27%        13.96%
AIM V.I. Value                                              -29.17%        11.02%        13.51%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                   7.04%         17.11%        13.12%
Alliance Growth                                             -23.69%        16.47%        19.11%
Alliance Premier Growth                                     -22.62%         N/A          -8.91%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.33%         N/A          -5.54%
Equity Growth                                               -17.68%         N/A          15.50%
International Magnum                                        -18.35%         N/A          3.55%
Mid Cap Value                                                4.41%          N/A          18.00%
U.S. Real Estate                                            22.59%          N/A          4.46%
PUTNAM VARIABLE TRUST (CLASS B SHARES)
Putnam VT Growth and Income                                  1.63%         11.39%        12.35%
Putnam VT International Growth                              -15.54%         N/A          16.02%
Putnam VT Voyager                                           -22.38%        16.06%        17.96%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -16.11%        26.27%        27.07%
---------------------------------------------------------------------------------------------------

*Not Annualized

(WITH ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                                       10 Years or
                                                                                          Since
FUND                                                       One Year        5 year       Inception
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -7.56%          N/A           20.10%
Capital Growth                                              -4.59%         15.49%         12.03%
Competitive Edge "Best Ideas"                               -22.96%         N/A           -2.21%
Dividend Growth                                             -0.63%         10.82%         12.52%
Equity                                                      -18.01%        20.77%         19.97%
European Growth                                             -10.69%        16.03%         15.08%
Global Dividend Growth                                      -11.26%        7.95%          8.62%
High Yield                                                  -37.57%        -6.68%         5.78%
Income Builder                                              -5.68%          N/A           5.56%
Information*                                                  N/A           N/A           -12.27
Pacific Growth                                              -33.44%        -9.07%         -6.94%
Quality Income Plus                                          5.07%         3.46%          6.46%
S&P 500 Index                                               -15.08%         N/A           4.76%
Short-Term Bond                                             -0.09%          N/A           0.23%
Strategist                                                  -4.23%         12.55%         11.26%
Utilities                                                   -2.86%         12.68%         12.03%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                               -16.59%        13.42%         15.53%
AIM V.I. Growth                                             -26.02%        14.62%         14.30%
AIM V.I. Value                                              -28.94%        11.36%         13.85%
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                   7.38%         17.47%         13.46%
Alliance Growth                                             -23.45%        16.83%         19.47%
Alliance Premier Growth                                     -22.37%         N/A           -8.62%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.15%         N/A           -5.24%
Equity Growth                                               -17.41%         N/A           15.86%
International Magnum                                        -18.09%         N/A           3.88%
Mid Cap Value                                                4.74%          N/A           18.36%
U.S. Real Estate                                            22.97%          N/A           4.79%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                  1.96%         11.74%         12.69%
Putnam VT International Growth                              -15.27%         N/A           16.38%
Putnam VT Voyager                                           -22.13%        16.41%         18.32%
VANKAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -15.85%        26.66%         27.46%
-----------------------------------------------------------------------------------------------------

*Not Annualized


(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                                        10 Years or
                                                                                          Since
FUND                                                       One Year        5 Year       Inception
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -8.00%          N/A           19.53%
Capital Growth                                              -5.04%         14.96%         11.52%
Competitive Edge "Best Ideas"                               -23.33%         N/A           -2.68%
Dividend Growth                                             -1.10%         10.31%         12.00%
Equity                                                      -18.40%        20.21%         19.42%
European Growth                                             -11.12%        15.50%         14.55%
Global Dividend Growth                                      -11.67%        7.45%          8.13%
High Yield                                                  -37.88%        -7.12%         5.30%
Income Builder                                              -6.13%          N/A           5.07%
Information*                                                  N/A           N/A           -12.33
Pacific Growth                                              -33.75%        -9.49%         -7.36%
Quality Income Plus                                          4.57%         2.98%          5.98%
S&P 500 Index                                               -15.49%         N/A           4.26%
Short-Term Bond                                             -0.56%          N/A           -0.25%
Strategist                                                  -4.68%         12.03%         10.75%
Utilities                                                   -3.32%         12.16%         11.52%
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                               -16.99%        12.90%         15.00%
AIM V.I. Growth                                             -26.38%        14.09%         13.78%
AIM V.I. Value                                              -29.28%        10.85%         13.33%
ALLIANCE VARIABLE RODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                   6.87%         16.93%         12.94%
Alliance Growth                                             -23.82%        16.29%         18.93%
Alliance Premier Growth                                     -22.75%         N/A           -9.06%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -44.43%         N/A           -5.69%
Equity Growth                                               -17.81%         N/A           15.32%
International Magnum                                        -18.48%         N/A           3.39%
Mid Cap Value                                                4.24%          N/A           17.81%
U.S. Real Estate                                            22.39%          N/A           4.30%
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                                  1.47%         11.22%         12.18%
Putnam VT International Growth                              -15.67%         N/A           15.84%
Putnam VT Voyager                                           -22.50%        15.88%         17.78%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -16.25%        26.08%         26.88%
-----------------------------------------------------------------------------------------------------

*Not Annualized

                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT OPTION)

                                                                                      10 Years or
                                                                                        Since
FUND                                                         One Year       5 Year    Inception
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.34%          N/A           22.32%
Capital Growth                                              -0.37%        15.65%          12.00%
Competitive Edge "Best Ideas"                              -18.74%          N/A           -0.58%
Dividend Growth                                             3.59%         11.01%          12.49%
Equity                                                     -13.78%        20.89%          19.94%
European Growth                                             -6.47%        16.19%          15.05%
Global Dividend Growth                                      -4.08%         8.84%          9.08%
High Yield                                                 -33.34%        -6.26%          5.75%
Income Builder                                              -1.46%          N/A           6.26%
Information*                                                 N/A            N/A           -8.02%
Money Market                                                4.32%          3.56%          3.07%
Pacific Growth                                             -34.56%        -10.03%         -8.02%
Quality Income Plus                                         9.29%          3.73%          6.43%
S&P 500 Index                                              -10.86%          N/A           6.22%
Short Term Bond                                             4.13%           N/A           2.74%
Strategist                                                 -0.005%        12.73%          11.23%
Utilities                                                   1.36%         12.86%          12.00%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                    -39.92%          N/A           -4.45%
Equity Growth                                              -13.19%          N/A           16.37%
International Magnum                                       -13.86%          N/A           4.70%
U.S. Real Estate                                            27.19%          N/A           6.19%
VAN KAMPEN LIFE INVDESTMENT TRUST
Van Kampen LIT Emerging Growth                             -11.62%        26.76%          27.53%
-----------------------------------------------------------------------------------------------------
*Not Annualized



(WITH THE ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)

                                                                                       10 Years or
                                                                                         Since
FUND                                                        One Year        5 Year      Inception
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.55%          N/A           22.16%
Capital Growth                                              -0.49%         15.50%         11.85%
Competitive Edge "Best Ideas"                               -18.84%         N/A           -0.71%
Dividend Growth                                              3.46%         10.87%         12.34%
Equity                                                      -13.30%         N/A           16.22%
European Growth                                             -6.59%         16.04%         14.90%
Global Dividend Growth                                      -4.20%         8.70%          8.94%
High Yield                                                  -33.43%        -6.38%         5.62%
Income Builder                                              -1.59%          N/A           6.13%
Information*                                                  N/A           N/A           -8.04%
Money Market                                                 4.19%         3.43%          2.94%
Pacific Growth                                              -34.65%       -10.14%         -8.14%
Quality Income Plus                                          9.15%         3.59%          6.29%
S&P 500 Index                                               -10.97%         N/A           6.08%
Short Term Bond                                              3.91%          N/A           2.61%
Strategist                                                  -0.13%         12.58%         11.09%
Utilities                                                    1.23%         12.71%         11.86%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -40.00%         N/A           -4.57%
Equity Growth                                               -13.90%        20.74%         19.78%
International Magnum                                        -13.97%         N/A           4.56%
U.S. Real Estate                                            27.02%          N/A           6.05%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.73%        26.59%         27.36%
-----------------------------------------------------------------------------------------------------

*Not Annualized


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                                       10 Years or
                                                                                          Since
 FUND                                                       One Year        5 Year      Inception
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                           -3.57%          N/A           22.02%
Capital Growth                                              -0.60%         15.37%         11.73%
Competitive Edge "Best Ideas"                               -18.93%         N/A           -0.56%
Dividend Growth                                              3.35%         10.75%         12.22%
Equity                                                      -13.99%        20.60%         19.65%
European Growth                                             -6.69%         15.91%         14.77%
Global Dividend Growth                                      -4.31%         8.58%          8.82%
High Yield                                                  -33.50%        -6.49%         5.50%
Income Builder                                              -1.69%          N/A           6.01%
Information*                                                  N/A           N/A           -8.05%
Money Market                                                 4.07%         3.31%          2.83%
Pacific Growth                                              -34.72%       -10.24%         -8.25%
Quality Income Plus                                          9.03%         3.48%          6.18%
S&P 500 Index                                               -11.07%         N/A           4.04%
Short Term Bond                                              3.88%          N/A           2.49%
Strategist                                                  -0.24%         12.46%         10.96%
Utilities                                                    1.12%         12.59%         11.73%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                     -40.06%         N/A           -4.68%
Equity Growth                                               -13.39%         N/A           16.09%
International Magnum                                        -14.07%         N/A           4.44%
U.S. Real Estate                                            26.88%          N/A           5.93%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                              -11.83%        26.45%         27.22%
-----------------------------------------------------------------------------------------------------

*Not Annualized

CALCULATION OF ACCUMULATION VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.


QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED
COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


EXPERTS

The financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, as well as the financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

Northbrook Life Insurance Company            Statement of Additional Information
Northbrook Variable Annuity Account II                        Dated May 1, 2001
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and
               Transfers)
Performance Information
Calculation of Accumulation Unit Values
        Calculation of Variable Amount Income Payments
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
Federal Tax Matters
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. , is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing.

We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

        where:

                T         = average annual total return

                ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

                n         = number of years in the period

                1000      = hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) the average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account. No standardized total returns are shown for the Van Kampen Emerging Growth Variable Sub-Account (Class II), which will commence operations on May 17, 2001.

The Variable Annuity 3 Contracts were first offered to the public on June 5, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Variable Annuity 3 Contracts as well as the withdrawal and contract maintenance charges described above.

Contracts with the Enhanced Earnings Death Benefit Plus Option will first be offered to the public on June 18, 2001. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Enhanced Earnings Death Benefit Plus Option reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such features as if they had been available throughout the periods shown, as well as the withdrawal and contract maintenance charge.

Variable Sub-Account Inception Dates:


Variable Sub-Account                                          Date

Morgan Stanley Dean Witter Variable Investment Series:

Quality Income Plus                                          June 5, 2000
High Yield                                                   June 5, 2000
Utilities                                                    June 5, 2000
Dividend Growth                                              June 5, 2000
Equity                                                       June 5, 2000
Strategist                                                   June 5, 2000
Capital Growth                                               June 5, 2000
European Growth                                              June 5, 2000
Global Dividend Growth                                       June 5, 2000
Pacific Growth                                               June 5, 2000
Income Builder                                               June 5, 2000
Information                                                  November 6, 2000
Short-Term  Bond                                             June 5, 2000
Aggressive  Equity                                           June 5, 2000
S&P 500 Index                                                June 5, 2000
Competitive Edge ("Best Ideas")                              June 5, 2000

The Universal Institutional Fund, Inc.:

Equity Growth                                                March 16, 1998
International Magnum                                         March 16, 1998
Emerging Markets Equity                                      March 16, 1998
U.S. Real Estate                                             May 18, 1998
Mid-Cap Value                                                January 31, 2000



Van Kampen Life Investment Trust:

Emerging Growth, Class I                                     March 16, 1998
Emerging Growth, Class II                                    May 17, 2001

AIM Variable Insurance Funds:

Capital Appreciation                                         January 31, 2000
Growth                                                       January 31, 2000
Value                                                        January 31, 2000

Alliance Variable Products Series Fund:

Growth                                                       January 31, 2000
Growth and Income                                            January 31, 2000
Premier Growth                                               January 31, 2000

Putnam Variable Trust:

Growth and Income                                            January 31, 2000
International Growth                                         January 31, 2000
Voyager                                                      January 31, 2000



BASE
                                                                              10 Years or
                                                      One Year     5 Year        Since
                                                                               Inception

Aggressive Equity*                                      N/A          N/A         -9.68%
Capital Growth*                                         N/A          N/A        -10.88%
Competitive Edge "Best Ideas"*                          N/A          N/A        -23.18%
Dividend Growth*                                        N/A          N/A          2.87%
Equity*                                                 N/A          N/A        -13.44%
European Growth*                                        N/A          N/A        -11.22%
Global Dividend Growth*                                 N/A          N/A         -3.05%
High Yield*                                             N/A          N/A        -36.82%
Income Builder*                                         N/A          N/A         -4.72%
Information*                                            N/A          N/A        -12.24%
Pacific Growth*                                         N/A          N/A        -34.90%
Quality Income Plus*                                    N/A          N/A          3.00%
S&P 500 Index*                                          N/A          N/A        -15.62%
Short-Term Bond*                                        N/A          N/A         -1.82%
Strategist*                                             N/A          N/A         -6.93%
Utilities*                                              N/A          N/A         -5.98%

AIM V.I. Capital Appreciation                           N/A          N/A        -15.61%
AIM V.I. Growth                                         N/A          N/A        -26.72%
AIM V.I. Value                                          N/A          N/A        -27.64%

Alliance Growth and Income                              N/A          N/A         11.55%
Alliance Growth                                         N/A          N/A        -20.11%
Alliance Premier Growth                                 N/A          N/A        -18.58%

Morgan Stanley UIF Emerging Markets Equity            -44.03%        N/A        - 8.77%
Morgan Stanley UIF Equity Growth                      -17.24%        N/A          5.66%
Morgan Stanley UIF International Magnum               -17.91%        N/A        - 0.12%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A          8.98%
Morgan Stanley UIF U.S. Real Estate                    23.23%        N/A          1.98%

Putnam VT Growth and Income                             N/A          N/A          5.07%
Putnam VT International Growth                          N/A          N/A        -11.36%
Putnam VT Voyager                                       N/A          N/A        -20.25%

Van Kampen LIT Emerging Growth                        -15.67%        N/A         30.46%
(Class I)

Van Kampen LIT Emerging Growth
(Class II)                                              N/A          N/A          N/A

*Not Annualized

PERFORMANCE DEATH BENEFIT


                                                                             10 Years or
                                                     One Year      5 Year       Since
                                                                              Inception

Aggressive Equity*                                      N/A          N/A        -9.77%
Capital Growth*                                         N/A          N/A       -10.97%
Competitive Edge "Best Ideas"*                          N/A          N/A       -23.25%
Dividend Growth*                                        N/A          N/A         2.78%
Equity*                                                 N/A          N/A       -13.52%
European Growth*                                        N/A          N/A       -11.30%
Global Dividend Growth*                                 N/A          N/A        -3.14%
High Yield*                                             N/A          N/A       -36.88%
Income Builder*                                         N/A          N/A        -4.81%
Information*                                            N/A          N/A       -12.26%
Pacific Growth*                                         N/A          N/A       -34.97%
Quality Income Plus*                                    N/A          N/A         3.23%
S&P 500 Index*                                          N/A          N/A       -15.70%
Short-Term Bond*                                        N/A          N/A        -1.91%
Strategist*                                             N/A          N/A        -7.02%
Utilities*                                              N/A          N/A        -6.07%

AIM V.I. Capital Appreciation                           N/A          N/A       -15.72%
AIM V.I. Growth                                         N/A          N/A       -26.82%
AIM V.I. Value                                          N/A          N/A       -27.74%

Alliance Growth and Income                              N/A          N/A        11.41%
Alliance Growth                                         N/A          N/A       -20.21%
Alliance Premier Growth                                 N/A          N/A       -18.69%

Morgan Stanley UIF Emerging Markets Equity            -44.11%        N/A        -8.90%
Morgan Stanley UIF Equity Growth                      -17.35%        N/A         5.52%
Morgan Stanley UIF International Magnum               -18.02%        N/A        -0.26%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A         8.83%
Morgan Stanley UIF U.S. Real Estate                   23.06%         N/A         1.84%

Putnam VT Growth and Income                             N/A          N/A         4.94%
Putnam VT International Growth                          N/A          N/A       -11.48%
Putnam VT Voyager                                       N/A          N/A       -20.35%

Van Kampen LIT Emerging Growth (Class I)              -15.78%        N/A        30.28%

Van Kampen LIT Emerging Growth
Class II
                                                        N/A          N/A         N/A


*Not Annualized

DEATH BENEFIT COMBINATION OPTION

                                                                                 10 Years or
                                                         One Year      5 Year       Since
                                                                                  Inception

Aggressive Equity*                                         N/A          N/A         -9.84%
Capital Growth*                                            N/A          N/A        -11.04%
Competitive Edge "Best Ideas"*                             N/A          N/A        -23.31%
Dividend Growth*                                           N/A          N/A          2.70%
Equity*                                                    N/A          N/A        -13.59%
European Growth*                                           N/A          N/A        -11.37%
Global Dividend Growth*                                    N/A          N/A         -3.22%
High Yield*                                                N/A          N/A        -36.93%
Income Builder*                                            N/A          N/A         -4.89%
Information*                                               N/A          N/A        -12.27%
Pacific Growth*                                            N/A          N/A        -35.02%
Quality Income Plus*                                       N/A          N/A          3.15%
S&P 500 Index*                                             N/A          N/A        -15.77%
Short-Term Bond*                                           N/A          N/A         -1.98%
Strategist*                                                N/A          N/A         -7.09%
Utilities*                                                 N/A          N/A         -6.14%

AIM V.I. Capital Appreciation                              N/A          N/A        -15.81%
AIM V.I. Growth                                            N/A          N/A        -26.91%
AIM V.I. Value                                             N/A          N/A        -26.91%

Alliance Growth and Income                                 N/A          N/A         11.29%
Alliance Growth                                            N/A          N/A        -20.30%
Alliance Premier Growth                                    N/A          N/A        -18.78%

Morgan Stanley UIF Emerging Markets Equity               -44.18%        N/A         -9.01%
Morgan Stanley UIF Equity Growth                         -17.45%        N/A          5.40%
Morgan Stanley UIF International Magnum                  -18.12%        N/A         -0.37%
Morgan Stanley UIF Mid Cap Value                           N/A          N/A          8.70%
Morgan Stanley UIF U.S. Real Estate                       22.92%        N/A          1.72%

Putnam VT Growth and Income                                N/A          N/A          4.83%
Putnam VT International Growth                             N/A          N/A        -11.57%
Putnam VT Voyager                                          N/A          N/A        -20.44%

Van Kampen LIT Emerging Growth                           -15.88%        N/A         30.13%
(Class I)
Van Kampen LIT Emerging Growth
Class II                                                   N/A          N/A          N/A

*Not Annualized

INCOME BENEFIT COMBINATION 2

                                                                              10 Years or
                                                                                 Since
                                                      One Year      5 Year     Inception

Aggressive Equity*                                        N/A         N/A         -9.88%
Capital Growth*                                           N/A         N/A        -11.07%
Competitive Edge "Best Ideas"*                            N/A         N/A        -23.34%
Dividend Growth*                                          N/A         N/A          2.65%
Equity*                                                   N/A         N/A        -13.62%
European Growth*                                          N/A         N/A        -11.41%
Global Dividend Growth*                                   N/A         N/A         -3.26%
High Yield*                                               N/A         N/A        -36.96%
Income Builder*                                           N/A         N/A         -4.93%
Information*                                              N/A         N/A        -12.28%
Pacific Growth*                                           N/A         N/A        -35.05%
Quality Income Plus*                                      N/A         N/A          3.11%
S&P 500 Index*                                            N/A         N/A        -15.80%
Short-Term Bond*                                          N/A         N/A         -2.02%
Strategist*                                               N/A         N/A         -7.13%
Utilities*                                                N/A         N/A         -6.18%

AIM V.I. Capital Appreciation                             N/A         N/A        -15.86%
AIM V.I. Growth                                           N/A         N/A        -26.95%
AIM V.I. Value                                            N/A         N/A        -27.86%

Alliance Growth and Income                                N/A         N/A         11.23%
Alliance Growth                                           N/A         N/A        -20.35%
Alliance Premier Growth                                   N/A         N/A        -18.82%

Morgan Stanley UIF Emerging Markets Equity             -44.21%        N/A         -9.07%
Morgan Stanley UIF Equity Growth                       -17.50%        N/A          5.33%
Morgan Stanley UIF International Magnum                -18.17%        N/A         -0.44%
Morgan Stanley UIF Mid Cap Value                          N/A         N/A          8.63%
Morgan Stanley UIF U.S. Real Estate                     22.84%        N/A          1.66%

Putnam VT Growth and Income                               N/A         N/A          4.77%
Putnam VT International Growth                            N/A         N/A        -11.62%
Putnam VT Voyager                                         N/A         N/A        -20.49%

Van Kampen LIT Emerging Growth                         -15.94%        N/A         30.05%
(Clas I)

Van Kampen LIT Emerging Growth                            N/A         N/A          N/A
Class II

*Not Annualized






INCOME AND DEATH BENEFIT COMBINATION 2

                                                                              10 Years or
                                                                                 Since
                                                      One Year      5 Year     Inception

Aggressive Equity*                                      N/A          N/A        -10.00%
Capital Growth*                                         N/A          N/A        -11.20%
Competitive Edge "Best Ideas"*                          N/A          N/A        -23.45%
Dividend Growth*                                        N/A          N/A          2.51%
Equity*                                                 N/A          N/A        -13.75%
European Growth*                                        N/A          N/A        -11.54%
Global Dividend Growth*                                 N/A          N/A         -3.39%
High Yield*                                             N/A          N/A        -37.05%
Income Builder*                                         N/A          N/A         -5.06%
Information*                                            N/A          N/A        -12.31%
Pacific Growth*                                         N/A          N/A        -35.14%
Quality Income Plus*                                    N/A          N/A          2.96%
S&P 500 Index*                                          N/A          N/A        -15.92%
Short-Term Bond*                                        N/A          N/A         -2.16%
Strategist*                                             N/A          N/A         -7.26%
Utilities*                                              N/A          N/A         -6.31%

AIM V.I. Capital Appreciation                           N/A          N/A        -16.03%
AIM V.I. Growth                                         N/A          N/A        -27.11%
AIM V.I. Value                                          N/A          N/A        -28.00%

Alliance Growth and Income                              N/A          N/A         11.01%
Alliance Growth                                         N/A          N/A        -20.50%
Alliance Premier Growth                                 N/A          N/A        -18.98%

Morgan Stanley UIF Emerging Markets Equity            -44.33%        N/A         -9.26%
Morgan Stanley UIF Equity Growth                      -17.68%        N/A          5.11%
Morgan Stanley UIF International Magnum               -18.35%        N/A         -0.65%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A          8.40%
Morgan Stanley UIF U.S. Real Estate                    22.59%        N/A          1.44%

Putnam VT Growth and Income                             N/A          N/A          4.56%
Putnam VT International Growth                          N/A          N/A        -11.80%
Putnam VT Voyager                                       N/A          N/A        -20.64%

Van Kampen LIT Emerging Growth                        -16.11%        N/A         29.78%
Class I
Van Kampen LIT Emerging Growth
Class II                                                N/A          N/A          N/A

*Not Annualized


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONRACT OWNER (OR ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75)

                                                                              10 Years or
                                                                                 Since
                                                       One Year     5 Year     Inception

Aggressive Equity*                                        N/A          N/A         -9.91%
Capital Growth*                                           N/A          N/A        -11.10%
Competitive Edge "Best Ideas"*                            N/A          N/A        -23.37%
Dividend Growth*                                          N/A          N/A          2.62%
Equity*                                                   N/A          N/A        -13.65%
European Growth*                                          N/A          N/A        -11.44%
Global Dividend Growth*                                   N/A          N/A         -3.29%
High Yield*                                               N/A          N/A        -36.98%
Income Builder*                                           N/A          N/A         -4.96%
Information*                                              N/A          N/A        -12.29%
Pacific Growth*                                           N/A          N/A        -35.07%
Quality Income Plus*                                      N/A          N/A          3.07%
S&P 500 Index*                                            N/A          N/A        -15.83%
Short-Term Bond*                                          N/A          N/A         -2.06%
Strategist*                                               N/A          N/A         -7.16%
Utilities*                                                N/A          N/A         -6.21%

AIM V.I. Capital Appreciation                             N/A          N/A        -15.90%
AIM V.I. Growth                                           N/A          N/A        -26.99%
AIM V.I. Value                                            N/A          N/A        -27.89%

Alliance Growth and Income                                N/A          N/A         11.17%
Alliance Growth                                           N/A          N/A        -20.39%
Alliance Premier Growth                                   N/A          N/A        -18.86%

Morgan Stanley UIF Emerging Markets Equity              -44.24%        N/A         -9.11%
Morgan Stanley UIF Equity Growth                        -17.54%        N/A          5.27%
Morgan Stanley UIF International Magnum                 -18.22%        N/A         -0.49%
Morgan Stanley UIF Mid Cap Value                          N/A          N/A          8.58%
Morgan Stanley UIF U.S. Real Estate                      22.78%        N/A          1.61%

Putnam VT Growth and Income                               N/A          N/A          4.71%
Putnam VT International Growth                            N/A          N/A        -11.67%
Putnam VT Voyager                                         N/A          N/A        -20.53%

Van Kampen LIT Emerging Growth, Class I                -15.98%         N/A         29.99%
Van Kampen LIT Emerging Growth, Class II                  N/A          N/A          N/A



*Not Annualized








ENHANCED  EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONRACT OWNER (OR ANNUITANT
IF THE CONTRACT OWNER IS A NON-NATURAL  PERSON) IS AGE 66-75) AND THE INCOME AND
DEATH BENEFIT COMBINATION OPTION 2)

                                                                              10 Years or
                                                                                 Since
                                                       One Year     5 Year     Inception

Aggressive Equity*                                       N/A          N/A        -10.23%
Capital Growth*                                          N/A          N/A        -11.42%
Competitive Edge "Best Ideas"*                           N/A          N/A        -23.64%
Dividend Growth*                                         N/A          N/A          2.26%
Equity*                                                  N/A          N/A        -13.96%
European Growth*                                         N/A          N/A        -11.76%
Global Dividend Growth*                                  N/A          N/A         -3.63%
High Yield*                                              N/A          N/A        -37.21%
Income Builder*                                          N/A          N/A         -5.30%
Information*                                             N/A          N/A        -12.35%
Pacific Growth*                                          N/A          N/A        -35.31%
Quality Income Plus*                                     N/A          N/A          2.71%
S&P 500 Index*                                           N/A          N/A        -16.13%
Short-Term Bond*                                         N/A          N/A         -2.41%
Strategist*                                              N/A          N/A         -7.49%
Utilities*                                               N/A          N/A         -6.54%

AIM V.I. Capital Appreciation                            N/A          N/A        -16.32%
AIM V.I. Growth                                          N/A          N/A        -27.39%
AIM V.I. Value                                           N/A          N/A        -28.25%

Alliance Growth and Income                               N/A          N/A         10.64%
Alliance Growth                                          N/A          N/A        -20.78%
Alliance Premier Growth                                  N/A          N/A        -19.26%

Morgan Stanley UIF Emerging Markets Equity             -44.55%        N/A         -9.60%
Morgan Stanley UIF Equity Growth                       -17.98%        N/A          4.72%
Morgan Stanley UIF International Magnum                -18.65%        N/A         -1.02%
Morgan Stanley UIF Mid Cap Value                         N/A          N/A          8.00%
Morgan Stanley UIF U.S. Real Estate                     22.14%        N/A          1.07%

Putnam VT Growth and Income                              N/A          N/A          4.21%
Putnam VT International Growth                           N/A          N/A        -12.10%
Putnam VT Voyager                                        N/A          N/A        -20.92%

Van Kampen LIT Emerging Growth, Class I                -16.43%        N/A         29.31%
Van Kampen LIT Emerging Growth , Class II                N/A          N/A          N/A


*Not Annualized



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge as well as the contract maintenance charge. However, these rates of return do not reflect, withdrawal charges or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return =
                                   (1+r)1/n-1

        where:  r = cumulative rate of return for the period shown, and

                n =    number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized average annual total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No non-standardized total returns are shown for the Money Market Variable Sub-Account. No non-standardized total returns are shown for the Van Kampen Emerging Growth Variable Sub-Account (Class II), which will commence operations on May 17, 2001.

The Variable Annuity 3 Contracts were first offered to the public on June 5, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Variable Annuity 3 Contracts, excluding the withdrawal charge but including the contract maintenance charges.

Contracts with the Enhanced Earnings Death Benefit Plus Option will first be offered to the public on June 18, 2001. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Enhanced Earnings Death Benefit Plus Option reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for this feature as if it had been available throughout the periods shown, excluding the withdrawal charge but including the contract maintenance charge.

The inception dates of each Variable Sub-Account appears under "Standardized Total Returns" above.



BASE

                                                                              10 Years or
                                                                                 Since
                                                      One Year     5 Year      Inception

Aggressive Equity*                                      N/A          N/A        -4.53%
Capital Growth*                                         N/A          N/A        -5.73%
Competitive Edge "Best Ideas"*                          N/A          N/A       -18.02%
Dividend Growth*                                        N/A          N/A         8.02%
Equity*                                                 N/A          N/A        -8.28%
European Growth*                                        N/A          N/A        -6.07%
Global Dividend Growth*                                 N/A          N/A         2.10%
High Yield*                                             N/A          N/A       -31.67%
Income Builder*                                         N/A          N/A         0.43%
Information*                                            N/A          N/A        -7.08%
Pacific Growth*                                         N/A          N/A       -29.75%
Quality Income Plus*                                    N/A          N/A         8.48%
S&P 500 Index*                                          N/A          N/A       -10.47%
Short-Term Bond*                                        N/A          N/A         3.34%
Strategist*                                             N/A          N/A        -1.78%
Utilities*                                              N/A          N/A        -0.82%

AIM V.I. Capital Appreciation                           N/A          N/A       -10.46%
AIM V.I. Growth                                         N/A          N/A       -21.56%
AIM V.I. Value                                          N/A          N/A       -22.49%

Alliance Growth and Income                              N/A          N/A        16.71%
Alliance Growth                                         N/A          N/A       -14.96%
Alliance Premier Growth                                 N/A          N/A       -13.43%

Morgan Stanley UIF Emerging Markets Equity            -39.73%        N/A        -6.94%
Morgan Stanley UIF Equity Growth                      -12.93%        N/A         7.07%
Morgan Stanley UIF International Magnum               -13.61%        N/A         1.44%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A        14.68%
Morgan Stanley UIF U.S. Real Estate                    27.53%        N/A         3.60%

Putnam VT Growth and Income                             N/A          N/A        10.22%
Putnam VT International Growth                          N/A          N/A        -6.21%
Putnam VT Voyager                                       N/A          N/A       -15.10%

Van Kampen LIT Emerging Growth (Class I)              -11.36%        N/A        31.41%
Van Kampen LIT Emerging Growth
Class II                                                N/A          N/A          N/A


*Not Annualized


PERFORMANCE DEATH BENEFIT

                                                                             10 Years or
                                                                                Since
                                                     One Year      5 Year     Inception

Aggressive Equity*                                      N/A          N/A         -4.61%
Capital Growth*                                         N/A          N/A         -5.81%
Competitive Edge "Best Ideas"*                          N/A          N/A        -18.09%
Dividend Growth*                                        N/A          N/A          7.93%
Equity*                                                 N/A          N/A         -8.36%
European Growth*                                        N/A          N/A         -6.15%
Global Dividend Growth*                                 N/A          N/A          2.01%
High Yield*                                             N/A          N/A        -31.73%
Income Builder*                                         N/A          N/A          0.34%
Information*                                            N/A          N/A         -7.10%
Pacific Growth*                                         N/A          N/A        -29.81%
Quality Income Plus*                                    N/A          N/A          8.39%
S&P 500 Index*                                          N/A          N/A        -10.55%
Short-Term Bond*                                        N/A          N/A          3.25%
Strategist*                                             N/A          N/A         -1.86%
Utilities*                                              N/A          N/A         -0.91%

AIM V.I. Capital Appreciation                           N/A          N/A        -10.57%
AIM V.I. Growth                                         N/A          N/A        -21.66%
AIM V.I. Value                                          N/A          N/A        -22.58%

Alliance Growth and Income                              N/A          N/A         16.57%
Alliance Growth                                         N/A          N/A        -15.06%
Alliance Premier Growth                                 N/A          N/A        -13.53%

Morgan Stanley UIF Emerging Markets Equity            -39.80%        N/A         -7.07%
Morgan Stanley UIF Equity Growth                      -13.05%        N/A          6.93%
Morgan Stanley UIF International Magnum               -13.72%        N/A          1.31%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A         14.53%
Morgan Stanley UIF U.S. Real Estate                    27.37%        N/A          3.46%

Putnam VT Growth and Income                             N/A          N/A         10.09%
Putnam VT International Growth                          N/A          N/A         -6.32%
Putnam VT Voyager                                       N/A          N/A        -15.20%

Van Kampen LIT Emerging Growth                        -11.48%        N/A         31.24%
(Class I)
Van Kampen LIT Emerging Growth
(Class II)                                              N/A         N/A          N/A


*Not Annualized

DEATH BENEFIT COMBINATION OPTION

                                                                                 10 Years or
                                                                                    Since
                                                         One Year      5 Year     Inception

Aggressive Equity*                                         N/A          N/A         -4.68%
Capital Growth*                                            N/A          N/A         -5.88%
Competitive Edge "Best Ideas"*                             N/A          N/A        -18.15%
Dividend Growth*                                           N/A          N/A          7.85%
Equity*                                                    N/A          N/A         -8.43%
European Growth*                                           N/A          N/A         -6.22%
Global Dividend Growth*                                    N/A          N/A          1.94%
High Yield*                                                N/A          N/A        -31.78%
Income Builder*                                            N/A          N/A          0.27%
Information*                                               N/A          N/A         -7.12%
Pacific Growth*                                            N/A          N/A        -29.86%
Quality Income Plus*                                       N/A          N/A          8.31%
S&P 500 Index*                                             N/A          N/A        -10.61%
Short-Term Bond*                                           N/A          N/A          3.17%
Strategist*                                                N/A          N/A         -1.94%
Utilities*                                                 N/A          N/A         -0.98%

AIM V.I. Capital Appreciation                              N/A          N/A        -10.66%
AIM V.I. Growth                                            N/A          N/A        -21.75%
AIM V.I. Value                                             N/A          N/A        -22.66%

Alliance Growth and Income                                 N/A          N/A         16.45%
Alliance Growth                                            N/A          N/A        -15.14%
Alliance Premier Growth                                    N/A          N/A        -13.62%

Morgan Stanley UIF Emerging Markets Equity               -39.87%        N/A         -7.17%
Morgan Stanley UIF Equity Growth                         -13.14%        N/A          6.81%
Morgan Stanley UIF International Magnum                  -13.82%        N/A          1.19%
Morgan Stanley UIF Mid Cap Value                           N/A          N/A         14.40%
Morgan Stanley UIF U.S. Real Estate                       27.22%        N/A          3.35%

Putnam VT Growth and Income                                N/A          N/A          9.98%
Putnam VT International Growth                             N/A          N/A         -6.42%
Putnam VT Voyager                                          N/A          N/A        -15.29%

Van Kampen LIT Emerging Growth                           -11.58%        N/A         31.09%
(Class I)
Van Kampen LIT Emerging Growth                             N/A          N/A          N/A
(Class II)


*Not Annualized

INCOME BENEFIT COMBINATION 2

                                                                              10 Years or
                                                                                 Since
                                                      One Year      5 Year     Inception

Aggressive Equity*                                        N/A         N/A         -4.72%
Capital Growth*                                           N/A         N/A         -5.92%
Competitive Edge "Best Ideas"*                            N/A         N/A        -18.19%
Dividend Growth*                                          N/A         N/A          7.81%
Equity*                                                   N/A         N/A         -8.47%
European Growth*                                          N/A         N/A         -6.26%
Global Dividend Growth*                                   N/A         N/A          1.90%
High Yield*                                               N/A         N/A        -31.81%
Income Builder*                                           N/A         N/A          0.23%
Information*                                              N/A         N/A         -7.12%
Pacific Growth*                                           N/A         N/A        -29.89%
Quality Income Plus*                                      N/A         N/A          8.26%
S&P 500 Index*                                            N/A         N/A        -10.65%
Short-Term Bond*                                          N/A         N/A          3.13%
Strategist*                                               N/A         N/A         -1.98%
Utilities*                                                N/A         N/A         -1.02%

AIM V.I. Capital Appreciation                             N/A         N/A        -10.71%
AIM V.I. Growth                                           N/A         N/A        -21.80%
AIM V.I. Value                                            N/A         N/A        -22.70%

Alliance Growth and Income                                N/A         N/A         16.38%
Alliance Growth                                           N/A         N/A        -15.19%
Alliance Premier Growth                                   N/A         N/A        -13.67%

Morgan Stanley UIF Emerging Markets Equity             -39.91%        N/A         -7.23%
Morgan Stanley UIF Equity Growth                       -13.20%        N/A          6.75%
Morgan Stanley UIF International Magnum                -13.87%        N/A          1.13%
Morgan Stanley UIF Mid Cap Value Por                      N/A         N/A         14.33%
Morgan Stanley UIF U.S. Real Estate                     27.15%        N/A          3.28%

Putnam VT Growth and Income                               N/A         N/A          9.92%
Putnam VT International Growth                            N/A         N/A         -6.47%
Putnam VT Voyager                                         N/A         N/A        -15.33%

Van Kampen LIT Emerging Growth                         -11.63%        N/A         31.01%
(Class I)
Van Kampen LIT Emerging Growth                            N/A         N/A          N/A
Class II

*Not Annualized


INCOME AND DEATH BENEFIT COMBINATION 2

                                                                              10 Years or
                                                                                 Since
                                                      One Year      5 Year     Inception

Aggressive Equity*                                      N/A          N/A         -4.85%
Capital Growth*                                         N/A          N/A         -6.05%
Competitive Edge "Best Ideas"*                          N/A          N/A        -18.30%
Dividend Growth*                                        N/A          N/A          7.66%
Equity*                                                 N/A          N/A         -8.59%
European Growth*                                        N/A          N/A         -6.38%
Global Dividend Growth*                                 N/A          N/A          1.76%
High Yield*                                             N/A          N/A        -31.90%
Income Builder*                                         N/A          N/A          0.09%
Information*                                            N/A          N/A         -7.15%
Pacific Growth*                                         N/A          N/A        -29.99%
Quality Income Plus*                                    N/A          N/A          8.12%
S&P 500 Index*                                          N/A          N/A        -10.77%
Short-Term Bond*                                        N/A          N/A          2.99%
Strategist*                                             N/A          N/A         -2.11%
Utilities*                                              N/A          N/A         -1.16%

AIM V.I. Capital Appreciation                           N/A          N/A        -10.87%
AIM V.I. Growth                                         N/A          N/A        -21.96%
AIM V.I. Value                                          N/A          N/A        -22.85%

Alliance Growth and Income                              N/A          N/A         16.17%
Alliance Growth                                         N/A          N/A        -15.35%
Alliance Premier Growth                                 N/A          N/A        -13.83%

Morgan Stanley UIF Emerging Markets Equity            -40.03%        N/A         -7.42%
Morgan Stanley UIF Equity Growth                      -13.37%        N/A          6.53%
Morgan Stanley UIF International Magnum               -14.04%        N/A          0.93%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A         14.10%
Morgan Stanley UIF U.S. Real Estate                    26.89%        N/A          3.07%

Putnam VT Growth and Income                             N/A          N/A          9.72%
Putnam VT International Growth                          N/A          N/A         -6.64%
Putnam VT Voyager                                       N/A          N/A        -15.49%

Van Kampen LIT Emerging Growth                        -11.81%        N/A         30.75%
(Class I)
Van Kampen LIT Emerging Growth                          N/A          N/A          N/A
Class II

* Not Annualized


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONRACT OWNER (OR ANNUITANT
IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75)


                                                                              10 Years or
                                                                                 Since
                                                      One Year      5 Year     Inception

Aggressive Equity*                                        N/A         N/A         -4.75%
Capital Growth*                                           N/A         N/A         -5.95%
Competitive Edge "Best Ideas*                             N/A         N/A        -18.21%
Dividend Growth*                                          N/A         N/A          7.77%
Equity*                                                   N/A         N/A         -8.50%
European Growth*                                          N/A         N/A         -6.29%
Global Dividend Growth*                                   N/A         N/A          1.86%
High Yield*                                               N/A         N/A        -31.83%
Income Builder*                                           N/A         N/A          0.19%
Information *                                             N/A         N/A         -7.13%
Pacific Growth*                                           N/A         N/A        -29.92%
Quality Income Plus*                                      N/A         N/A          8.23%
S&P 500 Index*                                            N/A         N/A        -10.68%
Short-Term Bond*                                          N/A         N/A          3.10%
Strategist*                                               N/A         N/A         -2.01%
Utilities*                                                N/A         N/A         -1.06%

AIM V.I. Capital Appreciation                             N/A         N/A        -10.75%
AIM V.I. Growth                                           N/A         N/A        -21.84%
AIM V.I. Value                                            N/A         N/A        -22.74%

Alliance Growth and Income                                N/A         N/A         16.33%
Alliance Growth                                           N/A         N/A        -15.23%
Alliance Premier Growth                                   N/A         N/A        -13.71%

Morgan Stanley UIF Emerging Markets Equity              -39.94%       N/A         -7.27%
Morgan Stanley UIF Equity Growth                        -13.24%       N/A          6.69%
Morgan Stanley UIF International Magnum                 -13.91%       N/A          1.08%
Morgan Stanley UIF Mid Cap Value                          N/A         N/A         14.27%
Morgan Stanley UIF U.S. Real Estate                      27.08%       N/A          3.23%

Putnam VT Growth and Income                               N/A         N/A          9.87%
Putnam VT International Growth                            N/A         N/A         -6.51%
Putnam VT Voyager                                         N/A         N/A        -15.37%

Van Kampen LIT Emerging Growth                          -11.68%       N/A         30.95%
Class I
Van Kampen LIT Emerging Growth                            N/A         N/A          N/A
Class II

*Not Annualized


ENHANCED  EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONRACT OWNER (OR ANNUITANT
IF THE CONTRACT OWNER IS A NON-NATURAL  PERSON) IS AGE 66-75) AND THE INCOME AND
DEATH BENEFIT COMBINATION OPTION 2)

                                                                              10 Years or
                                                                                 Since
                                                      One Year      5 Year     Inception


Aggressive Equity*                                       N/A          N/A         -5.07%
Capital Growth*                                          N/A          N/A         -6.27%
Competitive Edge "Best Ideas"*                           N/A          N/A        -18.49%
Dividend Growth*                                         N/A          N/A          7.41%
Equity*                                                  N/A          N/A         -8.81%
European Growth*                                         N/A          N/A         -6.60%
Global Dividend Growth*                                  N/A          N/A          1.52%
High Yield*                                              N/A          N/A        -32.06%
Income Builder*                                          N/A          N/A         -0.14%
Information*                                             N/A          N/A         -7.20%
Pacific Growth*                                          N/A          N/A        -30.15%
Quality Income Plus*                                     N/A          N/A          7.86%
S&P 500 Index*                                           N/A          N/A        -10.98%
Short-Term Bond*                                         N/A          N/A          2.75%
Strategist*                                              N/A          N/A         -2.34%
Utilities*                                               N/A          N/A         -1.39%

AIM V.I. Capital Appreciation                            N/A          N/A        -11.16%
AIM V.I. Growth                                          N/A          N/A        -22.23%
AIM V.I. Value                                           N/A          N/A        -23.10%

Alliance Growth and Income                               N/A          N/A         15.79%
Alliance Growth                                          N/A          N/A        -15.62%
Alliance Premier Growth                                  N/A          N/A        -14.11%

Morgan Stanley UIF Emerging Markets Equity             -40.24%        N/A         -7.75%
Morgan Stanley UIF Equity Growth                       -13.68%        N/A          6.15%
Morgan Stanley UIF International Magnum                -14.35%        N/A          0.57%
Morgan Stanley UIF Mid Cap Value                         N/A          N/A         13.69%
Morgan Stanley UIF U.S. Real Estate                     26.44%        N/A          2.71%

Putnam VT Growth and Income                              N/A          N/A          9.36%
Putnam VT International Growth                           N/A          N/A         -6.95%
Putnam VT Voyager                                        N/A          N/A        -15.76%

Van Kampen LIT Emerging Growth, Class I                -12.12%        N/A         30.28%
Van Kampen LIT Emerging Growth, Class II                 N/A          N/A          N/A

*Not Annualized



ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

Where the returns included in the following tables give effect to the Enhanced Earnings Death Benefit Plus Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                        Inception Date of

Variable Sub-Account                                 Corresponding Portfolio

--------------------                                -----------------------
High Yield*                                          March 9, 1984
Equity*                                              March 9, 1984
Quality Income Plus*                                 March 1, 1987
Strategist*                                          March 1, 1987
Dividend Growth*                                     March 1, 1990
Utilities*                                           March 1, 1990
European Growth*                                     March 1, 1990
Capital Growth*                                      March 1, 1991
Pacific Growth*                                      March 1, 1991
Global Dividend Growth*                              February 24, 1997
Income Builder*                                      February 24, 1997
Information                                          November 6, 2000
Equity Growth                                        January 2, 1997
International Magnum                                 January 2, 1997
Emerging Markets Equity                              January 21, 1997
Mid-Cap Value                                        January 2, 1997
U.S. Real Estate                                     March 4, 1997
Competitive Edge ("Best  Ideas")*                    May 18, 1998
S&P 500 Index*                                       May 18, 1998
Short-Term Bond*                                     May 2, 1999
Aggressive Equity*                                   May 1, 1999
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I. Value                                       May 5, 1993
Alliance Growth**                                    September 15, 1994
Alliance Growth and Income**                         January 14, 1991
Alliance Premier Growth**                            July 14, 1999
Putnam VT Growth and Income***                       February 1, 1988
Putnam VT International Growth***                    January 2, 1997
Putnam VT Voyager***                                 February 1, 1988
Van Kampen LIT Emerging Growth (Class I)             July 3, 1995
Van Kampen LIT Emerging Growth, Class II****         July 3, 1995


* The Portfolio's Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on June 5, 2000. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

** The Portfolios' Class B shares (12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios' are as shown above.

*** The Portfolios' Class IB shares ("12b-1 Class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998 and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1A shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

****The Van Kampen Emerging Growth Fund (Class II) shares corresponding to this Variable Sub-Account will be first offered on May 17, 2001. For periods prior to that date, the performance shown is based on the historical performance of the Fund's Class I shares (the non-12b-1 class). The inception date for the Fund is shown above.

BASE

                                                                                       10 Years or
                                                                                          Since
                                                                One Year     5 Year     Inception*

Aggressive Equity*                                               -7.50%        N/A        20.24%
Capital Growth*                                                  -4.53%      15.69%       12.24%
Competitive Edge "Best Ideas"*                                  -22.96%        N/A        -2.08%
Dividend Growth*                                                 -0.56%      11.02%       12.73%
Equity*                                                         -17.94%      20.98%       20.20%
European Growth*                                                -10.65%      16.24%       15.29%
Global Dividend Growth*                                          -8.26%       8.82%        9.31%
High Yield*                                                     -37.53%      -6.51%        5.99%
Income Builder*                                                  -5.64%        N/A         5.74%
Information*                                                       N/A         N/A       -12.24%**
Pacific Growth*                                                  -38.66%     -10.34%      -7.81%
Quality Income Plus*                                               5.08%       3.64%       6.66%
S&P 500 Index*                                                   -14.98%       N/A         4.95%
Short-Term Bond*                                                  -0.08%       N/A         0.32%
Strategist*                                                       -4.16%     12.75%       11.47%
Utilities*                                                        -2.74%     12.89%       12.25%

AIM V.I. Capital Appreciation                                    -16.41%     13.66%       15.76%
AIM V.I. Growth                                                  -25.87%     14.86%       14.54%
AIM V.I. Value                                                   -28.79%     11.59%       14.09%

Alliance Growth and Income*                                        7.61%     17.71%       13.69%
Alliance Growth*                                                 -23.28%     17.07%       19.71%
Alliance Premier Growth*                                         -22.20%       N/A        -8.43%

Morgan Stanley UIF Emerging Markets Equity                       -44.03%       N/A        -5.04%
Morgan Stanley UIF Equity Growth                                 -17.24%       N/A        16.10%
Morgan Stanley UIF International Magnum                          -17.91%       N/A         4.10%
Morgan Stanley UIF Mid Cap Value                                   4.96%       N/A        18.61%
Morgan Stanley UIF U.S. Real Estate                               23.23%        N/A        5.01%

Putnam VT Growth and Income*                                       2.17%     11.97%       12.92%
Putnam VT International Growth*                                  -15.09%       N/A        16.62%
Putnam VT Voyager*                                               -21.96%     16.65%       18.56%

Van Kampen LIT Emerging Growth Class II                          -15.73%     26.90%       27.70%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not Annualized

PERFORMANCE DEATH BENEFIT

                                                                                         10 Years
                                                                                         or Since
                                                                One Year      5 Year     Inception*


Aggressive Equity*                                               -7.63%        N/A        20.08%
Capital Growth*                                                  -4.66%       15.54%      12.09%
Competitive Edge "Best Ideas"*                                  -23.07%        N/A        -2.22%
Dividend Growth*                                                 -0.70%       10.87%      12.58%
Equity*                                                         -18.05%       20.82%      20.04%
European Growth*                                                -10.77%       16.08%      15.14%
Global Dividend Growth*                                          -8.39%        8.68%       9.17%
High Yield*                                                     -37.62%       -6.64%       5.85%
Income Builder*                                                  -5.77%        N/A         5.60%
Information*                                                       N/A         N/A       -12.26%**
Pacific Growth*                                                 -38.75%      -10.46%      -7.94%
Quality Income Plus*                                              4.94%        3.50%       6.52%
S&P 500 Index*                                                   -15.10%       N/A         4.80%
Short-Term Bond*                                                  -0.22%       N/A         0.18%
Strategist*                                                       -4.30%      12.60%      11.33%
Utilities*                                                        -2.87%      12.74%      12.10%

AIM V.I. Capital Appreciation                                    -16.53%      13.51%      15.61%
AIM V.I. Growth                                                  -25.97%      14.71%      14.39%
AIM V.I. Value                                                   -28.89%      11.44%      13.93%

Alliance Growth and Income*                                        7.46%      17.55%      13.54%
Alliance Growth*                                                 -23.39%      16.91%      19.56%
Alliance Premier Growth*                                         -22.31%       N/A        -8.55%

Morgan Stanley UIF Emerging Markets Equity                       -44.11%       N/A        -5.17%
Morgan Stanley UIF Equity Growth                                 -17.35%       N/A        15.94%
Morgan Stanley UIF International Magnum                          -18.02%       N/A         3.96%
Morgan Stanley UIF Mid Cap Value                                   4.81%       N/A        18.45%
Morgan Stanley UIF U.S. Real Estate                               23.06%       N/A         4.87%

Putnam VT Growth and Income*                                       2.03%      11.82%      12.77%
Putnam VT International Growth*                                  -15.20%       N/A        16.46%
Putnam VT Voyager*                                               -22.07%      16.50%      18.41%

Van Kampen LIT Emerging Growth                                   -15.85%      26.73%      27.54%
Class II



+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not Annualized

DEATH BENEFIT COMBINATION OPTION

                                                                                    10 Years or
                                                                                       Since
                                                             One Year     5 Year     Inception*


Aggressive Equity*                                            -7.74%        N/A        19.94%
Capital Growth*                                               -4.77%      15.41%       11.97%
Competitive Edge "Best Ideas"*                               -23.16%        N/A        -2.33%
Dividend Growth*                                              -0.81%      10.74%       12.46%
Equity*                                                      -18.15%      20.69%       19.91%
European Growth*                                             -10.88%      15.95%       15.01%
Global Dividend Growth*                                       -8.49%       8.55%        9.05%
High Yield*                                                  -37.69%      -6.74%        5.73%
Income Builder*                                               -5.88%        N/A         5.48%
Information*                                                    N/A         N/A        -12.27**
Pacific Growth*                                              -38.82%     -10.56%       -8.04%
Quality Income Plus*                                           4.82%       3.38%        6.40%
S&P 500 Index*                                               -15.19%        N/A         4.68%
Short-Term Bond*                                              -0.33%        N/A        0.07%
Strategist*                                                   -4.41%      12.47%       11.20%
Utilities*                                                    -2.98%      12.62%       11.98%

AIM V.I. Capital Appreciation                                -16.62%      13.38%       15.48%
AIM V.I. Growth                                              -26.06%      14.58%       14.26%
AIM V.I. Value                                               -28.97%      11.32%       13.81%

Alliance Growth and Income*                                    7.34%      17.42%       13.42%
Alliance Growth*                                             -23.48%      16.78%       19.42%
Alliance Premier Growth*                                     -22.40%        N/A        -8.66%

Morgan Stanley UIF Emerging Markets Equity                   -44.18%        N/A        -5.28%
Morgan Stanley UIF Equity Growth                             -17.45%        N/A        15.81%
Morgan Stanley UIF International Magnum                      -18.12%        N/A         3.84%
Morgan Stanley UIF Mid Cap Value                               4.69%        N/A        18.31%
Morgan Stanley UIF U.S. Real Estate                           22.92%        N/A         4.75%

Putnam VT Growth and Income*                                    1.91%     11.69%       12.65%
Putnam VT International Growth*                               -15.30%       N/A        16.33%
Putnam VT Voyager*                                            -22.16%     16.37%       18.27%

Van Kampen LIT Emerging Growth, Class II                      -15.94%     26.59%       27.39%



+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not Annualized

INCOME BENEFIT COMBINATION 2

                                                                                        10 Years
                                                                                        or Since
                                                                One Year     5 Year     Inception*


Aggressive Equity*                                               -7.80%        N/A       19.87%
Capital Growth*                                                  -4.83%      15.34%      11.90%
Competitive Edge "Best Ideas"*                                  -23.21%        N/A       -2.39%
Dividend Growth*                                                 -0.87%      10.68%      12.39%
Equity*                                                         -18.20%      20.61%      19.84%
European Growth*                                                -10.93%      15.88%      14.94%
Global Dividend Growth*                                          -8.55%       8.49%       8.98%
High Yield*                                                     -37.73%      -6.80%       5.66%
Income Builder*                                                  -5.94%        N/A        5.41%
Information*                                                      N/A          N/A      -12.28%**
Pacific Growth*                                                 -38.86%     -10.62%      -8.10%
Quality Income Plus*                                              4.75%       3.32%       6.33%
S&P 500 Index*                                                  -15.25%        N/A        4.62%
Short-Term Bon*                                                  -0.40%        N/A        0.00%
Strategist*                                                      -4.47%      12.40%      11.13%
Utilities*                                                       -3.04%      12.55%      11.91%

AIM V.I. Capital Appreciation                                   -16.68%      13.31%      15.41%
AIM V.I. Growth                                                 -26.10%      14.51%      14.19%
AIM V.I. Value                                                  -29.02%      11.25%      13.74%

Alliance Growth and Income*                                       7.27%      17.35%      13.35%
Alliance Growth*                                                -23.53%      16.71%      19.35%
Alliance Premier Growth*                                        -22.45%        N/A       -8.72%

Morgan Stanley UIF Emerging Markets Equity                      -44.21%        N/A       -5.34%
Morgan Stanley UIF Equity Growth                                -17.50%        N/A       15.74%
Morgan Stanley UIF International Magnum                         -18.17%        N/A        3.77%
Morgan Stanley UIF Mid Cap Value                                 4.63%         N/A       18.24%
Morgan Stanley UIF U.S. Real Estate                              22.84%        N/A        4.68%

Putnam VT Growth and Income*                                      1.85%      11.62%      12.58%
Putnam VT International Growth*                                 -15.36%        N/A       16.26%
Putnam VT Voyager*                                              -22.21%      16.29%      18.20%

Van Kampen LIT Emerging Growth Class II                         -16.00%      26.51%      27.31%



+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not Annualized

INCOME AND DEATH COMBINATION 2


                                                                                     10 Years
                                                                                     or Since
                                                             One Year     5 Year     Inception*


Aggressive Equity*                                            -7.99%        N/A       19.61%
Capital Growth*                                               -5.03%      15.10%      11.67%
Competitive Edge "Best Ideas"*                               -23.37%        N/A       -2.60%
Dividend Growth*                                              -1.08%      10.45%      12.16%
Equity*                                                      -18.37%      20.37%      19.59%
European Growth*                                             -11.12%      15.64%      14.71%
Global Dividend Growt*                                        -8.74%       8.26%       8.76%
High Yield*                                                  -37.87%      -7.00%       5.45%
Income Builder*                                               -6.14%        N/A        5.19%
Information*                                                   N/A          N/A      -12.31%**
Pacific Growth*                                              -38.99%     -10.81%      -8.28%
Quality Income Plus*                                           4.53%       3.10%       6.12%
S&P 500 Index*                                               -15.43%        N/A        4.39%
Short-Term Bond*                                              -0.61%        N/A       -0.21%
Strategist*                                                   -4.67%      12.17%      10.91%
Utilities*                                                    -3.25%      12.32%      11.68%

AIM V.I. Capital Appreciation                                -16.85%      13.08%      15.18%
AIM V.I. Growth                                              -26.26%      14.27%      13.96%
AIM V.I. Value                                               -29.17%      11.02%      13.51%

Alliance Growth and Income*                                    7.04%      17.11%      13.12%
Alliance Growth*                                             -23.69%      16.47%      19.11%
Alliance Premier Growth*                                     -22.62%        N/A       -8.91%

Morgan Stanley UIF Emerging Markets Equity                   -44.33%        N/A       -5.54%
Morgan Stanley UIF Equity Growth                             -17.68%        N/A       15.50%
Morgan Stanley UIF International Magnum                      -18.35%        N/A        3.55%
Morgan Stanley UIF Mid Cap Value                               4.41%        N/A       18.00%
Morgan Stanley UIF U.S. Real Estate                           22.59%        N/A        4.46%

Putnam VT Growth and Income*                                   1.63%      11.39%      12.35%
Putnam VT International Growth*                              -15.54%        N/A       16.02%
Putnam VT Voyager*                                           -22.38%      16.06%      17.96%

Van Kampen LIT Emerging Growth, Class II                     -16.18%      26.25%      27.05%



+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not Annualized


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONRACT OWNER (OR ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75)


                                                                              10 Years or
                                                                                 Since
                                                      One Year      5 Year     Inception*

Aggressive Equity*                                     -7.85%        N/A       19.80%
Capital Growth*                                        -4.88%      15.28%      11.84%
Competitive Edge "Best Ideas"*                        -23.25%        N/A       -2.45%
Dividend Growth*                                       -0.93%      10.62%      12.33%
Equity*                                               -18.24%      20.55%      19.78%
European Growth*                                      -10.98%      15.82%      14.88%
Global Dividend Growth*                                -8.60%       8.43%       8.93%
High Yield*                                           -37.76%      -6.85%       5.61%
Income Builder*                                        -5.99%        N/A        5.36%
Information*                                            N/A          N/A       -12.29%**
Pacific Growth*                                       -38.89%      -10.67%     -8.14%
Quality Income Plus*                                    4.69%        3.26%      6.28%
S&P 500 Index*                                        -15.29%        N/A        4.56%
Short-Term Bond*                                       -0.45%        N/A       -0.05%
Strategist*                                            -4.52%      12.34%      11.08%
Utilities*                                             -3.09%      12.49%      11.85%
AIM V.I. Capital Appreciation                         -16.72%      13.25%      15.35%
AIM V.I. Growth                                       -26.14%      14.45%      14.13%
AIM V.I. Value                                        -29.05%      11.19%      13.68%
Alliance Growth and Income*                             7.21%      17.29%      13.29%
Alliance Growth*                                      -23.57%      16.65%      19.29%
Alliance Premier Growth*                              -22.50%        N/A       -8.77%
Morgan Stanley UIF Emerging Markets Equity            -44.24%        N/A       -5.39%
Morgan Stanley UIF Equity Growth                      -17.54%        N/A       15.68%
Morgan Stanley UIF International Magnum               -18.22%        N/A        3.72%
Morgan Stanley UIF Mid Cap Value                        4.57%        N/A       18.18%
Morgan Stanley UIF U.S. Real Estate                    22.78%        N/A        4.63%
Putnam VT Growth and Income*                            1.80%      11.57%      12.52%
Putnam VT International Grow*                         -15.40%        N/A       16.20%
Putnam VT Voyager*                                    -22.25%      16.23%      18.14%
Van Kampen LIT Emerging Growth, Class II              -16.04%      26.45%      27.25%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not Annualized


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONRACT OWNER (OR ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)


                                                                                       10 Years
                                                                                       or Since

                                                              One Year      5 Year     Inception*

Aggressive Equity*                                              -8.33%        N/A        19.17%
Capital Growth*                                                 -5.38%      14.69%       11.27%
Competitive Edge "Best Ideas"*                                 -23.66%        N/A        -2.96%
Dividend Growth*                                                -1.45%      10.05%       11.76%
Equity*                                                        -18.68%      19.94%       19.17%
European Growth*                                               -11.45%      15.23%       14.30%
Global Dividend Growth*                                         -9.08%       7.87%        8.37%
High Yield*                                                    -38.10%      -7.34%        5.07%
Income Builder*                                                 -6.49%        N/A         4.80%
Information*                                                      N/A         N/A       -12.35%**
Pacific Growth*                                                -39.22%     -11.14%       -8.61%
Quality Income Plus*                                             4.14%       2.73%        5.74%
S&P 500 Index*                                                 -15.74%        N/A         4.01%
Short-Term Bond*                                                -0.97%        N/A        -0.58%
Strategist*                                                     -5.02%      11.76%       10.51%
Utilities*                                                      -3.61%      11.91%       11.28%
AIM V.I. Capital Appreciation                                  -17.16%      12.67%       14.77%
AIM V.I. Growth                                                -26.54%      13.86%       13.55%
AIM V.I. Value                                                 -29.44%      10.62%       13.10%
Alliance Growth and Income*                                      6.65%      16.69%       12.71%
Alliance Growth*                                               -23.98%      16.05%       18.68%
Alliance Premier Growt*                                        -22.91%        N/A        -9.26%
Morgan Stanley UIF Emerging Markets Equity                     -44.55%        N/A        -5.89%
Morgan Stanley UIF Equity Growth                               -17.98%        N/A        15.08%
Morgan Stanley UIF International Magnum                        -18.65%        N/A         3.17%
Morgan Stanley UIF Mid Cap Value                                 4.02%        N/A        17.57%
Morgan Stanley UIF U.S. Real Estate                             22.14%        N/A         4.08%
Putnam VT Growth and Income*                                     1.26%      10.99%       11.95%
Putnam VT International Growth*                                -15.85%        N/A        15.60%
Putnam VT Voyager*                                             -22.67%      15.64%       17.54%
Van Kampen LIT Emerging Growth, Class II                       -16.49%      25.80%       26.60%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not Annualized


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.



IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. Northbrook reserves the right to limit the availability of the contract for use with any of the qualified plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

IRAs

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAs

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase
(first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE  AND  LOCAL  GOVERNMENT  AND  TAX-EXEMPT  ORGANIZATION  DEFERRED
COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


EXPERTS

--------------------------------------------------------------------------------

The financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

-----------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of the Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1

Financial Statements:



     Statements of Operations and Comprehensive Income for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-2

     Statements of Financial Position
      December 31, 2000 and 1999........................................... F-3

     Statements of Shareholder's Equity for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-4

     Statements of Cash Flows for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-5

     Notes to Financial Statements......................................... F-6

     Schedule IV - Reinsurance for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-18

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,802     $6,010     $5,691
  Realized capital gains and losses.........................     (230)       510          2
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,572      6,520      5,693
INCOME TAX EXPENSE..........................................    2,293      2,264      1,995
                                                               ------     ------     ------
NET INCOME..................................................    4,279      4,256      3,698
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    2,663     (4,802)       825
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $6,942     $ (546)    $4,523
                                                               ======     ======     ======


                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2000           1999
                                                              ------------   -------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $91,141 and $89,205).....................................   $   93,030     $    86,998
  Short-term................................................        3,859           3,170
                                                               ----------     -----------
  Total investments.........................................       96,889          90,168
Cash........................................................           --              21
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................    1,975,150       2,022,502
Other assets................................................        4,817           5,997
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL ASSETS..........................................   $9,691,529     $10,330,684
                                                               ==========     ===========
LIABILITIES
Reserve for life-contingent contract benefits...............   $  149,111     $   150,587
Contractholder funds........................................    1,826,062       1,871,933
Current income taxes payable................................        2,078           2,171
Deferred income taxes.......................................        2,279             746
Payable to affiliates, net..................................        7,123           5,990
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL LIABILITIES.....................................    9,601,326      10,243,423
                                                               ----------     -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................        2,500           2,500
Additional capital paid-in..................................       56,600          56,600
Retained income.............................................       29,875          29,596
Accumulated other comprehensive income (loss):
  Unrealized net capital gains and losses...................        1,228          (1,435)
                                                               ----------     -----------
      Total accumulated other comprehensive income (loss)...        1,228          (1,435)
                                                               ----------     -----------
      TOTAL SHAREHOLDER'S EQUITY............................       90,203          87,261
                                                               ----------     -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $9,691,529     $10,330,684
                                                               ==========     ===========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID-IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,596     25,340     21,642
Net income..................................................    4,279      4,256      3,698
Dividends...................................................   (4,000)        --         --
                                                              -------    -------    -------
Balance, end of year........................................   29,875     29,596     25,340
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................   (1,435)     3,367      2,542
Change in unrealized net capital gains and losses...........    2,663     (4,802)       825
                                                              -------    -------    -------
Balance, end of year........................................    1,228     (1,435)     3,367
                                                              -------    -------    -------
    Total Shareholder's Equity..............................  $90,203    $87,261    $87,807
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,279   $  4,256   $  3,698
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       295        559        518
    Realized capital gains and losses.......................       230       (510)        (2)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................         5        (68)       273
      Income taxes payable..................................         7        355      1,866
      Other operating assets and liabilities................     1,563        924      4,126
                                                              --------   --------   --------
    Net cash provided by operating activities...............     6,379      5,516     10,479
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................     6,780     17,992      1,922
  Investment collections....................................     2,933      6,555     10,253
  Investment purchases......................................   (11,561)   (32,050)   (20,690)
  Change in short-term investments, net.....................      (552)     2,008     (1,964)
                                                              --------   --------   --------
    Net cash used in investing activities...................    (2,400)    (5,495)   (10,479)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................    (4,000)        --         --
                                                              --------   --------   --------
    Net cash used in financing activities...................    (4,000)        --         --
                                                              --------   --------   --------

NET INCREASE (DECREASE) IN CASH.............................       (21)        21         --
CASH AT THE BEGINNING OF YEAR...............................        21         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     21   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

NORTHBROOK LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products exclusively through Dean Witter Reynolds, Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, and variable annuities. Life insurance products consist of interest-sensitive life, immediate annuities with life contingencies, and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such write-downs are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrender charges. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As discussed earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
                                      F-8

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                      YEAR ENDED DECEMBER 31,
                                    2000        1999        1998
                                  --------    --------    --------
Premiums                          $    289    $  2,966    $  2,528
Contract charges                   124,250     118,290     102,218
Credited interest, policy
 benefits, and certain
 expenses                          224,265     222,513     217,428

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $22,026, $33,892 and $26,230 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with Dean Witter to develop, market and distribute proprietary savings and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products that compete with those of the Company.

Pursuant to the alliance agreement, Dean Witter provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans. The Company shares approximately half the net profits with Dean Witter on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by Dean Witter will preserve the alliance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                            GROSS
                                         UNREALIZED
    AT DECEMBER 31,      AMORTIZED   -------------------     FAIR
         2000              COST       GAINS      LOSSES     VALUE
         ----            ---------   --------   --------   --------
U.S. government and
  agencies                $10,778     $1,193    $    --    $11,971
Municipal                   1,501         26        (38)     1,489
Corporate                  59,449        656       (720)    59,385
Mortgage-backed
  securities               19,413        958       (186)    20,185
                          -------     ------    -------    -------
  Total fixed income
   securities             $91,141     $2,833    $  (944)   $93,030
                          =======     ======    =======    =======
At December 31, 1999
U.S. government and
  agencies                $ 8,660     $  131    $   (57)   $ 8,734
Municipal                   1,155          6       (108)     1,053
Corporate                  61,049         26     (2,541)    58,534
Mortgage-backed
  securities               18,341        822       (486)    18,677
                          -------     ------    -------    -------
  Total fixed income
   securities             $89,205     $  985    $(3,192)   $86,998
                          =======     ======    =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                           AMORTIZED     FAIR
                                             COST       VALUE
                                           ---------   --------
Due in one year or less                     $   454    $   456
Due after one year through five years        31,914     32,461
Due after five years through ten years       31,618     31,119
Due after ten years                           7,742      8,809
                                            -------    -------
                                             71,728     72,845
Mortgage-backed securities                   19,413     20,185
                                            -------    -------
  Total                                     $91,141    $93,030
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2000       1999       1998
      -----------------------         --------   --------   --------
Fixed income securities                $6,635     $5,881     $5,616
Short-term investments                    249        261        190
                                       ------     ------     ------
  Investment income, before expense     6,884      6,142      5,806
  Investment expense                       82        132        115
                                       ------     ------     ------
  Net investment income                $6,802     $6,010     $5,691
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $(230)     $ 510       $ 2
                                           -----      -----       ---
  Realized capital gains and losses         (230)       510         2
  Income taxes                                80       (178)       (1)
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $(150)     $ 332       $ 1
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $78 and $629 were realized on sales of fixed income securities during 2000 and 1999, respectively and gross losses of $308, $119 and $9 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED        UNREALIZED
                       AMORTIZED     FAIR     -------------------      NET
                         COST       VALUE      GAINS      LOSSES      GAINS
                       ---------   --------   --------   --------   ----------
Fixed income
 securities             $91,141    $93,030    $ 2,833    $  (944)     $1,889
                        =======    =======    =======    =======
Deferred income taxes                                                   (661)
                                                                      ------
Unrealized net
 capital gains                                                        $1,228
                                                                      ======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 4,096    $(7,387)   $ 1,269
Deferred income taxes                 (1,433)     2,585       (444)
                                     -------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses        $ 2,663    $(4,802)   $   825
                                     =======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $8,939 were on deposit with regulatory authorities as required by law.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $   93,030   $   93,030   $   86,998   $   86,998
Short-term                  3,859        3,859        3,170        3,170
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,652,039   $1,644,231   $1,735,843   $1,675,910
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2000       1999
                                           --------   --------
Immediate annuities:
  Structured settlement annuities          $108,441   $109,907
  Other immediate annuities                  40,670     40,680
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $149,111   $150,587
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.5% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2000 and 1999.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $  171,192   $  173,867
Fixed annuities:
  Immediate annuities                       66,051       78,197
  Deferred annuities                     1,588,819    1,619,869
                                        ----------   ----------
  Total Contractholder funds            $1,826,062   $1,871,933
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.5% for interest-sensitive life contracts; 3.5% to 10.2% for immediate annuities and 4.3% to 7.3% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 44.4% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Recent public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                2000       1999
                                              --------   --------
DEFERRED ASSETS
Unrealized net capital losses                 $    --    $   772
                                              -------    -------
  Total deferred assets                            --        772
DEFERRED LIABILITIES
Difference in tax bases of investments         (1,618)    (1,518)
Unrealized net capital gains                     (661)        --
                                              -------    -------
  Total deferred liabilities                   (2,279)    (1,518)
                                              -------    -------
  Net deferred liability                      $(2,279)   $  (746)
                                              =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $2,193     $2,249     $1,797
Deferred                                  100         15        198
                                       ------     ------     ------
  Total income tax expense             $2,293     $2,264     $1,995
                                       ======     ======     ======

The Company paid income taxes of $2,286, $1,908 and $129 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.2)
Other                                     --       (0.2)       0.2
                                        ----       ----       ----
Effective income tax rate               34.9%      34.7%      35.0%
                                        ====       ====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $84,335 and $83,746 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $4,893, $4,840 and $3,518 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. On December 28, 2000, the Company paid a cash dividend of $4.0 million to ALIC. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $4,893.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)    $1,271     $(445)      $826
Less: reclassification
  adjustments                    (253)        89       (164)        510       (178)        332          2        (1)         1
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Unrealized net capital gains
  (losses)                      4,096     (1,433)     2,663      (7,387)     2,585      (4,802)     1,269      (444)       825
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Other comprehensive income
  (loss)                       $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)    $1,269     $(444)      $825
                               ======    =======     ======     =======     ======     =======     ======     =====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $441,073   $441,073   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $494,256   $494,256   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $104,746   $104,746   $     --
                                                              ========   ========   ========

             -------------------------------------------------------------------
             NORTHBROOK VARIABLE
             ANNUITY ACCOUNT II

             FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
             AND FOR THE PERIODS ENDED DECEMBER 31, 2000
             AND DECEMBER 31, 1999, AND INDEPENDENT
             AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account II (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Variable Annuity Account II as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 16, 2001

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
    Aggressive Equity,  9,324,197 shares (cost $137,973,999)                                                       $    133,429,256
    Capital Growth,  8,376,439 shares (cost $154,649,655)                                                               168,031,371
    Competitive Edge, "Best Ideas",  6,501,703 shares (cost $69,126,775)                                                 66,187,323
    Dividend Growth,  99,725,922 shares (cost $2,021,362,239)                                                         1,446,025,885
    Equity,  42,297,703 shares (cost $1,498,425,486)                                                                  1,677,949,912
    European Growth,  18,555,920 shares (cost $457,882,241)                                                             470,763,685
    Global Dividend Growth,  27,475,948 shares (cost $347,817,219)                                                      349,768,829
    High Yield,  48,733,748 shares (cost $252,940,759)                                                                  118,423,004
    Income Builder,  5,232,788 shares (cost $59,586,492)                                                                 56,828,070
    Information,  270,570 shares (cost $2,679,453)                                                                        2,519,002
    Money Market,  329,076,061 shares (cost $329,076,061)                                                               329,076,061
    Pacific Growth,  10,506,071 shares (cost $68,708,789)                                                                58,413,757
    Quality Income Plus,  36,118,616 shares (cost $380,339,700)                                                         369,132,239
    S&P 500 Index,  16,583,164 shares (cost $198,782,618)                                                               199,827,129
    Short-Term Bond,  634,713 shares (cost $6,296,134)                                                                    6,321,744
    Strategist,  38,001,657 shares (cost $565,791,144)                                                                  633,107,612
    Utilities,  23,361,628 shares (cost $391,212,111)                                                                   506,480,064


Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc. (a):
    Emerging Markets Equity,  2,583,089 shares (cost $27,026,493)                                                        18,314,101
    Equity Growth,  6,498,999 shares (cost $121,248,987)                                                                108,923,229
    International Magnum,  1,740,292 shares (cost $21,659,380)                                                           20,500,642
    Mid Cap Value,  529,126 shares (cost $8,657,831)                                                                      7,963,341
    U.S. Real Estate,  1,417,626 shares (cost $15,219,889)                                                               16,316,872

Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
    LIT Emerging Growth,  6,758,613 shares (cost $305,440,259)                                                          280,076,934

Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation,  460,280 shares (cost $17,187,336)                                                    14,195,037
    AIM V.I. Growth,  359,847 shares (cost $11,189,259)                                                                   8,931,397
    AIM V.I. Value,  1,109,110 shares (cost $35,005,920)                                                                 30,289,801

Allocation to Sub-Accounts investing in the Alliance Variable Product Series Fund:
    Alliance Growth,  381,478 shares (cost $10,970,733)                                                                   9,533,140
    Alliance Growth & Income,  1,155,922 shares (cost $25,976,933)                                                       26,655,557
    Alliance Premier Growth,  1,152,794 shares (cost $44,487,129)                                                        36,808,714


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Putnam Variable Trust:
    Growth & Income,  389,078 shares (cost $9,662,848)                                                             $     10,022,645
    International Growth,  1,379,868 shares (cost $25,129,280)                                                           24,382,273
    Voyager,  530,373 shares (cost $30,071,462)                                                                          25,797,343

Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares):
    Aggressive Equity,  934,261 shares (cost $14,251,780)                                                                13,350,585
    Capital Growth,  176,088 shares (cost $3,665,836)                                                                     3,527,050
    Competitive Edge, "Best Ideas",  459,255 shares (cost $5,233,332)                                                     4,666,032
    Dividend Growth,  1,317,242 shares (cost $18,070,467)                                                                19,086,840
    Equity,  803,447 shares (cost $34,586,978)                                                                           31,864,714
    European Growth,  417,351 shares (cost $10,818,291)                                                                  10,571,497
    Global Dividend Growth,  173,972 shares (cost $2,137,828)                                                             2,211,184
    High Yield,  799,540 shares (cost $2,680,762)                                                                         1,942,883
    Income Builder,  88,914 shares (cost $962,058)                                                                          964,721
    Information,  205,693 shares (cost $2,024,764)                                                                        1,915,004
    Money Market,  13,812,844 shares (cost $13,812,844)                                                                  13,812,844
    Pacific Growth,  131,096 shares (cost $925,987)                                                                         728,895
    Quality Income Plus,  506,767 shares (cost $5,081,703)                                                                5,174,088
    S&P 500 Index,  1,057,247 shares (cost $13,823,841)                                                                  12,729,255
    Short-Term Bond,  143,718 shares (cost $1,428,531)                                                                    1,429,993
    Strategist,  1,402,350 shares (cost $24,122,392)                                                                     23,349,119
    Utilities,  879,210 shares (cost $19,263,900)                                                                        19,061,271
                                                                                                                  -----------------

        Total Assets                                                                                                  7,397,381,944

LIABILITIES
Payable to Northbrook Life Insurance Company:
    Accrued contract maintenance charges                                                                                  1,601,225
                                                                                                                  -----------------

        Net Assets                                                                                                $   7,395,780,719
                                                                                                                  =================





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                      ------------------------------------------------------------------------------

                                                                                      Competitive
                                                        Aggressive      Capital           Edge,        Dividend
                                                          Equity         Growth       "Best Ideas"      Growth           Equity
                                                      --------------  -------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $     47,575   $ 29,086,812    $   299,232    $362,534,374    $ 297,648,729
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (1,517,851)    (2,241,359)      (976,358)    (19,528,740)     (24,911,486)
     Administrative expense                                (111,337)      (171,290)       (71,998)     (1,491,480)      (1,885,727)
                                                      -------------   ------------    -----------    ------------    -------------

         Net investment income (loss)                    (1,581,613)    26,674,163       (749,124)    341,514,154      270,851,516
                                                      --------------  ------------    -----------    ------------    -------------


REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                 23,121,158     28,138,618     11,603,729     529,947,039      191,449,587
     Cost of investments sold                            22,734,007     22,751,087     10,814,175     321,944,807      142,485,156
                                                      --------------  ------------    -----------    ------------    -------------

         Net realized gains (losses)                        387,151      5,387,531        789,554     208,002,232       48,964,431
                                                      --------------  ------------    -----------    ------------    -------------

Change in unrealized gains (losses)                     (11,134,118)   (32,870,081)   (14,724,894)   (532,890,671)    (594,936,907)
                                                      --------------  ------------    -----------    ------------    -------------

         Net gains (losses) on investments              (10,746,967)   (27,482,550)   (13,935,340)   (324,888,439)    (545,972,476)
                                                      --------------  ------------    -----------    ------------    -------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                              $(12,328,580)  $   (808,387)  $(14,684,464)   $ 16,625,715    $(275,120,960)
                                                      ==============  ============   ============    ============    =============






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     -------------------------------------------------------------------------------

                                                                         Global
                                                        European        Dividend          High           Income
                                                         Growth          Growth           Yield          Builder     Information (d)
                                                     --------------  --------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 81,559,286    $ 38,418,888    $ 34,828,332    $  3,300,354    $          -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (6,752,112)     (5,057,987)     (2,631,531)       (843,085)         (3,058)
     Administrative expense                               (514,410)       (387,407)       (200,584)        (63,198)           (218)
                                                      ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                   74,292,764      32,973,494      31,996,217       2,394,071          (3,276)
                                                      ------------    ------------    ------------    ------------    -------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                               269,468,966     126,228,317      97,696,615      25,465,332         121,973
     Cost of investments sold                          226,110,015     124,018,182     146,727,240      26,747,744         136,773
                                                      ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                    43,358,951       2,210,135     (49,030,625)     (1,282,412)        (14,800)
                                                      ------------    ------------    ------------    ------------    ------------

Change in unrealized gains (losses)                   (149,231,476)    (57,816,199)    (47,984,362)     (2,694,441)       (160,451)
                                                      ------------    ------------    ------------    ------------    ------------

         Net gains (losses) on investments            (105,872,525)    (55,606,064)    (97,014,987)     (3,976,853)       (175,251)
                                                      ------------    ------------    ------------    ------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $(31,579,761)   $(22,632,570)   $(65,018,770)   $ (1,582,782)   $   (178,527)
                                                      ============    ============  ==============    ============    ============





(d) For the Period Beginning November 6, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     -------------------------------------------------------------------------------

                                                                                         Quality
                                                         Money           Pacific          Income          S&P 500      Short-Term
                                                         Market          Growth            Plus            Index          Bond
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 20,547,459    $   1,406,029    $ 25,901,025    $  2,124,368    $    251,924
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (4,612,431)      (1,224,475)     (4,829,415)     (2,793,746)        (67,831)
     Administrative expense                               (351,214)         (92,705)       (373,780)       (204,891)         (5,015)
                                                      ------------    -------------    ------------    ------------    ------------

         Net investment income (loss)                   15,583,814           88,849      20,697,830        (874,269)        179,078
                                                      ------------    -------------    ------------    ------------    ------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                               924,460,138      367,859,674     119,060,101      24,211,104       3,986,498
     Cost of investments sold                          924,460,138      372,581,665     127,836,141      22,349,734       3,984,090
                                                      ------------    -------------    ------------    ------------    ------------

         Net realized gains (losses)                             -       (4,721,991)     (8,776,040)      1,861,370           2,408
                                                      ------------    -------------    ------------    ------------    ------------

Change in unrealized gains (losses)                              -      (25,754,810)     21,690,015     (23,889,850)         44,678
                                                      ------------    -------------    ------------    ------------    ------------

         Net gains (losses) on investments                       -      (30,476,801)     12,913,975     (22,028,480)         47,086
                                                      ------------    -------------    ------------    ------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $ 15,583,814    $ (30,387,952)   $ 33,611,805    $(22,902,749)   $    226,164
                                                      ============    =============    ============    ============    ============





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------


                                                       Morgan Stanley Dean Witter
                                                           Variable Investment                 The Universal Institutional
                                                           Series Sub-Accounts                Funds, Inc. Sub-Accounts (a)
                                                     -------------------------------  ----------------------------------------------

                                                                                         Emerging
                                                                                          Markets         Equity      International
                                                       Strategist       Utilities         Equity          Growth          Magnum
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $ 94,362,198    $  42,191,530    $  3,202,487    $  7,112,755    $   630,686
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (8,546,307)      (6,756,708)       (381,217)     (1,418,665)      (243,948)
     Administrative expense                               (652,796)        (521,802)        (27,571)       (104,200)       (17,678)
                                                      ------------    -------------    ------------    ------------    -----------

         Net investment income (loss)                   85,163,095       34,913,020       2,793,699       5,589,890        369,060
                                                      ------------    -------------    ------------    ------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                88,870,638       85,288,040     114,529,084      22,570,885     37,961,558
     Cost of investments sold                           70,820,948       58,514,330     115,643,105      20,646,110     38,203,383
                                                      ------------    -------------    ------------    ------------    -----------

         Net realized gains (losses)                    18,049,690       26,773,710      (1,114,021)      1,924,775       (241,825)
                                                      ------------    -------------    ------------    ------------    -----------

Change in unrealized gains (losses)                   (101,361,897)     (53,017,599)    (13,971,580)    (26,639,061)    (2,386,683)
                                                      ------------    -------------    ------------    ------------    -----------

         Net gains (losses) on investments             (83,312,207)     (26,243,889)    (15,085,601)    (24,714,286)    (2,628,508)
                                                      ------------    -------------    ------------    ------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $  1,850,888    $   8,669,131    $(12,291,902)   $(19,124,396)   $(2,259,448)
                                                      ============    =============    ============    ============    ===========




(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Van Kampen
                                                    The Universal Institutional    Life Investment       AIM Variable Insurance
                                                    Funds, Inc. Sub-Accounts (a)  Trust Sub-Account        Funds Sub-Accounts
                                                    ----------------------------  -----------------  -------------------------------

                                                       Mid Cap      U.S. Real       LIT Emerging     AIM V.I. Capital     AIM V.I.
                                                      Value (e)       Estate           Growth        Appreciation (e)    Growth (e)
                                                    -------------  -------------  -----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $   880,361    $   362,555    $       620,288    $      381,821    $   272,516
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (31,192)      (139,563)        (3,589,992)          (75,582)       (46,586)
     Administrative expense                               (2,197)       (10,133)          (261,949)           (5,440)        (3,421)
                                                     -----------    -----------    ---------------    --------------    -----------

         Net investment income (loss)                    846,972        212,859         (3,231,653)          300,799        222,509
                                                     -----------    -----------    ---------------    --------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                              11,462,434     25,388,488         60,523,851         8,462,728      4,935,760
     Cost of investments sold                         11,489,190     24,789,389         53,406,221         9,246,474      5,261,069
                                                     -----------    -----------    ---------------    --------------    -----------

         Net realized gains (losses)                     (26,756)       599,099          7,117,630          (783,746)      (325,309)
                                                     -----------    -----------    ---------------    --------------    -----------

Change in unrealized gains (losses)                     (694,490)     1,473,607        (73,283,344)       (2,992,299)    (2,257,862)
                                                     -----------    -----------    ---------------    --------------    -----------

         Net gains (losses) on investments              (721,246)     2,072,706        (66,165,714)       (3,776,045)    (2,583,171)
                                                     -----------    -----------    ---------------    --------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                            $   125,726    $ 2,285,565    $   (69,397,367)   $   (3,475,246)   $(2,360,662)
                                                     ===========    ===========    ===============    ==============    ===========



(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                    AIM Variable
                                                     Insurance                                                           Putnam
                                                       Funds                                                          Variable Trust
                                                    Sub-Accounts  Alliance Variable Product Series Fund Sub-Accounts   Sub-Accounts
                                                    ------------  --------------------------------------------------  --------------

                                                                                    Alliance
                                                      AIM V.I.      Alliance         Growth &      Alliance Premier      Growth &
                                                     Value (e)     Growth (e)       Income (e)        Growth (e)        Income (e)
                                                    ------------  -------------  ----------------  -----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $ 1,304,111    $    90,083    $      103,200    $       155,667    $        293
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (158,818)       (49,440)          (97,725)          (196,503)        (31,299)
     Administrative expense                             (11,487)        (3,615)           (7,114)           (14,244)         (2,285)
                                                    -----------    -----------    --------------    ---------------    ------------

         Net investment income (loss)                 1,133,806         37,028            (1,639)           (55,080)        (33,291)
                                                    -----------    -----------    --------------    ---------------    ------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                             10,601,342      2,072,364         8,524,970          2,572,763      10,522,766
     Cost of investments sold                        11,141,220      2,317,782         8,486,425          2,669,150      10,484,701
                                                    -----------    -----------    --------------    ---------------    ------------

         Net realized gains (losses)                   (539,878)      (245,418)           38,545            (96,387)         38,065
                                                    -----------    -----------    --------------    ---------------    ------------

Change in unrealized gains (losses)                  (4,716,119)    (1,437,593)          678,624         (7,678,415)        359,797
                                                    -----------    -----------    --------------    ---------------    ------------

         Net gains (losses) on investments           (5,255,997)    (1,683,011)          717,169         (7,774,802)        397,862
                                                    -----------    -----------    --------------    ---------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(4,122,191)   $(1,645,983)   $      715,530    $    (7,829,882)   $    364,571
                                                    ===========    ===========    ==============    ===============    ============


(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                           Putnam Variable          Morgan Stanley Dean Witter Variable Investment
                                                         Trust Sub-Accounts              Series (Class Y Shares) Sub-Accounts
                                                    ----------------------------  --------------------------------------------------

                                                                                                                      Competitive
                                                    International                    Aggressive        Capital            Edge,
                                                      Growth (e)     Voyager (e)     Equity (f)       Growth (f)    "Best Ideas" (f)
                                                    -------------  -------------  ---------------  ---------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    15,742    $     7,042    $         496    $      99,461    $        2,321
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (118,902)      (140,678)         (58,560)         (59,229)          (21,589)
     Administrative expense                               (8,768)       (10,126)          (3,903)          (3,552)           (1,442)
                                                     -----------    -----------    -------------    -------------    --------------

         Net investment income (loss)                   (111,928)      (143,762)         (61,967)          36,680           (20,710)
                                                     -----------    -----------    -------------    -------------    --------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                              33,741,385      5,601,893          691,604          226,527           505,600
     Cost of investments sold                         34,091,072      5,798,454          688,205          245,073           514,368
                                                     -----------    -----------    -------------    -------------    --------------

         Net realized gains (losses)                    (349,687)      (196,561)           3,399          (18,546)           (8,768)
                                                     -----------    -----------    -------------    -------------    --------------

Change in unrealized gains (losses)                     (747,007)    (4,274,119)        (901,195)        (138,786)         (567,300)
                                                     -----------    -----------    -------------    -------------    --------------

         Net gains (losses) on investments            (1,096,694)    (4,470,680)        (897,796)        (157,332)         (576,068)
                                                     -----------    -----------    -------------    -------------    --------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                            $(1,208,622)   $(4,614,442)   $    (959,763)   $    (120,652)   $     (596,778)
                                                     ===========    ===========    =============    =============    ==============






(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                          Global
                                                         Dividend                        European        Dividend         High
                                                        Growth (f)      Equity (f)      Growth (f)      Growth (f)      Yield (f)
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $    481,819    $     637,506    $    218,617    $     20,557    $   181,215
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                            (59,906)        (133,322)        (49,286)         (8,893)       (10,953)
     Administrative expense                                 (3,972)          (9,156)         (3,296)           (601)          (738)
                                                      ------------    -------------  --------------  --------------    -----------

         Net investment income (loss)                      417,941          495,028         166,035          11,063        169,524
                                                      ------------    -------------  --------------  --------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   589,481          951,176       1,205,945         119,306        301,713
     Cost of investments sold                              647,369        1,023,310       1,327,683         120,355        342,327
                                                      ------------    -------------  --------------  --------------    -----------

         Net realized gains (losses)                       (57,888)         (72,134)       (121,738)         (1,049)       (40,614)
                                                      ------------    -------------  --------------  --------------    -----------

Change in unrealized gains (losses)                      1,016,373       (2,722,264)       (246,794)         73,356       (737,879)
                                                      ------------  ---------------  --------------  --------------    -----------

         Net gains (losses) on investments                 958,485       (2,794,398)       (368,532)         72,307       (778,493)
                                                      ------------  ---------------  --------------  --------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $  1,376,426  $    (2,299,370) $     (202,497) $       83,370    $  (608,969)
                                                      ============  ===============  ==============  ==============    ===========







(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                                         Quality
                                                         Income                           Money          Pacific          Income
                                                       Builder (f)   Information (f)    Market (f)      Growth (f)       Plus (f)
                                                     --------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     17,787    $           -    $    179,443    $        877    $    80,813
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                             (2,728)          (2,669)        (44,098)         (4,429)       (14,130)
     Administrative expense                                   (193)            (172)         (3,065)           (282)        (1,006)
                                                      ------------    -------------    ------------    ------------    -----------

         Net investment income (loss)                       14,866           (2,841)        132,280          (3,834)        65,677
                                                      ------------    -------------    ------------    ------------    -----------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                    88,029           29,381       6,375,457          77,163        201,333
     Cost of investments sold                               88,966           29,373       6,375,457          82,326        199,314
                                                      ------------    -------------    ------------    ------------    -----------

         Net realized gains (losses)                          (937)               8               -          (5,163)         2,019
                                                      ------------    -------------    ------------    ------------    -----------

Change in unrealized gains (losses)                          2,663         (109,760)              -        (197,092)        92,385
                                                      ------------    -------------    ------------    ------------    -----------

         Net gains (losses) on investments                   1,726         (109,752)              -        (202,255)        94,404
                                                      ------------    -------------    ------------    ------------    -----------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $     16,592    $    (112,593)   $    132,280    $   (206,089)   $   160,081
                                                      ============    =============    ============    ============   ============






(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2000
------------------------------------------------------------------------------------------------------------------------

                                     Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                     -----------------------------------------------------------------------------------

                                                          S&P 500        Short-Term
                                                         Index (f)        Bond (f)      Strategist (f)    Utilities (f)
                                                       --------------  --------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $     16,188    $     18,008    $      454,862    $     195,463
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                              (58,073)         (4,286)          (83,435)         (61,586)
     Administrative expense                                   (3,954)           (282)           (5,604)          (4,069)
                                                        ------------    ------------    --------------    -------------

         Net investment income (loss)                        (45,839)         13,440           365,823          129,808
                                                        ------------    ------------    --------------    -------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     920,532          99,101         1,079,619          617,486
     Cost of investments sold                                933,408          98,867         1,117,985          628,231
                                                        ------------    ------------    --------------    -------------

         Net realized gains (losses)                         (12,876)            234           (38,366)         (10,745)
                                                        ------------    ------------    --------------    -------------

Change in unrealized gains (losses)                       (1,094,586)          1,462          (773,273)        (202,629)
                                                        ------------    ------------    --------------    -------------

         Net gains (losses) on investments                (1,107,462)          1,696          (811,639)        (213,374)
                                                        ------------    ------------    --------------    -------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                               $ (1,153,301)   $     15,136    $     (445,816)   $     (83,566)
                                                        ============    ============    ==============    =============








(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                      Capital
                                                        Aggressive Equity         Appreciation (c)          Capital Growth
                                                 -------------------------------  ----------------  --------------------------------

                                                       2000           1999 (b)          1999             2000              1999
                                                 ---------------  --------------  ----------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                      $  (1,581,613)   $    (89,491)   $      331,100    $  26,674,163    $  14,629,948
Net realized gains (losses)                             387,151         562,424            45,003        5,387,531        5,021,860
Change in unrealized gains (losses)                 (11,134,118)      6,589,375         1,824,853      (32,870,081)      18,225,024
                                                  -------------    ------------    --------------    -------------    -------------


Change in net assets resulting from operations      (12,328,580)      7,062,308         2,200,956         (808,387)      37,876,832
                                                  -------------    ------------    --------------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                             37,028,311      12,119,932         1,292,309       13,443,564        9,505,220
Benefit payments                                       (900,845)         (8,280)          (57,970)      (1,969,294)      (1,116,070)
Payments on termination                              (6,715,026)       (180,619)         (647,504)     (18,795,015)     (12,938,058)
Contract maintenance charge                             (56,112)         (8,488)            3,365          (65,736)         (54,380)
Transfers among the sub-accounts
     and with the Fixed Account - net                78,737,903      18,649,870       (34,073,925)      18,365,722       (3,891,813)
                                                  -------------    ------------    --------------    -------------    -------------

Change in net assets resulting
     from capital transactions                      108,094,231      30,572,415       (33,483,725)      10,979,241       (8,495,101)
                                                  -------------    ------------    --------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                    95,765,651      37,634,723       (31,282,769)      10,170,854       29,381,731

NET ASSETS AT BEGINNING OF PERIOD                    37,634,723               -        31,282,769      157,824,145      128,442,414
                                                  -------------    ------------    --------------    -------------    -------------

NET ASSETS AT END OF PERIOD                       $ 133,400,374    $ 37,634,723    $            -    $ 167,994,999    $ 157,824,145
                                                  =============    ============    ==============    =============    =============






(b) For the Period Beginning May 3, 1999 and Ended December 31, 1999

(c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           --------------------------------------------------------------------

                                                            Competitive Edge, "Best Ideas"            Dividend Growth
                                                           --------------------------------  ----------------------------------

                                                                 2000             1999             2000             1999
                                                           ---------------  ---------------  ----------------  ----------------
FROM OPERATIONS
Net investment income (loss)                                $    (749,124)   $    (357,963)   $  341,514,154    $  314,959,411
Net realized gains (losses)                                       789,554          668,887       208,002,232       128,696,734
Change in unrealized gains (losses)                           (14,724,894)      10,507,911      (532,890,671)     (523,069,735)
                                                            -------------    -------------    --------------    --------------


Change in net assets resulting from operations                (14,684,464)      10,818,835        16,625,715       (79,413,590)
                                                            -------------    -------------    --------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                       12,414,281       14,308,748        39,845,901       188,251,624
Benefit payments                                                 (532,011)        (385,715)      (22,382,755)      (22,608,692)
Payments on termination                                        (4,806,290)      (3,208,126)     (175,477,715)     (178,336,682)
Contract maintenance charge                                       (28,565)         (20,818)         (630,181)         (827,903)
Transfers among the sub-accounts
     and with the Fixed Account - net                          14,339,473        2,656,267      (305,079,362)     (100,954,098)
                                                            -------------    -------------    --------------    --------------


Change in net assets resulting
     from capital transactions                                 21,386,888       13,350,356      (463,724,112)     (114,475,751)
                                                            -------------    -------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                               6,702,424       24,169,191      (447,098,397)     (193,889,341)

NET ASSETS AT BEGINNING OF PERIOD                              59,470,572       35,301,381     1,892,811,278     2,086,700,619
                                                            -------------    -------------    --------------    --------------

NET ASSETS AT END OF PERIOD                                 $  66,172,996    $  59,470,572    $1,445,712,881    $1,892,811,278
                                                            =============    =============    ==============    ==============


                                                             Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           ----------------------------------------------------------------------

                                                                                          Equity
                                                                             ----------------------------------

                                                                                   2000            1999 (c)
                                                                             ----------------  ----------------
FROM OPERATIONS
Net investment income (loss)                                                  $  270,851,516    $  143,182,457
Net realized gains (losses)                                                       48,964,431        20,788,533
Change in unrealized gains (losses)                                             (594,936,907)      497,325,723
                                                                              --------------    --------------


Change in net assets resulting from operations                                  (275,120,960)      661,296,713
                                                                              --------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                         100,705,202       167,149,976
Benefit payments                                                                 (18,537,524)      (11,678,201)
Payments on termination                                                         (168,025,629)     (109,621,629)
Contract maintenance charge                                                         (661,389)         (626,104)
Transfers among the sub-accounts
     and with the Fixed Account - net                                            121,184,474       173,235,007
                                                                              --------------    --------------


Change in net assets resulting
     from capital transactions                                                    34,665,134       218,459,049
                                                                              --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                                               (240,455,826)      879,755,762

NET ASSETS AT BEGINNING OF PERIOD                                              1,918,042,532     1,038,286,770
                                                                              --------------    --------------

NET ASSETS AT END OF PERIOD                                                   $1,677,586,706    $1,918,042,532
                                                                              ==============    ==============





(c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.






See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                            ------------------------------------------------------------------

                                                                    European Growth                Global Dividend Growth
                                                            --------------------------------  --------------------------------

                                                                  2000            1999              2000             1999
                                                            ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                 $  74,292,764    $  40,243,082    $  32,973,494    $  35,854,179
Net realized gains (losses)                                     43,358,951       32,543,061        2,210,135        9,001,583
Change in unrealized gains (losses)                           (149,231,476)      43,557,813      (57,816,199)      11,267,752
                                                             -------------    -------------    -------------    -------------


Change in net assets resulting from operations                 (31,579,761)     116,343,956      (22,632,570)      56,123,514
                                                             -------------    -------------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                        24,846,114       33,605,981        6,820,575       24,612,447
Benefit payments                                                (5,830,479)      (3,672,213)      (4,968,693)      (5,520,386)
Payments on termination                                        (54,836,408)     (44,372,248)     (42,189,879)     (36,599,848)
Contract maintenance charge                                       (190,290)        (186,281)        (153,681)        (198,686)
Transfers among the sub-accounts
     and with the Fixed Account - net                            2,444,524      (38,047,377)     (62,748,030)     (16,822,685)
                                                             -------------    -------------    -------------    -------------

Change in net assets resulting
     from capital transactions                                 (33,566,539)     (52,672,138)    (103,239,708)     (34,529,158)
                                                             -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                              (65,146,300)      63,671,818     (125,872,278)      21,594,356

NET ASSETS AT BEGINNING OF PERIOD                              535,808,084      472,136,266      475,565,397      453,971,041
                                                             -------------    -------------    -------------    -------------

NET ASSETS AT END OF PERIOD                                  $ 470,661,784    $ 535,808,084    $ 349,693,119    $ 475,565,397
                                                             =============    =============    =============    =============


                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                            ------------------------------------------------------------------

                                                                                        High Yield
                                                                              --------------------------------

                                                                                    2000            1999
                                                                              ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                                   $  31,996,217    $  38,967,620
Net realized gains (losses)                                                      (49,030,625)     (31,301,303)
Change in unrealized gains (losses)                                              (47,984,362)     (15,834,237)
                                                                               -------------    -------------


Change in net assets resulting from operations                                   (65,018,770)      (8,167,920)
                                                                               -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                           5,088,118       26,101,041
Benefit payments                                                                  (4,283,015)      (4,009,045)
Payments on termination                                                          (30,396,806)     (35,111,312)
Contract maintenance charge                                                          (63,055)        (104,889)
Transfers among the sub-accounts
     and with the Fixed Account - net                                            (45,613,045)     (57,088,792)
                                                                               -------------    -------------

Change in net assets resulting
     from capital transactions                                                   (75,267,803)     (70,212,997)
                                                                               -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                               (140,286,573)     (78,380,917)

NET ASSETS AT BEGINNING OF PERIOD                                                258,683,943      337,064,860
                                                                               -------------    -------------

NET ASSETS AT END OF PERIOD                                                    $ 118,397,370    $ 258,683,943
                                                                               =============    =============







See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                            Income Builder           Information            Money Market
                                                    ------------------------------  -------------  --------------------------------

                                                         2000            1999          2000 (d)         2000              1999
                                                    --------------  --------------  -------------  ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                         $  2,394,071    $  4,500,919    $    (3,276)   $  15,583,814    $  13,220,816
Net realized gains (losses)                            (1,282,412)        112,097        (14,800)               -                -
Change in unrealized gains (losses)                    (2,694,441)       (428,270)      (160,451)               -                -
                                                     ------------    ------------    -----------    -------------    -------------


Change in net assets resulting from operations         (1,582,782)      4,184,746       (178,527)      15,583,814       13,220,816
                                                     ------------    ------------    -----------    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                1,613,246       7,989,151      1,097,092       47,872,330       75,959,488
Benefit payments                                         (968,748)     (1,104,145)             -      (15,333,949)     (12,372,372)
Payments on termination                                (5,576,539)     (5,408,027)          (125)    (100,926,101)    (112,272,629)
Contract maintenance charge                               (24,523)        (31,269)          (595)        (109,981)        (128,006)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (14,824,705)    (11,305,739)     1,600,612      (17,688,547)      34,266,127
                                                     ------------    ------------    -----------    -------------    -------------

Change in net assets resulting
     from capital transactions                        (19,781,269)     (9,860,029)     2,696,984      (86,186,248)     (14,547,392)
                                                     ------------    ------------    -----------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                     (21,364,051)     (5,675,283)     2,518,457      (70,602,434)      (1,326,576)

NET ASSETS AT BEGINNING OF PERIOD                      78,179,820      83,855,103              -      399,607,264      400,933,840
                                                     ------------    ------------    -----------    -------------    -------------

NET ASSETS AT END OF PERIOD                          $ 56,815,769    $ 78,179,820    $ 2,518,457    $ 329,004,830    $ 399,607,264
                                                     ============    ============    ===========    =============    =============







(d) For the Period Beginning November 6, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                            Pacific Growth                    Quality Income Plus
                                                     -------------------------------   --------------------------------

                                                          2000            1999              2000              1999
                                                     --------------  ---------------   ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                          $     88,849    $    (306,851)    $  20,697,830    $  23,233,331
Net realized gains (losses)                             (4,721,991)       5,666,501        (8,776,040)      (2,450,149)
Change in unrealized gains (losses)                    (25,754,810)      34,854,630        21,690,015      (47,274,110)
                                                      ------------    -------------     -------------    -------------


Change in net assets resulting from operations         (30,387,952)      40,214,280        33,611,805      (26,490,928)
                                                      ------------    -------------     -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                 6,138,915       12,935,903         7,876,912       29,984,131
Benefit payments                                          (779,687)        (522,120)       (9,709,897)      (7,891,742)
Payments on termination                                 (8,242,631)      (5,927,181)      (50,375,262)     (52,572,327)
Contract maintenance charge                                (28,669)         (41,208)         (154,638)        (161,057)
Transfers among the sub-accounts
     and with the Fixed Account - net                  (14,475,423)      12,162,641       (26,207,240)     (24,709,758)
                                                      ------------    -------------     -------------    -------------

Change in net assets resulting
     from capital transactions                         (17,387,495)      18,608,035       (78,570,125)     (55,350,753)
                                                      ------------    -------------     -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      (47,775,447)      58,822,315       (44,958,320)     (81,841,681)

NET ASSETS AT BEGINNING OF PERIOD                      106,176,560       47,354,245       414,010,657      495,852,338
                                                      ------------    -------------     -------------    -------------

NET ASSETS AT END OF PERIOD                           $ 58,401,113    $ 106,176,560     $ 369,052,337    $ 414,010,657
                                                      ============    =============     =============    =============


                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                                                 S&P 500 Index
                                                                       --------------------------------

                                                                             2000             1999
                                                                       ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                            $    (874,269)   $  (1,085,100)
Net realized gains (losses)                                                 1,861,370          965,551
Change in unrealized gains (losses)                                       (23,889,850)      20,320,510
                                                                        -------------    -------------


Change in net assets resulting from operations                            (22,902,749)      20,200,961
                                                                        -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                   29,138,284       62,363,357
Benefit payments                                                           (2,917,283)        (364,932)
Payments on termination                                                   (17,084,143)      (6,958,805)
Contract maintenance charge                                                   (79,072)         (52,042)
Transfers among the sub-accounts
     and with the Fixed Account - net                                      36,340,948       55,622,169
                                                                        -------------    -------------

Change in net assets resulting
     from capital transactions                                             45,398,734      110,609,747
                                                                        -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                          22,495,985      130,810,708

NET ASSETS AT BEGINNING OF PERIOD                                         177,287,890       46,477,182
                                                                        -------------    -------------

NET ASSETS AT END OF PERIOD                                             $ 199,783,875    $ 177,287,890
                                                                        =============    =============






See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                           Short-Term Bond                        Strategist
                                                     -----------------------------     --------------------------------

                                                         2000           1999 (b)             2000             1999
                                                     -------------  --------------     ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                          $   179,078    $     40,073       $  85,163,095    $   5,099,380
Net realized gains (losses)                                 2,408            (781)         18,049,690       15,031,460
Change in unrealized gains (losses)                        44,678         (19,068)       (101,361,897)      68,404,657
                                                      -----------    ------------       -------------    -------------


Change in net assets resulting from operations            226,164          20,224           1,850,888       88,535,497
                                                      -----------    ------------       -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                1,300,140         930,037          27,377,665       53,336,082
Benefit payments                                         (168,784)              -          (9,554,700)      (7,657,772)
Payments on termination                                  (448,343)       (114,564)        (67,256,375)     (54,083,482)
Contract maintenance charge                                (2,476)           (754)           (250,462)        (236,109)
Transfers among the sub-accounts
     and with the Fixed Account - net                   2,278,206       2,300,526          28,655,668       15,905,456
                                                      -----------    ------------       -------------    -------------

Change in net assets resulting
     from capital transactions                          2,958,743       3,115,245         (21,028,204)       7,264,175
                                                      -----------    ------------       -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                       3,184,907       3,135,469         (19,177,316)      95,799,672

NET ASSETS AT BEGINNING OF PERIOD                       3,135,469               -         652,147,887      556,348,215
                                                      -----------    ------------       -------------    -------------

NET ASSETS AT END OF PERIOD                           $ 6,320,376    $  3,135,469       $ 632,970,571    $ 652,147,887
                                                      ===========    ============       =============    =============


                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------

                                                                                   Utilities
                                                                       --------------------------------

                                                                            2000             1999
                                                                       ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                                            $  34,913,020    $  15,985,982
Net realized gains (losses)                                                26,773,710       23,911,415
Change in unrealized gains (losses)                                       (53,017,599)      14,087,560
                                                                        -------------    -------------


Change in net assets resulting from operations                              8,669,131       53,984,957
                                                                        -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                   18,520,186       39,072,264
Benefit payments                                                           (8,048,701)      (8,484,832)
Payments on termination                                                   (55,510,014)     (50,808,054)
Contract maintenance charge                                                  (212,176)        (201,221)
Transfers among the sub-accounts
     and with the Fixed Account - net                                      11,594,071      (10,204,178)
                                                                        -------------    -------------

Change in net assets resulting
     from capital transactions                                            (33,656,634)     (30,626,021)
                                                                        -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                                         (24,987,503)      23,358,936

NET ASSETS AT BEGINNING OF PERIOD                                         531,357,935      507,998,999
                                                                        -------------    -------------

NET ASSETS AT END OF PERIOD                                             $ 506,370,432    $ 531,357,935
                                                                        =============    =============





(b) For the Period Beginning May 3, 1999 and Ended December 31, 1999





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                       The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                    ---------------------------------------------------------------

                                                       Emerging Markets Equity               Equity Growth
                                                    ------------------------------  -------------------------------

                                                         2000           1999              2000            1999
                                                    --------------  --------------  ---------------  --------------
FROM OPERATIONS
Net investment income (loss)                         $  2,793,699    $   (123,674)   $   5,589,890    $  1,708,417
Net realized gains (losses)                            (1,114,021)      2,301,737        1,924,775         638,483
Change in unrealized gains (losses)                   (13,971,580)      5,429,367      (26,639,061)     12,913,775
                                                     ------------    ------------    -------------    ------------


Change in net assets resulting from operations        (12,291,902)      7,607,430      (19,124,396)     15,260,675
                                                     ------------    ------------    -------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                               10,687,977       5,860,089       26,800,090      18,427,169
Benefit payments                                         (264,494)         (4,713)      (1,101,811)       (284,465)
Payments on termination                                (1,504,909)       (593,151)      (7,282,991)     (3,119,435)
Contract maintenance charge                                (7,488)         (6,183)         (41,500)        (21,923)
Transfers among the sub-accounts
     and with the Fixed Account - net                     (59,472)      7,427,993       36,549,584      17,161,540
                                                     ------------    ------------    -------------    ------------

Change in net assets resulting
     from capital transactions                          8,851,614      12,684,035       54,923,372      32,162,886
                                                     ------------    ------------    -------------    ------------

INCREASE (DECREASE) IN NET ASSETS                      (3,440,288)     20,291,465       35,798,976      47,423,561

NET ASSETS AT BEGINNING OF PERIOD                      21,750,425       1,458,960       73,100,676      25,677,115
                                                     ------------    ------------    -------------    ------------

NET ASSETS AT END OF PERIOD                          $ 18,310,137    $ 21,750,425    $ 108,899,652    $ 73,100,676
                                                     ============    ============    =============    ============


                                                       The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                    ---------------------------------------------------------------

                                                                         International Magnum
                                                                    ------------------------------

                                                                         2000            1999
                                                                    --------------  --------------
FROM OPERATIONS
Net investment income (loss)                                         $    369,060    $     12,977
Net realized gains (losses)                                              (241,825)        245,853
Change in unrealized gains (losses)                                    (2,386,683)      1,391,382
                                                                     ------------    ------------


Change in net assets resulting from operations                         (2,259,448)      1,650,212
                                                                     ------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                                6,888,652       4,195,250
Benefit payments                                                         (218,924)        (11,957)
Payments on termination                                                (1,086,218)       (236,057)
Contract maintenance charge                                                (7,789)         (3,349)
Transfers among the sub-accounts
     and with the Fixed Account - net                                   5,829,986       2,293,294
                                                                     ------------    ------------

Change in net assets resulting
     from capital transactions                                         11,405,707       6,237,181
                                                                     ------------   -------------

INCREASE (DECREASE) IN NET ASSETS                                       9,146,259       7,887,393

NET ASSETS AT BEGINNING OF PERIOD                                      11,349,945       3,462,552
                                                                     ------------   -------------

NET ASSETS AT END OF PERIOD                                          $ 20,496,204   $  11,349,945
                                                                     ============   =============




(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------


                                                    The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                   ----------------------------------------------------------

                                                         Mid Cap
                                                          Value                    U.S. Real Estate
                                                   -------------------  -------------------------------------

                                                         2000 (e)              2000                1999
                                                   -------------------  ------------------  -----------------
FROM OPERATIONS
Net investment income (loss)                        $         846,972    $        212,859    $       209,474
Net realized gains (losses)                                   (26,756)            599,099            (80,917)
Change in unrealized gains (losses)                          (694,490)          1,473,607           (365,102)
                                                    -----------------    ----------------    ---------------


Change in net assets resulting from operations                125,726           2,285,565           (236,545)
                                                    -----------------    ----------------    ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                                    5,225,576           2,199,419          2,256,539
Benefit payments                                               (4,831)            (83,181)           (18,349)
Payments on termination                                      (142,447)           (829,831)          (219,432)
Contract maintenance charge                                    (1,966)             (5,703)            (1,904)
Transfers among the sub-accounts
     and with the Fixed Account - net                       2,759,559           7,508,547          1,478,675
                                                    -----------------    ----------------    ---------------

Change in net assets resulting
     from capital transactions                              7,835,891           8,789,251          3,495,529
                                                    -----------------    ----------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                           7,961,617          11,074,816          3,258,984

NET ASSETS AT BEGINNING OF PERIOD                                   -           5,238,524          1,979,540
                                                    -----------------    ----------------    ---------------

NET ASSETS AT END OF PERIOD                         $       7,961,617    $     16,313,340    $     5,238,524
                                                    =================    ================    ===============


                                                      Van Kampen Life Investment
                                                          Trust Sub-Account
                                                   --------------------------------

                                                          LIT Emerging Growth
                                                   --------------------------------

                                                         2000             1999
                                                   ---------------  ---------------
FROM OPERATIONS
Net investment income (loss)                        $  (3,231,653)   $    (643,933)
Net realized gains (losses)                             7,117,630        1,246,818
Change in unrealized gains (losses)                   (73,283,344)      46,420,306
                                                    -------------    -------------


Change in net assets resulting from operations        (69,397,367)      47,023,191
                                                    -------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                               98,979,814       27,759,585
Benefit payments                                       (1,770,332)        (201,304)
Payments on termination                               (16,299,682)      (3,202,433)
Contract maintenance charge                              (113,455)         (35,203)
Transfers among the sub-accounts
     and with the Fixed Account - net                 138,452,923       49,182,955
                                                    -------------    -------------

Change in net assets resulting
     from capital transactions                        219,249,268       73,503,600
                                                    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                     149,851,901      120,526,791

NET ASSETS AT BEGINNING OF PERIOD                     130,164,408        9,637,617
                                                    -------------    -------------

NET ASSETS AT END OF PERIOD                         $ 280,016,309    $ 130,164,408
                                                    =============    =============







(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------

                                                     AIM Variable Insurance Funds Sub-Accounts
                                                  -----------------------------------------------

                                                  AIM V.I. Capital    AIM V.I.        AIM V.I.
                                                    Appreciation       Growth          Value
                                                  ----------------  -------------  --------------

                                                      2000 (e)         2000 (e)       2000 (e)
                                                  ----------------  -------------  --------------
FROM OPERATIONS
Net investment income (loss)                       $      300,799    $   222,509    $  1,133,806
Net realized gains (losses)                              (783,746)      (325,309)       (539,878)
Change in unrealized gains (losses)                    (2,992,299)    (2,257,862)     (4,716,119)
                                                   --------------    -----------    ------------


Change in net assets resulting from operations         (3,475,246)    (2,360,662)     (4,122,191)
                                                   --------------    -----------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                8,831,089      6,951,807      19,428,320
Benefit payments                                         (104,263)       (70,239)       (110,067)
Payments on termination                                  (277,657)      (100,901)       (527,967)
Contract maintenance charge                                (4,181)        (2,311)         (8,468)
Transfers among the sub-accounts
     and with the Fixed Account - net                   9,222,222      4,511,770      15,623,618
                                                   --------------    -----------    ------------

Change in net assets resulting
     from capital transactions                         17,667,210     11,290,126      34,405,436
                                                   --------------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS                      14,191,964      8,929,464      30,283,245

NET ASSETS AT BEGINNING OF PERIOD                               -              -               -
                                                   --------------    -----------    ------------

NET ASSETS AT END OF PERIOD                        $   14,191,964    $ 8,929,464    $ 30,283,245
                                                   ==============    ===========    ============


                                                  Alliance Variable Product Series Fund Sub-Accounts
                                                  --------------------------------------------------

                                                     Alliance      Alliance Growth      Alliance
                                                      Growth          & Income       Premier Growth
                                                  ---------------  ----------------  ---------------

                                                     2000 (e)           2000 (e)         2000 (e)
                                                  ---------------  ----------------  ---------------
FROM OPERATIONS
Net investment income (loss)                       $      37,028    $       (1,639)   $     (55,080)
Net realized gains (losses)                             (245,418)           38,545          (96,387)
Change in unrealized gains (losses)                   (1,437,593)          678,624       (7,678,415)
                                                   -------------    --------------    -------------


Change in net assets resulting from operations        (1,645,983)          715,530       (7,829,882)
                                                   -------------    --------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                               6,020,329         8,503,685       19,474,950
Benefit payments                                         (80,917)         (126,654)         (97,170)
Payments on termination                                 (234,818)         (302,659)        (766,535)
Contract maintenance charge                               (2,835)           (7,260)         (11,185)
Transfers among the sub-accounts
     and with the Fixed Account - net                  5,475,300        17,867,145       26,030,568
                                                   -------------    --------------    -------------

Change in net assets resulting
     from capital transactions                        11,177,059        25,934,257       44,630,628
                                                   -------------    --------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      9,531,076        26,649,787       36,800,746

NET ASSETS AT BEGINNING OF PERIOD                              -                 -                -
                                                   -------------    --------------    -------------

NET ASSETS AT END OF PERIOD                        $   9,531,076    $   26,649,787    $  36,800,746
                                                   =============    ==============    =============






(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------

                                                         Putnam Variable Trust Sub-Accounts
                                                   ----------------------------------------------

                                                      Growth &     International
                                                       Income          Growth          Voyager
                                                   --------------  --------------  --------------

                                                      2000 (e)        2000 (e)        2000 (e)
                                                   --------------  --------------  --------------
FROM OPERATIONS
Net investment income (loss)                        $    (33,291)   $   (111,928)   $   (143,762)
Net realized gains (losses)                               38,065        (349,687)       (196,561)
Change in unrealized gains (losses)                      359,797        (747,007)     (4,274,119)
                                                    ------------    ------------    ------------


Change in net assets resulting from operations           364,571      (1,208,622)     (4,614,442)
                                                    ------------    ------------    ------------

FROM CAPITAL TRANSACTIONS
Deposits                                               4,011,399      12,932,128      15,917,834
Benefit payments                                               -         (66,733)              -
Payments on termination                                 (197,399)       (422,871)       (633,137)
Contract maintenance charge                               (2,605)         (6,887)         (7,325)
Transfers among the sub-accounts
     and with the Fixed Account - net                  5,844,510      13,149,980      15,128,829
                                                    ------------    ------------    ------------

Change in net assets resulting
     from capital transactions                         9,655,905      25,585,617      30,406,201
                                                    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                     10,020,476      24,376,995      25,791,759

NET ASSETS AT BEGINNING OF PERIOD                              -               -               -
                                                    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                         $ 10,020,476    $ 24,376,995    $ 25,791,759
                                                    ============    ============    ============


                                                          Morgan Stanley Dean Witter Variable
                                                    Investment Series (Class Y Shares) Sub-Accounts
                                                   -------------------------------------------------

                                                                                       Competitive
                                                      Aggressive         Capital          Edge,
                                                        Equity            Growth       "Best Ideas"
                                                   ----------------  --------------  ---------------

                                                       2000 (f)          2000 (f)        2000 (f)
                                                   ----------------  --------------  ---------------
FROM OPERATIONS
Net investment income (loss)                        $      (61,967)   $     36,680    $     (20,710)
Net realized gains (losses)                                  3,399         (18,546)          (8,768)
Change in unrealized gains (losses)                       (901,195)       (138,786)        (567,300)
                                                    --------------    ------------    -------------


Change in net assets resulting from operations            (959,763)       (120,652)        (596,778)
                                                    --------------    ------------    -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                13,046,167       1,840,288        5,131,055
Benefit payments                                           (51,889)         (7,387)         (11,615)
Payments on termination                                    (57,611)        (35,472)         (10,508)
Contract maintenance charge                                 (2,890)           (763)          (1,010)
Transfers among the sub-accounts
     and with the Fixed Account - net                    1,373,681       1,850,273          153,878
                                                    --------------    ------------    -------------

Change in net assets resulting
     from capital transactions                          14,307,458       3,646,939        5,261,800
                                                    --------------    ------------    -------------

INCREASE (DECREASE) IN NET ASSETS                       13,347,695       3,526,287        4,665,022

NET ASSETS AT BEGINNING OF PERIOD                                -               -                -
                                                    --------------    ------------    -------------

NET ASSETS AT END OF PERIOD                         $   13,347,695    $  3,526,287    $   4,665,022
                                                    ==============    ============    =============








(e) For the Period Beginning January 31, 2000 and Ended December 31, 2000

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                               Global
                                                    Dividend                     European      Dividend        High        Income
                                                     Growth         Equity        Growth        Growth         Yield       Builder
                                                 -------------- ------------- -------------- ------------- ------------- -----------

                                                     2000 (f)       2000 (f)      2000 (f)       2000 (f)      2000 (f)     2000 (f)
                                                 -------------- ------------- -------------- ------------- ------------- -----------
FROM OPERATIONS
Net investment income (loss)                      $    417,941   $   495,028   $    166,035   $    11,063   $   169,524   $  14,866
Net realized gains (losses)                            (57,888)      (72,134)      (121,738)       (1,049)      (40,614)       (937)
Change in unrealized gains (losses)                  1,016,373    (2,722,264)      (246,794)       73,356      (737,879)      2,663
                                                  ------------   -----------   ------------   -----------   -----------   ---------


Change in net assets resulting from operations       1,376,426    (2,299,370)      (202,497)       83,370      (608,969)     16,592
                                                  ------------   -----------   ------------   -----------   -----------   ---------

FROM CAPITAL TRANSACTIONS
Deposits                                            17,370,177    31,964,349     10,744,322     2,118,591     2,468,796     914,037
Benefit payments                                       (11,393)      (37,877)       (68,776)            -             -           -
Payments on termination                               (110,205)     (193,229)       (74,892)      (27,365)       (9,079)     (2,112)
Contract maintenance charge                             (4,132)       (6,897)        (2,288)         (479)         (421)       (209)
Transfers among the sub-accounts
     and with the Fixed Account - net                  461,836     2,430,841        173,340        36,588        92,135      36,204
                                                  ------------   -----------   ------------   -----------   -----------   ---------

Change in net assets resulting
     from capital transactions                      17,706,283    34,157,187     10,771,706     2,127,335     2,551,431     947,920
                                                  ------------   -----------   ------------   -----------   -----------   ---------

INCREASE (DECREASE) IN NET ASSETS                   19,082,709    31,857,817     10,569,209     2,210,705     1,942,462     964,512

NET ASSETS AT BEGINNING OF PERIOD                            -             -              -             -             -           -
                                                  ------------   -----------   ------------   -----------   -----------   ---------

NET ASSETS AT END OF PERIOD                       $ 19,082,709   $31,857,817   $ 10,569,209   $ 2,210,705   $ 1,942,462   $ 964,512
                                                  ============   ===========   ============   ===========   ===========   =========







(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                            Quality
                                                                   Money        Pacific      Income        S&P 500      Short-Term
                                                  Information      Market       Growth        Plus          Index          Bond
                                                 ------------- -------------- ----------- ------------- -------------- -------------

                                                    2000 (f)       2000 (f)     2000 (f)     2000 (f)      2000 (f)       2000 (f)
                                                 ------------- -------------- ----------- ------------- -------------- -------------
FROM OPERATIONS
Net investment income (loss)                      $    (2,841)  $    132,280   $  (3,834)  $    65,677   $    (45,839)  $    13,440
Net realized gains (losses)                                 8              -      (5,163)        2,019        (12,876)          234
Change in unrealized gains (losses)                  (109,760)             -    (197,092)       92,385     (1,094,586)        1,462
                                                  -----------   ------------   ---------   -----------   ------------   -----------


Change in net assets resulting from operations       (112,593)       132,280    (206,089)      160,081     (1,153,301)       15,136
                                                  -----------   ------------   ---------   -----------   ------------   -----------

FROM CAPITAL TRANSACTIONS
Deposits                                            2,037,542     20,255,548     921,823     4,616,633     13,059,493     1,236,517
Benefit payments                                            -              -           -             -        (72,473)            -
Payments on termination                                (1,735)      (225,866)       (359)      (18,951)       (76,724)       (3,902)
Contract maintenance charge                              (415)        (2,990)       (158)       (1,120)        (2,755)         (310)
Transfers among the sub-accounts
     and with the Fixed Account - net                  (8,210)    (6,349,118)     13,520       416,325        972,260       182,242
                                                  -----------   ------------   ---------   -----------   ------------   -----------

Change in net assets resulting
     from capital transactions                      2,027,182     13,677,574     934,826     5,012,887     13,879,801     1,414,547
                                                  -----------   ------------   ---------   -----------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS                   1,914,589     13,809,854     728,737     5,172,968     12,726,500     1,429,683

NET ASSETS AT BEGINNING OF PERIOD                           -              -           -             -              -             -
                                                  -----------   ------------   ---------   -----------   ------------   -----------

NET ASSETS AT END OF PERIOD                       $ 1,914,589   $ 13,809,854   $ 728,737   $ 5,172,968   $ 12,726,500   $ 1,429,683
                                                  ===========   ============   =========   ===========   ============   ===========






(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Dean Witter
                                                  Variable Investment Series
                                                 (Class Y Shares) Sub-Accounts
                                                -------------------------------

                                                  Strategist        Utilities
                                                --------------   --------------

                                                   2000 (f)         2000 (f)
                                                --------------   --------------
FROM OPERATIONS
Net investment income (loss)                     $    365,823     $    129,808
Net realized gains (losses)                           (38,366)         (10,745)
Change in unrealized gains (losses)                  (773,273)        (202,629)
                                                 ------------     ------------


Change in net assets resulting from operations       (445,816)         (83,566)
                                                 ------------     ------------

FROM CAPITAL TRANSACTIONS
Deposits                                           22,556,091       18,280,101
Benefit payments                                       (7,531)          (7,416)
Payments on termination                               (87,319)         (88,324)
Contract maintenance charge                            (5,054)          (4,126)
Transfers among the sub-accounts
     and with the Fixed Account - net               1,333,694          960,476
                                                 ------------     ------------


Change in net assets resulting
     from capital transactions                     23,789,881       19,140,711
                                                 ------------     ------------


INCREASE (DECREASE) IN NET ASSETS                  23,344,065       19,057,145

NET ASSETS AT BEGINNING OF PERIOD                           -                -
                                                 ------------     ------------


NET ASSETS AT END OF PERIOD                      $ 23,344,065     $ 19,057,145
                                                 ============     ============




(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues five variable annuity contracts: the Morgan Stanley Dean Witter Variable Annuity II, the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the Preferred Client Variable Annuity, the Morgan Stanley Dean Witter Variable Annuity 3, and the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager (collectively the "Contracts"). The deposits of the Contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
          Aggressive Equity                       Information
          Capital Growth                          Money Market
          Competitive Edge, "Best Ideas"          Pacific Growth
          Dividend Growth                         Quality Income Plus
          Equity                                  S&P 500 Index
          European Growth                         Short-Term Bond
          Global Dividend Growth                  Strategist
          High Yield                              Utilities
          Income Builder
       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (PREVIOUSLY KNOWN AS MORGAN
          STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
          Emerging Markets Equity                 Mid Cap Value
          Equity Growth                           U.S. Real Estate
          International Magnum
       VAN KAMPEN LIFE INVESTMENT TRUST
          LIT Emerging Growth
       AIM VARIABLE INSURANCE FUNDS
          AIM V.I. Capital Appreciation           AIM V.I. Value
          AIM V.I. Growth
       ALLIANCE VARIABLE PRODUCT SERIES FUND
          Alliance Growth                         Alliance Premier Growth
          Alliance Growth & Income
       PUTNAM VARIABLE TRUST
          Growth & Income                         Voyager
          International Growth

--------------------------------------------------------------------------------


1.   ORGANIZATION (CONTINUED)

       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
          Aggressive Equity                       Information
          Capital Growth                          Money Market
          Competitive Edge, "Best Ideas"          Pacific Growth
          Dividend Growth                         Quality Income Plus
          Equity                                  S&P 500 Index
          European Growth                         Short-Term Bond
          Global Dividend Growth                  Strategist
          High Yield                              Utilities
          Income Builder

     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------


3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the average daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Contracts.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contracts.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)


                                                                    Morgan Stanley Dean Witter Variable Annuity II
                                                       ---------------------------------------------------------------------

                                                                                         Unit activity during 2000:
                                                                                --------------------------------------------

                                                         Units Outstanding          Units          Units   Units Outstanding
                                                         December 31, 1999          Issued       Redeemed  December 31, 2000
                                                       -------------------      ------------  ------------ -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                924,675         6,341,267    (4,164,785)       3,101,157
  Capital Growth                                                 3,251,167         1,049,440    (1,279,525)       3,021,082
  Competitive Edge, "Best Ideas"                                 1,766,647         1,564,045      (924,813)       2,405,879
  Dividend Growth                                               31,771,950         2,953,392   (12,277,622)      22,447,720
  Equity                                                        13,033,466         2,612,030    (3,382,699)      12,262,797
  European Growth                                                7,442,535         4,593,090    (5,728,147)       6,307,478
  Global Dividend Growth                                        15,377,323         1,179,563    (5,492,334)      11,064,552
  High Yield                                                     6,186,696         1,271,037    (3,345,585)       4,112,148
  Income Builder                                                 2,557,977           700,855    (1,390,310)       1,868,522
  Information                                                            -            91,116       (27,576)          63,540
  Money Market                                                  17,541,394        77,631,812   (82,072,695)      13,100,511
  Pacific Growth                                                 7,412,176        31,249,411   (32,944,342)       5,717,245
  Quality Income Plus                                           16,872,144         2,640,795    (6,588,948)      12,923,991
  S&P 500 Index                                                  4,729,418         3,252,229    (2,296,188)       5,685,459
  Short-Term Bond                                                  127,159           372,957      (252,926)         247,190
  Strategist                                                    13,273,409         1,527,664    (3,280,494)      11,520,579
  Utilities                                                     11,688,649         1,316,557    (3,115,661)       9,889,545

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                          609,573        16,737,934   (16,850,589)         496,918
  Equity Growth                                                  1,653,843         2,769,272    (1,838,283)       2,584,832
  International Magnum                                             281,569         5,407,715    (5,167,722)         521,562
  Mid Cap Value                                                          -         1,743,809    (1,613,795)         130,014
  U.S. Real Estate                                                 230,000         4,268,590    (3,989,429)         509,161

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                            1,761,875         5,314,069    (3,678,654)       3,397,290

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                          -         1,741,481    (1,410,724)         330,757
  AIM V.I. Growth                                                        -         1,133,808      (934,691)         199,117
  AIM V.I. Value                                                         -         2,296,760    (1,638,647)         658,113

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                        -           736,739      (479,977)         256,762
  Alliance Growth & Income                                               -         1,890,009    (1,179,222)         710,787
  Alliance Premier Growth                                                -         1,564,834      (474,431)       1,090,403

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                        -         2,025,969    (1,731,711)         294,258
  International Growth                                                   -         4,794,979    (4,217,824)         577,155
  Voyager                                                                -         1,159,172      (564,466)         594,706



                                                                  Accumulated
                                                                  Unit Value
                                                               December 31, 2000
                                                               -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                     $  14.04
  Capital Growth                                                           31.30
  Competitive Edge, "Best Ideas"                                            9.93
  Dividend Growth                                                          36.76
  Equity                                                                   67.70
  European Growth                                                          40.73
  Global Dividend Growth                                                   18.49
  High Yield                                                               16.06
  Income Builder                                                           12.85
  Information                                                               9.29
  Money Market                                                             14.08
  Pacific Growth                                                            5.76
  Quality Income Plus                                                      19.95
  S&P 500 Index                                                            11.80
  Short-Term Bond                                                          10.51
  Strategist                                                               31.23
  Utilities                                                                33.42

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   8.22
  Equity Growth                                                            12.11
  International Magnum                                                     10.45
  Mid Cap Value                                                            10.24
  U.S. Real Estate                                                         11.23

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      21.45

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                             8.32
  AIM V.I. Growth                                                           7.34
  AIM V.I. Value                                                            8.00

Investments in the Alliance Variable Product Series Fund
  Sub-Accounts:
  Alliance Growth                                                           8.14
  Alliance Growth & Income                                                 10.76
  Alliance Premier Growth                                                   7.86

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          10.80
  International Growth                                                      9.08
  Voyager                                                                   8.13



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                  Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider
                                                  --------------------------------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                    ----------------------------------------

                                                             Units Outstanding        Units       Units    Units Outstanding
                                                            December 31, 1999        Issued      Redeemed  December 31, 2000
                                                            ------------------      --------    ---------- -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          -        92,041       (19,621)           72,420
  Capital Growth                                                             -       153,394       (13,781)          139,613
  Competitive Edge, "Best Ideas"                                             -        37,003          (110)           36,893
  Dividend Growth                                                            -     1,089,897       (93,278)          996,619
  Equity                                                                     -     1,328,473       (39,392)        1,289,081
  European Growth                                                            -       456,654       (22,360)          434,294
  Global Dividend Growth                                                     -       267,973       (47,593)          220,380
  High Yield                                                                 -       105,732       (11,417)           94,315
  Income Builder                                                             -        12,953        (3,403)            9,550
  Money Market                                                               -       275,657       (90,315)          185,342
  Pacific Growth                                                             -        64,420       (21,942)           42,478
  Quality Income Plus                                                        -       391,866       (17,793)          374,073
  S&P 500 Index                                                              -        73,288        (2,662)           70,626
  Strategist                                                                 -     1,094,172       (84,319)        1,009,853
  Utilities                                                                  -       810,548       (29,532)          781,016

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    -         4,827             -             4,827
  Equity Growth                                                              -        19,684        (3,668)           16,016
  International Magnum                                                       -         1,690             -             1,690
  Mid Cap Value                                                              -         2,770           (35)            2,735
  U.S. Real Estate                                                           -        10,052          (711)            9,341

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                        -       115,897       (20,193)           95,704

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              -        18,081            (5)           18,076
  AIM V.I. Growth                                                            -        37,734        (4,285)           33,449
  AIM V.I. Value                                                             -        36,117        (2,925)           33,192

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            -        18,304           (33)           18,271
  Alliance Growth & Income                                                   -         6,267             -             6,267
  Alliance Premier Growth                                                    -        14,145            (7)           14,138

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            -            84            (5)               79
  International Growth                                                       -        24,612             -            24,612
  Voyager                                                                    -        27,825        (2,363)           25,462


                                                                     Accumulated
                                                                       Unit Value
                                                                   December 31, 2000
                                                                   -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          $  9.69
  Capital Growth                                                                9.72
  Competitive Edge, "Best Ideas"                                                8.43
  Dividend Growth                                                              10.70
  Equity                                                                        9.54
  European Growth                                                               9.21
  Global Dividend Growth                                                        9.95
  High Yield                                                                    6.96
  Income Builder                                                               10.05
  Money Market                                                                 10.28
  Pacific Growth                                                                7.28
  Quality Income Plus                                                          10.77
  S&P 500 Index                                                                 8.97
  Strategist                                                                    9.94
  Utilities                                                                    10.14

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       6.39
  Equity Growth                                                                 8.34
  International Magnum                                                          9.06
  Mid Cap Value                                                                10.24
  U.S. Real Estate                                                             11.51

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                           8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 8.29
  AIM V.I. Growth                                                               7.40
  AIM V.I. Value                                                                8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                               8.00
  Alliance Growth & Income                                                     10.25
  Alliance Premier Growth                                                       7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              10.57
  International Growth                                                          9.02
  Voyager                                                                       8.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider and Enhanced
                             Death Benefit Option, Performance Death Benefit Option or Performance Income Benefit Option
                             -------------------------------------------------------------------------------------------

                                                                                         Unit activity during 2000:
                                                                                    -------------------------------------

                                                                Units Outstanding    Units    Units     Units Outstanding
                                                                December 31, 1999    Issued  Redeemed   December 31, 2000
                                                               -------------------  -------- ---------- -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                              -    45,427   (13,089)            32,338
  Capital Growth                                                                 -    24,368         -             24,368
  Competitive Edge, "Best Ideas"                                                 -     5,747        (1)             5,746
  Dividend Growth                                                                -   291,638   (17,484)           274,154
  Equity                                                                         -   355,627   (32,484)           323,143
  European Growth                                                                -   121,384    (3,045)           118,339
  Global Dividend Growth                                                         -   101,777    (5,960)            95,817
  High Yield                                                                     -    29,698    (5,190)            24,508
  Income Builder                                                                 -     1,972        (6)             1,966
  Money Market                                                                   -    95,063   (87,020)             8,043
  Pacific Growth                                                                 -     9,443      (366)             9,077
  Quality Income Plus                                                            -   115,005    (6,506)           108,499
  S&P 500 Index                                                                  -    41,078       (21)            41,057
  Strategist                                                                     -   331,663    (5,009)           326,654
  Utilities                                                                      -   228,033    (1,722)           226,311

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                        -        12         -                 12
  Equity Growth                                                                  -    29,047   (11,559)            17,488
  International Magnum                                                           -     5,300    (1,628)             3,672
  U.S. Real Estate                                                               -       458        (6)               452

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                            -    56,049    (6,526)            49,523

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                  -     4,938        (1)             4,937
  AIM V.I. Growth                                                                -     5,870        (1)             5,869

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                -     6,858        (1)             6,857
  Alliance Growth & Income                                                       -    10,486         -             10,486
  Alliance Premier Growth                                                        -     5,141        (2)             5,139

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                -     5,419         -              5,419
  International Growth                                                           -     3,997         -              3,997
  Voyager                                                                        -     3,406        (2)             3,404


                                                                             Accumulated
                                                                             Unit Value
                                                                          December 31, 2000
                                                                          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                 $  9.69
  Capital Growth                                                                       9.71
  Competitive Edge, "Best Ideas"                                                       8.43
  Dividend Growth                                                                     10.69
  Equity                                                                               9.54
  European Growth                                                                      9.20
  Global Dividend Growth                                                               9.94
  High Yield                                                                           6.95
  Income Builder                                                                      10.04
  Money Market                                                                        10.27
  Pacific Growth                                                                       7.27
  Quality Income Plus                                                                 10.77
  S&P 500 Index                                                                        8.96
  Strategist                                                                           9.93
  Utilities                                                                           10.13

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                              6.38
  Equity Growth                                                                        8.33
  International Magnum                                                                 9.05
  U.S. Real Estate                                                                    11.50

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                  8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        8.28
  AIM V.I. Growth                                                                      7.40

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                      8.00
  Alliance Growth & Income                                                            10.24
  Alliance Premier Growth                                                              7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     10.56
  International Growth                                                                 9.01
  Voyager                                                                              8.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                 Morgan Stanley Dean Witter Variable Annuity II with Enhanced Death Benefit Option,
                                                        Performance Death Benefit Option or Performance Income Benefit Option
                                                -----------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                        --------------------------------------------

                                                             Units Outstanding              Units        Units     Units Outstanding
                                                             December 31, 1999             Issued      Redeemed    December 31, 2000
                                                           -------------------          -----------   ------------ -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                  1,122,012            3,803,892       (912,137)       4,013,767
  Capital Growth                                                     1,636,053              694,543       (448,216)       1,882,380
  Competitive Edge, "Best Ideas"                                     2,481,411            1,139,678       (642,496)       2,978,593
  Dividend Growth                                                   20,053,835            1,948,755     (7,371,661)      14,630,929
  Equity                                                            10,374,793            2,343,359     (2,142,932)      10,575,220
  European Growth                                                    4,444,148            2,794,872     (2,937,427)       4,301,593
  Global Dividend Growth                                             8,775,455              723,111     (2,588,881)       6,909,685
  High Yield                                                         4,203,079              586,990     (1,940,134)       2,849,935
  Income Builder                                                     3,113,231              150,686     (1,034,507)       2,229,410
  Information                                                                -              120,446         (8,160)         112,286
  Money Market                                                      10,276,270           36,502,067    (38,497,409)       8,280,928
  Pacific Growth                                                     4,058,485           27,612,644    (28,279,905)       3,391,224
  Quality Income Plus                                                5,167,349              869,181     (1,594,859)       4,441,671
  S&P 500 Index                                                      6,209,831            3,140,780     (1,814,805)       7,535,806
  Short-Term Bond                                                     121,549              310,081       (187,647)         243,983
  Strategist                                                         6,559,093            1,350,609     (1,189,912)       6,719,790
  Utilities                                                          4,016,659              939,883       (780,555)       4,175,987

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                              689,216            1,362,196     (1,166,683)         884,729
  Equity Growth                                                      2,952,648            2,752,957     (1,503,676)       4,201,929
  International Magnum                                                 416,818              491,043       (194,122)         713,739
  Mid Cap Value                                                              -              133,783        (14,692)         119,091
  U.S. Real Estate                                                     194,964              474,767       (142,836)         526,895

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                2,522,689            5,349,894     (2,468,519)       5,404,064

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              -              530,729       (127,710)         403,019
  AIM V.I. Growth                                                            -              262,938        (40,849)         222,089
  AIM V.I. Value                                                             -              984,704       (116,938)         867,766

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            -              291,472        (38,453)         253,019
  Alliance Growth & Income                                                   -              915,704       (159,048)         756,656
  Alliance Premier Growth                                                    -            1,468,491        (98,297)       1,370,194

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            -              220,718              -         220,718
  International Growth                                                       -              620,887        (58,420)        562,467
Voyager                                                                      -              912,659       (125,900)        786,759


                                                                         Accumulated
                                                                          Unit Value
                                                                     December 31, 2000
                                                                     -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           $  14.01
  Capital Growth                                                                 31.09
  Competitive Edge, "Best Ideas"                                                  9.89
  Dividend Growth                                                                36.52
  Equity                                                                         67.25
  European Growth                                                                40.46
  Global Dividend Growth                                                         18.37
  High Yield                                                                     15.95
  Income Builder                                                                 12.78
  Information                                                                     9.29
  Money Market                                                                   13.99
  Pacific Growth                                                                  5.72
  Quality Income Plus                                                            19.82
  S&P 500 Index                                                                  11.76
  Short--Term Bond                                                               10.49
  Strategist                                                                     31.02
  Utilities                                                                      33.19

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         8.19
  Equity Growth                                                                  12.06
  International Magnum                                                           10.41
  Mid Cap Value                                                                  10.23
  U.S. Real Estate                                                               11.20

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                            21.37

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                   8.32
  AIM V.I. Growth                                                                 7.34
  AIM V.I. Value                                                                  7.99

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 8.14
  Alliance Growth & Income                                                       10.75
  Alliance Premier Growth                                                         7.85

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                 10.79
  International Growth                                                             9.08
  Voyager                                                                          8.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                                    Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider and
                                                      Performance Benefit Combination Option or Death Benefit Combination Option
                                                    ------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                           --------------------------------------

                                                                 Units Outstanding           Units    Units     Units Outstanding
                                                                 December 31, 1999          Issued  Redeemed    December 31, 2000
                                                                -------------------        -------  --------    -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                               -          3,933     (143)                3,790
  Capital Growth                                                                  -          1,919     (345)                1,574
  Dividend Growth                                                                 -         52,339   (2,086)               50,253
  Equity                                                                          -         56,197     (684)               55,513
  European Growth                                                                 -         25,192   (1,738)               23,454
  Global Dividend Growth                                                          -         16,360   (2,411)               13,949
  High Yield                                                                      -          4,694      (15)                4,679
  Money Market                                                                    -          2,561     (439)                2,122
  Pacific Growth                                                                  -          1,279     (628)                  651
  Quality Income Plus                                                             -          9,270     (201)                9,069
  S&P 500 Index                                                                   -          9,550       (5)                9,545
  Strategist                                                                      -         55,837   (3,590)               52,247
  Utilities                                                                       -         30,894     (368)               30,526

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                   -         12,028      (92)               11,936
  International Magnum                                                            -          1,098        -                 1,098
  Mid Cap Value                                                                   -            361        -                   361

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                             -         14,769     (100)               14,669

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Value                                                                  -            101        -                   101

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                         -          1,955       (1)                1,954
Investments in the Putnam Variable Trust Sub-Accounts:
  Voyager                                                                         -            482        -                   482



                                                                                 Accumulated
                                                                                  Unit Value
                                                                                December 31, 2000
                                                                                -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                       $  9.68
  Capital Growth                                                                             9.71
  Dividend Growth                                                                           10.69
  Equity                                                                                     9.53
  European Growth                                                                            9.20
  Global Dividend Growth                                                                     9.94
  High Yield                                                                                 6.95
  Money Market                                                                              10.27
  Pacific Growth                                                                             7.27
  Quality Income Plus                                                                       10.76
  S&P 500 Index                                                                              8.96
  Strategist                                                                                 9.93
  Utilities                                                                                 10.13

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                              8.33
  International Magnum                                                                       9.04
  Mid Cap Value                                                                             10.22

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                        8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Value                                                                             8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                                    7.97
Investments in the Putnam Variable Trust Sub-Accounts:
  Voyager                                                                                    8.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                        Morgan Stanley Dean Witter Variable Annuity II with Death Benefit Combination Option or
                                                                     Performance Benefit Combination Option
                                        ---------------------------------------------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                  --------------------------------------------

                                                          Units Outstanding         Units         Units      Units Outstanding
                                                          December 31, 1999         Issued       Redeemed    December 31, 2000
                                                          -----------------       ----------     ---------   -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                 458,487        1,621,998      (329,064)          1,751,421
  Capital Growth                                                    128,657          234,510       (50,275)            312,892
  Competitive Edge, "Best Ideas"                                    489,657          446,713      (125,833)            810,537
  Dividend Growth                                                 1,434,477          736,620      (682,198)          1,488,899
  Equity                                                            950,293          715,671      (269,166)          1,396,798
  European Growth                                                   392,050          373,168      (130,075)            635,143
  Global Dividend Growth                                            488,336          303,250      (180,211)            611,375
  High Yield                                                        290,136          144,534      (163,230)            271,440
  Income Builder                                                    270,771           87,029      (129,242)            228,558
  Information                                                             -           36,992           (21)             36,971
  Money Market                                                    1,263,421        3,903,594    (4,081,597)          1,085,418
  Pacific Growth                                                    390,608          716,997      (533,639)            573,966
  Quality Income Plus                                               328,139          198,858      (138,552)            388,445
  S&P 500 Index                                                   1,877,442        1,367,163      (623,521)          2,621,084
  Short--Term Bond                                                   34,942           67,468       (33,811)             68,599
  Strategist                                                      1,004,838          577,758      (247,702)          1,334,894
  Utilities                                                         340,744          322,154      (104,032)            558,866

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                           210,592          439,572      (200,659)            449,505
  Equity Growth                                                     495,861          578,929      (158,881)            915,909
  International Magnum                                              172,588          241,300       (54,679)            359,209
  Mid Cap Value                                                           -           70,125        (2,321)             67,804
  U.S. Real Estate                                                   93,827          100,877       (29,697)            165,007

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                               818,855        1,726,136      (386,499)          2,158,492

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           -          267,819       (15,096)            252,723
  AIM V.I. Growth                                                         -          117,145        (4,520)            112,625
  AIM V.I. Value                                                          -          543,811       (33,365)            510,446

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                         -          152,519        (7,384)            145,135
  Alliance Growth & Income                                                -          282,835             -             282,835
  Alliance Premier Growth                                                 -          528,775       (23,450)            505,325

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                         -           86,919             -              86,919
  International Growth                                                    -          446,227       (16,182)            430,045
  Voyager                                                                 -          403,670       (42,449)            361,221

                                                                                 Accumulated
                                                                                 Unit Value
                                                                              December 31, 2000
                                                                              -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                    $  13.98
  Capital Growth                                                                          30.57
  Competitive Edge, "Best Ideas"                                                           9.86
  Dividend Growth                                                                         35.88
  Equity                                                                                  66.07
  European Growth                                                                         39.79
  Global Dividend Growth                                                                  18.19
  High Yield                                                                              15.66
  Income Builder                                                                          12.72
  Information                                                                              9.29
  Money Market                                                                            13.74
  Pacific Growth                                                                           5.67
  Quality Income Plus                                                                     19.47
  S&P 500 Index                                                                           11.73
  Short--Term Bond                                                                        10.47
  Strategist                                                                              30.47
  Utilities                                                                               32.61

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                                  8.17
  Equity Growth                                                                           12.02
  International Magnum                                                                    10.38
  Mid Cap Value                                                                           10.23
  U.S. Real Estate                                                                        11.16

Investments in the Van Kampen Life Investment Trust Sub--Account:
  LIT Emerging Growth                                                                     21.30

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                            8.31
  AIM V.I. Growth                                                                          7.33
  AIM V.I. Value                                                                           7.99

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                          8.13
  Alliance Growth & Income                                                                10.75
  Alliance Premier Growth                                                                  7.85

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                         10.78
  International Growth                                                                     9.07
  Voyager                                                                                  8.11


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)

                                                    Morgan Stanley Dean Witter Variable Annuity II with Longevity Reward Rider,
                                                    Enhanced Earnings Death Benefit and Enhanced Death Benefit Option,
                                                    Performance Income Benefit Option or Performance Death Benefit Option
                                                    ---------------------------------------------------------------------------

                                                                                             Unit activity during 2000:
                                                                                      -----------------------------------------

                                                       Units Outstanding               Units     Units       Units Outstanding
                                                       December 31, 1999              Issued    Redeemed     December 31, 2000
                                                      -------------------             -------  ----------    ------------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                       -              18,163          (4)              18,159
  Equity                                                                -              31,703           -               31,703
  European Growth                                                       -              23,608           -               23,608
  Global Dividend Growth                                                -              11,559           -               11,559
  High Yield                                                            -               5,111          (1)               5,110
  Strategist                                                            -              20,036          (5)              20,031


                                                                           Accumulated
                                                                           Unit Value
                                                                        December 31, 2000
                                                                        -----------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                $  10.50
  Equity                                                                            10.13
  European Growth                                                                   10.40
  Global Dividend Growth                                                            10.32
  High Yield                                                                         9.54
  Strategist                                                                        10.07

Units relating to accrued contract maintenance charges are included in units redeemed.

   (Units in whole amounts)


                                Morgan Stanley Dean Witter Variable Annuity II with Enhanced Earnings Death Benefit and Enhanced
                                    Death Benefit Option, Performance Income Benefit Option or Performance Death Benefit Option
                                ------------------------------------------------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                         ---------------------------------------

                                                                   Units Outstanding       Units                       Units
                                                                   December 31, 1999       Issued                    Redeemed
                                                                  -------------------    ------------              -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                  -           24,796                   (19,608)
  Equity                                                                           -           36,047                   (31,693)
  Global Dividend Growth                                                           -           12,606                   (11,546)
  High Yield                                                                       -            7,164                    (5,111)
  Income Builder                                                                   -            9,383                       (10)
  Quality Income Plus                                                              -           14,091                        (7)
  Strategist                                                                       -           31,311                   (20,039)
  Utilities                                                                        -            6,967                        (2)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                    -            1,183                         -
  U.S. Real Estate                                                                 -            5,552                       (47)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -              463                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                Accumulated
                                                                 Units Outstanding              Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                            5,188            $           10.50
  Equity                                                                     4,354                        10.13
  Global Dividend Growth                                                     1,060                        10.32
  High Yield                                                                 2,053                         9.54
  Income Builder                                                             9,373                        10.28
  Quality Income Plus                                                       14,084                        10.02
  Strategist                                                                11,272                        10.07
  Utilities                                                                  6,965                        10.14

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                              1,183                         9.83
  U.S. Real Estate                                                           5,505                        10.03

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          463                         9.84



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)

                                                                 Morgan Stanley Dean Witter Variable Annuity II with
                                                     Longevity Reward Rider, Enhanced Earnings Death Benefit, and Income and Death
                                                     Benefit Combination Rider II, Death Benefit Combination Option, or Performance
                                                                                Combination Benefit Option
                                                     -----------------------------------------------------------------------------

                                                                                                        Unit activity during 2000:
                                                                                            --------------------------------------

                                                                   Units Outstanding           Units                     Units
                                                                   December 31, 1999           Issued                  Redeemed
                                                                  -------------------       ------------             -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                                  -             11,927                        (3)
  Equity                                                                           -              3,680                         -
  European Growth                                                                  -              9,466                         -
  Global Dividend Growth                                                           -              8,932                         -
  High Yield                                                                       -              3,187                         -
  Income Builder                                                                   -              3,463                        (3)
  Pacific Growth                                                                   -                348                         -
  Strategist                                                                       -              1,637                        (1)
  Utilities                                                                        -              1,819                        (1)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -              3,527                         -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                          -                576                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                               Accumulated
                                                                 Units Outstanding            Unit Value
                                                                 December 31, 2000          December 31, 2000
                                                                 -----------------          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                         11,924            $           10.49
  Equity                                                                   3,680                        10.13
  European Growth                                                          9,466                        10.40
  Global Dividend Growth                                                   8,932                        10.32
  High Yield                                                               3,187                         9.54
  Income Builder                                                           3,460                        10.28
  Pacific Growth                                                             348                         9.50
  Strategist                                                               1,636                        10.07
  Utilities                                                                1,818                        10.14

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      3,527                         9.84

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                    576                         9.81


Units relating to accrued contract maintenance charges are included in units redeemed.

   (Units in whole amounts)


                               Morgan Stanley Dean Witter Variable Annuity II with Income and Death Benefit Combination Rider II
                               -------------------------------------------------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                          --------------------------------------

                                                                   Units Outstanding         Units                      Units
                                                                   December 31, 1999         Issued                   Redeemed
                                                                  -------------------     ------------              ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                -            2,136                        (1)
  Capital Growth                                                                   -              280                         -
  Dividend Growth                                                                  -           17,415                        (4)
  Equity                                                                           -           45,152                      (309)
  European Growth                                                                  -            8,533                         -
  Global Dividend Growth                                                           -            5,147                         -
  High Yield                                                                       -            3,235                        (1)
  Money Market                                                                     -            4,301                      (112)
  Quality Income Plus                                                              -            6,006                        (3)
  S&P 500 Index                                                                    -           19,737                        (9)
  Strategist                                                                       -              314                         -
  Utilities                                                                        -            1,268                         -

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                    -              721                         -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -            6,591                         -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                          -              661                         -

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                 Accumulated
                                                                 Units Outstanding                Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          2,135            $            9.21
  Capital Growth                                                               280                         9.87
  Dividend Growth                                                           17,411                        10.42
  Equity                                                                    44,843                         9.27
  European Growth                                                            8,533                        10.33
  Global Dividend Growth                                                     5,147                        10.28
  High Yield                                                                 3,234                         8.36
  Money Market                                                               4,189                        10.07
  Quality Income Plus                                                        6,003                        10.40
  S&P 500 Index                                                             19,728                         9.21
  Strategist                                                                   314                         9.57
  Utilities                                                                  1,268                        10.02

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                721                         8.58

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        6,591                         8.11

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Premier Growth                                                      661                         8.83

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                            Morgan Stanley Dean Witter Variable Annuity II with Enhanced Earnings Death Benefit and Income and Death Benefit Combination Rider II
                                            -----------------------------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                          -------------------------------------

                                                              Units Outstanding              Units                     Units
                                                              December 31, 1999              Issued                  Redeemed
                                                             -------------------          ------------             ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                             -                 3,475                         -
  High Yield                                                                  -                    98                         -
  Quality Income Plus                                                         -                 2,757                        (2)
  Strategist                                                                  -                 3,348                        (1)
  Utilities                                                                   -                 6,317                        (2)

                                                    Unit activity during 2000:
                                                    --------------------------

                                                                                          Accumulated
                                                             Units Outstanding            Unit Value
                                                             December 31, 2000          December 31, 2000
                                                             -----------------          -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Dividend Growth                                                      3,475            $           10.49
  High Yield                                                              98                         9.54
  Quality Income Plus                                                  2,755                        10.02
  Strategist                                                           3,347                        10.07
  Utilities                                                            6,315                        10.14


Units relating to accrued contract maintenance charges are included in units redeemed.

    (Units in whole amounts)


                                                                     Morgan Stanley Dean Witter Variable Annuity II AssetManager
                                                                     -----------------------------------------------------------

                                                                                                      Unit activity during 2000:
                                                                                               ---------------------------------

                                                                   Units Outstanding              Units                 Units
                                                                   December 31, 1999              Issued              Redeemed
                                                                  -------------------          ------------         ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           11,455               103,217               (16,122)
  Capital Growth                                                              27,471                47,495               (10,495)
  Competitive Edge, "Best Ideas"                                              59,367               110,705               (32,272)
  Dividend Growth                                                            441,792               330,306              (185,441)
  Equity                                                                     277,235               344,474               (86,840)
  European Growth                                                             84,846               107,925               (30,211)
  Global Dividend Growth                                                      80,482                30,782               (31,269)
  High Yield                                                                 183,538                78,174              (136,802)
  Income Builder                                                              38,046                17,953                (9,138)
  Information                                                                      -                54,117                   (12)
  Money Market                                                               326,539               430,710              (489,481)
  Pacific Growth                                                              16,849                18,340                (9,205)
  Quality Income Plus                                                        353,126               179,209               (99,929)
  S&P 500 Index                                                              167,065               211,991               (51,034)
  Short-Term Bond                                                             11,170                11,617               (14,019)
  Strategist                                                                 198,638               176,730               (50,650)
  Utilities                                                                  137,439               140,984               (41,304)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                      8,933                27,024                (7,572)
  Equity Growth                                                               48,641                82,939                (8,543)
  International Magnum                                                        25,209                50,764                (7,809)
  U.S. Real Estate                                                            13,344                19,112                (4,669)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         90,139               181,308               (26,098)


                                                       Unit activity during 2000:
                                                       --------------------------

                                                                                                Accumulated
                                                                Units Outstanding               Unit Value
                                                                December 31, 2000            December 31, 2000
                                                                -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                        98,550            $           13.98
  Capital Growth                                                           64,471                        12.70
  Competitive Edge, "Best Ideas"                                          137,800                         9.72
  Dividend Growth                                                         586,657                        10.06
  Equity                                                                  534,869                        13.83
  European Growth                                                         162,560                        10.72
  Global Dividend Growth                                                   79,995                        10.71
  High Yield                                                              124,910                         5.74
  Income Builder                                                           46,861                        10.06
  Information                                                              54,105                         9.29
  Money Market                                                            267,768                        10.93
  Pacific Growth                                                           25,984                        11.77
  Quality Income Plus                                                     432,406                        10.67
  S&P 500 Index                                                           328,022                        10.96
  Short-Term Bond                                                           8,768                        10.47
  Strategist                                                              324,718                        11.95
  Utilities                                                               237,119                        12.27

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  28,385                         9.36
  Equity Growth                                                           123,037                        11.78
  International Magnum                                                     68,164                         9.31
  U.S. Real Estate                                                         27,787                        11.25

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     245,349                        18.70



Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                   Morgan Stanley Dean Witter Variable Annuity II AssetManager with Enhanced Death Benefit Option,
                                              Performance Death Benefit Option or Performance Income Benefit Option
                                   -----------------------------------------------------------------------------------------------

                                                                                                        Unit activity during 2000:
                                                                                                ----------------------------------

                                                                Units Outstanding                  Units                 Units
                                                                December 31, 1999                  Issued              Redeemed
                                                               -------------------              ------------         -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                        40,515                   160,807               (31,530)
  Capital Growth                                                           30,798                    63,396               (22,568)
  Competitive Edge, "Best Ideas"                                           72,820                   141,468               (27,304)
  Dividend Growth                                                         662,841                   283,180              (269,991)
  Equity                                                                  471,331                   374,551              (126,474)
  European Growth                                                         194,903                 1,330,291            (1,213,378)
  Global Dividend Growth                                                  128,434                    53,084               (29,521)
  High Yield                                                              123,235                    72,395               (98,477)
  Income Builder                                                           52,500                    19,066               (27,211)
  Money Market                                                            436,501                 5,219,455            (5,148,551)
  Pacific Growth                                                           38,449                 2,310,180            (2,295,476)
  Quality Income Plus                                                     249,824                   104,021              (112,968)
  S&P 500 Index                                                           349,707                   226,980              (115,013)
  Short-Term Bond                                                          11,485                     9,657                (3,780)
  Strategist                                                              162,824                   147,664               (54,697)
  Utilities                                                               165,102                    90,031               (36,026)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  16,698                    14,266                (7,719)
  Equity Growth                                                           104,259                    98,166               (42,010)
  International Magnum                                                     30,807                    38,686               (14,106)
  U.S. Real Estate                                                         33,042                    14,335               (10,774)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     108,684                   421,544              (314,354)

                                                     Unit activity during 2000:
                                                     --------------------------

                                                                                               Accumulated
                                                              Units Outstanding               Unit Value
                                                              December 31, 2000            December 31, 2000
                                                             ------------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                     169,792            $           13.95
  Capital Growth                                                         71,626                        12.66
  Competitive Edge, "Best Ideas"                                        186,984                         9.69
  Dividend Growth                                                       676,030                        10.03
  Equity                                                                719,408                        13.79
  European Growth                                                       311,816                        10.69
  Global Dividend Growth                                                151,997                        10.67
  High Yield                                                             97,153                         5.73
  Income Builder                                                         44,355                        10.03
  Money Market                                                          507,405                        10.90
  Pacific Growth                                                         53,153                        11.73
  Quality Income Plus                                                   240,877                        10.63
  S&P 500 Index                                                         461,674                        10.92
  Short-Term Bond                                                        17,362                        10.45
  Strategist                                                            255,791                        11.91
  Utilities                                                             219,107                        12.23

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                23,245                         9.33
  Equity Growth                                                         160,415                        11.75
  International Magnum                                                   55,387                         9.28
  U.S. Real Estate                                                       36,603                        11.21

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                   215,874                        18.64


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)


                                                            Morgan Stanley Dean Witter Variable Annuity II AssetManager with
                                                       Performance Benefit Combination Option or Death Benefit Combination Option
                                                       --------------------------------------------------------------------------

                                                                                                       Unit activity during 2000:
                                                                                               ----------------------------------

                                                                  Units Outstanding             Units                    Units
                                                                  December 31, 1999             Issued                 Redeemed
                                                                 ------------------           ------------          -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                          44,292                261,031                (36,377)
  Capital Growth                                                             27,483                112,149                (11,989)
  Competitive Edge, Best Ideas                                               23,894                121,152                (13,304)
  Dividend Growth                                                           256,374                398,660               (136,020)
  Equity                                                                    323,544                438,050               (112,197)
  European Growth                                                            75,890                234,683                (20,639)
  Global Dividend Growth                                                     62,965                 43,352                (12,494)
  High Yield                                                                 38,054                 47,583                (17,645)
  Income Builder                                                             20,223                  7,260                 (2,601)
  Information                                                                     -                  4,195                      -
  Money Market                                                              123,921                732,371               (575,394)
  Pacific Growth                                                             73,243                 65,992                (19,835)
  Quality Income Plus                                                       172,419                156,062                (52,245)
  S&P 500 Index                                                             168,103                168,225                (42,689)
  Short-Term Bond                                                             5,436                 12,633                 (4,707)
  Strategist                                                                 68,969                158,771                 (9,697)
  Utilities                                                                 100,464                143,131                (26,144)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    51,240                 92,115                (30,324)
  Equity Growth                                                              16,474                129,432                (16,593)
  International Magnum                                                       21,796                 43,414                 (9,856)
  U.S. Real Estate                                                           30,211                 55,211                (18,081)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                       129,629                337,238                (78,670)

                                                        Unit activity during 2000:
                                                        --------------------------

                                                                                                Accumulated
                                                                Units Outstanding                Unit Value
                                                                December 31, 2000            December 31, 2000
                                                               ------------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                       268,946            $           13.92
  Capital Growth                                                          127,643                        12.62
  Competitive Edge, Best Ideas                                            131,742                         9.66
  Dividend Growth                                                         519,014                        10.00
  Equity                                                                  649,397                        13.75
  European Growth                                                         289,934                        10.66
  Global Dividend Growth                                                   93,823                        10.64
  High Yield                                                               67,992                         5.71
  Income Builder                                                           24,882                        10.00
  Information                                                               4,195                         9.29
  Money Market                                                            280,898                        10.87
  Pacific Growth                                                          119,400                        11.70
  Quality Income Plus                                                     276,236                        10.60
  S&P 500 Index                                                           293,639                        10.89
  Short-Term Bond                                                          13,362                        10.43
  Strategist                                                              218,043                        11.88
  Utilities                                                               217,451                        12.20

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                 113,031                         9.30
  Equity Growth                                                           129,313                        11.71
  International Magnum                                                     55,354                         9.25
  U.S. Real Estate                                                         67,341                        11.18

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     388,197                        18.59


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                                           Morgan Stanley Dean Witter Variable Annuity 3
                                                                   --------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                 --------------------------------

                                                                    Units Outstanding               Units                Units
                                                                    December 31, 1999               Issued             Redeemed
                                                                   -------------------           ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                 70,355               (9,045)
  Equity Growth                                                                     -                195,008              (12,835)
  International Magnum                                                              -                 41,655                    -
  Mid Cap Value                                                                     -                 57,281               (3,230)
  U.S. Real Estate                                                                  -                 21,807                 (906)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                495,445              (23,341)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -                 99,637               (8,820)
  AIM V.I. Growth                                                                   -                112,909               (1,985)
  AIM V.I. Value                                                                    -                312,033                    -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                122,226               (2,250)
  Alliance Growth & Income                                                          -                109,440               (6,732)
  Alliance Premier Growth                                                           -                312,880               (8,302)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                 73,374                    -
  International Growth                                                              -                194,668               (7,102)
  Voyager                                                                           -                216,014               (4,578)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                215,518              (17,167)
  Capital Growth                                                                    -                 65,559               (1,210)
  Competitive Edge, "Best Ideas"                                                    -                 85,892               (2,859)
  Dividend Growth                                                                   -                256,863               (5,012)
  Equity                                                                            -                681,963               (6,684)
  European Growth                                                                   -                235,980              (11,289)
  Global Dividend Growth                                                            -                 37,669               (3,745)
  High Yield                                                                        -                 36,379               (2,566)
  Income Builder                                                                    -                 31,077               (3,644)
  Information                                                                       -                 27,658                  (77)
  Money Market                                                                      -                478,735             (206,566)
  Pacific Growth                                                                    -                  8,832               (1,305)
  Quality Income Plus                                                               -                177,762               (1,338)
  S&P 500 Index                                                                     -                312,738              (11,108)
  Short-Term Bond                                                                   -                 22,751                 (143)
  Strategist                                                                        -                437,224              (11,156)
  Utilities                                                                         -                342,061               (4,308)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                 Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    61,310                      $  6.39
  Equity Growth                                                             182,173                         8.34
  International Magnum                                                       41,655                         9.05
  Mid Cap Value                                                              54,051                        10.23
  U.S. Real Estate                                                           20,901                        11.50

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                       472,104                         8.13

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                              90,817                         8.28
  AIM V.I. Growth                                                           110,924                         7.40
  AIM V.I. Value                                                            312,033                         8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                           119,976                         8.00
  Alliance Growth & Income                                                  102,708                        10.24
  Alliance Premier Growth                                                   304,578                         7.98

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            73,374                        10.56
  International Growth                                                      187,566                         9.02
  Voyager                                                                   211,436                         8.12

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                         198,351                         9.68
  Capital Growth                                                             64,349                         9.70
  Competitive Edge, "Best Ideas"                                             83,033                         8.41
  Dividend Growth                                                           251,851                        10.68
  Equity                                                                    675,279                         9.53
  European Growth                                                           224,691                         9.19
  Global Dividend Growth                                                     33,924                         9.93
  High Yield                                                                 33,813                         6.94
  Income Builder                                                             27,433                        10.03
  Information                                                                27,581                         9.29
  Money Market                                                              272,169                        10.26
  Pacific Growth                                                              7,527                         7.27
  Quality Income Plus                                                       176,424                        10.75
  S&P 500 Index                                                             301,630                         8.96
  Short-Term Bond                                                            22,608                        10.30
  Strategist                                                                426,068                         9.92
  Utilities                                                                 337,753                        10.13


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                Morgan Stanley Dean Witter Variable Annuity 3 with Performance Death Benefit Option
                                                -----------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                             ----------------------------------

                                                                  Units Outstanding             Units                  Units
                                                                  December 31, 1999             Issued               Redeemed
                                                                  ------------------         ------------          ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         -               45,452                (13,690)
  Equity Growth                                                                   -              451,234                 (9,863)
  International Magnum                                                            -               43,773                 (5,658)
  Mid Cap Value                                                                   -               89,498                   (680)
  U.S. Real Estate                                                                -               30,053                 (4,529)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                             -              821,294                (32,513)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                   -              262,592                 (7,022)
  AIM V.I. Growth                                                                 -              216,997                 (3,809)
  AIM V.I. Value                                                                  -              482,717                 (8,921)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 -              134,618                 (1,737)
  Alliance Growth & Income                                                        -              172,651                (25,831)
  Alliance Premier Growth                                                         -              424,668                (20,885)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                 -               73,293                      -
  International Growth                                                            -              271,699                 (4,540)
  Voyager                                                                         -              318,320                (10,628)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                               -              396,938                (13,525)
  Capital Growth                                                                  -              122,872                 (8,800)
  Competitive Edge, "Best Ideas"                                                  -              185,390                 (4,358)
  Dividend Growth                                                                 -              451,170                (12,452)
  Equity                                                                          -            1,099,472                (64,331)
  European Growth                                                                 -              303,478                (18,650)
  Global Dividend Growth                                                          -               76,151                 (2,225)
  High Yield                                                                      -               51,886                (11,493)
  Income Builder                                                                  -               19,855                 (2,760)
  Information                                                                     -               57,590                    (12)
  Money Market                                                                    -              616,365               (283,068)
  Pacific Growth                                                                  -               13,136                   (509)
  Quality Income Plus                                                             -              116,117                 (9,488)
  S&P 500 Index                                                                   -              441,133                (16,668)
  Short-Term Bond                                                                 -               33,699                 (1,359)
  Strategist                                                                      -              483,829                 (9,393)
  Utilities                                                                       -              396,056                (18,081)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                Accumulated
                                                                   Units Outstanding            Unit Value
                                                                   December 31, 2000          December 31, 2000
                                                                   -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   31,762                      $  6.38
  Equity Growth                                                            441,371                         8.33
  International Magnum                                                      38,115                         9.05
  Mid Cap Value                                                             88,818                        10.22
  U.S. Real Estate                                                          25,524                        11.49

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                      788,781                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                            255,570                         8.28
  AIM V.I. Growth                                                          213,188                         7.39
  AIM V.I. Value                                                           473,796                         8.32

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                          132,881                         7.99
  Alliance Growth & Income                                                 146,820                        10.23
  Alliance Premier Growth                                                  403,783                         7.97

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                           73,293                        10.56
  International Growth                                                     267,159                         9.01
  Voyager                                                                  307,692                         8.11

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                        383,413                         9.67
  Capital Growth                                                           114,072                         9.69
  Competitive Edge, "Best Ideas"                                           181,032                         8.41
  Dividend Growth                                                          438,718                        10.68
  Equity                                                                 1,035,141                         9.52
  European Growth                                                          284,828                         9.18
  Global Dividend Growth                                                    73,926                         9.92
  High Yield                                                                40,393                         6.94
  Income Builder                                                            17,095                        10.02
  Information                                                               57,578                         9.29
  Money Market                                                             333,297                        10.25
  Pacific Growth                                                            12,627                         7.27
  Quality Income Plus                                                      106,629                        10.74
  S&P 500 Index                                                            424,465                         8.95
  Short-Term Bond                                                           32,340                        10.30
  Strategist                                                               474,436                         9.91
  Utilities                                                                377,975                        10.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                Morgan Stanley Dean Witter Variable Annuity 3 with Death Benefit Combination Option
                                                -----------------------------------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                               ----------------------------------

                                                                  Units Outstanding               Units                  Units
                                                                  December 31, 1999               Issued               Redeemed
                                                                  -------------------          ------------          ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                          -                83,855                 (5,727)
  Equity Growth                                                                    -               332,911                (31,363)
  International Magnum                                                             -                73,831                      -
  Mid Cap Value                                                                    -                98,553                    (82)
  U.S. Real Estate                                                                 -                23,928                   (210)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                              -               683,232                (19,532)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                    -               154,655                 (8,419)
  AIM V.I. Growth                                                                  -               132,495                 (1,504)
  AIM V.I. Value                                                                   -               358,488                (13,283)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                  -               134,032                 (7,812)
  Alliance Growth & Income                                                         -               139,161                      -
  Alliance Premier Growth                                                          -               388,853                (15,658)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                  -                60,394                   (547)
  International Growth                                                             -               182,723                 (2,071)
  Voyager                                                                          -               299,575                 (6,777)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                -               265,175                 (8,734)
  Capital Growth                                                                   -                56,059                 (1,575)
  Competitive Edge, "Best Ideas"                                                   -               112,649                 (1,764)
  Dividend Growth                                                                  -               304,912                (25,422)
  Equity                                                                           -               711,536                (18,636)
  European Growth                                                                  -               286,818                (64,597)
  Global Dividend Growth                                                           -                37,805                 (3,680)
  High Yield                                                                       -               149,310                 (9,490)
  Income Builder                                                                   -                36,830                   (116)
  Information                                                                      -                26,114                     (6)
  Money Market                                                                     -               443,522               (120,832)
  Pacific Growth                                                                   -                29,046                   (624)
  Quality Income Plus                                                              -                84,408                   (433)
  S&P 500 Index                                                                    -               295,044                (11,591)
  Short-Term Bond                                                                  -                21,845                    (26)
  Strategist                                                                       -               481,319                (24,794)
  Utilities                                                                        -               361,745                 (4,011)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                               Accumulated
                                                                  Units Outstanding            Unit Value
                                                                  December 31, 2000          December 31, 2000
                                                                  -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  78,128                      $  6.38
  Equity Growth                                                           301,548                         8.32
  International Magnum                                                     73,831                         9.04
  Mid Cap Value                                                            98,471                        10.22
  U.S. Real Estate                                                         23,718                        11.49

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     663,700                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           146,236                         8.27
  AIM V.I. Growth                                                         130,991                         7.39
  AIM V.I. Value                                                          345,205                         8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                         126,220                         7.99
  Alliance Growth & Income                                                139,161                        10.23
  Alliance Premier Growth                                                 373,195                         7.97

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          59,847                        10.55
  International Growth                                                    180,652                         9.00
  Voyager                                                                 292,798                         8.11

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                       256,441                         9.66
  Capital Growth                                                           54,484                         9.69
  Competitive Edge, "Best Ideas"                                          110,885                         8.40
  Dividend Growth                                                         279,490                        10.67
  Equity                                                                  692,900                         9.52
  European Growth                                                         222,221                         9.18
  Global Dividend Growth                                                   34,125                         9.92
  High Yield                                                              139,820                         6.94
  Income Builder                                                           36,714                        10.02
  Information                                                              26,108                         9.29
  Money Market                                                            322,690                        10.25
  Pacific Growth                                                           28,422                         7.26
  Quality Income Plus                                                      83,975                        10.73
  S&P 500 Index                                                           283,453                         8.95
  Short-Term Bond                                                          21,819                        10.29
  Strategist                                                              456,525                         9.91
  Utilities                                                               357,734                        10.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                               Morgan Stanley Dean Witter Variable Annuity 3 with Income Benefit Combination Option
                                               ------------------------------------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                            -------------------------------------

                                                                  Units Outstanding             Units                     Units
                                                                  December 31, 1999             Issued                  Redeemed
                                                                  -----------------         ------------             ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       -               14,060                    (4,931)
  Equity Growth                                                                 -               29,299                    (1,274)
  International Magnum                                                          -                7,192                      (455)
  Mid Cap Value                                                                 -               13,264                      (111)
  U.S. Real Estate                                                              -                5,630                    (1,155)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                           -              205,879                    (9,622)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 -                6,586                      (375)
  AIM V.I. Growth                                                               -                9,431                      (122)
  AIM V.I. Value                                                                -               84,006                    (2,911)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                               -                9,111                      (355)
  Alliance Growth & Income                                                      -                7,310                         -
  Alliance Premier Growth                                                       -               30,846                      (291)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                               -               10,484                         -
  International Growth                                                          -               25,658                    (2,589)
  Voyager                                                                       -               99,425                    (4,881)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                             -               44,816                    (2,062)
  Capital Growth                                                                -                6,320                      (439)
  Competitive Edge, "Best Ideas"                                                -               29,532                      (118)
  Dividend Growth                                                               -               22,635                      (942)
  Equity                                                                        -               90,809                    (4,897)
  European Growth                                                               -               36,834                    (3,204)
  Global Dividend Growth                                                        -                1,774                    (1,049)
  High Yield                                                                    -                6,402                        (2)
  Information                                                                   -                3,567                    (1,572)
  Money Market                                                                  -              100,189                   (57,564)
  Pacific Growth                                                                -                2,612                      (211)
  Quality Income Plus                                                           -               11,912                        (2)
  S&P 500 Index                                                                 -               19,876                    (1,313)
  Short-Term Bond                                                               -                4,834                        (2)
  Strategist                                                                    -               19,619                    (1,103)
  Utilities                                                                     -               17,781                    (3,709)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                   9,129                      $  6.38
  Equity Growth                                                            28,025                         8.32
  International Magnum                                                      6,737                         9.04
  Mid Cap Value                                                            13,153                        10.21
  U.S. Real Estate                                                          4,475                        11.48

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                     196,257                         8.12

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                             6,211                         8.27
  AIM V.I. Growth                                                           9,309                         7.39
  AIM V.I. Value                                                           81,095                         8.31

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                           8,756                         7.99
  Alliance Growth & Income                                                  7,310                        10.22
  Alliance Premier Growth                                                  30,555                         7.96

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          10,484                        10.55
  International Growth                                                     23,069                         9.00
  Voyager                                                                  94,544                         8.10

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                        42,754                         9.66
  Capital Growth                                                            5,881                         9.68
  Competitive Edge, "Best Ideas"                                           29,414                         8.40
  Dividend Growth                                                          21,693                        10.67
  Equity                                                                   85,912                         9.51
  European Growth                                                          33,630                         9.17
  Global Dividend Growth                                                      725                         9.91
  High Yield                                                                6,400                         6.93
  Information                                                               1,995                         9.29
  Money Market                                                             42,625                        10.24
  Pacific Growth                                                            2,401                         7.26
  Quality Income Plus                                                      11,910                        10.73
  S&P 500 Index                                                            18,563                         8.94
  Short-Term Bond                                                           4,832                        10.29
  Strategist                                                               18,516                         9.91
  Utilities                                                                14,072                        10.11

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                     Morgan Stanley Dean Witter Variable Annuity 3 with Income and Death Benefit Combination Option
                                     ----------------------------------------------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                               --------------------------------

                                                                    Units Outstanding             Units                Units
                                                                    December 31, 1999             Issued             Redeemed
                                                                   -------------------         ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -              101,725              (18,362)
  Equity Growth                                                                     -              299,598               (9,849)
  International Magnum                                                              -               67,972               (3,606)
  Mid Cap Value                                                                     -              179,679               (9,870)
  U.S. Real Estate                                                                  -               24,723                 (416)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -            1,160,768              (35,343)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -              159,468              (10,146)
  AIM V.I. Growth                                                                   -              157,297              (14,706)
  AIM V.I. Value                                                                    -              346,373              (19,193)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -               97,138               (1,878)
  Alliance Growth & Income                                                          -              291,984               (7,159)
  Alliance Premier Growth                                                           -              458,139              (19,918)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -               87,345                    -
  International Growth                                                              -              294,114               (2,530)
  Voyager                                                                           -              421,342              (12,310)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -              488,918              (19,431)
  Capital Growth                                                                    -              110,628               (2,162)
  Competitive Edge, "Best Ideas"                                                    -              149,237              (11,060)
  Dividend Growth                                                                   -              296,303              (24,393)
  Equity                                                                            -              793,423              (18,936)
  European Growth                                                                   -              374,889               (7,893)
  Global Dividend Growth                                                            -               77,812               (1,401)
  High Yield                                                                        -               60,034               (5,844)
  Income Builder                                                                    -               12,117               (1,549)
  Information                                                                       -               91,709               (1,341)
  Money Market                                                                      -              584,722             (253,586)
  Pacific Growth                                                                    -               44,613                 (167)
  Quality Income Plus                                                               -               74,075               (2,438)
  S&P 500 Index                                                                     -              385,096              (35,357)
  Short-Term Bond                                                                   -               45,611               (1,470)
  Strategist                                                                        -              951,045              (23,405)
  Utilities                                                                         -              270,764               (7,944)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                               Accumulated
                                                                  Units Outstanding            Unit Value
                                                                  December 31, 2000          December 31, 2000
                                                                  -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                  83,363                      $  6.37
  Equity Growth                                                           289,749                         8.31
  International Magnum                                                     64,366                         9.03
  Mid Cap Value                                                           169,809                        10.20
  U.S. Real Estate                                                         24,307                        11.47

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                   1,125,425                         8.11

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                           149,322                         8.26
  AIM V.I. Growth                                                         142,591                         7.38
  AIM V.I. Value                                                          327,180                         8.30

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                          95,260                         7.98
  Alliance Growth & Income                                                284,825                        10.21
  Alliance Premier Growth                                                 438,221                         7.96

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                          87,345                        10.53
  International Growth                                                    291,584                         8.99
  Voyager                                                                 409,032                         8.09

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                       469,487                         9.65
  Capital Growth                                                          108,466                         9.67
  Competitive Edge, "Best Ideas"                                          138,177                         8.39
  Dividend Growth                                                         271,910                        10.65
  Equity                                                                  774,487                         9.50
  European Growth                                                         366,996                         9.16
  Global Dividend Growth                                                   76,411                         9.90
  High Yield                                                               54,190                         6.92
  Income Builder                                                           10,568                        10.00
  Information                                                              90,368                         9.29
  Money Market                                                            331,136                        10.23
  Pacific Growth                                                           44,446                         7.25
  Quality Income Plus                                                      71,637                        10.72
  S&P 500 Index                                                           349,739                         8.93
  Short-Term Bond                                                          44,141                        10.27
  Strategist                                                              927,640                         9.89
  Utilities                                                               262,820                        10.10


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                      Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                      ----------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                                --------------------------------

                                                                    Units Outstanding              Units                Units
                                                                    December 31, 1999              Issued             Redeemed
                                                                   -------------------          ------------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                   697                     -
  Equity Growth                                                                     -                 7,709                 (768)
  International Magnum                                                              -                 1,848                 (739)
  Mid Cap Value                                                                     -                11,438                 (153)
  U.S. Real Estate                                                                  -                 5,280                  (44)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                27,426               (2,923)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                     -                 8,464                   (1)
  AIM V.I. Growth                                                                   -                 5,182                   (1)
  AIM V.I. Value                                                                    -                32,287               (5,338)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                 4,858                   (1)
  Alliance Growth & Income                                                          -                23,886               (5,547)
  Alliance Premier Growth                                                           -                21,107                   (9)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                 5,756                    -
  International Growth                                                              -                17,699                 (627)
  Voyager                                                                           -                31,848               (5,556)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                14,524                 (945)
  Capital Growth                                                                    -                 7,609                  (19)
  Competitive Edge, "Best Ideas"                                                    -                 1,875                   (1)
  Dividend Growth                                                                   -                14,103                   (3)
  Equity                                                                            -                21,974                  (70)
  European Growth                                                                   -                 5,902                   (6)
  Global Dividend Growth                                                            -                 1,196                    -
  High Yield                                                                        -                   203                    -
  Information                                                                       -                 1,812                    -
  Money Market                                                                      -                40,553              (20,929)
  Quality Income Plus                                                               -                16,337                   (3)
  S&P 500 Index                                                                     -                31,386               (6,110)
  Short-Term Bond                                                                   -                 3,045                    -
  Strategist                                                                        -                30,734                 (805)
  Utilities                                                                         -                11,854                   (7)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                 Accumulated
                                                                   Units Outstanding             Unit Value
                                                                   December 31, 2000           December 31, 2000
                                                                   -----------------           -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                       697                      $  7.22
  Equity Growth                                                               6,941                         8.25
  International Magnum                                                        1,109                         9.68
  Mid Cap Value                                                              11,285                         9.58
  U.S. Real Estate                                                            5,236                        10.18

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        24,503                         7.72

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                               8,463                         7.68
  AIM V.I. Growth                                                             5,181                         7.61
  AIM V.I. Value                                                             26,949                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                             4,857                         8.23
  Alliance Growth & Income                                                   18,339                         9.93
  Alliance Premier Growth                                                    21,098                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                             5,756                        10.26
  International Growth                                                       17,072                         9.51
  Voyager                                                                    26,292                         8.24

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                          13,579                         8.97
  Capital Growth                                                              7,590                         9.41
  Competitive Edge, "Best Ideas"                                              1,874                         8.51
  Dividend Growth                                                            14,100                        10.68
  Equity                                                                     21,904                         8.91
  European Growth                                                             5,896                        10.04
  Global Dividend Growth                                                      1,196                        10.44
  High Yield                                                                    203                         7.31
  Information                                                                 1,812                         9.29
  Money Market                                                               19,624                        10.13
  Quality Income Plus                                                        16,334                        10.46
  S&P 500 Index                                                              25,276                         8.89
  Short-Term Bond                                                             3,045                        10.15
  Strategist                                                                 29,929                         9.45
  Utilities                                                                  11,847                         9.33


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                      Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                                with Performance Death Benefit Option
                                                                      ----------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                               ---------------------------------

                                                                    Units Outstanding             Units                 Units
                                                                    December 31, 1999             Issued              Redeemed
                                                                   -------------------         ------------         ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                1,849                     -
  Equity Growth                                                                     -               11,596                    (3)
  International Magnum                                                              -                1,976                     -
  Mid Cap Value                                                                     -                6,402                    (2)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -               31,293                  (700)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                                   -                3,651                    (1)
  AIM V.I. Value                                                                    -               12,015                     -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                5,172                    (1)
  Alliance Growth & Income                                                          -                3,262                     -
  Alliance Premier Growth                                                           -                8,550                    (3)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                1,806                     -
  International Growth                                                              -                3,681                     -
  Voyager                                                                           -               12,002                    (7)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                9,125                   (20)
  Capital Growth                                                                    -                2,875                  (825)
  Competitive Edge, "Best Ideas"                                                    -                1,689                     -
  Dividend Growth                                                                   -                8,706                    (2)
  Equity                                                                            -               43,821                  (885)
  European Growth                                                                   -                6,366                  (854)
  High Yield                                                                        -                1,730                     -
  Information                                                                       -                  625                    (1)
  Money Market                                                                      -                8,736                     -
  Pacific Growth                                                                    -                1,338                     -
  S&P 500 Index                                                                     -                9,951                  (918)
  Short-Term Bond                                                                   -                2,119                     -
  Strategist                                                                        -                6,603                  (825)
  Utilities                                                                         -               10,539                  (838)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                Accumulated
                                                                    Units Outstanding            Unit Value
                                                                    December 31, 2000          December 31, 2000
                                                                    -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                     1,849                      $  7.22
  Equity Growth                                                              11,593                         8.25
  International Magnum                                                        1,976                         9.67
  Mid Cap Value                                                               6,400                         9.57

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        30,593                         7.72

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                             3,650                         7.61
  AIM V.I. Value                                                             12,015                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                             5,171                         8.22
  Alliance Growth & Income                                                    3,262                         9.93
  Alliance Premier Growth                                                     8,547                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                             1,806                        10.26
  International Growth                                                        3,681                         9.50
  Voyager                                                                    11,995                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                           9,105                         8.97
  Capital Growth                                                              2,050                         9.40
  Competitive Edge, "Best Ideas"                                              1,689                         8.51
  Dividend Growth                                                             8,704                        10.68
  Equity                                                                     42,936                         8.91
  European Growth                                                             5,512                        10.03
  High Yield                                                                  1,730                         7.30
  Information                                                                   624                         9.29
  Money Market                                                                8,736                        10.13
  Pacific Growth                                                              1,338                         7.87
  S&P 500 Index                                                               9,033                         8.89
  Short-Term Bond                                                             2,119                        10.14
  Strategist                                                                  5,778                         9.45
  Utilities                                                                   9,701                         9.33


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)

                                                                    Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                                 with Death Benefit Combination Option
                                                                   -----------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                                ------------------------------

                                                                       Units Outstanding           Units              Units
                                                                       December 31, 1999           Issued           Redeemed
                                                                      -------------------       ------------      ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                              -                849                  -
  Equity Growth                                                                        -              3,318               (361)
  International Magnum                                                                 -                807                  -
  Mid Cap Value                                                                        -                824                 (1)
  U.S. Real Estate                                                                     -                916                 (8)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                  -             18,589             (1,765)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        -             31,897                 (7)
  AIM V.I. Growth                                                                      -              1,381                  -
  AIM V.I. Value                                                                       -             10,781             (3,867)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                      -                296                  -
  Alliance Growth & Income                                                             -              7,060                  -
  Alliance Premier Growth                                                              -             35,707                (14)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                      -             10,733                  -
  International Growth                                                                 -             31,510                  -
  Voyager                                                                              -              3,191                 (2)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                    -              3,633             (1,686)
  Capital Growth                                                                       -              6,555                (64)
  Competitive Edge, "Best Ideas"                                                       -              1,095                  -
  Dividend Growth                                                                      -              1,400                 (8)
  Equity                                                                               -             22,921             (5,791)
  European Growth                                                                      -              5,026             (1,637)
  Global Dividend Growth                                                               -              2,431                 (1)
  High Yield                                                                           -              1,725                (10)
  Income Builder                                                                       -              1,548                  -
  Money Market                                                                         -             16,713             (2,333)
  Pacific Growth                                                                       -                389                  -
  Quality Income Plus                                                                  -              2,839               (138)
  S&P 500 Index                                                                        -              4,323                 (9)
  Strategist                                                                           -             16,598             (2,665)
  Utilities                                                                            -             10,051             (2,925)


                                                                 Unit activity during 2000:
                                                                 --------------------------

                                                                                                  Accumulated
                                                                      Units Outstanding            Unit Value
                                                                      December 31, 2000          December 31, 2000
                                                                      -----------------          -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                         849                      $  7.22
  Equity Growth                                                                 2,957                         8.24
  International Magnum                                                            807                         9.67
  Mid Cap Value                                                                   823                         9.57
  U.S. Real Estate                                                                908                        10.17

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          16,824                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                31,890                         7.67
  AIM V.I. Growth                                                               1,381                         7.60
  AIM V.I. Value                                                                6,914                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                 296                         8.22
  Alliance Growth & Income                                                      7,060                         9.92
  Alliance Premier Growth                                                      35,693                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              10,733                        10.25
  International Growth                                                         31,510                         9.50
  Voyager                                                                       3,189                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                             1,947                         8.97
  Capital Growth                                                                6,491                         9.40
  Competitive Edge, "Best Ideas"                                                1,095                         8.50
  Dividend Growth                                                               1,392                        10.67
  Equity                                                                       17,130                         8.90
  European Growth                                                               3,389                        10.03
  Global Dividend Growth                                                        2,430                        10.43
  High Yield                                                                    1,715                         7.30
  Income Builder                                                                1,548                        10.01
  Money Market                                                                 14,380                        10.13
  Pacific Growth                                                                  389                         7.87
  Quality Income Plus                                                           2,701                        10.45
  S&P 500 Index                                                                 4,314                         8.89
  Strategist                                                                   13,933                         9.45
  Utilities                                                                     7,126                         9.32

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                                     Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                              with Income Benefit Combination Option
                                                                    -----------------------------------------------------------

                                                                                                  Unit activity during 2000:
                                                                                               ---------------------------------

                                                                    Units Outstanding             Units                 Units
                                                                    December 31, 1999             Issued              Redeemed
                                                                   -------------------         ------------         ------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           -                1,500                     -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                               -                8,701                     -

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                                   -                1,410                    (1)
  AIM V.I. Value                                                                    -                2,074                     -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                   -                2,441                     -
  Alliance Growth & Income                                                          -                  636                     -
  Alliance Premier Growth                                                           -                4,401                    (1)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                   -                2,256                     -
  International Growth                                                              -                2,085                     -
  Voyager                                                                           -                1,932                    (1)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                 -                  856                    (2)
  Dividend Growth                                                                   -                1,300                     -
  Equity                                                                            -                1,291                    (1)
  European Growth                                                                   -                  102                     -
  High Yield                                                                        -                  143                     -
  Pacific Growth                                                                    -                1,879                    (1)
  Quality Income Plus                                                               -                2,958                     -
  S&P 500 Index                                                                     -                  636                     -
  Strategist                                                                        -                2,007                    (1)
  Utilities                                                                         -                3,126                    (2)


                                                            Unit activity during 2000:
                                                            --------------------------

                                                                                                Accumulated
                                                                 Units Outstanding                Unit Value
                                                                 December 31, 2000            December 31, 2000
                                                                 -----------------            -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                    1,500                      $  7.22

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                        8,701                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Growth                                                            1,409                         7.60
  AIM V.I. Value                                                             2,074                         8.50

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                            2,441                         8.22
  Alliance Growth & Income                                                     636                         9.92
  Alliance Premier Growth                                                    4,400                         8.01

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                            2,256                        10.25
  International Growth                                                       2,085                         9.50
  Voyager                                                                    1,931                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                            854                         8.96
  Dividend Growth                                                            1,300                        10.67
  Equity                                                                     1,290                         8.90
  European Growth                                                              102                        10.03
  High Yield                                                                   143                         7.30
  Pacific Growth                                                             1,878                         7.87
  Quality Income Plus                                                        2,958                        10.45
  S&P 500 Index                                                                636                         8.89
  Strategist                                                                 2,006                         9.45
  Utilities                                                                  3,124                         9.32


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

  (Units in whole amounts)


                                                                        Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                                                                             with Income and Death Benefit Combination Option
                                                                      ------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                  --------------------------------

                                                                      Units Outstanding              Units                Units
                                                                      December 31, 1999              Issued              Redeemed
                                                                     -------------------          ------------       -------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                             -                   957                   -
  Equity Growth                                                                       -                 6,591                  (2)
  International Magnum                                                                -                 4,040                   -
  Mid Cap Value                                                                       -                14,053              (7,657)
  U.S. Real Estate                                                                    -                   857                  (7)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                 -                40,969              (6,575)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                       -                13,794              (6,930)
  AIM V.I. Value                                                                      -                12,582              (3,582)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                            -                 4,299              (1,435)
  Alliance Premier Growth                                                             -                16,389              (7,064)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     -                 4,928              (2,356)
  International Growth                                                                -                 5,835                (959)
  Voyager                                                                             -                 1,886                  (1)

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                                   -                 8,774                (959)
  Capital Growth                                                                      -                 1,105                   -
  Competitive Edge, "Best Ideas"                                                      -                17,289              (9,433)
  Dividend Growth                                                                     -               501,004              (1,575)
  Equity                                                                              -                 6,508                  (3)
  European Growth                                                                     -                 5,366              (2,585)
  High Yield                                                                          -                 4,882              (3,460)
  Income Builder                                                                      -                 2,912                  (1)
  Information                                                                         -                    73                   -
  Money Market                                                                        -                 3,380                  (8)
  Pacific Growth                                                                      -                 2,017              (1,033)
  Quality Income Plus                                                                 -                10,005                 (12)
  S&P 500 Index                                                                       -                 5,537                  (1)
  Short-Term Bond                                                                     -                 8,300                 (34)
  Strategist                                                                          -                 4,200                  (1)
  Utilities                                                                           -               550,775              (3,613)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                  Accumulated
                                                                   Units Outstanding              Unit Value
                                                                   December 31, 2000            December 31, 2000
                                                                   -----------------            -----------------
Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                        957                      $  7.21
  Equity Growth                                                                6,589                         8.24
  International Magnum                                                         4,040                         9.66
  Mid Cap Value                                                                6,396                         9.56
  U.S. Real Estate                                                               850                        10.16

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         34,394                         7.71

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                6,864                         7.67
  AIM V.I. Value                                                               9,000                         8.49

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                     2,864                         9.92
  Alliance Premier Growth                                                      9,325                         8.00

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                              2,572                        10.24
  International Growth                                                         4,876                         9.49
  Voyager                                                                      1,885                         8.23

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series (Class Y Shares) Sub-Accounts:
  Aggressive Equity                                                            7,815                         8.96
  Capital Growth                                                               1,105                         9.39
  Competitive Edge, "Best Ideas"                                               7,856                         8.50
  Dividend Growth                                                            499,429                        10.67
  Equity                                                                       6,505                         8.90
  European Growth                                                              2,781                        10.02
  High Yield                                                                   1,422                         7.30
  Income Builder                                                               2,911                        10.00
  Information                                                                     73                         9.28
  Money Market                                                                 3,372                        10.12
  Pacific Growth                                                                 984                         7.86
  Quality Income Plus                                                          9,993                        10.45
  S&P 500 Index                                                                5,536                         8.88
  Short-Term Bond                                                              8,266                        10.13
  Strategist                                                                   4,199                         9.44
  Utilities                                                                  547,162                         9.32

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                                      Morgan Stanley Dean Witter Preferred Client Variable Annuity
                                                                      ------------------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                 ---------------------------------

                                                                       Units Outstanding            Units                  Units
                                                                       December 31, 1999            Issued               Redeemed
                                                                      -------------------        ------------        -------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                    -              10,449                  (26)
  Capital Growth                                                                       -              31,812               (1,259)
  Competitive Edge, "Best Ideas"                                                       -               2,666                   (1)
  Dividend Growth                                                                      -              29,130              (26,851)
  Equity                                                                               -              52,752               (1,980)
  European Growth                                                                      -              22,291                 (112)
  Global Dividend Growth                                                               -               2,768                    -
  High Yield                                                                           -               3,974                    -
  Money Market                                                                         -              40,082              (22,477)
  Pacific Growth                                                                       -               3,042                    -
  Quality Income Plus                                                                  -               1,057                   (1)
  S&P 500 Index                                                                        -               1,369                    -
  Short-term Bond                                                                      -               3,068                   (1)
  Strategist                                                                           -              18,492                 (213)
  Utilities                                                                            -               6,093                   (2)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                        -               6,580                  (26)
  Mid Cap Value                                                                        -               5,849                   (2)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                  -              72,443              (27,337)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                        -               4,661                   (1)
  AIM V.I. Growth                                                                      -               1,324                   (1)
  AIM V.I. Value                                                                       -              19,411                 (564)

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                             -              18,108                    -
  Alliance Premier Growth                                                              -              14,992                 (424)

Investments in the Putnam Variable Trust Sub-Accounts:
  International Growth                                                                 -              52,946                    -
  Voyager                                                                              -              23,494                 (665)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                   Accumulated
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000            December 31, 2000
                                                                    -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                            10,423                     $  10.08
  Capital Growth                                                               30,553                        10.64
  Competitive Edge, "Best Ideas"                                                2,665                         8.62
  Dividend Growth                                                               2,279                        11.13
  Equity                                                                       50,772                         9.09
  European Growth                                                              22,179                         9.93
  Global Dividend Growth                                                        2,768                        10.65
  High Yield                                                                    3,974                         6.69
  Money Market                                                                 17,605                        10.49
  Pacific Growth                                                                3,042                         6.80
  Quality Income Plus                                                           1,056                        11.06
  S&P 500 Index                                                                 1,369                         9.48
  Short-term Bond                                                               3,067                        10.51
  Strategist                                                                   18,279                        10.41
  Utilities                                                                     6,091                        10.00

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Equity Growth                                                                 6,554                         8.98
  Mid Cap Value                                                                 5,847                        11.57

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                          45,106                         8.92

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                 4,660                         9.01
  AIM V.I. Growth                                                               1,323                         8.23
  AIM V.I. Value                                                               18,847                         8.69

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                     18,108                        11.74
  Alliance Premier Growth                                                      14,568                         8.71

Investments in the Putnam Variable Trust Sub-Accounts:
  International Growth                                                         52,946                         9.44
  Voyager                                                                      22,829                         8.54


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

   (Units in whole amounts)

                                                               Morgan Stanley Dean Witter Preferred Client Variable Annuity with
                                                             Performance Death Benefit Option or Performance Income Benefit Option
                                                             ---------------------------------------------------------------------

                                                                                                    Unit activity during 2000:
                                                                                                 --------------------------------

                                                                        Units Outstanding           Units                Units
                                                                        December 31, 1999           Issued             Redeemed
                                                                       -------------------       ------------        ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                     -             53,707              (21,986)
  Capital Growth                                                                        -              1,598                    -
  Competitive Edge, "Best Ideas"                                                        -                 25                    -
  Dividend Growth                                                                       -             16,096               (6,477)
  Equity                                                                                -            299,409             (269,460)
  European Growth                                                                       -             31,757              (16,809)
  Global Dividend Growth                                                                -              9,711               (8,739)
  Pacific Growth                                                                        -              6,961                 (632)
  Quality Income Plus                                                                   -                395                    -
  S&P 500 Index                                                                         -                976                   (1)
  Strategist                                                                            -             11,768                   (4)
  Utilities                                                                             -              3,118                   (1)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                               -                 27                    -
  Equity Growth                                                                         -              3,143                   (1)
  International Magnum                                                                  -              3,440                    -

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                   -             97,688              (52,975)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                         -                104                    -
  AIM V.I. Growth                                                                       -              5,968               (4,923)
  AIM V.I. Value                                                                        -             12,128                    -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                              -                375                    -
  Alliance Premier Growth                                                               -              7,285                   (3)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                       -              1,093                    -
  International Growth                                                                  -             15,806              (11,415)
  Voyager                                                                               -             11,544                   (7)


                                                               Unit activity during 2000:
                                                               --------------------------

                                                                                                   Accumulated
                                                                     Units Outstanding              Unit Value
                                                                     December 31, 2000            December 31, 2000
                                                                     -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                             31,721                     $  10.07
  Capital Growth                                                                 1,598                        10.62
  Competitive Edge, "Best Ideas"                                                    25                         8.61
  Dividend Growth                                                                9,619                        11.12
  Equity                                                                        29,949                         9.08
  European Growth                                                               14,948                         9.92
  Global Dividend Growth                                                           972                        10.63
  Pacific Growth                                                                 6,329                         6.80
  Quality Income Plus                                                              395                        11.05
  S&P 500 Index                                                                    975                         9.47
  Strategist                                                                    11,764                        10.39
  Utilities                                                                      3,117                         9.99

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                           27                         6.17
  Equity Growth                                                                  3,142                         8.97
  International Magnum                                                           3,440                         9.33

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                           44,713                         8.91

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                    104                         9.00
  AIM V.I. Growth                                                                1,045                         8.22
  AIM V.I. Value                                                                12,128                         8.68

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth & Income                                                         375                        11.73
  Alliance Premier Growth                                                        7,282                         8.70

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                1,093                        11.08
  International Growth                                                           4,391                         9.42
  Voyager                                                                       11,537                         8.53


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

    (Units in whole amounts)


                                                  Morgan Stanley Dean Witter Preferred Client Variable Annuity with Performance
                                                         Benefit Combination Option or  Death Benefit Combination Option
                                                  -----------------------------------------------------------------------------

                                                                                                   Unit activity during 2000:
                                                                                                 ------------------------------

                                                                      Units Outstanding             Units              Units
                                                                      December 31, 1999             Issued           Redeemed
                                                                     -------------------         ------------      ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                                   -               19,602               (746)
  Capital Growth                                                                      -                6,749                  -
  Competitive Edge, "Best Ideas"                                                      -                2,908                  -
  Dividend Growth                                                                     -               15,278             (7,431)
  Equity                                                                              -               32,395                  -
  European Growth                                                                     -               15,791                  -
  Global Dividend Growth                                                              -                1,561                  -
  Pacific Growth                                                                      -                2,566                  -
  Quality Income Plus                                                                 -                1,309                 (1)
  S&P 500 Index                                                                       -               25,914             (4,143)
  Strategist                                                                          -               13,694             (2,702)
  Utilities                                                                           -                6,335             (2,866)

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                             -                2,212                  -
  Equity Growth                                                                       -                  609                  -
  International Magnum                                                                -                6,184             (2,953)
  Mid Cap Value                                                                       -                3,997                 (1)

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                                 -               54,739             (3,614)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                       -                3,020                  -
  AIM V.I. Growth                                                                     -               15,519                 (4)
  AIM V.I. Value                                                                      -               20,724                  -

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                                     -                4,003                 (1)
  Alliance Growth & Income                                                            -               16,648             (3,666)
  Alliance Premier Growth                                                             -               16,648                 (6)

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                     -                4,699             (4,212)
  International Growth                                                                -               22,787                  -
  Voyager                                                                             -               13,026             (4,144)


                                                              Unit activity during 2000:
                                                              --------------------------

                                                                                                  Accumulated
                                                                   Units Outstanding              Unit Value
                                                                   December 31, 2000            December 31, 2000
                                                                   -----------------            -----------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Sub-Accounts:
  Aggressive Equity                                                           18,856                     $  10.06
  Capital Growth                                                               6,749                        10.61
  Competitive Edge, "Best Ideas"                                               2,908                         8.60
  Dividend Growth                                                              7,847                        11.11
  Equity                                                                      32,395                         9.07
  European Growth                                                             15,791                         9.91
  Global Dividend Growth                                                       1,561                        10.62
  Pacific Growth                                                               2,566                         6.79
  Quality Income Plus                                                          1,308                        11.04
  S&P 500 Index                                                               21,771                         9.46
  Strategist                                                                  10,992                        10.38
  Utilities                                                                    3,469                         9.98

Investments in The Universal Institutional Funds, Inc. (a)
 Sub-Accounts:
  Emerging Markets Equity                                                      2,212                         6.16
  Equity Growth                                                                  609                         8.96
  International Magnum                                                         3,231                         9.32
  Mid Cap Value                                                                3,996                        11.54

Investments in the Van Kampen Life Investment Trust Sub-Account:
  LIT Emerging Growth                                                         51,125                         8.90

Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V.I. Capital Appreciation                                                3,020                         8.99
  AIM V.I. Growth                                                             15,515                         8.21
  AIM V.I. Value                                                              20,724                         8.67

Investments in the Alliance Variable Product Series Fund
 Sub-Accounts:
  Alliance Growth                                                              4,002                         8.54
  Alliance Growth & Income                                                    12,982                        11.72
  Alliance Premier Growth                                                     16,642                         8.69

Investments in the Putnam Variable Trust Sub-Accounts:
  Growth & Income                                                                487                        11.06
  International Growth                                                        22,787                         9.41
  Voyager                                                                      8,882                         8.52

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.